                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

                                   ----------

                           SPDR(R) INDEX SHARES FUNDS
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)                  Copy to:

         Ryan M. Louvar, Esq.                     W. John McGuire, Esq.
  State Street Bank and Trust Company          Morgan, Lewis & Bockius LLP
      One Lincoln Street/CPH0326              1111 Pennsylvania Avenue, N.W.
           Boston, MA 02111                        Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT September 30, 2009

(SPDR LOGO)                                   PRECISE IN A WORLD THAT ISN'T.(SM)

TABLE OF CONTENTS


PRESIDENT'S LETTER TO SHAREHOLDERS........................................    1
MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND PORTFOLIO SUMMARIES.....    2
  SPDR(R) DJ STOXX 50(R) ETF (FEU)........................................    2
  SPDR(R) DJ EURO STOXX 50(R) ETF (FEZ)...................................    6
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF)..........................   10
  SPDR(R) S&P(R) CHINA ETF (GXC)..........................................   14
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)...............................   18
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)........................................   22
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR)................................   26
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML).........................   30
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF)..................   34
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)....................................   38
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)........................   43
  SPDR(R) DOW JONES INTERNATIONAL REAL ESTATE ETF (RWX)...................   47
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII)..............   52
  SPDR(R) MSCI ACWI EX-US ETF (CWI).......................................   56
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)........................   60
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)....................   64
  SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF (DWX).........................   68
  SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF (MDD)..........................   72
  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF (EWX).....................   76
  SPDR(R) DOW JONES GLOBAL REAL ESTATE ETF (RWO)..........................   80
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF (IPD)....   85
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF (IPS)..........   89
  SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF (IPW)....................   93
  SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF (IPF).................   97
  SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF (IRY)...............  101
  SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF (IPN)................  105
  SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF (IRV).................  109
  SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF (IPK)................  113
  SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF (IST)........  117
  SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF (IPU).................  121
SCHEDULES OF INVESTMENTS
  SPDR(R) DJ STOXX 50(R) ETF (FEU)........................................  125
  SPDR(R) DJ EURO STOXX 50(R) ETF (FEZ)...................................  126
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF)..........................  127
  SPDR(R) S&P(R) CHINA ETF (GXC)..........................................  130
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)...............................  133
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)........................................  139
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR)................................  140
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML).........................  142
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF)..................  144

  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)....................................  146
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)........................  154
  SPDR(R) DOW JONES INTERNATIONAL REAL ESTATE ETF (RWX)...................  161
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII)..............  163
  SPDR(R) MSCI ACWI EX-US ETF (CWI).......................................  165
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)........................  172
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)....................  177
  SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF (DWX).........................  182
  SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF (MDD)..........................  184
  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF (EWX).....................  189
  SPDR(R) DOW JONES GLOBAL REAL ESTATE ETF (RWO)..........................  193
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF (IPD)....  196
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF (IPS)..........  198
  SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF (IPW)....................  200
  SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF (IPF).................  201
  SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF (IRY)...............  203
  SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF (IPN)................  205
  SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF (IRV).................  207
  SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF (IPK)................  209
  SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF (IST)........  211
  SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF (IPU).................  212
FINANCIAL STATEMENTS......................................................  214
FINANCIAL HIGHLIGHTS......................................................  240
NOTES TO FINANCIAL STATEMENTS.............................................  252
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................  271
OTHER INFORMATION.........................................................  272

                              (Logo/annual report)
                       PRESIDENT'S LETTER TO SHAREHOLDERS


Dear Shareholders,

Enclosed, please find a copy of the annual report for the period ended September 30, 2009. Given State Street's heritage as the pioneer of exchange-traded funds
(ETFs), my colleagues and I take great pride in our family of SPDR ETFs.

2008 was a difficult year for investors everywhere struggling with volatile and uncertain market conditions. Today, the economy is steadily recovering from the worst recession of the post-war period; the S&P 500(R) Index has rocketed upward, rallying 62% from its March 9th low to a September 23(rd) high. Although we are experiencing one of the strongest rebounds ever and equity volatility has declined to lows not seen since well before the failure of Lehman Brothers, the market's forward progress is not positive on all fronts. For example, the residential real estate market has improved, but commercial real estate continues to deteriorate. The power of increasing consumer confidence is tempered by ongoing layoffs. And the tailwinds of the government's stimulus package must battle the headwinds of tight credit conditions.

In this unprecedented and uncertain market, SPDR Index Shares Funds continued to allow investors access to precise investment tools across a spectrum of market benchmarks and industries.

While the recent market conditions will be remembered as difficult on many levels, there have been moments of clarity. For example, investors have embraced ETFs for their flexibility, transparency, and low expense ratios. In fact, this year ETF assets under management hit an all-time high of nearly $700 billion.(*)

Looking ahead, you can count on State Street, the creator of the first ETF, to continue to provide new products to meet your needs whether you are adjusting your portfolio to protect your purchasing power or seeking growth opportunities in today's transitioning market. On behalf of the SPDR Index Shares Funds, I thank you for your continued support.

Sincerely,

/s/ James Ross
James Ross
President

* SSgA Strategy & Research as of 9/30/2009

                              (Logo/Annual Report)
                             SPDR DJ STOXX 50 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) DJ STOXX 50(R) ETF (the "Fund") seeks to replicate, before fees and expenses, the price and yield performance of the Dow Jones STOXX 50(R) Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy designed to track the price and yield performance of the Index.

For the twelve-month period ended September 30, 2009 (the "Reporting Period"), the Fund returned 0.69% and the Index returned 0.70%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Reporting Period started with markets in the midst of a steep decline. Economic indicators were falling, corporate earnings were falling, and liquidity in fixed income markets was poor. Governments and Central Banks around the world acted to boost a clearly ailing economy. Interest rates were cut, liquidity was sharply increased, and new and innovative methods of supporting the economy, and the financial sector in particular, were created by many Central Banks.

The difficult financial conditions led markets lower through the first five months of the period. Markets hit a low in early March, and began a furious rally through the end of the year. Through March 31, the Index had fallen over 33%, however in the next six months, the Index rose over 52%. The total return for the Index at the end of the twelve month period was 0.70%. The positive return at the end of the year was welcome news given the difficult circumstances at the outset.

Within the Index stocks, we saw a wide disparity in returns, especially among financial companies. Three of the best performing names were UniCredit SpA, Banco Santander and Credit Suisse Group AG. These firms were less affected by the crisis that struck financial markets and performed better than many of their peers. When markets rallied, these firms were rewarded by investors. At the other end of the spectrum was Royal Bank of Scotland ("RBS"). This firm had recently completed a large acquisition and hit with massive losses on real estate related investments. The firm posted the largest quarterly loss in British history during the year and the British government had to rescues the firm with huge cash injections. The British government now owns a majority of the outstanding shares of Royal Bank of Scotland.

Several other financial firms were amongst the weakest performers. BNP Paribas, HSBC, ING, and Intesa SanPaolo posted negative returns for the year, but the numbers were only a fraction of the Royal Bank of Scotland return.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                             SPDR DJ STOXX 50 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.29%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                       NET ASSET      MARKET       STOXX 50      NET ASSET      MARKET       STOXX 50
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                              0.69%        -0.70%         0.70%        0.69%        -0.70%         0.70%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -11.53%       -11.83%       -11.58%       -4.00%        -4.11%        -4.02%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           26.30%        25.94%        26.94%        4.78%         4.72%         4.89%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  73.99%        74.33%        75.38%        8.28%         8.31%         8.41%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period October 15, 2002 to September 30, 2009.

                              (Logo/Annual Report)
                             SPDR DJ STOXX 50 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR DJ STOXX 50 ETF (BASED ON NET ASSET VALUE)


                                                    DOW JONES
                                                   EURO STOXX
                                                    50 INDEX
                                    SPDR DJ           - US
                                   STOXX 50    DOLLAR DENOMINATED
                                    ETF (A)            (B)
                                   --------    ------------------
10/15/02                             10000            10000
12/31/02                             10059             9978
3/31/03                               9129             9132
6/30/03                              11098            11096
9/30/03                              11279            11287
12/31/03                             13631            13660
3/31/04                              13384            13423
6/30/04                              13524            13552
9/30/04                              13776            13815
12/31/04                             15710            15814
3/31/05                              15626            15695
6/30/05                              15612            15682
9/30/05                              16751            16856
12/31/05                             16872            16994
3/31/06                              18242            18401
6/30/06                              18818            18954
9/30/06                              19666            19835
12/31/06                             21383            21577
3/31/07                              21801            22014
6/30/07                              23864            24079
9/30/07                              24429            24672
12/31/07                             24300            24556
3/31/08                              21760            21990
6/30/08                              21237            21420
9/30/08                              17280            17416
12/31/08                             13617            13722
3/31/09                              11449            11531
6/30/09                              14230            14321
9/30/09                              17399            17538

                              (Logo/Annual Report)
                             SPDR DJ STOXX 50 ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              HSBC HOLDINGS PLC     BP PLC        NESTLE SA     TOTAL SA      BANCO SANTANDER SA
 ----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $3,131,382            2,638,100     2,468,602     2,094,543     2,083,767
 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.5                   4.7           4.4           3.7           3.7
 ----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    19.3%
Pharmaceuticals                     15.2
Oil, Gas & Consumable Fuels         14.6
Diversified Telecommunication
  Services                           5.8
Food Products                        5.6
Metals & Mining                      5.6
Capital Markets                      4.9
Insurance                            3.9
Electric Utilities                   3.4
Wireless Telecommunication
  Services                           3.3
Multi-Utilities                      2.7
Communications Equipment             2.4
Industrial Conglomerates             2.1
Tobacco                              1.8
Chemicals                            1.4
Food & Staples Retailing             1.4
Automobiles                          1.3
Electrical Equipment                 1.3
Software                             1.2
Beverages                            1.1
Diversified Financial Services       1.0
Short Term Investments               2.1
Other Assets & Liabilities          (1.4)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                          SPDR DJ EURO STOXX 50 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) DJ EURO STOXX 50(R) ETF (the "Fund") seeks to replicate, before fees and expenses, the price and yield performance of the Dow Jones EUROSTOXX 50(R) Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy designed to track the price and yield performance of the Index.

For the twelve-month period ended September 30, 2009 (the "Reporting Period"), the Fund returned 2.35% and the Index returned 2.12%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Reporting Period started with markets in the midst of a steep decline. Economic indicators were falling, corporate earnings were falling, and liquidity in fixed income markets was poor. Governments and Central Banks around the world acted to boost a clearly ailing economy. Interest rates were cut, liquidity was sharply increased, and new and innovative methods of supporting the economy, and the financial sector in particular, were created by many Central Banks.

The difficult financial conditions led markets lower through the first five months of the period. Markets hit a low in early March, and began a furious rally through the end of the year. The benchmark fell just over 35% in the six months ended March 31, and that was well off the lows set earlier in March. In the second six months of the period (ended September 30) the Index rallied 57%. The return for the entire twelve month period was 2.12%. While this was relatively low, the number is satisfying when compared to the results from just six months ago.

The returns of individual securities showed wide variation, even within the same sectors. Financials provide a good example, given the focus on that sector over the past couple of years. UniCredit SpA and Banco Santander were among the best performing names during the period. These firms avoided some of the bigger pitfalls in the financial sector allowing their stock prices to suffer less in the initial downdraft, and participate strongly in the rebound. Intesa Sanpaolo, ING and AXA were at the low end of returns.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                          SPDR DJ EURO STOXX 50 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ EURO STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.29%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                       NET ASSET      MARKET      EURO STOXX     NET ASSET      MARKET      EURO STOXX
                                         VALUE         VALUE       50 INDEX        VALUE         VALUE       50 INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                              2.35%         0.79%         2.12%        2.35%         0.79%         2.12%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          -5.71%        -5.72%        -6.50%       -1.94%        -1.95%        -2.22%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           44.16%        44.49%        43.16%        7.59%         7.64%         7.44%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 110.36%       110.97%       108.47%       11.27%        11.32%        11.13%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period October 15, 2002 to September 30, 2009.

                              (Logo/Annual Report)
                          SPDR DJ EURO STOXX 50 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR DJ EURO STOXX 50 ETF (BASED ON NET ASSET VALUE)


                                                       DOW
                                                   JONES EURO
                                    SPDR DJ         STOXX 50
                                  EURO STOXX        INDEX -
                                    50 ETF         US DOLLAR
                                      (A)       DENOMINATED (B)
                                  ----------    ---------------
10/15/02                            10000.0         10000.0
12/31/02                            10343.0         10282.5
3/31/03                             9148.38         9155.53
6/30/03                             11656.9         11640.8
9/30/03                             11745.9         11731.5
12/31/03                            14658.0         14657.0
3/31/04                             14443.1         14452.0
6/30/04                             14684.8         14664.0
9/30/04                             14590.1         14561.8
12/31/04                            17299.4         17325.2
3/31/05                             17160.9         17146.8
6/30/05                             16957.6         16927.3
9/30/05                             18210.7         18212.4
12/31/05                            18625.9         18635.7
3/31/06                             20603.0         20633.0
6/30/06                             21028.1         21004.0
9/30/06                             22306.1         22297.0
12/31/06                            24590.8         24595.0
3/31/07                             25447.9         25237.9
6/30/07                             28094.4         28022.0
9/30/07                             28944.1         28868.0
12/31/07                            29961.4         29884.2
3/31/08                             26801.1         26755.3
6/30/08                             25335.4         25184.0
9/30/08                             20550.1         20414.5
12/31/08                            16485.6         16365.0
3/31/09                             13366.4         13268.5
6/30/09                             16848.7         16678.8
9/30/09                             21036.1         20847.4

                              (Logo/Annual Report)
                          SPDR DJ EURO STOXX 50 ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 -------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TOTAL SA        BANCO SANTANDER SA     TELEFONICA SA     E.ON AG       SANOFI-AVENTIS
 -------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $10,517,172     10,462,955             9,021,439         6,761,470     6,228,882
 -------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.8             5.8                    5.0               3.7           3.4
 -------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Banks                               21.6%
Utilities                           11.4
Telecommunications                   9.9
Insurance                            9.7
Oil & Gas                            9.4
Chemicals                            6.0
Industrial Goods & Services          5.1
Food & Beverage                      5.0
Technology                           4.3
Health Care                          3.4
Personal & Household Goods           3.2
Construction & Materials             3.1
Automobiles & Parts                  2.4
Media                                1.7
Basic Resources                      1.5
Retail                               1.2
Financial Services                   0.7
Short Term Investments               3.6
Other Assets & Liabilities          (3.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P Emerging Asia Pacific ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the Asia Pacific Region. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Asia Pacific Emerging BMI Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 29.15%, and the total return for the Index was 32.70%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the last quarter the Group of 20 reaffirmed its commitment to a series of policies designed to promote a sustainable recovery. Emerging markets have benefited from the increasing liquidity of the global financial system, favorable growth surprise in China, and a perception that the developed world faces an extended period of sub-par growth. As signs emerged during the quarter that the global recovery was accelerating, some emerging market currencies rallied significantly. The technology, consumer discretionary and materials sectors were the best-performing. While many questions remain as to the long term pattern of US consumption and, by extension, consumer electronic imports from Asia, signs of stabilization in the US economy were enough to lead to an emerging tech-stock rally.

The three largest contributors to the Index return are Taiwan Semiconductor, Tencent Holdings, and China Construction Bank. The three worst contributors to the Index return are Satyam Computer, Tan Chong Motor, and Suntech Power.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING ASIA PACIFIC ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   S&P ASIA                                  S&P ASIA
                                                                    PACIFIC                                   PACIFIC
                                       NET ASSET      MARKET     EMERGING BMI    NET ASSET      MARKET     EMERGING BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            29.15%        28.62%        32.70%        29.15%        28.62%        32.70%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 18.09%        18.38%        17.87%         6.78%         6.88%         6.69%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING ASIA PACIFIC ETF (BASED ON NET ASSET VALUE)


                                      SPDR S&P          S&P ASIA
                                   EMERGING ASIA    PACIFIC EMERGING
                                    PACIFIC ETF         BMI INDEX
                                        (A)                (B)
                                   -------------    ----------------
                                      10000.00          10000.00
3/20/07                               10190.60          10276.00
4/30/07                               10650.10          10717.90
5/31/07                               11261.70          11399.50
6/30/07                               12073.40          12232.80
7/31/07                               12790.80          13117.30
8/31/07                               12853.60          13016.30
9/30/07                               14503.20          14701.90
10/31/07                              16435.00          16401.40
11/30/07                              14889.90          14923.60
12/31/07                              14763.90          14986.30
1/31/08                               12700.60          12745.90
2/29/08                               13579.80          13726.00
3/31/08                               12734.00          12792.60
4/30/08                               13877.80          13876.20
5/31/08                               13335.20          13254.50
6/30/08                               11729.20          11503.60
7/31/08                               11657.20          11459.90
8/31/08                               11116.30          10949.90
9/30/08                                9143.61           8881.49
10/31/08                               7040.21           6805.00
11/30/08                               6706.93           6476.31
12/31/08                               7319.41           7063.72
1/31/09                                6757.79           6563.61
2/28/09                                6557.56           6426.43
3/31/09                                7511.02           7290.21
4/30/09                                8766.57           8473.41
5/31/09                               10369.90          10208.80
6/30/09                               10235.20          10129.10
7/31/09                               11316.70          11268.70
8/31/09                               10924.90          10867.50
9/30/09                               11809.00          11787.00

                              (Logo/Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ----------------------------------------------------------------------------------------------------------------------------------

                                                                  TAIWAN SEMICONDUCTOR     RELIANCE
                                                                  MANUFACTURING CO.,       INDUSTRIES, LTD.     CHINA LIFE
  DESCRIPTION                              CHINA MOBILE, LTD.     LTD. ADR                 GDR                  INSURANCE CO., LTD.
 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $15,355,344            14,693,392               11,145,021           10,737,691
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.5                    3.4                      2.6                  2.5
 ----------------------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------

                                           INDUSTRIAL &
                                           COMMERCIAL
  DESCRIPTION                              BANK OF CHINA
 -------------------------------------------------------
    MARKET VALUE                           8,691,507
 -------------------------------------------------------
    % OF NET ASSETS                        2.0
 -------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    13.5%
Oil, Gas & Consumable Fuels         12.1
Semiconductors & Semiconductor
  Equipment                          8.3
Wireless Telecommunication
  Services                           6.6
Computers & Peripherals              4.7
Electronic Equipment,
  Instruments & Components           4.4
Insurance                            4.3
Metals & Mining                      3.4
Internet Software & Services         3.3
Chemicals                            3.1
Automobiles                          3.0
Real Estate Management &
  Development                        2.8
IT Services                          2.6
Transportation Infrastructure        2.2
Diversified Telecommunication
  Services                           2.2
Construction & Engineering           2.1
Electrical Equipment                 1.9
Capital Markets                      1.9
Food Products                        1.8
Hotels, Restaurants & Leisure        1.6
Construction Materials               1.5
Marine                               1.4
Electric Utilities                   1.3
Diversified Financial Services       1.3
Thrifts & Mortgage Finance           1.2
Industrial Conglomerates             0.9
Independent Power Producers &
  Energy Traders                     0.9
Energy Equipment & Services          0.8
Household Products                   0.6
Textiles, Apparel & Luxury
  Goods                              0.5
Airlines                             0.5
Beverages                            0.4
Gas Utilities                        0.4
Distributors                         0.4
Machinery                            0.4
Pharmaceuticals                      0.4
Media                                0.3
Building Products                    0.3
Health Care Providers &
  Services                           0.3
Tobacco                              0.2
Household Durables                   0.1
Health Care Equipment &
  Supplies                           0.1
Paper & Forest Products              0.1
Short Term Investments               3.1
Other Assets & Liabilities          (3.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                              SPDR S&P CHINA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P China ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the Chinese equity market. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P China BMI Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 33.06%, and the total return for the Index was 34.28%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

While the China market ended 2008 down 51% for the calendar year, the Chinese government announced a fiscal stimulus package to be implemented over the next two years to boost domestic demand. In addition, the People's Bank of China ("PBOC") announced a 108 bps cut in both lending and deposit interest rates, and cut the reserve requirement ratio by 100 bps for large banks and 20 bps for smaller banks. These large moves in fiscal and monetary policies have highlighted China's determination to maintain steady domestic growth.

Chinese stocks began 2009 with a slow rise; among the biggest gainers in the first quarter of 2009 were the automotive stocks and diversified financials. Despite concern that property market busts in the US and Europe could be accompanied by a bust in China, real estate stocks rose significantly in the first quarter of 2009.

Throughout the second quarter of 2009 sentiment improved on China, and Chinese consumer discretionary stocks surged in the quarter. But the telecom stocks significantly underperformed and the returns of Chinese industrial stocks were just in line with the Index.

China finished the Reporting Period on a positive note, and the fact that China's economy, soon to be the world's second largest in nominal GDP terms, was accelerating gave some investors confidence about the Asian region as a whole.

The Fund holdings are highly optimized and the use of B shares are excluded from our available holdings. While the Fund performance benefitted from its top performers China Construction Bank and China Industrial and Commercial Bank of China, its relative underweight in the Commercial Banks Industry cost the Fund performance relative to the Index.

On the contrary, the relative overweight to IT services helped the Fund over the course of the year.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                              SPDR S&P CHINA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P CHINA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                       NET ASSET      MARKET       S&P CHINA     NET ASSET      MARKET       S&P CHINA
                                         VALUE         VALUE       BMI INDEX       VALUE         VALUE       BMI INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            33.06%        32.20%        34.28%        33.06%        32.20%        34.28%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 31.57%        31.97%        30.91%        11.43%        11.57%        11.22%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                              SPDR S&P CHINA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P CHINA ETF (BASED ON NET ASSET VALUE)


                                    SPDR S&P    S&P CHINA
                                   CHINA ETF    BMI INDEX
                                      (A)          (B)
                                   ---------    ---------
                                     10000        10000
3/20/07                              10355        10373
4/30/07                              10719        10820
5/31/07                              11550        11742
6/30/07                              12839        12985
7/31/07                              14141        14345
8/31/07                              15073        15260
9/30/07                              18064        18288
10/31/07                             21101        21241
11/30/07                             18485        18548
12/31/07                             17666        17839
1/31/08                              13858        14020
2/29/08                              15216        15336
3/31/08                              13299        13441
4/30/08                              15518        15470
5/31/08                              14890        14883
6/30/08                              13089        13030
7/31/08                              13346        13279
8/31/08                              12441        12240
9/30/08                               9888         9751
10/31/08                              7646         7479
11/30/08                              7838         7687
12/31/08                              8711         8524
1/31/09                               7945         7837
2/28/09                               7688         7624
3/31/09                               8832         8746
4/30/09                               9920         9834
5/31/09                              11668        11626
6/30/09                              12023        12075
7/31/09                              13451        13438
8/31/09                              12511        12481
9/30/09                              13157        13091

                              (Logo/Annual Report)
                              SPDR S&P CHINA ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 --------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    INDUSTRIAL &
                                                                   CHINA LIFE               CHINA CONSTRUCTION      COMMERCIAL
  DESCRIPTION                              CHINA MOBILE, LTD.      INSURANCE CO., LTD.      BANK CORP.              BANK OF CHINA
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $45,593,822             31,363,346               26,798,134              25,281,385
 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        10.2                    7.0                      6.0                     5.7
 --------------------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------

  DESCRIPTION                              PETROCHINA CO., LTD.
 --------------------------------------------------------------
    MARKET VALUE                           22,405,110
 --------------------------------------------------------------
    % OF NET ASSETS                        5.0
 --------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         18.0%
Commercial Banks                    17.8
Wireless Telecommunication
  Services                          11.4
Insurance                           10.3
Internet Software & Services         6.3
Real Estate Management &
  Development                        4.7
Metals & Mining                      3.5
Transportation Infrastructure        2.8
Electrical Equipment                 2.6
Food Products                        2.5
Independent Power Producers &
  Energy Traders                     1.9
Marine                               1.8
Diversified Telecommunication
  Services                           1.7
Automobiles                          1.5
Hotels, Restaurants & Leisure        1.2
Construction & Engineering           1.1
Construction Materials               1.1
Textiles, Apparel & Luxury
  Goods                              0.9
Distributors                         0.8
Chemicals                            0.6
Communications Equipment             0.6
Computers & Peripherals              0.6
Industrial Conglomerates             0.6
Multiline Retail                     0.6
Paper & Forest Products              0.6
Energy Equipment & Services          0.5
Machinery                            0.4
Airlines                             0.3
Beverages                            0.3
Software                             0.3
Water Utilities                      0.3
Health Care Equipment &
  Supplies                           0.2
IT Services                          0.2
Media                                0.2
Road & Rail                          0.2
Semiconductors & Semiconductor
  Equipment                          0.2
Specialty Retail                     0.2
Air Freight & Logistics              0.1
Biotechnology                        0.1
Commercial Services & Supplies       0.0***
Electronic Equipment,
  Instruments & Components           0.0***
Household Durables                   0.0***
Short Term Investments               3.5
Other Assets & Liabilities          (2.5)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P Emerging Markets ETF (the "Fund") seeks to replicate as closely fees and expenses, the total return performance of an equity index based upon the emerging markets of the world. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Emerging BMI Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 18.05%, and the total return for the Index was 20.99%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The beginning of the Reporting Period was a difficult time with markets in the midst of a steep decline. Economic indicators were falling, liquidity in fixed income markets was poor and concerns were growing around the globe regarding the potential magnitude of the ongoing recession. Governments and Central Banks around the world acted to boost a clearly ailing economy. Interest rates were cut, liquidity was sharply increased, and new and innovative methods of supporting the economy, and the financial sector in particular, were created by many Central Banks.

The difficult financial conditions led markets lower through the first five months of the Reporting Period. Markets hit a low in March, and began to rally through the end of the Reporting Period. During the first five months, the Index fell approximately 35%. In the remaining seven months of the period, the Index rose almost 86%, ending with a cumulative gain of nearly 21%. The strong relative emerging market performance for the twelve months ended September 30, 2009 was the result of a number of factors. These included continued expectations of higher relative GDP growth, increased global liquidity, strong relative currency performances and increases in commodity prices. At the close of the Reporting Period, there were many positive signs in the global economy but concerns still lingered regarding the shape and breadth of the recovery.

There were a number of stocks that made significant contributions to the return of this Fund. Two of these were Avner Oil and Gas and China Shenhua Energy, which were helped by the rebound in commodity prices. Another pair of strong performers could be found in the IT Services and Semiconductors & Semiconductors Equipment Industries as evidenced by the returns of both Infosys Technologies and UTD Microelectronics. In general, this sector was hurt less in terms of sales and revenue than other sectors by the economic downturn. A third pair of stocks making solid contributions to this Fund's return were from the Commercial Banks Industry. These were Itau Unibanco and Turkiye Garanti Bankasi. These stocks' strong performance was caused in part by their ability to avoid the dramatic loss issues faced by many of their developed market counterparts.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                       NET ASSET      MARKET     S&P EMERGING    NET ASSET      MARKET     S&P EMERGING
                                         VALUE         VALUE       BMI INDEX       VALUE         VALUE       BMI INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            18.05%        17.57%        20.99%        18.05%        17.57%        20.99%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 12.08%        12.55%        11.77%         4.60%         4.78%         4.48%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING MARKETS ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                      SPDR S&P        S&P EMERGING
                                  EMERGING MARKETS      BMI INDEX
                                       ETF (A)             (B)
                                  ----------------    ------------
                                        10000             10000
3/20/07                                 10338             10389
4/30/07                                 10818             10863
5/31/07                                 11294             11357
6/30/07                                 11823             11927
7/31/07                                 12305             12467
8/31/07                                 12156             12226
9/30/07                                 13520             13574
10/31/07                                15145             15077
11/30/07                                14085             14145
12/31/07                                14134             14293
1/31/08                                 12448             12515
2/29/08                                 13329             13473
3/31/08                                 12706             12785
4/30/08                                 13774             13743
5/31/08                                 14123             14065
6/30/08                                 12780             12675
7/31/08                                 12302             12202
8/31/08                                 11498             11337
9/30/08                                  9495              9237
10/31/08                                 6968              6706
11/30/08                                 6536              6276
12/31/08                                 6946              6652
1/31/09                                  6404              6197
2/28/09                                  6197              6003
3/31/09                                  6977              6771
4/30/09                                  8175              7889
5/31/09                                  9623              9464
6/30/09                                  9463              9347
7/31/09                                 10422             10279
8/31/09                                 10394             10276
9/30/09                                 11208             11177

                              (Logo/Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ------------------------------------------------------------------------------------------------------------------

                                           PETROLEO                                    TAIWAN SEMICONDUCTOR
  DESCRIPTION                              BRASILEIRO SA ADR      GAZPROM OAO ADR      MANUFACTURING CO., LTD. ADR
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $3,995,993             2,635,225            1,828,369
 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.2                    2.8                  1.9
 ------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------

                                           ITAU UNIBANCO BANCO
  DESCRIPTION                              MULTIPLO SA ADR          CHINA MOBILE, LTD.
 -------------------------------------------------------------------------------------
    MARKET VALUE                           1,762,923                1,741,227
 -------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.9                      1.8
 -------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         17.1%
Commercial Banks                    14.7
Metals & Mining                      9.6
Wireless Telecommunication
  Services                           7.5
Semiconductors & Semiconductor
  Equipment                          3.4
Insurance                            2.3
Pharmaceuticals                      2.2
Diversified Telecommunication
  Services                           2.2
Beverages                            1.8
Computers & Peripherals              1.8
Chemicals                            1.8
Electric Utilities                   1.7
Construction & Engineering           1.7
Real Estate Management &
  Development                        1.6
Industrial Conglomerates             1.5
Food Products                        1.5
Diversified Financial Services       1.4
IT Services                          1.3
Construction Materials               1.3
Electronic Equipment,
  Instruments & Components           1.3
Internet Software & Services         1.2
Automobiles                          1.1
Media                                1.1
Food & Staples Retailing             1.1
Independent Power Producers &
  Energy Traders                     0.9
Specialty Retail                     0.9
Transportation Infrastructure        0.8
Hotels, Restaurants & Leisure        0.8
Electrical Equipment                 0.8
Multiline Retail                     0.8
Capital Markets                      0.7
Thrifts & Mortgage Finance           0.6
Household Durables                   0.6
Marine                               0.5
Software                             0.5
Tobacco                              0.4
Household Products                   0.4
Machinery                            0.4
Gas Utilities                        0.3
Paper & Forest Products              0.3
Airlines                             0.3
Leisure Equipment & Products         0.3
Personal Products                    0.2
Textiles, Apparel & Luxury
  Goods                              0.2
Communications Equipment             0.2
Energy Equipment & Services          0.2
Water Utilities                      0.2
Distributors                         0.2
Aerospace & Defense                  0.1
Building Products                    0.1
Health Care Providers &
  Services                           0.1
Trading Companies &
  Distributors                       0.1
Consumer Finance                     0.1
Road & Rail                          0.1
Professional Services                0.1
Air Freight & Logistics              0.0***
Biotechnology                        0.0***
Short Term Investment               12.4
Other Assets & Liabilities          (6.8)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Banque
     Marocaine pour le Commerce et l'Industrie SA, which was Level 2 and part of the Commercial Banks Industry and Mosel Vitelic, Inc., which was Level
     2 and part of the Semiconductors & Semiconductor Equipment Industry, both representing less than 0.05% of net assets.
***  Amount shown represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                             SPDR S&P BRIC 40 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P BRIC 40 ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the emerging markets of Brazil, Russia, India and China. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P BRIC 40 Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 18.16%, and the total return for the Index was 18.51%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Brazil and China accounted for 85% of the total Fund return for the Reporting Period. Brazil's contribution might be more impressive given its weight of only about 25% relative to China's nearly 50%. As global macro data improved during the period, Brazilian financial stocks rallied significantly. Given its rich natural resource deposits, materials stocks have historically been a significant part of the Brazilian Index. Recently, China and Brazil's stock performance has become more and more intertwined. The perception that Chinese demand for steel was firming helped to improve sentiment for Brazilian mining stocks, particularly in the third quarter of 2009. During the quarter, analysts repeatedly upgraded their estimates for Chinese growth in the fourth quarter of 2009 and 2010. China significantly underperformed in this last quarter, but the fact that China's economy, soon to be the world's second largest in nominal GDP terms, was accelerating gave some investors confidence about the Asian region as a whole.

Not surprisingly, eight out of the top ten contributors to the Fund return were either Chinese or Brazilian stocks. Itau Unibanco Banco Multiplo SA ADR (Brazil) was one of the top performers. Also in the top ten were: China Construction Bank Corp., Industrial and Commercial Bank of China, & Bank of China Ltd. Again, this speaks volumes to how far Financials have come in the past year. Also in this group, two were Brazilian basic materials firms: Cia Vale do Rio Doce & Compania Siderurgica Nacional .Rounding out the top ten were Russian energy company Surgutneftegaz JSC, two Information Technology companies Baidu Inc. (China), and Infosys Technologies Ltd. (India), and the land and property developer Chinese Overseas Land and Seas Ltd.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                             SPDR S&P BRIC 40 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P BRIC 40 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                       NET ASSET      MARKET      S&P BRIC 40    NET ASSET      MARKET      S&P BRIC 40
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            18.16%        18.73%        18.51%        18.16%        18.73%        18.51%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  0.01%         0.79%         0.85%         0.00%         0.34%         0.37%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period June 19, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                             SPDR S&P BRIC 40 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P BRIC 40 ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                   SPDR S&P    S&P BRIC
                                    BRIC 40    40 INDEX
                                    ETF (A)       (B)
                                   --------    --------
                                     10000       10000
6/19/07                               9954        9955
7/31/07                              10544       10542
8/31/07                              10727       10732
9/30/07                              12538       12554
10/31/07                             14703       14711
11/30/07                             13469       13499
12/31/07                             13469       13504
1/31/08                              11350       11379
2/29/08                              12339       12375
3/31/08                              11530       11565
4/30/08                              13089       13139
5/31/08                              13661       13731
6/30/08                              12418       12473
7/31/08                              11672       11722
8/31/08                              10591       10639
9/30/08                               8464        8510
10/31/08                              6165        6173
11/30/08                              5882        5893
12/31/08                              6058        6073
1/31/09                               5625        5640
2/28/09                               5560        5576
3/31/09                               6316        6344
4/30/09                               7313        7350
5/31/09                               8820        8870
6/30/09                               8576        8625
7/31/09                               9279        9339
8/31/09                               9110        9173
9/30/09                              10001       10085

                              (Logo/Annual Report)
                            SPDR S&P BRIC 40 ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 --------------------------------------------------------------------------------------------------------------------------------

                                                                                      PETROLEO BRASILEIRO     ITAU UNIBANCO BANCO
  DESCRIPTION                              GAZPROM OAO ADR     CHINA MOBILE, LTD.     SA ADR                  MULTIPLO SA ADR
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $26,774,491         24,138,193             23,926,155              20,534,382
 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        7.9                 7.1                    7.0                     6.0
 --------------------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------

  DESCRIPTION                              VALE SA ADR
 -----------------------------------------------------
    MARKET VALUE                           17,157,186
 -----------------------------------------------------
    % OF NET ASSETS                        5.0
 -----------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         36.8%
Commercia Banks                     24.8
Metals & Minings                     9.3
Wireless Telecommunication
  Services                           8.3
Insurance                            6.1
Diversified Telecommunication
  Services                           3.7
IT Services                          3.2
Internet Software & Services         3.1
Beverages                            1.7
Real Estate Management &
  Development                        1.1
Electric Utilities                   0.7
Construction & Engineering           0.7
Transportation Infrastructure        0.0***
Short Term Investments               8.2
Other Assets & Liabilities          (7.7)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P Emerging Europe ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon European emerging markets. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P European Emerging Capped BMI Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -5.18%, and the total return for the Index was -4.79%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

October 2008 was the worst one month performance on record for the emerging market asset class. In the last quarter of 2008, emerging market equities fell by the largest margin ever, with Emerging Europe down almost 46%. Russia performed the worst as the government devalued its currency 7 times in the month of December alone. In the first quarter of 2009 the global financial system continued to experience profound stress and global economic releases disappointed. The majority of emerging markets fell in the quarter, the Europe region fell over 4%. Russia managed to rally in the quarter, sparked by a 20% gain in March. During the height of the crisis, the Russian market was periodically shut, and panic selling dominated. Among the smaller markets, the most seriously affected by the crisis are the C-3 (Hungary, Poland and the Czech Republic). Global equities hit a low in mid-March, but rebounded sharply as evidence mounted that the pace of the decline in output in the US was moderating. Ongoing policy interventions in both the emerging and developed world also helped to buoy sentiment. The emerging market rally faltered in June; however emerging Europe still finished the period of April through June 2009 with gains of almost 40%. Emerging Markets have benefited from the reliquification of the global financial system and Europe ended the quarter with gains of almost 27%. The Russian market rose as well; this market is very volatile, reacting not just to events in Russia, but also to global stresses. Among the smaller markets, Turkey and Hungary soared.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING EUROPE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 S&P EUROPEAN                              S&P EUROPEAN
                                                                   EMERGING                                  EMERGING
                                       NET ASSET      MARKET      CAPPED BMI     NET ASSET      MARKET      CAPPED BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             -5.18%        -6.04%        -4.79%        -5.18%        -6.04%        -4.79%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -25.07%       -23.86%       -24.77%       -10.77%       -10.20%       -10.63%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING EUROPE ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                                       S&P EUROPEAN
                                      SPDR S&P       EMERGING CAPPED
                                  EMERGING EUROPE       BMI INDEX
                                      ETF (A)              (B)
                                  ---------------    ---------------
                                       10000              10000
3/20/07                                10597              10577
4/30/07                                10796              10655
5/31/07                                10316              10385
6/30/07                                11059              11109
7/31/07                                11386              11588
8/31/07                                10877              11120
9/30/07                                11873              12055
10/31/07                               12861              13155
11/30/07                               12585              13063
12/31/07                               13045              13553
1/31/08                                10898              11377
2/29/08                                11418              12109
3/31/08                                11351              11803
4/30/08                                11695              12140
5/31/08                                13053              13562
6/30/08                                12152              12547
7/31/08                                11429              11601
8/31/08                                 9822              10020
9/30/08                                 7902               7900
10/31/08                                5424               5140
11/30/08                                4677               4420
12/31/08                                4541               4254
1/31/09                                 3822               3611
2/28/09                                 3723               3424
3/31/09                                 4311               4083
4/30/09                                 5250               5009
5/31/09                                 6468               6162
6/30/09                                 5945               5859
7/31/09                                 6613               6388
8/31/09                                 6962               6748
9/30/09                                 7493               7523

                              (Logo/Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 --------------------------------------------------------------------------------------------------------------

                                                                              OAO ROSNEFT OIL CO.
  DESCRIPTION                              GAZPROM OAO ADR     LUKOIL ADR     GDR                     SBERBANK
 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $25,065,314         12,673,857     6,754,855               6,223,566
 --------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        18.2                9.2            4.9                     4.5
 --------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------

                                           MOBILE TELESYSTEMS
  DESCRIPTION                              ADR
 ------------------------------------------------------------
    MARKET VALUE                           5,305,356
 ------------------------------------------------------------
    % OF NET ASSETS                        3.8
 ------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         41.6%
Commercial Banks                    20.0
Metals & Mining                     10.7
Diversified Telecommunication
  Services                           6.0
Wireless Telecommunication
  Services                           5.2
Electric Utilities                   3.0
Media                                1.6
Household Durables                   1.4
Industrial Conglomerates             1.4
Chemicals                            1.3
Pharmaceuticals                      1.2
Beverages                            0.9
Airlines                             0.8
Diversified Financial Services       0.7
Energy Equipment & Services          0.6
Real Estate Management &
  Development                        0.6
Construction & Engineering           0.5
Distributors                         0.4
Software                             0.4
Hotels, Restaurants & Leisure        0.3
Insurance                            0.3
Auto Components                      0.2
Building Products                    0.2
Electronic Equipment,
  Instruments & Components           0.2
Biotechnology                        0.1
Short Term Investments               3.1
Other Assets and Liabilities        (2.7)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P Emerging Latin America ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the Latin American emerging markets. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Latin America BMI Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 16.99%, and the total return for the Index was 20.33%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Brazilian market comprises nearly two-thirds of the Index, and was the main contributor toward the Index's return in the Reporting Period. Brazil had significant returns and contributed positively to the overall region return. Given Brazil's vast natural resources deposits, metals and mining companies and oil and gas companies typically lead the way and the nine months ending September 2009 was no different. Aside from materials and oil companies, a number of Brazilian banks also rebounded dramatically from 2008. Mexico, a country whose economy is highly correlated with that of the U.S., fell almost 4% over this same time period. Its output is expected to fall nearly 7% in 2009, but signs of a bottoming economy did help the country to stem its losses in the last 3 months ending September 30, 2009.

Nine of the top ten stocks that contributed most to the overall regional return were Brazilian. Itau Unibanco led the way, while Banco Bradesco and Itau Unibanco Banco Multiplo SA ADR also made the top 10. Rounding out the top five were basic materials firms Cia Vale do Rio Doce and Companhia Siderurgica Nacional SA ADR and energy company Petroleo Brasileiro. The two worst performers were telecom company America Movil and basic materials company Cemex, and the fact that both are Mexican firms underscores the struggles that economy is facing.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING LATIN AMERICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   S&P LATIN                                 S&P LATIN
                                       NET ASSET      MARKET      AMERICA BMI    NET ASSET      MARKET      AMERICA BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            16.99%        17.40%        20.33%        16.99%        17.40%        20.33%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 27.39%        27.72%        30.92%        10.02%        10.14%        11.22%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING LATIN AMERICA ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                      SPDR S&P
                                   EMERGING LATIN     S&P LATIN
                                     AMERICA ETF     AMERICA BMI
                                         (A)          INDEX (B)
                                   --------------    -----------
                                        10000           10000
3/20/07                                 10333           10407
4/30/07                                 10966           11050
5/31/07                                 12152           12210
6/30/07                                 12423           12580
7/31/07                                 12578           12803
8/31/07                                 12197           12391
9/30/07                                 13649           13850
10/31/07                                15186           15452
11/30/07                                14298           14592
12/31/07                                14333           14711
1/31/08                                 13706           13749
2/29/08                                 14803           14980
3/31/08                                 14321           14446
4/30/08                                 15689           15782
5/31/08                                 16913           17185
6/30/08                                 15541           15887
7/31/08                                 14349           14705
8/31/08                                 13240           13505
9/30/08                                 10890           10880
10/31/08                                 7326            7448
11/30/08                                 6870            6967
12/31/08                                 7099            7139
1/31/09                                  7014            7151
2/28/09                                  6614            6792
3/31/09                                  7262            7481
4/30/09                                  8523            8808
5/31/09                                 10316           10658
6/30/09                                 10138           10429
7/31/09                                 11118           11401
8/31/09                                 11374           11762
9/30/09                                 12739           13092

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ---------------------------------------------------------------------------------------------------------------------------

                                           PETROLEO BRASILEIRO                     AMERICA MOVIL SAB     ITAU UNIBANCO BANCO
    DESCRIPTION                            SA ADR                  VALE SA ADR     DE CV                 MULTIPLO SA ADR
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $19,988,689             14,161,660      8,222,793             7,722,105
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        15.0                    10.7            6.2                   5.8
 ---------------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------

                                           BANCO BRADESCO
    DESCRIPTION                            SA ADR
 --------------------------------------------------------
    MARKET VALUE                           5,437,966
 --------------------------------------------------------
    % OF NET ASSETS                        4.1
 --------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Metals & Mining                     22.8%
Commercial Banks                    17.0
Oil, Gas & Consumable Fuels         15.7
Wireless Telecommunication
  Services                           7.3
Beverages                            4.4
Electric Utilities                   3.4
Diversified Telecommunication
  Services                           3.2
Food & Staples Retailing             2.8
Food Products                        2.5
Multiline Retail                     2.3
Industrial Conglomerates             2.2
Household Durables                   1.8
Independent Power Producers &
  Energy Traders                     1.7
Construction Materials               1.5
Media                                1.5
Paper & Forest Products              1.5
Diversified Financial Services       1.4
Transportation Infrastructure        1.1
Airlines                             0.7
Tobacco                              0.7
Household Products                   0.6
Building Products                    0.5
Chemicals                            0.5
Construction & Engineering           0.5
Internet & Catalog Retail            0.5
Personal Products                    0.5
Water Utilities                      0.5
Aerospace & Defense                  0.4
Real Estate Management &
  Development                        0.2
Short Term Investments              21.9
Other Assets & Liabilities         (21.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P Emerging Middle East & Africa ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the Middle Eastern and African emerging markets. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Mid-East & Africa BMI Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 14.04%, and the total return for the Index was 13.83%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Middle East and Africa markets were down almost 19% for the final quarter of 2008. The South African market, the largest in this region, fell 16% in the quarter. In December, the country's Reserve Bank reduced its key policy rate by 50bp to 11.50%. This was the first cut since April 2005 and followed a cumulative hiking cycle of 500 bp from June 2006 to June 2008. Among the smaller markets, Morocco was a star performer for this quarter while Israel fell. In the first quarter of 2009 the global financial system continued to experience profound stress and global economic releases disappointed. The majority of emerging markets fell in the quarter; the Middle East and Africa region fell almost 4%. Israel managed to rise in the quarter, spiked by the gain in Teva Pharmaceuticals. Global equities hit a low in mid-March, but rebounded sharply as evidence mounted that the pace of output decline in the US was moderating. Ongoing policy interventions in both the emerging and developed world also helped to buoy sentiment; however, the emerging market rally faltered in June. During the period of April through June 2009, global inflation fears increased, but then ebbed as the magnitude of the global output gap became increasingly evident, and this region saw gains of over 28%. South Africa rose 31.3%. In the final quarter of the Reporting Period, the massive policy interventions of the past 18 months increasingly had an impact. During the quarter the Group of 20 also met, and reaffirmed its commitment to a series of policies designed to promote a sustainable recovery. Emerging Markets, including Middle East and Africa have benefited from the reliquification of the global financial system.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 S&P MID-EAST                              S&P MID-EAST
                                                                       &                                         &
                                       NET ASSET      MARKET      AFRICA BMI     NET ASSET      MARKET      AFRICA BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            14.04%        14.45%        13.83%        14.04%        14.45%        13.83%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  6.51%         7.74%         9.98%         2.52%         2.99%         3.83%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                 SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                       SPDR S&P
                                   EMERGING MIDDLE    S&P MIDDLE
                                        EAST &          EAST &
                                      AFRICA ETF      AFRICA BMI
                                         (A)           INDEX (B)
                                   ---------------    ----------
                                        10000            10000
3/20/07                                 10453            10469
4/30/07                                 11246            11263
5/31/07                                 11081            11158
6/30/07                                 10892            11037
7/31/07                                 10944            11092
8/31/07                                 10878            10957
9/30/07                                 11584            11653
10/31/07                                12811            12921
11/30/07                                12178            12474
12/31/07                                12042            12467
1/31/08                                 10889            11424
2/29/08                                 11521            12178
3/31/08                                 10818            11523
4/30/08                                 11773            12305
5/31/08                                 12015            12508
6/30/08                                 11245            11640
7/31/08                                 11261            11555
8/31/08                                 10780            11029
9/30/08                                  9340             9663
10/31/08                                 7178             7372
11/30/08                                 6861             7078
12/31/08                                 7611             7819
1/31/09                                  6785             7020
2/28/09                                  6635             6886
3/31/09                                  7296             7573
4/30/09                                  8083             8358
5/31/09                                  9174             9472
6/30/09                                  9373             9682
7/31/09                                 10002            10345
8/31/09                                 10368            10710
9/30/09                                 10651            10998

                              (Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 --------------------------------------------------------------------------------------------------------------------------

                            TEVA PHARMACEUTICAL                                         STANDARD BANK     IMPALA PLATINUM
    DESCRIPTION             INDUSTRIES, LTD.        MTN GROUP, LTD.     SASOL, LTD.     GROUP, LTD.       HOLDINGS, LTD.
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $13,902,117             8,453,264           7,341,580       4,599,583         4,340,924
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.8                    6.5                 5.7             3.6               3.4
 --------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    16.4%
Metals & Mining                     13.7
Pharmaceuticals                     12.4
Wireless Telecommunication
  Services                           8.0
Diversified Financial Services       6.0
Oil, Gas & Consumable Fuels          5.9
Industrial Conglomerates             3.6
Media                                3.6
Chemicals                            3.1
Construction & Engineering           3.0
Food & Staples Retailing             2.7
Specialty Retail                     2.4
Real Estate Management &
  Development                        2.2
Insurance                            1.9
Software                             1.9
Diversified Telecommunication
  Services                           1.5
Aerospace & Defense                  1.4
Capital Markets                      1.2
Construction Materials               1.2
Food Products                        1.0
Household Durables                   0.8
Tobacco                              0.7
Health Care Providers &
  Services                           0.6
Multiline Retail                     0.6
Distributors                         0.5
Real Estate Investment Trusts        0.5
Marine                               0.4
Semiconductors & Semiconductor
  Equipment                          0.4
Electrical Equipment                 0.3
Electronic Equipment,
  Instruments & Components           0.3
Hotels, Restaurants & Leisure        0.3
Paper & Forest Products              0.2
Communications Equipment             0.1
Health Care Equipment &
  Supplies                           0.1
Internet Software & Services         0.1
Trading Companies &
  Distributors                       0.1
Short Term Investments               1.0
Other Assets & Liabilities          (0.1)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Banque
     Marocaine pour le Commerce et l'Industrie SA, which was Level 2 and part of the Commercial Banks Industry, representing less than 0.05% of net assets.

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P World ex-US ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) equity markets. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 4.68%, and the total return for the Index was 5.34%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Although December brought modest relief for equity prices around the world, the last three months of 2008 still produced losses. Weighing on stocks through October and November were overwhelming global liquidity needs in the wake of the abrupt Lehman Brothers failure in mid-September.

The opening quarter of 2009 followed a pattern similar to that which occurred in the end of 2008. A robust rally at the close of the quarter did not recover the losses sustained earlier in the quarter. Weighing on share prices were ongoing deterioration in the global growth outlook; steep erosion in profits expectations; and lingering worries about impaired assets and tight credit conditions. But aggressive approaches to monetary and fiscal stimulus continued to take shape in the US, Europe, and Asia. Tentative signs of economic stabilization began to appear, and the first quarter ended with a stronger rally.

After six consecutive quarters of disruption and disappointment, global equity markets finally managed a meaningful rebound through the spring of 2009. While developed countries around the world were still in a recession, hobbled by excess capacity and job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. Leading indicators of economic activity began to turn upward, and investors responded by selling safe-haven assets and increasing exposure to stocks, corporate bonds, and commodities.

For equities, the meat of the rally came in April and May, when stock markets around the world posted consistent gains. Strong rebounds in financial shares were accompanied by renewed interest in economically sensitive groups, as investors decided that a retreat in consumer spending may have seen its worst and that demand for basic materials might prove resilient.

The third quarter of 2009 began quietly, as investors nervously digested the remarkable relief rally that boosted global equity markets during the spring. But second-quarter earnings reports were broadly constructive, as aggressive cost cutting flattered profitability. Leading economic indicators continued to suggest emergence from recession, with business confidence picking up consistently. Central bankers acknowledged the budding improvement, but given weak employment conditions and the tentative flow of credit, they reiterated that removal of monetary stimulus remained a distant prospect. With liquidity worldwide staying flush and short-term investments offering minimal return potential, funds flowed steadily into long-term financial assets from the middle of July onwards, and global equities easily shook off dips in August and September to complete a second consecutive quarter with impressively strong returns.

The Fund is an optimized fund that holds a subset of the broader Index and therefore does not necessarily hold the stocks in the same proportion as the Index. Contributing most significantly to the Fund underperforming the Index was the positive Index performance of country securities that the Fund did not hold, namely Brazil, China and Taiwan. The Fund performance was helped by its relative overweight to the United Kingdom, Korea, France, Switzerland and Germany.

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)


Specifically, the Fund's performance over the 12 month period ended September 30, 2009 was most positively impacted by Samsung Electronics, BHP Billiton Ltd., and BP PLC.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P WORLD EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.34%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                       NET ASSET      MARKET       EX-US BMI     NET ASSET      MARKET       EX-US BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                              4.68%         2.74%         5.34%         4.68%         2.74%         5.34%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -23.54%       -23.09%       -22.93%       -10.38%       -10.16%       -10.10%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period April 20, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
                        PERFORMANCE SUMMARY  (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P WORLD ex-US ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                     SPDR S&P     S&P DEVELOPED
                                   WORLD EX-US      EX-US BMI
                                     ETF (A)        INDEX (B)
                                   -----------    -------------
                                      10000           10000
4/20/07                                9983            9986
5/31/07                               10192           10231
6/30/07                               10235           10245
7/31/07                               10134           10161
8/31/07                                9937            9960
9/30/07                               10456           10494
10/31/07                              10901           10978
11/30/07                              10474           10498
12/31/07                              10239           10286
1/31/08                                9333            9330
2/29/08                                9496            9540
3/31/08                                9371            9404
4/30/08                                9866            9899
5/31/08                               10032           10067
6/30/08                                9230            9269
7/31/08                                8901            8933
8/31/08                                8522            8557
9/30/08                                7305            7312
10/31/08                               5848            5731
11/30/08                               5528            5409
12/31/08                               5854            5738
1/31/09                                5335            5229
2/28/09                                4777            4693
3/31/09                                5117            5037
4/30/09                                5782            5719
5/31/09                                6473            6454
6/30/09                                6415            6405
7/31/09                                7024            7010
8/31/09                                7323            7365
9/30/09                                7646            7707

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 -----------------------------------------------------------------------------------------------------------

                            SAMSUNG
                            ELECTRONICS CO.,
    DESCRIPTION             LTD. GDR             HSBC HOLDINGS PLC     BP PLC        NESTLE SA     TOTAL SA
 -----------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,236,125           1,127,545             1,058,437     887,413       842,447
 -----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.5                  1.3                   1.2           1.0           1.0
 -----------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    14.7%
Oil, Gas & Consumable Fuels          8.4
Metals & Mining                      6.2
Pharmaceuticals                      5.6
Insurance                            4.6
Diversified Telecommunication
  Services                           3.1
Chemicals                            3.0
Food Products                        2.6
Machinery                            2.5
Electric Utilities                   2.4
Automobiles                          2.3
Capital Markets                      2.3
Real Estate Management &
  Development                        2.2
Semiconductors & Semiconductor
  Equipment                          2.1
Food & Staples Retailing             2.0
Wireless Telecommunication
  Services                           1.9
Industrial Conglomerates             1.8
Construction & Engineering           1.5
Electronic Equipment,
  Instruments & Components           1.5
Electrical Equipment                 1.5
Media                                1.4
Multi-Utilities                      1.4
Diversified Financial Services       1.3
Trading Companies &
  Distributors                       1.3
Road & Rail                          1.2
Beverages                            1.2
Real Estate Investment Trusts        1.2
Health Care Equipment &
  Supplies                           1.2
Hotels, Restaurants & Leisure        1.1
Energy Equipment & Services          1.1
Household Durables                   1.1
Specialty Retail                     0.9
Textiles, Apparel & Luxury
  Goods                              0.9
Building Products                    0.8
Tobacco                              0.7
Commercial Services & Supplies       0.7
Auto Components                      0.7
Communications Equipment             0.7
Professional Services                0.7
Software                             0.6
IT Services                          0.6
Computers & Peripherals              0.6
Aerospace & Defense                  0.6
Multiline Retail                     0.5
Transportation Infrastructure        0.5
Marine                               0.5
Gas Utilities                        0.5
Office Electronics                   0.4
Construction Materials               0.4
Health Care Providers &
  Services                           0.4
Household Products                   0.4
Air Freight & Logistics              0.3
Distributors                         0.2
Paper & Forest Products              0.2
Personal Products                    0.2
Biotechnology                        0.2
Airlines                             0.2
Life Sciences Tools & Services       0.1
Consumer Finance                     0.1
Independent Power Producers &
  Energy Traders                     0.1
Leisure Equipment & Products         0.1
Internet & Catalog Retail            0.0***
Short Term Investments              12.3
Other Assets & Liabilities         (11.8)
 -----------------------------------------------
TOTAL                             100.0 %
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Anglo Irish
     Banks Corp. PLC, which was Level 3 and part of the Commercial Banks
     Industry, representing less than 0.05% of net assets.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Small Cap ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) small cap equity markets. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US Under USD2 Billion Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 10.45%, and the total return for the Index was 11.91%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Although December 2008 produced modest relief for equity prices, the latest three months still entailed a 22% decline for international small cap equities. Weighing on stocks through October and November were overwhelming global liquidity needs against a backdrop of sharply deteriorating economic data. The opening quarter of 2009 followed a pattern similar to that which occurred at the end of 2008. A robust rally into the end of the quarter did not recover losses earlier in the quarter and developed country small cap equity markets sustained another quarterly loss as well as another quarter of double-digit declines at over 11%. Weighing on share prices were ongoing deterioration in the global growth outlook; steep erosion in profits expectations; and lingering worries about impaired assets and tight credit conditions. But aggressive approaches to monetary and fiscal stimulus continued to take shape in the US, Europe, and Asia. The Fund returned almost 33% in the third quarter. In the final quarter of the Reporting Period, smaller stocks were, once again, solid outperformers around the world yielding gains of almost 20% in the Fund.

Japan has contributed significantly to this Fund's performance as it accounts for over 35% of the weight in this Fund's index and the outlook for Japan's economy is brighter than once anticipated. Better news coming out of Japan has led to a rally in small-cap securities. Additionally, Korea, which represents over 5% of this Index and now exports more to China than to the US, had significant positive returns led by semi-conductor stocks. The Korean banks, which are thought not to have major credit problems, also rose significantly.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                     UNDER                                     UNDER
                                       NET ASSET      MARKET     USD2 BILLION    NET ASSET      MARKET     USD2 BILLION
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             10.45%         7.97%        11.91%        10.45%         7.97%        11.91%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -24.61%       -24.26%       -25.81%       -10.89%       -10.72%       -11.47%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period April 20, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL SMALL CAP ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                        SPDR S&P         S&P DEVELOPED
                                  INTERNATIONAL SMALL    EX-U.S. UNDER
                                        CAP ETF           USD2 BILLION
                                          (A)              INDEX (B)
                                  -------------------    -------------
                                         10000               10000
4/20/07                                  10053               10043
5/31/07                                  10261               10278
6/30/07                                  10250               10298
7/31/07                                  10368               10393
8/31/07                                   9927                9903
9/30/07                                  10315               10276
10/31/07                                 10886               10811
11/30/07                                 10054                9958
12/31/07                                  9776                9692
1/31/08                                   8878                8764
2/29/08                                   9238                9169
3/31/08                                   9154                8958
4/30/08                                   9356                9164
5/31/08                                   9522                9406
6/30/08                                   8849                8743
7/31/08                                   8484                8316
8/31/08                                   8104                7885
9/30/08                                   6826                6620
10/31/08                                  5150                4968
11/30/08                                  4922                4746
12/31/08                                  5332                5128
1/31/09                                   4968                4843
2/28/09                                   4440                4337
3/31/09                                   4731                4642
4/30/09                                   5441                5308
5/31/09                                   6180                6088
6/30/09                                   6282                6175
7/31/09                                   6729                6614
8/31/09                                   7215                7053
9/30/09                                   7539                7419

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 -----------------------------------------------------------------------------------------------------------

                            SHOCHIKU       HAW PAR         CAFE DE CORAL      PROGRESS ENERGY
    DESCRIPTION             CO., LTD.      CORP., LTD.     HOLDINGS, LTD.     RESOURCES CORP.     RUBIS
 -----------------------------------------------------------------------------------------------------------
    MARKET VALUE            $3,296,197     2,867,912       2,847,948          2,709,624           2,640,714
 -----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.6            0.6             0.6                0.5                 0.5
 -----------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Metals & Mining                      6.1%
Machinery                            5.2
Commercial Banks                     4.4
Oil, Gas & Consumable Fuels          4.2
Real Estate Management &
  Development                        3.9
Specialty Retail                     3.8
Chemicals                            3.5
Electronic Equipment,
  Instruments & Components           3.5
Commercial Services & Supplies       3.4
Construction & Engineering           3.3
Hotels, Restaurants & Leisure        3.3
Real Estate Investment Trusts        3.3
Media                                3.1
Capital Markets                      3.0
Health Care Equipment &
  Supplies                           2.6
Food Products                        2.5
Pharmaceuticals                      2.4
Electrical Equipment                 1.9
Auto Components                      1.7
Professional Services                1.7
Health Care Providers &
  Services                           1.6
Industrial Conglomerates             1.6
Textiles, Apparel & Luxury
  Goods                              1.6
Building Products                    1.5
Software                             1.5
Household Durables                   1.4
IT Services                          1.4
Trading Companies &
  Distributors                       1.4
Energy Equipment & Services          1.3
Insurance                            1.3
Road & Rail                          1.3
Semiconductors & Semiconductor
  Equipment                          1.3
Communications Equipment             1.2
Multiline Retail                     1.2
Paper & Forest Products              1.1
Marine                               1.0
Beverages                            0.9
Distributors                         0.9
Gas Utilities                        0.8
Biotechnology                        0.7
Consumer Finance                     0.7
Transportation Infrastructure        0.7
Containers & Packaging               0.6
Diversified Consumer Services        0.6
Diversified Financial Services       0.6
Internet Software & Services         0.6
Automobiles                          0.5
Construction Materials               0.5
Aerospace & Defense                  0.4
Food & Staples Retailing             0.4
Independent Power Producers &
  Energy Traders                     0.3
Thrifts & Mortgage Finance           0.3
Airlines                             0.2
Electric Utilities                   0.2
Internet & Catalog Retail            0.2
Leisure Equipment & Products         0.2
Air Freight & Logistics              0.1
Diversified Telecommunication
  Services                           0.1
Health Care Technology               0.1
Life Sciences Tools & Services       0.1
Wireless Telecommunication
  Services                           0.1
Short Term Investments               9.5
Other Assets & Liabilities          (8.8)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Carnegie
     Investment Bank AB, which was Level 3 and part of the Capital Markets
     Industry, New City Residence Investment Corp., which was Level 3 and part of the Real Estate Investment Trusts Industry, and Record Realty, which was Level 3 and part of the Real Estate Investment Trusts Industry, all representing less than 0.05% of net assets.

                              (Logo/Annual Report)
                 SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) Dow Jones International Real Estate ETF (the "Fund") seeks to replicate, before fees and expenses, the price and yield performance of an equity index based upon the international real estate market. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the price and yield performance of the Dow Jones Global ex-U.S. Select Real Estate Securities Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -1.52%, and the total return for the Index was -0.99%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the early stages of the current economic downturn, global real estate faced challenges from illiquidity in the capital markets and from deterioration in real estate operating fundamentals. The global publicly traded real estate markets uniformly sold off in 2008 in anticipation of rising commercial loan defaults and falling direct property values. As secondary public equity raises unfolded in the spring of 2009, equity buyers re-entered the listed real estate market to take advantage of historically low prices. Liquidity started to flow to publicly traded real estate companies and bankruptcy related risks abated. As public real estate companies re-equitized, de-levered and repaired their balance sheets, debt buyers followed suit during the summer. Unsecured real estate debt spreads tightened in most regions to a maximum of 200 basis points over the prevailing domestic treasury rates. Approximately $30 billion of new equity and $10 billion of new corporate debt was issued during 2009.

Supported by a global synchronized governmental effort to inject liquidity into the capital markets, bank lending also began to return to public real estate. Bank interest rates across the world remained uniformly low and banks now have a clear preference for better capitalized public companies.

During the year, publicly traded real estate companies have proven their ability to mobilize capital while private property owners remained under pressure from looming Commercial Mortgage Backed Securities (CMBS) and bank debt maturities. As the publicly traded real estate market rallied, the valuation gap between public and private real estate widened. The Australian, UK and North American public real estate markets finished the Reporting Period trading at extended 20%-30% Price to Net Asset Value premiums.

The private real estate market valuations have declined since the peak on average 30%-50% but have more recently shown signs of stabilization. In the UK, private real estate valuations have declined 44% between June of 2007 and June of 2009. Subsequently, capital values have been appreciating but at a modest rate. This trend is backed by a strong demand for commercial quality real estate with long-term bond-like income. In Singapore, capital values declined 50% for office, 30% for residential and 10% for retail. However, during the summer, property values have stabilized led by for-sale residential pricing.

From a regional perspective, Asia-Pacific publically traded real estate market posted a positive 5% return for the Reporting Period and outperformed the global universe. Pan European markets declined 10% but had also posted strong positive returns in the last two quarters of the Reporting Period, 27% for quarter ending June 30, 2009 and 39% for quarter ending September 30, 2009.

From a sector perspective, Real Estate Operating Companies returned positive 14% for the Reporting Period and outperformed Real Estate Investment Trusts (REITs) that returned negative 8%. Residential REITs, Self-Storage REITs and Retail REITs outperformed their peers with 4%, 4% and 0% returns respectively. Hotel REITs was the worst performing sector during the Reporting Period, returning -24%.

At the individual security level, Austrian Real Estate Operating Company, IMMOEAST AG was the best performing security in the global universe. BR Malls Participacoes, a Brazilian Retail Mall owner, Hong Kong developers Wheelock & Co., Kerry Properties, Hang Lung Properties and Hang Lung Group generated

                              (Logo/Annual Report)
                 SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)



higher returns. On the opposite spectrum of the returns were a number of Australian A-REITs, namely Goodman Group, Macquarie Office Trust and ING Industrial Fund, UK Office REIT, Workspace Group PLC, was the worst performing security for the Reporting Period.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                 SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                    GLOBAL                                    GLOBAL
                                                                    EX-U.S.                                   EX-U.S.
                                                                  SELECT REAL                               SELECT REAL
                                                                    ESTATE                                    ESTATE
                                       NET ASSET      MARKET      SECURITIES     NET ASSET      MARKET      SECURITIES
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             -1.52%        -2.18%        -0.99%        -1.52%        -2.18%        -0.99%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -34.40%       -34.34%       -33.86%       -14.00%       -13.98%       -13.75%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period December 15, 2006 to September 30, 2009.

                              (Logo/Annual Report)
                 SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                                             DOW JONES
                                        SPDR DOW           GLOBAL EX-U.S.
                                  JONES INTERNATIONAL       SELECT REAL
                                      REAL ESTATE        ESTATE SECURITIES
                                        ETF (A)              INDEX (B)
                                  -------------------    -----------------
                                         10000                 10000
12/15/06                                 10401                 10397
1/31/07                                  10546                 10576
2/29/07                                  10836                 10871
3/31/07                                  11149                 11207
4/30/07                                  11390                 11448
5/31/07                                  11605                 11670
6/30/07                                  10857                 10949
7/31/07                                  10297                 10383
8/31/07                                  10270                 10341
9/30/07                                  10809                 10900
10/31/07                                 11009                 11112
11/30/07                                 10174                 10274
12/31/07                                  9682                  9785
1/31/08                                   9171                  9257
2/28/08                                   9207                  9285
3/31/08                                   9032                  9098
4/30/08                                   9451                  9510
5/31/08                                   9251                  9313
6/30/08                                   8218                  8251
7/31/08                                   8103                  8145
8/31/08                                   7736                  7770
9/30/08                                   6661                  6680
10/31/08                                  4963                  4954
11/30/08                                  4534                  4530
12/31/08                                  4733                  4734
1/31/09                                   4281                  4288
2/29/09                                   3682                  3691
3/31/09                                   3934                  3950
4/30/09                                   4471                  4495
5/31/09                                   5140                  5163
6/30/09                                   5228                  5255
7/31/09                                   5723                  5771
8/31/09                                   6220                  6263
9/30/09                                   6560                  6614

                              (Logo/Annual Report)
                 SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ----------------------------------------------------------------------------------------------------------------------------

                            WESTFIELD       UNIBAIL-       MITSUI FUDOSAN     BROOKFIELD ASSET               LAND SECURITIES
    DESCRIPTION             GROUP           RODAMCO SE     CO., LTD.          MANAGEMENT, INC. (CLASS A)     GROUP PLC
 ----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $98,730,213     68,690,243     56,053,789         43,611,015                     28,686,732
 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.5            7.3            6.0                4.6                            3.1
 ----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Retail REITs                        36.6%
Real Estate Management &
  Development                       32.1
Diversified REITs                   14.8
Office REITs                        12.1
Industrial REITs                     2.8
Residential REITs                    0.8
Specialized REITs                    0.4
Short Term Investments              14.9
Other Assets & Liabilities         (14.5)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Martinsa-Fadesa
     SA, which was Level 3 and part of the Real Estate Management & Development
     Industry, representing less than 0.05% of net assets.

                              (Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) FTSE/Macquarie Global Infrastructure 100 ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the global infrastructure industry market. To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology to track the total return performance of the Macquarie Global Infrastructure 100 Index (the "Index").

For the twelve-month period ended September 30, 2009 (the "Reporting Period"), the Fund returned -5.40% and the Index returned -4.66%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Reporting Period began with world equity markets in the midst of a significant downturn. Headlines were dominated by weakening economic data, falling earnings, assets impairments and poor liquidity in fixed income markets. Governments and Central Banks across the globe acted to slow the declines by sharply reducing interest rates and dramatically increasing liquidity in the financial system. In March of 2009 the Bank of England and the U.S. Federal Reserve announced they would begin expanding their balance sheets by purchasing fixed income securities. This action increased liquidity and helped reduce longer term interest rates. In this same month, equity markets began a rapid turn. In March, April and May, stocks rose sharply and leading economic indicators began to rise as well. The rally continued in the final quarter of the reporting period as corporate earnings were strong, although many of the numbers were lifted by cost cutting measures. Central Banks kept interest rates low and liquidity high as the recovery was thought to be fragile.

The recovery was led by riskier and previously beaten down stocks. Cyclical stocks and financials were among the top performers. The Fund is heavily weighted in traditionally defensive Utility stocks which served the Fund well on a relative basis during the sharp market fall. During the recovery, these securities did not rebound as much as some other sections of the market. That being said, the Fund rose nearly 29% in the second half of the period, ending the year with a decline of only -5.40%. After a decline of approximately 26% in the first half of the period, this was a jolt of good news for investors. Utility stocks fell 5% during the past year. These securities account for about 90% of the Fund's holdings and lead the performance of the Fund.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   MACQUARIE                                 MACQUARIE
                                                                    GLOBAL                                    GLOBAL
                                                                  INFRASTRUC-                               INFRASTRUC-
                                       NET ASSET      MARKET       TURE 100      NET ASSET      MARKET       TURE 100
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             -5.40%        -6.59%       -4.66%        -5.40%        -6.59%        -4.66%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -10.07%       -10.10%       -8.34%        -3.88%        -3.89%        -3.19%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 25, 2007 to September 30, 2009.

                              (Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                   SPDR FSTE/MACQUARIE
                                  GLOBAL INFRASTRUCTURE     MACQUARIE GLOBAL
                                         100 ETF           INFRASTRUCTURE 100
                                           (A)                  INDEX (B)
                                  ---------------------    ------------------
                                          10000                   10000
1/25/07                                   10090                   10089
2/28/07                                   10275                   10277
3/31/07                                   10685                   10692
4/30/07                                   11114                   11125
5/31/07                                   11384                   11425
6/30/07                                   11080                   11120
7/31/07                                   10715                   10754
8/31/07                                   10894                   10949
9/30/07                                   11443                   11508
10/31/07                                  12134                   12217
11/30/07                                  12294                   12386
12/31/07                                  12245                   12343
1/31/08                                   11364                   11453
2/29/08                                   11313                   11411
3/31/08                                   11244                   11348
4/30/08                                   11653                   11778
5/31/08                                   12075                   12219
6/30/08                                   11616                   11756
7/31/08                                   11176                   11313
8/31/08                                   10800                   10933
9/30/08                                    9506                    9614
10/31/08                                   8164                    8251
11/30/08                                   8014                    8108
12/31/08                                   8386                    8500
1/31/09                                    7858                    7968
2/28/09                                    6946                    7044
3/31/09                                    6988                    7083
4/30/09                                    7367                    7482
5/31/09                                    7956                    8096
6/30/09                                    8020                    8159
7/31/09                                    8374                    8523
8/31/09                                    8697                    8858
9/30/09                                    8993                    9166

                              (Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 -------------------------------------------------------------------------------------------------

    DESCRIPTION             E.ON AG        GDF SUEZ      IBERDROLA SA     ENEL SPA      RWE AG
 -------------------------------------------------------------------------------------------------
    MARKET VALUE            $5,002,087     4,302,595     2,982,754        2,623,644     2,150,318
 -------------------------------------------------------------------------------------------------
    % OF NET ASSETS         7.5            6.4           4.5              3.9           3.2
 -------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Electric Utilities                  50.5%
Multi-Utilities                     27.2
Oil, Gas & Consumable Fuels          6.1
Gas Utilities                        5.4
Independent Power Producers &
  Energy Traders                     4.6
Transportation Infrastructure        2.7
Wireless Telecommunication
  Services                           2.1
Water Utilities                      0.8
Short Term Investment               17.0
Other Assets & Liabilities         (16.4)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                           SPDR MSCI ACWI ex-US ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) MSCI(R) ACWI(SM) ex-US ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of equity index based upon broad based world ex-US equity markets. To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology to track the total return performance of the MSCI All Country World Index ex-USA Index (the "Index").

For the twelve-month period ended September 30, 2009 (the "Reporting Period"), the Fund returned 7.41% and the Index returned 6.43%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Reporting Period started with markets in the midst of a steep decline. Economic indicators were falling, corporate earnings were falling, and liquidity in fixed income markets was poor. Governments and Central Banks around the world acted to boost a clearly ailing economy. Interest rates were cut, liquidity was sharply increased, and new and innovative methods of supporting the economy, and the financial sector in particular, were created by many central banks.

The difficult financial conditions led markets lower through the first five months of the period. Markets hit a low in early March, and began a furious rally through the end of the Reporting Period. In the first half of the Reporting Period (through March 31) the Index fell over 30%, and this was off lows set earlier in March. In the second six months of the Reporting Period, the Index rose over 53%, ending the entire Reporting Period with a gain of 6.4%.

At the close of the Reporting Period, leading economic indicators seemed to have turned, but there was still a great deal of uncertainty in the markets. Some felt markets had come too far, too fast, and were concerned about the possibility of a double dip recession. Current economic indicators (such as unemployment and housing) were still posting bleak numbers, and central banks continued to keep rates low and liquidity high.

The Fund benefited from its exposure to emerging markets over the past year as the MSCI EMF Index outperformed the MSCI EAFE Index 19.07% to 3.23%. The strong returns in emerging markets were aided by the fact that many emerging economies had less exposure to the world financial crisis and emerging market financial firms had much less exposure to sub-prime mortgages that caused so much pain in the U.S. and other developed markets. Eight of the top ten performing stocks in the Fund were from emerging market countries, and a ninth was from Hong Kong, which is closely tied to the Chinese market. Nine of those top ten names were from Asia-Pacific region.

Notable performers at the other end of the spectrum were Royal Bank of Scotland and Volkswagen. Royal Bank of Scotland required a massive bailout from the British government and posted the largest corporate loss in British history. Volkswagen shares had a huge rise late in the start of year during rumors of a takeover, and a significant short squeeze. Later in the year, the shares fell sharply when the takeover did not occur. A weak sales environment for automobiles in generals also contributed to the fall.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                           SPDR MSCI ACWI ex-US ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR MSCI ACWI EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.34%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   MSCI ALL                                  MSCI ALL
                                                                    COUNTRY                                   COUNTRY
                                       NET ASSET      MARKET         WORLD       NET ASSET      MARKET         WORLD
                                         VALUE         VALUE     INDEX EX USA      VALUE         VALUE     INDEX EX USA
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             7.41%         5.89%         6.43%         7.41%         5.89%         6.43%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -9.51%        -9.21%        -9.73%        -3.60%        -3.49%        -3.69%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 10, 2007 to September 30, 2009.

                              (Logo/Annual Report)
                           SPDR MSCI ACWI ex-US ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR MSCI ACWI ex-US ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                    SPDR MSCI       MSCI ALL
                                   ACWI EX-US    COUNTRY WORLD
                                    ETF FUND        INDEX EX
                                       (A)          USA (B)
                                   ----------    -------------
                                      10000          10000
1/10/07                               10306          10315
2/28/07                               10362          10378
3/31/07                               10657          10671
4/30/07                               11140          11166
5/31/07                               11421          11472
6/30/07                               11494          11569
7/31/07                               11402          11537
8/31/07                               11227          11359
9/30/07                               11955          12112
10/31/07                              12607          12788
11/30/07                              12042          12214
12/31/07                              11861          12037
1/31/08                               10763          10871
2/29/08                               11010          11187
3/31/08                               10783          10945
4/30/08                               11457          11618
5/31/08                               11658          11819
6/30/08                               10709          10850
7/31/08                               10296          10462
8/31/08                                9837           9975
9/30/08                                8424           8480
10/31/08                               6670           6613
11/30/08                               6266           6234
12/31/08                               6608           6590
1/31/09                                6028           6010
2/28/09                                5457           5451
3/31/09                                5911           5891
4/30/09                                6748           6701
5/31/09                                7671           7618
6/30/09                                7571           7537
7/31/09                                8310           8276
8/31/09                                8614           8584
9/30/09                                9049           9027

                              (Logo/Annual Report)
                           SPDR MSCI ACWI ex-US ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ---------------------------------------------------------------------------------------------------------

    DESCRIPTION             HSBC HOLDINGS PLC     BP PLC        NESTLE SA     TOTAL SA      TELEFONICA SA
 ---------------------------------------------------------------------------------------------------------
    MARKET VALUE            $4,378,365            3,907,901     3,821,937     2,831,581     2,780,288
 ---------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.4                   1.3           1.2           0.9           0.9
 ---------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    16.3%
Oil, Gas & Consumable Fuels         11.0
Metals & Mining                      6.7
Pharmaceuticals                      5.5
Diversified Telecommunication
  Services                           4.1
Insurance                            4.1
Automobiles                          2.7
Chemicals                            2.6
Wireless Telecommunication
  Services                           2.6
Electric Utilities                   2.5
Food Products                        2.3
Capital Markets                      2.1
Semiconductors & Semiconductor
  Equipment                          2.1
Machinery                            1.9
Real Estate Management &
  Development                        1.8
Electronic Equipment,
  Instruments & Components           1.8
Food & Staples Retailing             1.7
Media                                1.7
Beverages                            1.6
Industrial Conglomerates             1.4
Road & Rail                          1.3
Multi-Utilities                      1.3
Electrical Equipment                 1.1
Construction & Engineering           1.0
Diversified Financial Services       1.0
Household Durables                   1.0
Trading Companies &
  Distributors                       1.0
Real Estate Investment Trusts        0.9
Tobacco                              0.9
Communications Equipment             0.8
Hotels, Restaurants & Leisure        0.8
Textiles, Apparel & Luxury
  Goods                              0.7
Transportation Infrastructure        0.7
Auto Components                      0.6
Construction Materials               0.6
Gas Utilities                        0.6
IT Services                          0.6
Aerospace & Defense                  0.5
Building Products                    0.5
Health Care Equipment &
  Supplies                           0.5
Independent Power Producers &
  Energy Traders                     0.5
Specialty Retail                     0.5
Air Freight & Logistics              0.4
Commercial Services & Supplies       0.4
Computers & Peripherals              0.4
Marine                               0.4
Multiline Retail                     0.4
Office Electronics                   0.4
Software                             0.4
Airlines                             0.3
Household Products                   0.3
Professional Services                0.3
Biotechnology                        0.2
Consumer Finance                     0.2
Distributors                         0.2
Energy Equipment & Services          0.2
Health Care Providers &
  Services                           0.2
Internet Software & Services         0.2
Paper & Forest Products              0.2
Personal Products                    0.2
Containers & Packaging               0.1
Leisure Equipment & Products         0.1
Water Utilities                      0.1
Short Term Investments              13.1
Other Assets & Liabilities         (12.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) Russell/Nomura PRIME Japan ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the Japanese equity market. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Russell/Nomura PRIME Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 0.58%, and the total return for the Index was 1.22%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

As the impact of the financial crisis in the US spread across the globe to continue its impact on Japanese stocks, the Index started off the Reporting Period with two consecutive quarters of negative returns, resulting in a six month start of almost -24%. Luckily, as increased stability put investors more at ease, companies' returns began to rebound. This positive impact was evident in the following quarter as the Index enjoyed a positive return of almost 23%, allowing the full period to end in positive territory. Although stocks in Japan enjoyed positive returns in June, that did not last too long. Japanese stocks were notable global laggards, as even the rejection of the long-ruling Liberal Democratic Party in August 30 elections had no impact on markets. The final quarter ended positive, resulting in close to flat performance for the full twelve month period.

Much of the positive performance for the Reporting Period was thanks to many of the electronic and tech companies. Unfortunately, this was dwarfed by some heavily weighted financial stocks that ended the year in negative territory. Companies like Nomura Holdings, Mitsubishi UFJ Financial Group and Mizuho Financial suffered large double digit negative returns for the Reporting Period.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA PRIME JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  RUSSELL/NO-                               RUSSELL/NO-
                                       NET ASSET      MARKET         MURA        NET ASSET      MARKET         MURA
                                         VALUE         VALUE      PRIME INDEX      VALUE         VALUE      PRIME INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                              0.58%        -2.44%         1.22%        0.58%        -2.44%         1.22%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -21.48%       -22.27%       -20.14%       -8.02%        -8.34%        -7.49%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 9, 2006 to September 30, 2009.

                              (Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR RUSSELL/NOMURA PRIME JAPAN ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                 SPDR RUSSELL/NOMURA
                                     PRIME JAPAN        RUSSELL/NOMURA PRIME
                                       ETF (A)                INDEX (B)
                                 -------------------    --------------------
                                        10000                   10000
11/09/06                                10320                   10323
12/31/06                                10514                   10520
1/31/07                                 10605                   10611
2/28/07                                 11002                   11024
3/31/07                                 10858                   10898
4/30/07                                 10656                   10702
5/31/07                                 10799                   10848
6/30/07                                 10765                   10829
7/31/07                                 10717                   10796
8/31/07                                 10421                   10475
9/30/07                                 10619                   10686
10/31/07                                10604                   10691
11/30/07                                10408                   10507
12/31/07                                 9988                    9944
1/31/08                                  9546                    9614
2/29/08                                  9600                    9673
3/31/08                                  9284                    9351
4/30/08                                  9897                    9968
5/31/08                                 10161                   10228
6/30/08                                  9462                    9543
7/31/08                                  9152                    9228
8/31/08                                  8782                    8865
9/30/08                                  7807                    7888
10/31/08                                 6714                    6783
11/30/08                                 6691                    6748
12/31/08                                 7243                    7339
1/31/09                                  6746                    6806
2/28/09                                  5898                    5957
3/31/09                                  6037                    6093
4/30/09                                  6548                    6626
5/31/09                                  7239                    7315
6/30/09                                  7399                    7486
7/31/09                                  7654                    7769
8/31/09                                  7973                    8095
9/30/09                                  7852                    7986

                              (Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 -------------------------------------------------------------------------------------------------------------------------------

                                                   MITSUBISHI UFJ
                                                   FINANCIAL GROUP,                     NIPPON TELEGRAPH &     HONDA MOTOR CO.,
    DESCRIPTION             TOYOTA MOTOR CORP.     INC.                 CANON, INC.     TELEPHONE CORP.        LTD.
 -------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $545,339               325,694              310,477         297,358                267,868
 -------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.5                    2.1                  2.0             1.9                    1.7
 -------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                     8.5%
Automobiles                          7.1
Electronic Equipment,
  Instruments & Components           5.4
Electric Utilities                   4.9
Machinery                            4.9
Pharmaceuticals                      4.9
Chemicals                            4.8
Road & Rail                          4.2
Trading Companies &
  Distributors                       3.6
Household Durables                   3.4
Metals & Mining                      3.1
Office Electronics                   2.6
Wireless Telecommunication
  Services                           2.5
Auto Components                      2.3
Real Estate Management &
  Development                        2.2
Insurance                            2.1
Specialty Retail                     2.1
Diversified Telecommunication
  Services                           1.9
Leisure Equipment & Products         1.8
Computers & Peripherals              1.7
Semiconductors & Semiconductor
  Equipment                          1.7
Software                             1.7
Food & Staples Retailing             1.6
Capital Markets                      1.5
Electrical Equipment                 1.5
Oil, Gas & Consumable Fuels          1.5
Commercial Services & Supplies       1.4
Beverages                            1.1
Construction & Engineering           1.1
Building Products                    1.0
Food Products                        1.0
Household Products                   0.8
Tobacco                              0.7
Gas Utilities                        0.6
Health Care Equipment &
  Supplies                           0.6
IT Services                          0.6
Media                                0.6
Textiles, Apparel & Luxury
  Goods                              0.6
Consumer Finance                     0.5
Marine                               0.5
Multiline Retail                     0.5
Personal Products                    0.5
Airlines                             0.4
Industrial Conglomerates             0.4
Paper & Forest Products              0.4
Air Freight & Logistics              0.3
Health Care Providers &
  Services                           0.3
Internet Software & Services         0.3
Diversified Consumer Services        0.2
Hotels, Restaurants & Leisure        0.2
Independent Power Producers &
  Energy Traders                     0.2
Internet & Catalog Retail            0.2
Transportation Infrastructure        0.2
Construction Materials               0.1
Containers & Packaging               0.1
Distributors                         0.1
Diversified Financial Services       0.1
Communications Equipment             0.0***
Short Term Investments              27.8
Other Assets & Liabilities         (26.9)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) Russell/Nomura PRIME Japan ETF (the "Fund") seeks to replicate, before fees and expenses, the total return performance of an equity index based upon the Japanese small cap equity market. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the float-adjusted Russell/Nomura Japan Small Cap Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 16.35%, and the total return for the Index was 17.55%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Widespread softness in industrial production persisted through the fourth quarter of 2008, and confidence indicators slumped badly. Japan's Tankan survey of business sentiment dropped sharply, notching its fifth consecutive quarterly loss. Despite this dip in confidence, the relative strength of the Japanese yen made Japan a top EAFE performer for the quarter.

For unhedged dollar-based investors, Japan was the weakest market within the Morgan Stanley Capital International ("MSCI") Pacific, posting a 16.6% first-quarter 2009 loss. Global recession weighed especially heavily on Japan's export-oriented economy, where industrial production fell to levels last seen in 1983. The widely followed Tankan survey of business sentiment released on March 31 posted its lowest reading on record. In a sign that Japanese equities may already have absorbed the worst of the news, however, the popular Nikkei average shrugged off the Tankan news and continued its energetic rally off of the 26-year closing low that appeared on March 10. In addition, the latest declines in the Japanese yen, which notched a 13-year high in January, may in due course bring relief to the export sector.

By the second quarter of 2009 the Japanese jobs-to-applicants ratio sank to its lowest level on record, a snapback in industrial production, and short-term government yields actually fell over the course of the second quarter. Japanese stocks continued to be notable global laggards through the third quarter 2009, as even the unmistakable rejection of the long-ruling Liberal Democratic Party in August 30 elections had no real effect on the markets. Dragging down Japan were double-digit losses for major bank shares, whose asset problems indicated that additional equity capital might need to be raised. At the beginning of the Reporting Period, small cap stocks began gaining ground versus large caps after a long period of underperformance. Contributing most significantly to the positive returns over the Reporting Period was the Fund's overweight to the Producer Manufacturing, Process Industries and Electronic Technology sectors.

At the individual security level, the top two contributors to performance were GS Yausa Corp. and Tokyo Rope Manufacturing Co. LTD. The two weakest performers were Futuba Industrial Co. LTD. and Meitec Corp.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.55%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  RUSSELL/NO-                               RUSSELL/NO-
                                                                     MURA                                      MURA
                                       NET ASSET      MARKET      JAPAN SMALL    NET ASSET      MARKET      JAPAN SMALL
                                         VALUE         VALUE       CAP INDEX       VALUE         VALUE       CAP INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             16.35%        13.39%        17.55%       16.35%        13.39%        17.55%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -13.06%       -13.81%       -11.24%       -4.72%        -5.01%        -4.04%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 9, 2006 to September 30, 2009.

                              (Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                 SPDR RUSSELL/NOMURA
                                      SMALL CAP         RUSSELL/NOMURA JAPAN
                                      JAPAN ETF               SMALL CAP
                                         (A)                  INDEX (B)
                                 -------------------    --------------------
                                        10000                   10000
11/09/06                                10421                   10352
12/31/06                                10437                   10359
1/31/07                                 10616                   10517
2/28/07                                 11009                   10853
3/31/07                                 10935                   10749
4/30/07                                 10679                   10523
5/31/07                                 10437                   10327
6/30/07                                 10449                   10402
7/31/07                                 10447                   10403
8/31/07                                  9969                    9916
9/30/07                                  9943                    9946
10/31/07                                10045                   10112
11/30/07                                 9759                    9829
12/31/07                                 9229                    9185
1/31/08                                  8783                    8924
2/29/08                                  8868                    9016
3/31/08                                  8927                    9047
4/30/08                                  9077                    9187
5/31/08                                  9383                    9452
6/30/08                                  8851                    8918
7/31/08                                  8560                    8668
8/31/08                                  8245                    8324
9/30/08                                  7471                    7550
10/31/08                                 6769                    6816
11/30/08                                 7048                    7096
12/31/08                                 7582                    7699
1/31/09                                  7138                    7226
2/28/09                                  6185                    6262
3/31/09                                  6434                    6520
4/30/09                                  6812                    6917
5/31/09                                  7653                    7783
6/30/09                                  8132                    8267
7/31/09                                  8317                    8458
8/31/09                                  8800                    8956
9/30/09                                  8694                    8876

                              (Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ---------------------------------------------------------------------------------------------------------------------

                                                                                     NISSAN CHEMICAL
    DESCRIPTION             GS YUASA CORP.     KAGOME CO., LTD.     RINNAI CORP.     INDUSTRIES, LTD.     DISCO CORP.
 ---------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $652,877           566,618              547,007          462,478              462,117
 ---------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.8                0.7                  0.6              0.5                  0.5
 ---------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Chemicals                            8.4%
Machinery                            7.3
Commercial Banks                     7.0
Electronic Equipment,
  Instruments & Components           6.3
Food Products                        4.8
Metals & Mining                      4.5
Auto Components                      4.4
Specialty Retail                     4.2
Textiles, Apparel & Luxury
  Goods                              3.3
Construction & Engineering           3.2
Commercial Services & Supplies       2.6
Pharmaceuticals                      2.6
Trading Companies &
  Distributors                       2.6
Building Products                    2.5
Electrical Equipment                 2.4
Hotels, Restaurants & Leisure        2.2
Health Care Equipment &
  Supplies                           2.1
Media                                2.1
Household Durables                   2.0
IT Services                          2.0
Food & Staples Retailing             1.7
Capital Markets                      1.6
Real Estate Management &
  Development                        1.5
Semiconductors & Semiconductor
  Equipment                          1.3
Internet Software & Services         1.2
Personal Products                    1.2
Beverages                            1.1
Multiline Retail                     1.1
Containers & Packaging               1.0
Communications Equipment             0.9
Diversified Financial Services       0.9
Oil, Gas & Consumable Fuels          0.9
Road & Rail                          0.9
Transportation Infrastructure        0.9
Distributors                         0.7
Software                             0.7
Construction Materials               0.5
Gas Utilities                        0.5
Leisure Equipment & Products         0.5
Consumer Finance                     0.4
Electric Utilities                   0.4
Household Products                   0.4
Paper & Forest Products              0.4
Computers & Peripherals              0.3
Insurance                            0.3
Internet & Catalog Retail            0.3
Industrial Conglomerates             0.2
Marine                               0.2
Office Electronics                   0.2
Biotechnology                        0.1
Energy Equipment & Services          0.1
Professional Services                0.1
Short Term Investments              28.1
Other Assets & Liabilities         (27.1)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Snow Brand Milk
     Products Co. Ltd., which was Level 2 and part of the Food Products
     Industry and represents 0.4% of net assets, and Suruga Corp., which was Level 3 and part of the Real Estate Management & Development Industry and represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Dividend ETF (the "Fund") seeks to replicate, before expenses, the price and yield performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the price and yield performance of the S&P International Dividend Opportunities Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 13.86%, and the total return for the Index was 15.50%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

With the last quarter of 2008 being full of disruption and disappointment, global equity markets finally managed a meaningful rebound through the course of 2009. As lingering worries about credit conditions eased, stock markets around the world rallied significantly and enjoyed better than expected gains. The massive policy interventions by various governments over the past eighteen months began to have an effect. The strength was particularly robust in non-US equities, which got an additional boost from weakness in the US dollar. Strong rebounds in financial shares, improving economic activity and intermittent positive earnings from consumer discretionary firms have also helped the Fund in boosting its performance and seeing double digit gains.

The Fund initially witnessed an erosion of almost 35% of its value in the last quarter of 2008 and first quarter of 2009. In the following two quarters though, the Fund experienced strong returns recovering its prior losses. The performance was particularly spectacular in the financial and consumer staples sectors of the Fund . On an individual constituent level, the securities that contributed most to the positive return of the Fund include Barclays, Commonwealth Bank of Australia, Wesfarmers Ltd. and Metso Corp. On the other hand, some of the detractors to the Fund were Frontline, Dexia S.A., and Television Franscaise. Markets have benefited from the substantial improvement of the global financial system and a conviction that the developed world faces an extended period of sub-par growth.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                               PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL DIVIDEND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.45%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   INTERNA-                                  INTERNA-
                                                                    TIONAL                                    TIONAL
                                                                   DIVIDEND                                  DIVIDEND
                                       NET ASSET      MARKET      OPPORTUNI-     NET ASSET      MARKET      OPPORTUNI-
                                         VALUE         VALUE      TIES INDEX       VALUE         VALUE      TIES INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             13.86%        12.26%        15.50%        13.86%        12.26%        15.50%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -16.80%       -16.42%       -15.82%       -10.65%       -10.40%       -10.00%
 ----------------------------------------------------------------------------------------------------------------------





(1) For the period February 12, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL DIVIDEND ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                        SPDR S&P              S&P INTERNATIONAL
                                 INTERNATIONAL DIVIDEND    DIVIDEND OPPORTUNITIES
                                         ETF (A)                  INDEX (B)
                                 ----------------------    ----------------------
                                          10000                     10000
2/12/08                                   10577                     10510
3/31/08                                   10432                     10373
4/30/08                                   10433                     10393
5/31/08                                   10267                     10264
6/30/08                                    9266                      9239
7/31/08                                    8833                      8827
8/31/08                                    8777                      8776
9/30/08                                    7307                      7289
10/31/08                                   5256                      5236
11/30/08                                   4889                      4870
12/31/08                                   5260                      5246
1/31/09                                    4577                      4577
2/28/09                                    4092                      4084
3/31/09                                    4642                      4626
4/30/09                                    5828                      5840
5/31/09                                    6734                      6768
6/30/09                                    6623                      6661
7/31/09                                    7305                      7370
8/31/09                                    7783                      7859
9/30/09                                    8320                      8418

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 --------------------------------------------------------------------------------------------------------------

                            BENDIGO AND             BANK OF              KONINKLIJKE BAM     NATIONAL AUSTRALIA
    DESCRIPTION             ADELAIDE BANK, LTD.     QUEENSLAND, LTD.     GROEP NV            BANK, LTD.
 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $4,596,018              4,402,923            4,363,394           4,195,905
 --------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.6                     3.5                  3.5                 3.3
 --------------------------------------------------------------------------------------------------------------

 --------------------------------------------

    DESCRIPTION             WESFARMERS, LTD.
 --------------------------------------------
    MARKET VALUE            3,918,256
 --------------------------------------------
    % OF NET ASSETS         3.1
 --------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    20.4%
Oil, Gas & Consumable Fuels         13.1
Construction & Engineering          10.1
Diversified Telecommunication
  Services                           8.1
Media                                4.9
Pharmaceuticals                      4.4
Wireless Telecommunication
  Services                           4.3
Metals & Mining                      3.8
Food & Staples Retailing             3.7
Capital Markets                      3.5
Machinery                            2.9
Multi-Utilities                      2.9
Chemicals                            2.0
Insurance                            1.9
Gas Utilities                        1.6
Electric Utilities                   1.5
Construction Materials               1.4
Industrial Conglomerates             1.3
Textiles, Apparel & Luxury
  Goods                              1.2
Real Estate Management &
  Development                        1.1
Air Freight & Logistics              0.8
Electrical Equipment                 0.7
Household Durables                   0.7
Transportation Infrastructure        0.7
Communications Equipment             0.5
Diversified Financial Services       0.5
Professional Services                0.5
Office Electronics                   0.5
Software                             0.4
Semiconductors & Semiconductor
  Equipment                          0.1
Road & Rail                          0.0***
Short Term Investments               6.6
Other Assets & Liabilities          (6.1)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                      SPDR S&P INTERNATIONAL MID CAP ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Mid Cap ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the mid capitalization segment of global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US between USD2 Billion and USD5 Billion Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 6.87%, and the total return for the Index was 9.66%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

For equities, which had suffered severe losses through the last quarter of 2008 and beginning of 2009, the rally came in March, April and May, when stock markets around the world posted consistent gains. Mid cap stocks retained a modest advantage and weathered the storm slightly better than their large cap peers, but not dramatically so. The Fund gained approximately 7% in the last twelve months owing to favorable growth surprises in the materials and technology sectors and non-US equities getting an additional boost from weakness in the US dollar.

The Fund initially witnessed an erosion of almost 30% of its value in the last quarter of 2008 and first quarter of 2009. In the following two quarters, the Fund gained back all of its lost value. The sectors that were able to contribute the most positive returns to the Fund were information technology, materials and industries. Autonomy Corporation, Randgold Resources Limited, and Keihen Electric Express Railway helped the most in creating a positive momentum within these sectors, respectively. On the other end of the spectrum, utilities and health care were among the few underperforming sectors in the Fund. Drax Group and Stada Arzneimittel were amongst the top detractors in these sectors, respectively. Markets have benefited from the substantial improvement of the global financial system and a conviction that the developed world faces an extended period of sub-par growth.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                      SPDR S&P INTERNATIONAL MID CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL MID CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.45%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                 BETWEEN USD2                              BETWEEN USD2
                                                                  BILLION AND                               BILLION AND
                                       NET ASSET      MARKET     USD5 BILLION    NET ASSET      MARKET     USD5 BILLION
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                              6.87%         2.57%         9.66%         6.87%         2.57%         9.66%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -21.49%       -22.48%       -20.60%       -15.84%       -16.60%       -15.19%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 7, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                      SPDR S&P INTERNATIONAL MID CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL MID CAP ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                                        S&P DEVELOPED
                                                       EX-U.S. BETWEEN
                                       SPDR S&P          USD2 BILLION
                                  INTERNATIONAL MID        AND USD5
                                       CAP ETF          BILLION INDEX
                                       FUND (A)              (B)
                                  -----------------    ---------------
                                        10000               10000
5/07/08                                 10042               10041
6/30/08                                  9351                9309
7/31/08                                  8917                8876
8/31/08                                  8587                8572
9/30/08                                  7346                7241
10/31/08                                 5570                5462
11/30/08                                 5401                5254
12/31/08                                 5775                5632
1/31/09                                  5371                5217
2/28/09                                  4901                4693
3/31/09                                  5258                5102
4/30/09                                  5923                5835
5/31/09                                  6609                6535
6/30/09                                  6716                6621
7/31/09                                  7158                7131
8/31/09                                  7560                7575
9/30/09                                  7851                7940

                              (Logo/Annual Report)
                      SPDR S&P INTERNATIONAL MID CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ----------------------------------------------------------------------------------------------------------------------------------

                            SINGAPORE           KEIHIN ELECTRIC
                            PRESS HOLDINGS,     EXPRESS RAILWAY     PSP SWISS PROPERTY                        BASELLANDSCHAFTLICHE
    DESCRIPTION             LTD.                CO., LTD.           AG                     EBRO PULEVA SA     KANTONALBANK
 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $230,112            229,486             216,778                199,693            198,448
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.1                 1.1                 1.0                    0.9                0.9
 ----------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                     6.5%
Metals & Mining                      5.2
Chemicals                            4.9
Machinery                            4.7
Oil, Gas & Consumable Fuels          4.5
Real Estate Management &
  Development                        4.2
Construction & Engineering           4.0
Insurance                            3.4
Real Estate Investment Trusts        3.2
Food Products                        2.9
Diversified Financial Services       2.8
Multiline Retail                     2.7
Media                                2.6
Capital Markets                      2.4
Energy Equipment & Services          2.3
Industrial Conglomerates             2.3
Road & Rail                          2.2
IT Services                          2.1
Electrical Equipment                 2.0
Health Care Providers &
  Services                           2.0
Food & Staples Retailing             1.9
Auto Components                      1.8
Hotels, Restaurants & Leisure        1.8
Health Care Equipment &
  Supplies                           1.5
Electronic Equipment,
  Instruments & Components           1.4
Leisure Equipment & Products         1.4
Commercial Services & Supplies       1.3
Aerospace & Defense                  1.2
Construction Materials               1.1
Electric Utilities                   1.1
Diversified Telecommunication
  Services                           1.0
Office Electronics                   1.0
Trading Companies &
  Distributors                       1.0
Automobiles                          0.9
Computers & Peripherals              0.9
Household Durables                   0.9
Independent Power Producers &
  Energy Traders                     0.9
Paper & Forest Products              0.9
Professional Services                0.9
Beverages                            0.8
Pharmaceuticals                      0.8
Building Products                    0.7
Air Freight & Logistics              0.6
Transportation Infrastructure        0.6
Airlines                             0.5
Semiconductors & Semiconductor
  Equipment                          0.5
Software                             0.5
Biotechnology                        0.4
Distributors                         0.4
Internet Software & Services         0.4
Personal Products                    0.4
Textiles, Apparel & Luxury
  Goods                              0.4
Water Utilities                      0.4
Consumer Finance                     0.3
Containers & Packaging               0.3
Internet & Catalog Retail            0.3
Marine                               0.3
Specialty Retail                     0.2
Communications Equipment             0.1
Gas Utilities                        0.1
Household Products                   0.1
Short Term Investments              17.8
Other Assets & Liabilities         (16.7)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                   SPDR S&P EMERGING MARKETS SMALL CAP ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P Emerging Markets Small Cap ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging markets countries. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Emerging Markets Under USD2 Billion Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 35.45%, and the total return for the Index was 39.94%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund lost a third of its value in the first two months of the Reporting Period as markets across the globe plummeted in response to the global credit crisis, the failure of Lehman, a deep recession in many of the largest economies and fears of banking failures.

Global equities hit a cyclical low in mid-March, but rebounded sharply as evidence mounted that the pace of output decline in the US was moderating. The Fund rallied 54% from March through May as ongoing policy interventions in both the emerging and developed world also helped to buoy sentiment. However, the emerging market rally faltered in June as some investors thought that the markets had gotten ahead of themselves. The rebound was followed by the Fund's flat return in June. The Fund was up almost 20% for the rest of the year, as emerging markets benefited from the re-liquification of the global financial system, favorable growth surprise in China, and perceptions that the developed world faces an extended period of sub-par growth. The Fund (and small cap stocks) outperformed emerging large and mid cap stocks by about 15%.

The volatility of the asset class can be seen in the returns of the highest and lowest contributors to the performance of the Fund. The top three contributors China Bills Finance Corp, Shimao Property Holdings, and Polymetal, posted returns in the triple digits for the Reporting Period. China Huiyuan Juice Group Ltd, Metorex Ltd and KNM Group Bhd were the largest detractors from performance.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                   SPDR S&P EMERGING MARKETS SMALL CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.65%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 S&P EMERGING                              S&P EMERGING
                                                                    MARKETS                                   MARKETS
                                                                     UNDER                                     UNDER
                                       NET ASSET      MARKET     USD2 BILLION    NET ASSET      MARKET     USD2 BILLION
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             35.45%        34.31%        39.94%        35.45%        34.31%       39.94%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -15.46%       -14.95%       -10.84%       -11.39%       -11.01%       -7.93%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 12, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                   SPDR S&P EMERGING MARKETS SMALL CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING MARKETS SMALL CAP ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                      SPDR S&P        S&PEMERGING MARKETS
                                  EMERGING MARKETS         UNDER USD2
                                      SMALL CAP          BILLION INDEX
                                       ETF (A)                (B)
                                  ----------------    -------------------
                                        10000                10000
5/12/08                                  9836                 9863
6/30/08                                  8629                 8648
7/31/08                                  8394                 8454
8/31/08                                  7948                 7961
9/30/08                                  6252                 6372
10/31/08                                 4594                 4696
11/30/08                                 4320                 4380
12/31/08                                 4682                 4795
1/31/09                                  4358                 4473
2/29/09                                  4267                 4369
3/31/09                                  4809                 4906
4/30/09                                  5785                 5893
5/31/09                                  7035                 7211
6/30/09                                  7022                 7239
7/31/09                                  7879                 8144
8/31/09                                  7828                 8150
9/30/09                                  8454                 8916

                              (Logo/Annual Report)
                   SPDR S&P EMERGING MARKETS SMALL CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 -----------------------------------------------------------------------------------------------------------------------------

                            TURK HAVA YOLLARI     CHINA BILLS                          E.SUN FINANCIAL       CHAROEN POKPHAND
    DESCRIPTION             ANONIM ORTAKLIGI      FINANCE CORP.     FOSCHINI, LTD.     HOLDING CO., LTD.     FOODS PCL
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $880,984              727,656           619,918            561,277               534,928
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.3                   1.1               0.9                0.9                   0.8
 -----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Electronic Equipment,
  Instruments & Components           5.5%
Semiconductors & Semiconductor
  Equipment                          5.5
Commercial Banks                     4.9
Construction & Engineering           4.8
Metals & Mining                      4.8
Capital Markets                      4.6
Computers & Peripherals              4.5
Real Estate Management &
  Development                        3.5
Construction Materials               3.4
Food Products                        3.4
Electrical Equipment                 3.0
Industrial Conglomerates             2.6
Specialty Retail                     2.6
Textiles, Apparel & Luxury
  Goods                              2.6
Hotels, Restaurants & Leisure        2.5
Software                             2.2
Multiline Retail                     2.1
Media                                2.0
Electric Utilities                   1.8
Chemicals                            1.7
Machinery                            1.7
Marine                               1.7
Transportation Infrastructure        1.6
Oil, Gas & Consumable Fuels          1.4
Airlines                             1.3
Automobiles                          1.2
Health Care Providers &
  Services                           1.1
Household Durables                   1.1
Auto Components                      1.0
Building Products                    1.0
Independent Power Producers &
  Energy Traders                     1.0
IT Services                          1.0
Diversified Financial Services       0.9
Paper & Forest Products              0.9
Tobacco                              0.9
Communications Equipment             0.7
Consumer Finance                     0.7
Leisure Equipment & Products         0.7
Pharmaceuticals                      0.7
Beverages                            0.6
Diversified Consumer Services        0.6
Diversified Telecommunication
  Services                           0.6
Energy Equipment & Services          0.6
Food & Staples Retailing             0.5
Internet Software & Services         0.5
Real Estate Investment Trusts        0.5
Air Freight & Logistics              0.4
Commercial Services & Supplies       0.4
Insurance                            0.4
Gas Utilities                        0.3
Life Sciences Tools & Services       0.3
Road & Rail                          0.3
Health Care Equipment &
  Supplies                           0.1
Short Term Investments               1.0
Other Assets & Liabilities           4.3
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

                              (Logo/Annual Report)
                    SPDR DOW JONES GLOBAL REAL ESTATE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) Dow Jones Global Real Estate ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the price and yield performance of an index based upon the global real estate market. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the price and yield performance of the Dow Jones Global Select Real Estate Securities Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -15.97%, and the total return for the Index was -16.27%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the early stages of the current economic downturn, global real estate faced challenges from illiquidity in the capital markets and from deterioration in real estate operating fundamentals. The global publicly traded real estate markets uniformly sold off in 2008 in anticipation of rising commercial loan defaults and falling direct property values. As secondary public equity raises unfolded in the spring of 2009, equity buyers re-entered the listed real estate market to take advantage of historically low prices. Liquidity started to flow to publicly traded real estate companies and bankruptcy related risks abated. As public real estate companies re-equitized, de-levered and repaired their balance sheets, debt buyers followed suit during the summer. Unsecured real estate debt spreads tightened in most regions to a maximum of 200 basis points over the prevailing domestic treasury rates. Approximately $30 billion of new equity and $10 billion of new corporate debt was issued during 2009.

Supported by a global synchronized governmental effort to inject liquidity into the capital markets, bank lending also began to return to public real estate. Bank interest rates across the world remained uniformly low and banks now have a clear preference for better capitalized public companies.

During the year, publicly traded real estate companies have proven their ability to mobilize capital while private property owners remained under pressure from looming Commercial Mortgage Backed Securities (CMBS) and bank debt maturities. As the publicly traded real estate market rallied, the valuation gap between public and private real estate widened. The Australian, UK and North American public real estate markets finished the Reporting Period trading at extended 20%-30% Price to Net Asset Value premiums.

The private real estate market valuations have declined since the peak on average 30%-50% but have more recently shown signs of stabilization. In the UK, private real estate valuations have declined 44% between June of 2007 and June of 2009. Subsequently, capital values have been appreciating but at a modest rate. This trend is backed by a strong demand for commercial quality real estate with long-term bond-like income. In Singapore, capital values declined 50% for office, 30% for residential and 10% for retail. However, during the summer, property values have stabilized led by for-sale residential pricing.

From a regional perspective, the Asia-Pacific publically traded real estate market posted a positive 5% return for the Reporting Period and outperformed the global universe. Pan European markets declined 10% but posted strong positive returns in the last two quarters of the Reporting Period, 27% for quarter ending June 30, 2009 and 39% for quarter ending September 30, 2009. North America lagged with a total negative 28% return for the Reporting Period, mostly held back by its severe underperformance at the end of 2008 and early 2009.

From a sector perspective, Real Estate Operating Companies returned positive 11% for the Reporting Period and outperformed Real Estate Investment Trusts (REITs) that returned negative 22%. Hotel REITs, Diversified REITs and Healthcare REITs outperformed their peers with -15%, -17% and -18% returns respectively. Industrial REITs was the worst performing sector during the Reporting Period, returning -44%.

                              (Logo/Annual Report)
                    SPDR DOW JONES GLOBAL REAL ESTATE ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)


At the individual security level, Austrian Real Estate Operating Company, IMMOEAST AG was the best performing security in the global universe. BR Malls Participacoes, a Brazilian Retail Mall owner, Hong Kong developers Wheelock Properties, Kerry Properties, Hang Lung Properties and Hang Lung Group generated higher returns. On the opposite spectrum of the returns were a number of Australian and US REITs, namely Australian including Goodman Group, Macquarie Office Trust and ING Industrial Fund, the US Industrial REITs, including First Industrial Realty Trust and ProLogis.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                    SPDR DOW JONES GLOBAL REAL ESTATE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES GLOBAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                    GLOBAL                                    GLOBAL
                                                                  SELECT REAL                               SELECT REAL
                                                                    ESTATE                                    ESTATE
                                       NET ASSET      MARKET      SECURITIES     NET ASSET      MARKET      SECURITIES
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -15.97%       -15.47%       -16.27%       -15.97%       -15.47%       -16.27%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -32.68%       -32.16%       -33.39%       -24.58%       -24.17%       -25.20%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 7, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                    SPDR DOW JONES GLOBAL REAL ESTATE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR DOW JONES GLOBAL REAL ESTATE ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                                       DOW JONES
                                     SPDR DOW        GLOBAL SELECT
                                   JONES GLOBAL       REAL ESTATE
                                    REAL ESTATE    SECURITIES INDEX
                                      ETF (A)             (B)
                                   ------------    ----------------
                                       10000             10000
5/07/08                                 9840              9836
6/30/08                                 8747              8722
7/31/08                                 8791              8769
8/31/08                                 8671              8637
9/30/08                                 8012              7955
10/31/08                                5669              5618
11/30/08                                4734              4689
12/31/08                                5218              5160
1/31/09                                 4511              4463
2/29/09                                 3727              3687
3/31/09                                 3930              3886
4/30/09                                 4771              4719
5/31/09                                 5217              5156
6/30/09                                 5187              5131
7/31/09                                 5700              5648
8/31/09                                 6339              6271
9/30/09                                 6732              6661

                              (Logo/Annual Report)
                    SPDR DOW JONES GLOBAL REAL ESTATE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 --------------------------------------------------------------------------------------------------------------------------

                            WESTFIELD      SIMON PROPERTY     UNIBAIL-       MITSUI FUDOSAN     BROOKFIELD ASSET
    DESCRIPTION             GROUP          GROUP, INC.        RODAMCO SE     CO., LTD.          MANAGEMENT, INC. (CLASS A)
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $4,741,823     3,534,404          3,296,574      2,680,538          2,092,577
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         5.8            4.4                4.1            3.3                2.6
 --------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Retail REITs                        30.6%
Real Estate Management &
  Development                       18.9
Office REITs                        14.6
Diversified REITs                   12.3
Specialized REITs                   11.7
Residential REITs                    7.4
Industrial REITs                     4.1
Short Term Investments               5.0
Other Assets & Liabilities          (4.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------






  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Martinsa-Fadesa
     SA, which was Level 3 and part of the Real Estate Management & Development
     Industry, representing less than 0.05% of net assets.

                              (Logo/Annual Report)
           SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Consumer Discretionary Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer discretionary sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Consumer Discretionary Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 10.38%, and the total return for the Index was 9.41%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The last quarter of 2008 and the first quarter of 2009 saw steep declines in the consumer staples sector, with the Fund experiencing a 26% loss. Amidst recession concerns weighing on share prices were a sharp deterioration in the global growth outlook; a similar steep erosion in profits expectations; and lingering worries about impaired assets and tight credit conditions. But in the second quarter of 2009 the downward momentum in economic activity seemed to slow, particularly with aggressive monetary stimulus and fiscal measures taking ongoing shape in the US, Europe, and Asia. Leading economic indicators began to suggest emergence from recession, with business and consumer confidence picking up consistently. With liquidity worldwide staying flush and short-term investments offering minimal return potential, funds flowed steadily into long-term financial assets and the sector easily shook off dips by the end of the third quarter to complete two consecutive quarters with impressively strong returns finishing the Reporting Period in the positive territory. The biggest positive movers in the sector were specialty retail, media and multiline retail industries.

The Fund's heavily weighted automobile industry had relatively flat performance of positive 1% over the Reporting Period. On a security level the biggest positive movers in the Fund were Hyundai Motor Co., Volkswagen AG, and LG Electronics Inc. The biggest detractors from the Fund's performance were Panasonic Corp., Toyota Motor Corp., and Renault S.A.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
           SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                                                   CONSUMER                                  CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                       NET ASSET      MARKET          ARY        NET ASSET      MARKET          ARY
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            10.38%         7.83%         9.41%        10.38%         7.83%         9.41%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -3.18%        -3.34%        -4.54%        -2.64%        -2.77%        -3.77%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
           SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF (BASED ON NET ASSET VALUE)

(LINE GRAPH)

                                                                S&P DEVELOPED
                                        SPDR S&P                 EX-U.S. BMI
                                 INTERNATIONAL CONSUMER    CONSUMER DISCRETIONARY
                                  DISCRETIONARY SECTOR          SECTOR INDEX
                                         ETF (A)                     (B)
                                 ----------------------    ----------------------
                                          10000                     10000
7/16/08                                   10235                     10251
8/31/08                                   10027                     10047
9/30/08                                    8771                      8725
10/31/08                                   7406                      7187
11/30/08                                   6560                      6384
12/31/08                                   6968                      6788
1/31/09                                    6485                      6309
2/29/09                                    6029                      5887
3/31/09                                    6455                      6287
4/30/09                                    7801                      7542
5/31/09                                    8238                      8057
6/30/09                                    8221                      8063
7/31/09                                    9100                      8965
8/31/09                                    9377                      9220
9/30/09                                    9682                      9546

                              (Logo/Annual Report)
           SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 -------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             TOYOTA MOTOR CORP.     HONDA MOTOR CO., LTD.     DAIMLER AG     VIVENDI     HYUNDAI MOTOR CO.
 -------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $386,765               172,938                   170,382        141,526     117,060
 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         8.0                    3.6                       3.5            2.9         2.4
 -------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Automobiles                         26.7%
Media                               18.8
Household Durables                  12.3
Hotels, Restaurants & Leisure       10.7
Specialty Retail                     8.5
Textiles, Apparel & Luxury
  Goods                              7.5
Auto Components                      6.0
Multiline Retail                     4.2
Distributors                         2.0
Leisure Equipment & Products         1.7
Internet & Catalog Retail            1.0
Diversified Consumer Services        0.1
Short Term Investments               0.1
Other Assets & Liabilities           0.4
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for La Seda de
     Barcelona SA, which was Level 3 and part of the Textiles, Apparel & Luxury
     Goods Industry, representing less than 0.05% of net assets.

                              (Logo/Annual Report)
              SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Consumer Staples Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer staples sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Consumer Staples Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 4.48%, and the total return for the Index was 7.19%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The last quarter of 2008 and the first quarter of 2009 saw steep declines in the consumer staples sector, with the Fund experiencing a 25% loss. Despite consumer staples defensive position amidst recession concerns weighing on share prices there was a sharp deterioration in the global growth outlook; a similar steep erosion in profits expectations; and lingering worries about impaired assets and tight credit conditions. But in the second quarter of 2009 the downward momentum in economic activity seemed to slow, particularly with aggressive monetary stimulus and fiscal measures taking ongoing shape in the US, Europe, and Asia. Leading economic indicators began to suggest emergence from recession, with business confidence picking up consistently. With liquidity worldwide staying flush and short-term investments offering minimal return potential, funds flowed steadily into long-term financial assets and the sector easily shook off dips by the end of the third quarter to complete two consecutive quarters with impressively strong returns finishing the Reporting Period in the positive territory. The biggest positive movers in the sector were beverages, food and staples retailing and food products industries.

The biggest movers in the Fund's positive performance were Nestle S.A., Anheuser-Busch InBev., and Wilmar International Ltd. The biggest detractors from the Fund's performance were Sos Corp Alimentaria S.A., Seven and I Holdings Co., and Shiseido Co.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
              SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                                                   CONSUMER                                  CONSUMER
                                       NET ASSET      MARKET        STAPLES      NET ASSET      MARKET        STAPLES
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             4.48%         1.83%         7.19%         4.48%         1.83%         7.19%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -1.48%        -1.40%         1.49%        -1.22%        -1.16%         1.23%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
              SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF (BASED ON NET ASSET VALUE)

(LINE GRAPH)

                                                              S&P DEVELOPED
                                         SPDR S&P              EX-U.S. BMI
                                  INTERNATIONAL CONSUMER    CONSUMER STAPLES
                                      STAPLES SECTOR          SECTOR INDEX
                                          ETF (A)                  (B)
                                  ----------------------    ----------------
                                           10000                  10000
7/16/08                                    10258                  10267
8/31/08                                    10127                  10158
9/30/08                                     9429                   9468
10/31/08                                    8000                   8060
11/30/08                                    7751                   7755
12/31/08                                    8169                   8240
1/31/09                                     7561                   7669
2/28/09                                     6954                   7044
3/31/09                                     7070                   7179
4/30/09                                     7456                   7596
5/31/09                                     8353                   8507
6/30/09                                     8503                   8695
7/31/09                                     9174                   9407
8/31/09                                     9443                   9684
9/30/09                                     9852                  10149

                              (Logo/Annual Report)
              SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ----------------------------------------------------------------------------------------------------------

                                          BRITISH AMERICAN
    DESCRIPTION             NESTLE SA     TOBACCO PLC          TESCO PLC     UNILEVER NV     GROUPE DANONE
 ----------------------------------------------------------------------------------------------------------
    MARKET VALUE            $756,335      265,698              238,774       234,796         194,122
 ----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         14.4          5.0                  4.5           4.5             3.7
 ----------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Food Products                       35.7%
Food & Staples Retailing            24.8
Beverages                           17.7
Tobacco                             10.4
Household Products                   6.3
Personal Products                    4.3
Pharmaceuticals                      0.1
Road & Rail                          0.0***
Short Term Investments               0.0***
Other Assets & Liabilities           0.7
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                   SPDR S&P INTERNATIONAL ENERGY SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Energy Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the energy sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Energy Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 5.09%, and the total return for the Index was 7.91%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

After six consecutive quarters of poor performance, global equity markets finally managed a rebound through the spring of 2009. While developed countries around the world were still in the midst of a recession, hobbled by excess capacity and painful job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. In the first quarter of the Reporting Period, equity prices experienced a decline across all sectors and countries. The Fund lost almost a quarter of its value in the first quarter, followed by another 10% loss in the first two months of 2009 as commodity prices dropped. The Fund also rebounded in the spring and rallied over 40% from March through September. The Fund ended the year up about 5%.

The heavily cyclical groups, including energy, performed poorly as the world growth outlook trended toward the negative in the second half of 2008, a view aggravated by perceived risk of deflation.

During the Reporting Period, the top performer in the Fund was Transocean, which recently reincorporated from the Cayman Islands to Switzerland. BP, one of the largest holdings in the Fund, was the second best performer, followed by Total SA. The largest detractor was Compania Espanola de Petroleos S.A. losing its value as the global economic slowdown eroded refining margins. The next largest detractors were Husky Energy and OPTI Canada.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                   SPDR S&P INTERNATIONAL ENERGY SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL ENERGY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                       NET ASSET      MARKET        ENERGY       NET ASSET      MARKET        ENERGY
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                              5.09%         2.91%         7.91%         5.09%         2.91%         7.91%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -16.23%       -16.39%       -15.51%       -13.60%       -13.74%       -13.02%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                   SPDR S&P INTERNATIONAL ENERGY SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL ENERGY SECTOR ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                        SPDR S&P          S&P DEVELOPED
                                  INTERNATIONAL ENERGY     EX-U.S. BMI
                                       SECTOR ETF         ENERGY SECTOR
                                           (A)              INDEX (B)
                                  --------------------    -------------
                                          10000               10000
7/16/08                                    9937                9918
8/31/08                                    9760                9686
9/30/08                                    7972                7830
10/31/08                                   6535                6403
11/30/08                                   6354                6197
12/31/08                                   6234                6138
1/31/09                                    5961                5862
2/28/09                                    5633                5541
3/31/09                                    5993                5924
4/30/09                                    6519                6497
5/31/09                                    7785                7778
6/30/09                                    7318                7352
7/31/09                                    7623                7681
8/31/09                                    7861                7945
9/30/09                                    8377                8449

                              (Logo/Annual Report)
                   SPDR S&P INTERNATIONAL ENERGY SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ---------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              ROYAL DUTCH SHELL PLC     BP PLC      TOTAL SA     SUNCOR ENERGY, INC.     BG GROUP PLC
 ---------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $786,914                  729,876     620,173      350,723                 270,353
 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        12.4                      11.5        9.7          5.5                     4.2
 ---------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         88.4%
Energy Equipment & Services         11.5
Short Term Investments               0.0***
Other Assets & Liabilities           0.1
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Financial Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the financial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Financials Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 2.35%, and the total return for the Index was -0.24%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Financials were not the worst December performers, but they still posted negative returns in the last month of 2008. Rebounds in real estate and insurance names could not overcome residual weakness in major bank shares. With lending markets still in turmoil before a few hints of light broke through in late December, the financial sector fell 36.9% for the fourth quarter, lagging all other sectors by a wide margin.

In the first quarter of 2009 a number of bank stocks saw strong one-month gains. Thanks to increasingly aggressive government initiatives, financials lead all sectors in the last month of the first quarter; however financials still underperformed for the whole of the first quarter.

For the remainder of the Reporting Period, stock markets around the world posted consistent gains.

The Fund benefitted most significantly from holding a relative overweight to HSBC Holdings PLC. Among the other top contributors were Westpac Banking Corp. and Standard Chartered PLC.

Detracting from the Funds' performance most significantly were Japanese financials, which took credit for having the four worst performing stocks.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                       NET ASSET      MARKET      FINANCIALS     NET ASSET      MARKET      FINANCIALS
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             2.35%         0.07%         -0.24%        2.35%         0.07%        -0.24%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -9.96%        -9.88%        -10.61%       -8.30%        -8.23%        -8.87%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                          SPDR S&P             S&P DEVELOPED
                                  INTERNATIONAL FINANCIAL       EX-U.S. BMI
                                         SECTOR ETF          FINANCIALS SECTOR
                                            (A)                  INDEX (B)
                                  -----------------------    -----------------
                                           10000                   10000
7/16/08                                    10608                   10703
8/31/08                                     9988                   10146
9/30/08                                     8798                    8960
10/31/08                                    6410                    6466
11/30/08                                    5792                    5875
12/31/08                                    6130                    6097
1/31/09                                     5293                    5311
2/28/09                                     4444                    4446
3/31/09                                     5057                    4998
4/30/09                                     6234                    6126
5/31/09                                     7170                    7066
6/30/09                                     7122                    7030
7/31/09                                     7981                    7909
8/31/09                                     8728                    8581
9/30/09                                     9004                    8939

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ------------------------------------------------------------------------------------------------------------

                                                                                        BANCO BILBAO
  DESCRIPTION                              HSBC HOLDINGS PLC     BANCO SANTANDER SA     VIZCAYA ARGENTARIA SA
 ------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $307,503              210,486                126,046
 ------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.7                   3.9                    2.4
 ------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------

  DESCRIPTION                              ROYAL BANK OF CANADA     BNP PARIBAS
 ------------------------------------------------------------------------------
    MARKET VALUE                           124,987                  121,868
 ------------------------------------------------------------------------------
    % OF NET ASSETS                        2.3                      2.3
 ------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    55.9%
Insurance                           17.2
Capital Markets                      9.1
Real Estate Management &
  Development                        8.5
Real Estate Investment Trusts        4.1
Diversified Financial Services       3.6
Consumer Finance                     1.5
Short Term Investments               0.0***
Other Assets & Liabilities           0.1
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Health Care Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the health care sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Health Care Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 2.78%, and the total return for the Index was 4.95%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

There were many notable events during the Reporting Period that affected the performance of the Fund. The Reporting Period began with poor performance in October and November as developed markets throughout the world entered into a global economic recession. Investors continued to maintain widespread skepticism regarding worldwide efforts of central bank leaders to repair troubled financial systems and gain a foothold on addressing toxic assets. Investor sentiment turned positive during the spring as retail sales data came in better than expected and the housing market showed signs of stabilization. The summer left investors with continued reassuring news regarding the global economy. The French and German economies expanded in the spring and summer. In the UK, risk appetites increased as confidence in the economic recovery continued to grow. Even Japan, despite some dramatic political news, showed gains as the year progressed.

One of the strongest performers during the year was William Demant. The Danish manufacturer of hearing aids became the new regular supplier of hearing aids to the US Department of Veterans Affairs which makes up around 18% of the US hearing aid market. Another strong performer was Sonova. Like William Demant, Sonova is also a hearing aid manufacturer. Companies in the industry enjoy steady long-term demand and high barriers to entry. Primary Health Care, an Australian company, benefitted from increases in pathology, radiology and diagnostic imaging services. Japanese pharmaceutical companies Chugai Pharmaceutical and Dainippon Sumitomo Pharma performed well as calls for health care reform (and subsequent lower costs) took a back seat to the new government's push to reform pensions instead.

Genmab, the Danish pharmaceutical, suffered due to unsuccessful clinical trials. Data showed that its second most developed drug candidate, zalutumumab, looked far less promising than initially thought. German health care company Celesio was hurt by goodwill impairment charges and reduced growth rates in the pharmacy business. Fresenius was hurt by ongoing delays in FDA approval of Chlorothiazide Sodium for injection, a drug used to treat high blood pressure as well as water retention in patients with congestive heart failure, cirrhosis of the liver and kidney disorders.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                                                    HEALTH                                    HEALTH
                                       NET ASSET      MARKET      CARE SECTOR    NET ASSET      MARKET      CARE SECTOR
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             2.78%         1.00%         4.95%         2.78%         1.00%         4.95%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -6.44%        -6.21%        -4.67%        -5.35%        -5.16%        -3.89%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                                          S&P DEVELOPED
                                        SPDR S&P           EX-U.S. BMI
                                  INTERNATIONAL HEALTH     HEALTH CARE
                                       CARE SECTOR         SECTOR INDEX
                                         ETF (A)               (B)
                                  --------------------    -------------
                                          10000               10000
7/16/2008                                 10163               10204
8/31/2008                                 10041               10044
9/30/2008                                  9102                9082
10/31/2008                                 8047                8070
11/30/2008                                 7601                7615
12/31/2008                                 8235                8237
1/31/2009                                  7708                7708
2/28/2009                                  6852                6852
3/31/2009                                  7028                7099
4/30/2009                                  7217                7282
5/31/2009                                  7899                7978
6/30/2009                                  7973                8094
7/31/2009                                  8605                8741
8/31/2009                                  8950                9086
9/30/2009                                  9356                9533

                              (Logo/Annual Report)
                SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ---------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              ROCHE HOLDING AG     NOVARTIS AG     GLAXOSMITHKLINE PLC     SANOFI-AVENTIS
 ---------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $503,298             435,177         427,083                 342,624
 ---------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.8                  7.6             7.5                     6.0
 ---------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------

  DESCRIPTION                              ASTRAZENECA PLC
 ---------------------------------------------------------
    MARKET VALUE                           314,593
 ---------------------------------------------------------
    % OF NET ASSETS                        5.5
 ---------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Pharmaceuticals                     67.6%
Health Care Equipment &
  Supplies                          16.5
Health Care Providers &
  Services                           7.2
Biotechnology                        5.3
Chemicals                            0.9
Life Sciences Tools & Services       0.8
Short Term Investments               0.0***
Other Assets & Liabilities           1.7
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Industrial Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the industrial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Industrial Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 8.35%, and the total return for the Index was 7.12%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

There were many notable events during the Reporting Period that affected the performance of the Fund. The Reporting Period began with negative performance in October and November as developed markets throughout the world moved into a global economic recession. Investors continued to maintain widespread skepticism regarding worldwide efforts of central bank leaders to repair troubled financial systems and gain a foothold on addressing toxic assets. Investor sentiment turned positive during the spring as retail sales data came in better than expected and the housing market showed signs of stabilization. The summer left investors with continued reassuring news regarding the global economy. The French and German economies expanded in the spring and summer. In the UK, risk appetites increased as confidence in the economic recovery continued to grow. Even Japan, despite some dramatic political news, showed gains as the year progressed.

One of the best performers during the Reporting Period was YIT. The Finnish company builds apartments and other residential properties and is well positioned to handle increased demand for properties due to the nascent economic recovery and low interest rates. Hochtief also performed well last year. The company is based in Germany and is involved in construction and engineering. It was helped by better than expected business in Europe as well as some major projects in the Middle East. Its business in the Americas also performed surprisingly well. Another Finnish company, Kone, did well last year. Although the company experienced lower orders and revenue, it did realize greater profits due to cost cutting and lower raw material prices. The long-running urbanization trend in China also helped the company.

Q-Cells was the worst performing company last year. The German company was hard hit by an earlier-than-expected reduction in solar energy subsidies. The company also faced strong pressure on price reductions on solar cells. In fact, many solar energy related companies faced the same negative profit pressures. Although demand for solar energy components was relatively healthy, there was no recovery in prices resulting in lower margins. Renewable Energy Corporation and Solarworld are two companies that, like Q-Cells, suffered quite a bit due to the state of the solar energy market.

The Fund is tracking its benchmark within expected tolerances.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                       NET ASSET      MARKET      INDUSTRIAL     NET ASSET      MARKET      INDUSTRIAL
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                              8.35%         7.41%         7.12%         8.35%         7.41%         7.12%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -12.77%       -12.43%       -13.99%       -10.67%       -10.38%       -11.73%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                          SPDR S&P              S&P DEVELOPED
                                  INTERNATIONAL INDUSTRIAL       EX-U.S. BMI
                                         SECTOR ETF           INDUSTRIAL SECTOR
                                             (A)                  INDEX (B)
                                  ------------------------    -----------------
                                            10000                   10000
7/16/08                                     10237                   10271
8/31/08                                      9847                    9763
9/30/08                                      8051                    8028
10/31/08                                     6121                    5996
11/30/08                                     6008                    5836
12/31/08                                     6505                    6396
1/31/09                                      5857                    5783
2/28/09                                      5276                    5155
3/31/09                                      5622                    5535
4/30/09                                      6533                    6471
5/31/09                                      7261                    7187
6/30/09                                      7227                    7142
7/31/09                                      7829                    7757
8/31/09                                      8330                    8216
9/30/09                                      8723                    8601

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ---------------------------------------------------------------------------------------------------------------------------

                                                                                                          CANADIAN NATIONAL
  DESCRIPTION                              SIEMENS AG     ABB, LTD.     VINCI SA     MITSUBISHI CORP.     RAILWAY CO.
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $231,056       126,005       87,759       83,159               75,560
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.0            2.7           1.9          1.8                  1.6
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Machinery                           16.6%
Industrial Conglomerates            13.1
Electrical Equipment                10.8
Trading Companies &
  Distributors                       9.0
Construction & Engineering           8.1
Commercial Services & Supplies       5.8
Road & Rail                          5.7
Transportation Infrastructure        5.5
Building Products                    5.2
Professional Services                5.2
Aerospace & Defense                  4.8
Air Freight & Logistics              3.7
Marine                               2.8
Airlines                             1.5
Short Term Investments               0.0***
Other Assets & Liabilities           2.2
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Materials Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the materials sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Materials Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 8.87%, and the total return for the Index was 12.15%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Although December brought modest relief for equity prices around the world, in general, the last three months of 2008 still produced losses. Weighing on stocks through October and November were overwhelming global liquidity needs in the wake of the abrupt Lehman Brothers failure in mid-September. Against a backdrop of sharply deteriorating economic data, the materials sector slumped 30.8% in the fourth quarter and 45.7% for the full year.

The opening quarter of 2009 followed a pattern similar to that which occurred in the end 2008. The materials sector surged in March, with a broad range of metals, chemical, and forest products shares bouncing sharply.

After six consecutive quarters of disruption and disappointment, global equity markets finally managed a meaningful rebound through the spring of 2009. While developed countries around the world were still in a recession, hobbled by excess capacity and job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. Leading indicators of economic activity began to turn upward, and investors responded by selling safe-haven assets and increasing exposure to stocks, corporate bonds, and commodities. In April and May of 2009 stock markets around the world began posting gains.

The third quarter of 2009 began quietly, as investors nervously digested the remarkable relief rally that boosted global equity markets during the spring. But second-quarter earnings reports were broadly constructive, as aggressive cost cutting flattered profitability. Leading economic indicators continued to suggest emergence from recession, with business confidence picking up consistently. Central bankers acknowledged the budding improvement, but given weak employment conditions and the tentative flow of credit, they reiterated that removal of monetary stimulus remained a distant prospect. With liquidity worldwide staying flush and short-term investments offering minimal return potential, funds flowed steadily into long-term financial assets from the middle of July onwards, and global equities easily shook off dips in August and September to complete a second consecutive quarter with strong returns. Although their pace of appreciation slowed during the quarter, developed equity markets outside the US gained ground in each of the latest three months.

The Fund's performance over the Reporting Period was most negatively impacted by its relative overweight to Xstrata PLC, ArcelorMittal and Potash Corp. of Saskatchewan Inc.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                       NET ASSET      MARKET       MATERIALS     NET ASSET      MARKET       MATERIALS
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                              8.87%         7.03%        12.15%         8.87%         7.03%        12.15%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -25.35%       -25.22%       -22.41%       -21.45%       -21.34%       -18.93%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                         SPDR S&P            S&P DEVELOPED
                                  INTERNATIONAL MATERIAL      EX-U.S. BMI
                                        SECTOR ETF          MATERIAL SECTOR
                                            (A)                INDEX (B)
                                  ----------------------    ---------------
                                           10000                 10000
7/16/08                                     9968                  9987
8/31/08                                     9185                  9147
9/30/08                                     6856                  6920
10/31/08                                    4930                  4926
11/30/08                                    4711                  4686
12/31/08                                    5116                  5124
1/31/09                                     4662                  4709
2/29/09                                     4375                  4415
3/31/09                                     4839                  4945
4/30/09                                     5455                  5618
5/31/09                                     6478                  6667
6/30/09                                     6254                  6428
7/31/09                                     6978                  7193
8/31/09                                     7105                  7355
9/30/09                                     7465                  7759

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 --------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              BHP BILLITON, LTD.     RIO TINTO PLC     BHP BILLITON PLC     ANGLO AMERICAN PLC
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $783,317               477,873           412,895              295,992
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.5                    5.2               4.5                  3.2
 --------------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------

  DESCRIPTION                              BASF SE
 -------------------------------------------------
    MARKET VALUE                           290,099
 -------------------------------------------------
    % OF NET ASSETS                        3.1
 -------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Metals & Mining                     60.7%
Chemicals                           30.1
Construction Materials               6.5
Paper & Forest Products              2.3
Containers & Packaging               0.1
Short Term Investments               0.0***
Other Assets and Liabilities         0.3
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Technology Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the technology sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Information Technology Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 11.81%, and the total return for the Index was 11.39%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

After six consecutive quarters of disruption and disappointment, global equity markets finally managed a meaningful rebound through the spring of 2009. While developed countries around the world were still in the midst of a recession, hobbled by excess capacity and job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. In the first quarter of the Reporting Period, equity prices experienced a decline across all sectors and countries. In the first two months of the Reporting Period, the Fund fell about 28% as markets across the globe plummeted in response to the global credit crisis, the failure of Lehman Brothers, a deep recession in many of the largest economies and fears of banking failures. The Fund rebounded in the spring and rallied over 50% from March through September. The Fund ended the Reporting Period up 11% and technology proved to be one the top performing sectors. Maintaining financial flexibility in this environment helped the sector outperform the broader market by over 5% for the year.

Despite these tough economic conditions, Samsung Electronics Co. Ltd. GDR was able to post continued growth in its core business and relatively solid financial performance. Samsung Electronics Co. Ltd GDR was the largest contributor to performance. Telefonaktiebolaget LM Ericsson (Class B) was the next largest contributor. Stocks in Japan were notable laggards over the last quarter. Nintendo Co Ltd was the largest detractor from performance and Hitachi Ltd, another Japanese company, also dragged down performance over the Reporting Period. The Japanese yen gained over 15% during the Reporting Period versus the US Dollar which may erode the value of profits overseas.

The Fund is tracking its benchmark within expected tolerances.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                                                  INFORMATION                               INFORMATION
                                       NET ASSET      MARKET      TECHNOLOGY     NET ASSET      MARKET      TECHNOLOGY
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             11.81%        10.27%        11.39%       11.81%        10.27%        11.39%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -10.33%       -10.26%       -10.66%       -8.61%        -8.55%        -8.91%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF (BASED ON NET ASSET VALUE)

(LINE GRAPH)

                                                                  S&P DEVELOPED
                                         SPDR S&P                  EX-U.S. BMI
                                 INTERNATIONAL TECHNOLOGY    INFORMATION TECHNOLOGY
                                        SECTOR ETF                SECTOR INDEX
                                            (A)                        (B)
                                 ------------------------    ----------------------
                                           10000                      10000
7/16/08                                    10238                      10224
8/31/08                                     9839                       9824
9/30/08                                     8021                       8021
10/31/08                                    6328                       6322
11/30/08                                    5896                       5880
12/31/08                                    6276                       6274
1/31/09                                     5998                       5988
2/29/09                                     5350                       5310
3/31/09                                     6000                       5937
4/30/09                                     6919                       6870
5/31/09                                     7454                       7445
6/30/09                                     7544                       7508
7/31/09                                     8281                       8183
8/31/09                                     8572                       8532
9/30/09                                     8967                       8934

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ---------------------------------------------------------------------------------------------------------------

                            SAMSUNG                                                                 RESEARCH IN
    DESCRIPTION             ELECTRONICS CO., LTD. GDR     NOKIA OYJ     CANON, INC.     SAP AG      MOTION, LTD.
 ---------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,625,547                    675,773       604,088         532,424     441,509
 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         14.7                          6.1           5.5             4.8         4.0
 ---------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Semiconductors & Semiconductor
  Equipment                         23.7%
Electronic Equipment &
  Instruments                       21.2
Communications Equipment            16.2
Software                            12.9
IT Services                          9.4
Office Electronics                   8.1
Computers & Peripherals              7.2
Internet Software & Services         1.2
Short Term Investments               0.0***
Other Assets & Liabilities           0.1
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
             SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Telecommunications Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the telecommunications sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Telecommunication Services Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 8.68%, and the total return for the Index was 10.02%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

After six consecutive quarters of disruption and disappointment, global equity markets finally managed a meaningful rebound through the spring of 2009. While developed countries around the world were still in the midst of a recession, hobbled by excess capacity and job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. In the first quarter of the Reporting Period, equity prices experienced a decline across all sectors and countries. The Fund lost about 15% of its value in October 2008 but posted a 13% gain over the next two months. The Fund also rebounded in the spring, returning about 31% from March through September, but telecommunications was one of the worst performing sectors of the second half of the Reporting Period. The Fund finished the Reporting Period up 8.68% and, despite the poor performance in the second half of the year, telecommunications remained one of the top performing sectors on an annual basis.

The top contributors to performance by far were Telefonica SA. Softbank Corp and Koninklijke KPN N.V., both smaller weights in the Fund, also contributed to performance. The largest detractors from performance were BT Group and Rogers Communications.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
             SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                   EX-US BMI                                 EX-US BMI
                                                                 TELECOMMUNI-                              TELECOMMUNI-
                                                                    CATION                                    CATION
                                       NET ASSET      MARKET       SERVICES      NET ASSET      MARKET       SERVICES
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             8.68%         6.93%        10.02%         8.68%         6.93%        10.02%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -8.11%        -7.88%        -6.97%        -6.75%        -6.55%        -5.81%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
             SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF (BASED ON NET ASSET
  VALUE)

(LINE GRAPH)

                                                                           S&P DEVELOPED
                                            SPDR S&P                        EX-U.S. BMI
                                INTERNATIONAL TELECOMMUNICATIONS    TELECOMMUNICATION SERVICES
                                           SECTOR ETF                      SECTOR INDEX
                                               (A)                              (B)
                                --------------------------------    --------------------------
                                              10000                            10000
7/16/08                                        9771                             9788
8/31/08                                        9438                             9466
9/30/08                                        8455                             8456
10/31/08                                       7130                             7133
11/30/08                                       7424                             7451
12/31/08                                       8062                             8094
1/31/09                                        7186                             7195
2/29/09                                        6771                             6795
3/31/09                                        6831                             6871
4/30/09                                        6952                             7014
5/31/09                                        7642                             7711
6/30/09                                        7797                             7882
7/31/09                                        8461                             8553
8/31/09                                        8779                             8884
9/30/09                                        9189                             9303

                              (Logo/Annual Report)
             SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 -------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   KONINKLIJKE
    DESCRIPTION             TELEFONICA SA     VODAFONE GROUP PLC     FRANCE TELECOM SA     DEUTSCHE TELEKOM AG     ROYAL KPN NV
 -------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,594,945        1,519,429              560,864               499,998                 447,495
 -------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         16.9              16.1                   5.9                   5.3                     4.7
 -------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Diversified Telecommunications
  Services                          67.8%
Wireless Telecommunication
  Services                          32.0
Short Term Investments               0.0***
Other Assets & Liabilities           0.2
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.
***  Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P International Utilities Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the utilities sector of developed global markets outside the United States. In seeking this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-US BMI Utilities Sector Index (the "Index").

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -4.96%, and the total return for the Index was -4.16%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Utilities finished 2008 on a soft note, but their defensive nature and income orientation allowed them to limit full fourth-quarter losses, making them second in performance only to telecom over the final three months of 2008.

This stability turned around by the end of the first quarter 2009, when utilities joined energy and consumer staples' lackluster performance, and the sector's prospects continued to be clouded by regulatory challenges. Energy stocks posted a gain of 3.8% in March. Firming crude oil prices could not prevent investors from switching into consumer-related areas that might be more sensitive to an economic recovery, and shares of refiners retreated on higher input costs.

Although crude oil prices remained constant during the quarter ended September 30, 2009, the weakness of the US dollar made the profit outlook tougher for energy producers who keep their books in non-US currencies, and the advance of utilities in the latest quarter did not provide a positive 12-month return.

The Fund's performance over the Reporting Period was most negatively impacted by E.ON AG, National Grid PLC and Scottish & Southern Energy PLC.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                       NET ASSET      MARKET       UTILITLES     NET ASSET      MARKET       UTILITLES
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             -4.96%        -7.13%        -4.16%        -4.96%        -7.13%        -4.16%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -18.14%       -17.93%       -18.00%       -15.24%       -15.05%       -15.14%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to September 30, 2009.

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF (BASED ON NET ASSET VALUE)

(LINE GRAPH)

                                          SPDR S&P             S&P DEVELOPED
                                  INTERNATIONAL UTILITIES       EX-U.S. BMI
                                         SECTOR ETF          UTILITIES SECTOR
                                            (A)                  INDEX (B)
                                  -----------------------    ----------------
                                           10000                   10000
7/16/08                                    10214                   10188
8/31/08                                     9763                    9715
9/30/08                                     8613                    8555
10/31/08                                    7312                    7257
11/30/08                                    7146                    7086
12/31/08                                    7771                    7738
1/31/09                                     7027                    7001
2/28/09                                     6253                    6216
3/31/09                                     6173                    6148
4/30/09                                     6629                    6571
5/31/09                                     7249                    7230
6/30/09                                     7148                    7127
7/31/09                                     7405                    7401
8/31/09                                     7890                    7888
9/30/09                                     8186                    8200

                              (Logo/Annual Report)
                 SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009

 ------------------------------------------------------------------------------------------

    DESCRIPTION             E. ON AG     GDF SUEZ     IBERDROLA SA     RWE AG      ENEL SPA
 ------------------------------------------------------------------------------------------
    MARKET VALUE            $532,635     423,194      324,109          287,971     274,965
 ------------------------------------------------------------------------------------------
    % OF NET ASSETS         11.7         9.3          7.1              6.3         6.0
 ------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Electric Utilities                  55.0%
Multi-Utilities                     29.1
Gas Utilities                        9.3
Independent Power Producers &
  Energy Traders                     4.7
Water Utilities                      1.2
Short Term Investments               0.1
Other Assets & Liabilities           0.6
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs.

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.2%
FINLAND -- 1.5%
Nokia Oyj...............................     59,618   $   875,793
FRANCE -- 13.7%
AXA.....................................     26,495       716,463
BNP Paribas (a).........................     14,276     1,139,351
France Telecom SA.......................     32,289       859,218
GDF Suez................................     21,227       941,530
Sanofi-Aventis..........................     16,960     1,243,240
Societe Generale........................      9,636       774,672
Total SA (a)............................     35,290     2,094,543
                                                      -----------
TOTAL FRANCE............................                7,769,017
GERMANY -- 15.1%
Allianz SE..............................      7,203       898,829
BASF SE.................................     14,634       774,550
Bayer AG................................     13,130       908,747
Daimler AG..............................     14,190       713,612
Deutsche Bank AG........................      9,885       757,773
Deutsche Telekom AG.....................     47,408       646,534
E.ON AG.................................     31,786     1,346,457
RWE AG..................................      6,581       610,546
SAP AG..................................     14,184       689,986
Siemens AG..............................     12,971     1,199,770
                                                      -----------
TOTAL GERMANY...........................                8,546,804
ITALY -- 5.7%
Assicurazioni Generali SpA..............     21,192       580,187
Eni SpA (a).............................     38,810       968,924
Intesa Sanpaolo SpA (b).................    149,096       658,704
UniCredit SpA (b).......................    253,462       989,196
                                                      -----------
TOTAL ITALY.............................                3,197,011
LUXEMBOURG -- 1.0%
ArcelorMittal...........................     14,652       547,200
NETHERLANDS -- 2.3%
Fortis VVPR Strip (b)...................     33,296            98
ING Groep NV (b)........................     32,983       588,177
Unilever NV.............................     24,718       711,586
                                                      -----------
TOTAL NETHERLANDS.......................                1,299,861
SPAIN -- 9.8%
Banco Bilbao Vizcaya Argentaria SA......     59,519     1,055,297
Banco Santander SA......................    129,598     2,083,767
Iberdrola SA............................     62,258       610,172
Telefonica SA...........................     65,188     1,796,604
                                                      -----------
TOTAL SPAIN.............................                5,545,840
SWEDEN -- 0.8%
Telefonaktiebolaget LM Ericsson
  (Class B).............................     46,463       465,105
SWITZERLAND -- 15.8%
ABB, Ltd. (b)...........................     36,980       741,275
Credit Suisse Group AG..................     17,175       951,730
Nestle SA...............................     58,006     2,468,602
Novartis AG.............................     38,889     1,943,232
Roche Holding AG........................     11,163     1,801,959
UBS AG (b)..............................     56,665     1,035,932
                                                      -----------
TOTAL SWITZERLAND.......................                8,942,730
UNITED KINGDOM -- 33.5%
Anglo American PLC (b)..................     21,364       680,978
AstraZeneca PLC.........................     23,150     1,038,180
Barclays PLC (b)........................    175,386     1,037,863
BG Group PLC............................     53,397       928,303
BHP Billiton PLC........................     35,535       970,706
BP PLC..................................    298,279     2,638,100
British American Tobacco PLC............     32,245     1,012,340
Diageo PLC..............................     39,682       609,268
GlaxoSmithKline PLC.....................     83,194     1,635,928
HSBC Holdings PLC.......................    273,451     3,131,382
Rio Tinto PLC...........................     22,067       941,790
Royal Dutch Shell PLC (Class A).........     56,354     1,610,385
Tesco PLC...............................    125,094       799,476
Vodafone Group PLC......................    839,074     1,881,446
                                                      -----------
TOTAL UNITED KINGDOM....................               18,916,145
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $75,013,438)....................               56,105,506
RIGHTS -- 0.1%
FRANCE -- 0.1%
BNP Paribas
  (expiring 10/13/09) (a)(b)
  (Cost $0).............................     14,276        30,884
SHORT TERM INVESTMENTS -- 2.1%
UNITED STATES -- 2.1%
MONEY MARKET FUNDS -- 2.1%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  1,175,729     1,175,729
AIM Prime Money Market Fund.............     17,596        17,596
                                                      -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,193,325).....................                1,193,325
                                                      -----------
TOTAL INVESTMENTS -- 101.4%
  (Cost $76,206,763)....................               57,329,715
OTHER ASSETS AND
  LIABILITIES -- (1.4)%.................                 (815,551)
                                                      -----------
NET ASSETS -- 100.0%....................              $56,514,164
                                                      ===========





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.5%
BELGIUM -- 1.4%
Anheuser-Busch InBev NV.................     55,634   $  2,537,597
FINLAND -- 2.4%
Nokia Oyj...............................    298,642      4,387,076
FRANCE -- 34.4%
Air Liquide SA (a)......................     21,150      2,403,637
Alstom SA...............................     16,222      1,182,502
AXA.....................................    133,100      3,599,216
BNP Paribas (a).........................     71,500      5,706,330
Carrefour SA............................     48,863      2,214,114
Cie de Saint-Gobain.....................     33,596      1,740,853
Credit Agricole SA......................     84,700      1,767,949
France Telecom SA.......................    161,698      4,302,823
GDF Suez................................    106,293      4,714,656
Danone SA (a)...........................     48,833      2,939,395
L'Oreal SA (a)..........................     19,115      1,898,550
LVMH Moet Hennessy Louis Vuitton
  SA (a)................................     20,656      2,075,156
Sanofi-Aventis..........................     84,973      6,228,882
Schneider Electric SA...................     20,798      2,105,534
Societe Generale........................     48,257      3,879,549
Total SA................................    177,199     10,517,172
Vinci SA................................     41,383      2,338,525
Vivendi.................................     97,544      3,014,855
                                                      ------------
TOTAL FRANCE............................                62,629,698
GERMANY -- 26.1%
Allianz SE..............................     36,071      4,501,131
BASF SE.................................     73,281      3,878,628
Bayer AG................................     65,924      4,562,698
Daimler AG (a)..........................     71,066      3,573,894
Deutsche Bank AG........................     49,500      3,794,613
Deutsche Boerse AG......................     15,635      1,276,378
Deutsche Telekom AG.....................    237,498      3,238,917
E.ON AG.................................    159,619      6,761,470
Muenchener Rueckversicherungs-
  Gesellschaft AG.......................     15,829      2,522,654
RWE AG..................................     32,957      3,057,555
SAP AG..................................     70,935      3,450,659
Siemens AG..............................     65,141      6,025,306
Volkswagen AG (a).......................      4,733        777,124
                                                      ------------
TOTAL GERMANY...........................                47,421,027
IRELAND -- 0.9%
CRH PLC.................................     56,507      1,561,482
ITALY -- 11.4%
Assicurazioni Generali SpA..............    106,481      2,915,198
Enel SpA................................    507,991      3,220,726
Eni SpA.................................    194,340      4,851,860
Intesa Sanpaolo SpA (b).................    746,666      3,298,761
Telecom Italia SpA......................    819,708      1,436,602
UniCredit SpA (b).......................  1,269,219      4,953,430
                                                      ------------
TOTAL ITALY.............................                20,676,577
LUXEMBOURG -- 1.5%
ArcelorMittal (a).......................     73,616      2,749,295
NETHERLANDS -- 5.2%
Aegon NV (b)............................    124,042      1,051,792
Fortis VVPR Strip (b)...................    129,370            378
ING Groep NV (b)........................    165,720      2,955,241
Koninklijke (Royal) Philips
  Electronics NV........................     77,972      1,896,489
Unilever NV.............................    123,796      3,563,861
                                                      ------------
TOTAL NETHERLANDS.......................                 9,467,761
SPAIN -- 16.2%
Banco Bilbao Vizcaya Argentaria SA......    298,924      5,300,048
Banco Santander SA......................    650,734     10,462,955
Iberdrola SA............................    311,803      3,055,887
Repsol YPF SA...........................     63,434      1,723,692
Telefonica SA...........................    327,334      9,021,439
                                                      ------------
TOTAL SPAIN.............................                29,564,021
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $237,770,967)...................               180,994,534
RIGHTS -- 0.1%
FRANCE -- 0.1%
BNP Paribas
  (expiring 10/13/09) (a)(b)............     71,810        155,348
                                                      ------------
TOTAL RIGHTS --
  (Cost $0).............................                   155,348
SHORT TERM INVESTMENTS -- 3.6%
UNITED STATES -- 3.6%
MONEY MARKET FUNDS -- 3.6%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  6,566,037      6,566,037
AIM Prime Money Market Fund.............     93,088         93,088
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $6,659,125).....................                 6,659,125
                                                      ------------
TOTAL INVESTMENTS -- 103.2%
  (Cost $244,430,092)...................               187,809,007
OTHER ASSETS AND
  LIABILITIES -- (3.2)%.................                (5,886,715)
                                                      ------------
NET ASSETS -- 100.0%....................              $181,922,292
                                                      ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 100.1%
CHINA -- 27.6%
Air China, Ltd. (a).....................   1,625,414   $    937,491
Aluminum Corp. of China, Ltd. (a).......   1,654,304      1,805,848
Angang Steel Co., Ltd. .................     647,244      1,215,976
Anhui Conch Cement Co., Ltd. ...........     375,750      2,504,176
Baidu, Inc. ADR (a)(b)..................      13,584      5,312,023
Bank of China, Ltd. ....................   7,112,382      3,744,301
Bank of Communications Co., Ltd. .......   2,243,723      2,732,982
China CITIC Bank........................   2,004,385      1,321,592
China Communications Construction
  Co., Ltd. ............................   1,014,000      1,097,730
China Construction Bank Corp. ..........  10,401,768      8,307,939
China COSCO Holdings Co., Ltd. .........   1,526,632      1,828,007
China Life Insurance Co., Ltd. .........   2,465,708     10,737,691
China Mengniu Dairy Co., Ltd. (a).......     504,390      1,291,230
China Merchants Bank Co., Ltd. .........   1,268,467      2,828,254
China Merchants Property Development
  Co., Ltd..............................     512,900      1,142,932
China Oilfield Services, Ltd. ..........   2,366,557      2,207,754
China Petroleum & Chemical Corp. .......   6,087,462      5,176,273
China Railway Construction Corp. .......     349,000        463,829
China Shenhua Energy Co., Ltd. .........   1,248,556      5,453,335
China Shipping Container Lines Co.,
  Ltd. (a)..............................   6,623,339      2,410,025
China Shipping Development Co., Ltd. ...   1,009,215      1,276,160
China Telecom Corp., Ltd. ..............   5,961,930      2,815,551
Ctrip.com International, Ltd.
  ADR (a)(b)............................      39,901      2,345,780
Dongfeng Motor Group Co., Ltd. .........   2,202,763      2,342,019
Focus Media Holding, Ltd. ADR (a)(b)....      36,479        402,728
Guangzhou R&F Properties Co., Ltd. .....     928,576      1,631,887
Huaneng Power International, Inc. ......   2,094,472      1,386,396
Industrial & Commercial Bank of China...  11,534,180      8,691,507
Inner Mongolia Yitai Coal Co., Ltd. ....     163,052        904,776
Jiangsu Expressway Co. .................   1,952,060      1,601,938
Jiangxi Copper Co., Ltd. ...............     891,578      1,994,821
Lenovo Group, Ltd. .....................   3,097,703      1,378,969
Maanshan Iron & Steel (a)...............   1,510,971        912,426
Mindray Medical International, Ltd.
  ADR (b)...............................      16,879        550,931
NetEase.com ADR (a)(b)..................      56,065      2,561,049
PetroChina Co., Ltd. ...................   7,255,379      8,200,866
Ping An Insurance Group Co. of
  China, Ltd. ..........................     464,364      3,684,929
Samling Global, Ltd. ...................   3,224,707        237,171
Semiconductor Manufacturing
  International Corp. (a)...............  11,316,837        532,983
Shanghai Electric Group Co., Ltd. ......   2,719,179      1,312,215
SINA Corp. (a)(b).......................      22,558        856,302
Sinopec Shanghai Petrochemical Co.,
  Ltd. (a)..............................   1,973,252        822,395
Sohu.com, Inc. (a)(b)...................       5,818        400,162
Suntech Power Holdings Co., Ltd.
  ADR (a)(b)............................      43,012        653,782
Tencent Holdings, Ltd. .................     324,194      5,274,916
Tingyi Cayman Islands Holding Corp. ....   1,006,383      2,077,681
Yanzhou Coal Mining Co., Ltd. ..........   1,134,882      1,637,148
Zijin Mining Group Co., Ltd. ...........   1,655,790      1,625,869
                                                       ------------
TOTAL CHINA.............................                120,632,745
                                                       ------------
HONG KONG -- 8.4%
Agile Property Holdings, Ltd. ..........   1,884,188      2,217,249
China Merchants Holdings International
  Co., Ltd. ............................     517,785      1,717,031
China Mobile, Ltd. .....................   1,574,136     15,355,344
China Overseas Land &
  Investment, Ltd. .....................   1,525,084      3,298,096
China Resources Enterprise..............     628,746      1,829,436
China Unicom, Ltd. .....................   1,404,172      1,989,382
CNOOC, Ltd. ............................   5,931,470      7,974,906
COSCO Pacific, Ltd. ....................     762,143      1,093,545
Denway Motors, Ltd. ....................   2,976,205      1,324,883
                                                       ------------
TOTAL HONG KONG.........................                 36,799,872
                                                       ------------
INDIA -- 19.6%
Anant Raj Industries, Ltd. .............      96,000        305,432
Apollo Hospitals Enterprise, Ltd. ......     107,215      1,230,281
Axis Bank, Ltd. ........................      38,984        792,039
Bharat Heavy Electricals, Ltd. .........      70,289      3,389,448
Bharti Airtel, Ltd. ....................     648,398      5,634,141
Cipla, Ltd. ............................     285,414      1,658,314
Godrej Industries, Ltd. ................      30,600        124,836
Gujarat Mineral Development
  Corp., Ltd. ..........................      72,100        173,562
HDFC Bank, Ltd. ........................      92,237      3,173,313
Hero Honda Motors, Ltd. ................     103,569      3,627,983
Hindustan Construction Co. .............      30,200         82,775
Hindustan Unilever, Ltd. ...............     518,699      2,820,200
Hindustan Zinc, Ltd. ...................      60,512      1,041,554
Housing Development & Infrastructure
  Ltd. (a)..............................      16,800        112,611
Housing Development Finance
  Corp., Ltd. ..........................      87,839      5,048,665
ICICI Bank, Ltd. .......................         199          3,744
ICICI Bank, Ltd. ADR (b)................      87,686      3,381,172
Idea Cellular, Ltd. (a).................     789,513      1,235,025
IFCI, Ltd. .............................      14,400         16,898
India Infoline, Ltd. ...................     180,200        558,150
Indiabulls Financial Services, Ltd. ....     144,749        573,820
Indiabulls Real Estate, Ltd. (a)........      27,700        156,509
Indiabulls Securities, Ltd. ............     162,826        187,518
Indian Hotels Co., Ltd. ................     932,564      1,492,723
Infosys Technologies, Ltd. ADR (b)......     139,444      6,761,640
ITC, Ltd. GDR...........................     225,345      1,092,923
IVRCL Infrastructures &
  Projects, Ltd. .......................      34,100        278,124
JAI Corp., Ltd. (a).....................      30,500        148,743
Jaiprakash Associates, Ltd. ............      22,900        113,155
Jindal Steel & Power, Ltd. .............      39,100        477,686
KEC International, Ltd. ................       5,300         63,489
Lanco Infratech, Ltd. (a)...............      32,000        318,636
Larsen & Toubro, Ltd. GDR...............     106,928      3,731,787
Mahindra & Mahindra, Ltd. ..............      87,663      1,616,403
Mercator Lines, Ltd. ...................     368,786        482,208
Oil & Natural Gas Corp., Ltd. ..........     133,455      3,237,681
Patel Engineering, Ltd. ................       8,800         90,278


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Reliance Capital, Ltd. .................      54,406   $  1,039,714
Reliance Communications, Ltd. (a).......     321,360      2,062,235
Reliance Industries, Ltd. GDR (a)(c)....     121,010     11,145,021
Reliance Infrastructure, Ltd. ..........     116,562      2,978,201
Satyam Computer Services, Ltd. ADR (b)..      94,649        622,790
Siemens India, Ltd. ....................     120,250      1,392,355
State Bank of India.....................      19,677        904,802
Steel Authority of India, Ltd. .........     367,348      1,302,003
Sterlite Industries India, Ltd. ........      70,365      1,133,476
Suzlon Energy, Ltd. (a).................     217,643        414,655
Tata Consultancy Services, Ltd. ........     145,934      1,880,260
Tata Motors, Ltd. ......................     137,055      1,684,946
Unitech, Ltd. ..........................     213,352        476,333
United Spirits, Ltd. ...................      17,555        333,620
Wipro, Ltd. ADR (b).....................     111,166      1,995,430
Zee Entertainment Enterprises, Ltd. ....     199,158        981,196
                                                       ------------
TOTAL INDIA.............................                 85,580,503
                                                       ------------
INDONESIA -- 3.8%
Astra International Tbk PT..............   1,129,220      3,896,481
Bakrieland Development Tbk PT (a).......   5,304,000        203,050
Bank Central Asia Tbk PT................   6,986,296      3,343,158
Bank Rakyat Indonesia Tbk PT............   3,330,148      2,584,181
Bumi Resources Tbk PT...................   5,783,464      1,929,816
Indosat Tbk PT..........................   1,025,748        578,409
Perusahaan Gas Negara Tbk PT............   4,928,140      1,861,119
Telekomunikasi Indonesia Tbk PT.........   2,580,094      2,309,137
                                                       ------------
TOTAL INDONESIA.........................                 16,705,351
                                                       ------------
MALAYSIA -- 5.6%
Alliance Financial Group Bhd............   2,243,900      1,646,780
Bintulu Port Holdings Bhd...............     774,106      1,366,596
Bursa Malaysia Bhd......................     610,207      1,440,448
Carlsberg Brewery Bhd...................   1,312,603      1,592,873
Ecm Libra Financial Group Bhd...........   4,749,600        871,423
Genting Bhd.............................   1,259,500      2,496,437
IJM Corp. Bhd...........................   1,377,740      1,791,341
IOI Corp. Bhd...........................   1,614,040      2,425,024
Landmarks Bhd (a).......................   1,557,800        598,634
Lingkaran Trans Kota Holdings Bhd.......   2,824,200      2,382,740
Malaysian Airline System Bhd (a)........   1,254,133      1,079,837
Naim Cendera Holding Bhd................   1,687,913      1,404,562
OSK Holdings Bhd........................   1,760,300        732,399
OSK Ventures International Bhd (a)......     283,864         38,959
Sarawake Energy Bhd.....................   2,663,666      1,677,779
Star Publications Malaysia Bhd..........      86,200         80,447
Tan Chong Motor Holdings Bhd............     671,300        405,379
Uchi Technologies Bhd...................   2,142,100        798,413
Wah Seong Corp Bhd......................   1,636,300      1,139,406
Zelan Bhd...............................   1,693,000        435,357
                                                       ------------
TOTAL MALAYSIA..........................                 24,404,834
                                                       ------------
PHILIPPINES -- 1.3%
Ayala Land, Inc. .......................   7,107,858      1,725,208
First Gen Corp. (a).....................   2,738,850        924,897
First Philippine Holdings Corp. (a).....   1,286,600      1,031,887
Philippine Long Distance
  Telephone Co. ........................      36,514      1,857,297
                                                       ------------
TOTAL PHILIPPINES.......................                  5,539,289
                                                       ------------
TAIWAN -- 30.4%
Acer, Inc. .............................   1,088,071      2,775,346
Advanced Semiconductor
  Engineering, Inc. ....................   2,282,758      1,878,156
Asia Cement Corp. ......................   1,493,260      1,672,184
Asustek Computer, Inc. .................   1,265,404      2,172,773
AU Optronics Corp. ADR (b)..............     277,190      2,683,199
Catcher Technology Co., Ltd. ...........     407,539      1,082,613
Cathay Financial Holding Co., Ltd. (a)..   1,772,900      2,944,907
Chang Hwa Commercial Bank...............   3,498,000      1,604,936
Chi Mei Optoelectronics Corp. GDR (a)...      70,037        368,180
China Development Financial Holding
  Corp. (a).............................   5,162,553      1,373,019
China Steel Chemical Corp. .............   1,396,877      3,719,444
China Steel Corp. ......................   3,062,119      2,847,995
Chinatrust Financial Holding
  Co., Ltd. ............................   3,489,614      2,263,234
Chunghwa Picture Tubes, Ltd. (a)........   5,099,000        586,858
Chunghwa Telecom Co., Ltd. .............   1,323,195      2,383,134
Compal Electronics, Inc. ...............   2,250,461      2,621,618
Delta Electronics, Inc. ................     711,893      2,026,198
Epistar Corp. ..........................     316,170      1,140,840
Everlight Electronics Co., Ltd. ........     240,527        785,596
Far Eastern Textile Co., Ltd. ..........   2,134,099      2,502,661
First Financial Holding Co., Ltd........   2,536,796      1,582,144
Formosa Chemicals & Fibre Corp. ........   1,180,390      2,269,133
Formosa Plastics Corp. .................   1,739,940      3,545,044
Foxconn Technology Co., Ltd. ...........     432,853      1,227,952
Fubon Financial Holding Co., Ltd. (a)...   2,301,000      2,598,180
High Tech Computer Corp. ...............     276,949      3,041,029
Hon Hai Precision Industry Co., Ltd. ...   2,025,440      8,127,465
Hua Nan Financial Holdings Co., Ltd. ...   2,275,044      1,429,510
King Yuan Electronics Co., Ltd. ........   3,185,898      1,238,762
Largan Precision Co., Ltd. .............      65,710        862,561
Lite-On Technology Corp. ...............     969,175      1,270,708
Macronix International Co., Ltd. .......   2,245,411      1,236,275
MediaTek, Inc. .........................     365,279      6,090,256
Mega Financial Holding Co., Ltd. .......   2,921,000      1,849,022
Motech Industries, Inc. ................     148,510        405,598
Nan Ya Plastics Corp. ..................   1,780,960      2,913,976
Novatek Microelectronics Corp., Ltd. ...     249,062        588,799
Polaris Securities Co., Ltd. (a)........   7,183,150      4,234,188
Powerchip Semiconductor Corp. (a).......   3,574,638        329,132
Powertech Technology, Inc. .............     539,744      1,621,851
ProMOS Technologies, Inc. (a)...........   2,509,000        122,531
Quanta Computer, Inc. ..................   1,540,194      3,233,890
Realtek Semiconductor Corp. ............     499,463      1,165,227
Shin Kong Financial Holding Co.,
  Ltd. (a)..............................   3,164,505      1,259,975
Siliconware Precision Industries Co. ...   1,202,745      1,698,539
SinoPac Financial Holdings Co.,
  Ltd. (a)..............................   3,737,000      1,534,416
Tainan Enterprises......................   2,994,567      2,230,928
Taishin Financial Holdings Co.,
  Ltd. (a)..............................   3,669,000      1,597,798
Taiwan Cement Corp. ....................   1,772,322      1,990,196
Taiwan Fu Hsing Industrial Co., Ltd. ...   2,398,000      1,335,206
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................   1,340,638     14,693,392


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Tatung Co., Ltd. (a)....................   2,672,000   $    609,237
Tripod Technology Corp. ................     579,839      1,486,212
Uni-President Enterprises Corp. ........   1,877,403      2,213,313
United Integrated Services Co., Ltd. ...   1,779,000        877,104
United Microelectronics Corp.
  ADR (a)(b)............................     944,155      3,587,789
Via Technologies, Inc. (a)..............     423,200        313,306
Walsin Lihwa Corp. (a)..................   6,293,000      2,163,047
Wistron Corp. ..........................     971,955      1,807,979
Yageo Corp. ............................   5,089,000      1,426,275
Yuanta Financial Holding Co., Ltd. .....   2,031,000      1,503,602
                                                       ------------
TOTAL TAIWAN............................                132,744,438
THAILAND -- 3.4%
Advanced Info Service PCL...............     716,223      2,020,473
Bangkok Expressway PCL..................   2,719,965      1,506,116
Electricity Generating PCL (Foreign
  ownership limit)......................     690,396      1,591,155
IRPC PCL................................   4,591,439        596,434
Kasikornbank PCL........................   1,007,498      2,487,836
PTT Exploration & Production PCL........     602,705      2,606,731
PTT PCL.................................     384,336      3,013,949
Thai Oil PCL............................     717,591        971,894
                                                       ------------
TOTAL THAILAND..........................                 14,794,588
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $400,307,752)...................                437,201,620
PREFERRED STOCK -- 0.0% (D)
MALAYSIA -- 0.0% (D)
Malaysian Airline System Bhd (a)
  (Cost $0).............................       4,092            903
WARRANTS -- 0.0% (D)
MALAYSIA -- 0.0% (D)
IJM Land Bhd
  (expiring 09/11/13) (a)
  (Cost $0).............................      27,580          8,288
SHORT TERM INVESTMENTS -- 3.1%
UNITED STATES -- 3.1%
MONEY MARKET FUNDS -- 3.1%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  13,610,080     13,610,080
AIM Prime Money Market Fund.............         100            100
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,610,180)....................                 13,610,180
                                                       ------------
TOTAL INVESTMENTS -- 103.2%
  (Cost $413,917,932)...................                450,820,991
OTHER ASSETS AND
  LIABILITIES -- (3.2)%.................                (14,054,692)
                                                       ------------
NET ASSETS -- 100.0%....................               $436,766,299
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 2.6% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.0%
CHINA -- 99.0%
AIR FREIGHT & LOGISTICS -- 0.1%
Sinotrans, Ltd. ........................   2,610,000   $    616,293
                                                       ------------
AIRLINES -- 0.3%
Air China, Ltd. (a).....................   2,506,000      1,445,387
                                                       ------------
AUTOMOBILES -- 1.5%
Brilliance China Automotive Holdings,
  Ltd. (a)..............................   3,070,000        324,824
Denway Motors, Ltd. ....................   5,696,000      2,535,622
Dongfeng Motor Group Co., Ltd. .........   3,444,000      3,661,726
                                                       ------------
                                                          6,522,172
                                                       ------------
BEVERAGES -- 0.3%
Tsingtao Brewery Co., Ltd. .............     406,000      1,534,932
                                                       ------------
BIOTECHNOLOGY -- 0.1%
American Oriental Bioengineering,
  Inc. (a)(b)...........................      55,183        268,189
                                                       ------------
CHEMICALS -- 0.6%
China Bluechemical, Ltd. ...............   2,136,000      1,157,567
Sinofert Holdings, Ltd. ................   1,062,000        471,388
Sinopec Shanghai Petrochemical Co.,
  Ltd. (a)..............................   2,772,000      1,155,290
                                                       ------------
                                                          2,784,245
                                                       ------------
COMMERCIAL BANKS -- 17.8%
Bank of China, Ltd. ....................  23,096,000     12,158,848
Bank of Communications Co., Ltd. .......   5,466,000      6,657,898
China CITIC Bank........................   1,591,393      1,049,286
China Construction Bank Corp. ..........  33,552,000     26,798,134
China Merchants Bank Co., Ltd. .........   3,300,450      7,358,892
Industrial & Commercial Bank of China...  33,550,000     25,281,385
                                                       ------------
                                                         79,304,443
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0% (C)
Bio-Treat Technology, Ltd. (a)..........   1,525,015         75,761
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 0.6%
AAC Acoustic Technology
  Holdings, Inc. .......................     808,000        883,060
ZTE Corp. ..............................     356,444      1,881,092
                                                       ------------
                                                          2,764,152
                                                       ------------
COMPUTERS & PERIPHERALS -- 0.6%
Lenovo Group, Ltd. .....................   3,846,000      1,712,080
TPV Technology, Ltd. ...................   1,628,000      1,008,303
                                                       ------------
                                                          2,720,383
                                                       ------------
CONSTRUCTION & ENGINEERING -- 1.1%
China Communications Construction
  Co., Ltd. ............................   3,690,394      3,995,123
China Railway Construction Corp. .......     762,000      1,012,716
                                                       ------------
                                                          5,007,839
                                                       ------------
CONSTRUCTION MATERIALS -- 1.1%
Anhui Conch Cement Co., Ltd. ...........     406,000      2,705,776
China National Building Material
  Co., Ltd. ............................     942,000      2,217,028
                                                       ------------
                                                          4,922,804
                                                       ------------
DISTRIBUTORS -- 0.8%
China Resources Enterprise..............   1,238,000      3,602,157
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
China Communications Services
  Corp., Ltd. ..........................   1,349,369        738,231
China Telecom Corp., Ltd. ..............  14,452,000      6,825,029
                                                       ------------
                                                          7,563,260
                                                       ------------
ELECTRICAL EQUIPMENT -- 2.6%
Byd Co., Ltd. (a).......................     763,400      6,289,390
Dongfang Electrical Machinery
  Co., Ltd. ............................     144,200        727,508
Harbin Power Equipment Co., Ltd. .......     672,000        634,711
Shanghai Electric Group Co., Ltd. ......   3,738,000      1,803,875
Suntech Power Holdings Co., Ltd.
  ADR (a)(b)............................     126,350      1,920,520
                                                       ------------
                                                         11,376,004
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.0% (C)
China BAK Battery, Inc. (a)(b)..........      12,810         63,410
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
China Oilfield Services, Ltd. ..........   2,236,000      2,085,958
                                                       ------------
FOOD PRODUCTS -- 2.5%
Chaoda Modern Agriculture
  Holdings, Ltd. .......................   1,884,254      1,137,839
China Foods, Ltd. ......................       1,339            924
China Huiyuan Juice Group, Ltd. ........     734,948        469,415
China Mengniu Dairy Co., Ltd. (a).......     999,000      2,557,423
China Milk Products Group, Ltd. (a).....   1,438,000        515,376
China Yurun Food Group, Ltd. ...........     794,000      1,710,931
People's Food Holdings, Ltd. ...........   1,135,000        612,185
Pine Agritech, Ltd. (a).................     203,000         26,653
Tingyi Cayman Islands Holding Corp. ....   1,968,000      4,062,942
                                                       ------------
                                                         11,093,688
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
China Medical Technologies, Inc.
  ADR (b)...............................      24,777        401,883
Mindray Medical International, Ltd.
  ADR (b)...............................       9,444        308,252
                                                       ------------
                                                            710,135
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
China Travel International Investment
  Hong Kong, Ltd. ......................   2,774,000        547,638
Ctrip.com International, Ltd.
  ADR (a)(b)............................      60,428      3,552,562
Home Inns & Hotels Management, Inc.
  ADR (a)(b)............................       3,376        100,773
Shanghai Jin Jiang International Hotels
  Group Co., Ltd. ......................   3,714,000      1,030,329
                                                       ------------
                                                          5,231,302
                                                       ------------
HOUSEHOLD DURABLES -- 0.0% (C)
China Digital TV Holding Co., Ltd.
  ADR (b)...............................      24,889        179,201
                                                       ------------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.9%
China Power International Development,
  Ltd. (a)..............................   2,440,000   $    698,937
China Resources Power Holdings Co. .....   1,194,000      2,776,225
Datang International Power Generation
  Co., Ltd. ............................   3,712,000      1,939,807
Huadian Power International Co. (a).....   2,238,000        721,931
Huaneng Power International, Inc. ......   3,714,000      2,458,412
                                                       ------------
                                                          8,595,312
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Shanghai Industrial Holdings, Ltd. .....     600,000      2,705,789
                                                       ------------
INSURANCE -- 10.3%
China Insurance International Holdings
  Co., Ltd. (a).........................     715,000      1,914,342
China Life Insurance Co., Ltd. .........   7,202,000     31,363,346
PICC Property & Casualty Co., Ltd. (a)..   2,630,000      1,808,750
Ping An Insurance Group Co. of
  China, Ltd. ..........................   1,387,500     11,010,413
                                                       ------------
                                                         46,096,851
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 6.3%
Baidu, Inc. ADR (a)(b)..................      19,517      7,632,123
Giant Interactive Group, Inc. ADR (b)...      31,182        236,048
NetEase.com ADR (a)(b)..................     137,034      6,259,713
SINA Corp. (a)(b).......................      44,184      1,677,224
Sohu.com, Inc. (a)(b)...................      29,710      2,043,454
Tencent Holdings, Ltd. .................     631,600     10,276,677
The9, Ltd. ADR (b)......................       2,383         18,468
                                                       ------------
                                                         28,143,707
                                                       ------------
IT SERVICES -- 0.2%
Travelsky Technology, Ltd. .............     985,000        754,950
                                                       ------------
MACHINERY -- 0.4%
China Infrastructure Machinery
  Holdings, Ltd. .......................       1,148            658
Guangzhou Shipyard International
  Co., Ltd. ............................     136,000        251,291
Weichai Power Co., Ltd. ................     325,800      1,717,270
                                                       ------------
                                                          1,969,219
                                                       ------------
MARINE -- 1.8%
China COSCO Holdings Co., Ltd. .........   2,679,375      3,208,315
China Shipping Container Lines Co.,
  Ltd. (a)..............................   4,654,500      1,693,627
China Shipping Development Co., Ltd. ...   1,566,000      1,980,219
Yangzijiang Shipbuilding Holdings,
  Ltd. (b)..............................   1,362,000        932,777
                                                       ------------
                                                          7,814,938
                                                       ------------
MEDIA -- 0.2%
Focus Media Holding, Ltd. ADR (a)(b)....      90,035        993,986
                                                       ------------
METALS & MINING -- 3.5%
Aluminum Corp. of China, Ltd. (a).......   3,584,000      3,912,316
Angang Steel Co., Ltd. .................   1,321,720      2,483,112
Hunan Non-Ferrous Metal Corp.,
  Ltd. (a)..............................   1,702,000        480,949
Jiangxi Copper Co., Ltd. ...............   1,576,000      3,526,150
Maanshan Iron & Steel (Class H) (a).....   2,100,000      1,268,121
Zijin Mining Group Co., Ltd. ...........   3,810,500      3,741,641
                                                       ------------
                                                         15,412,289
                                                       ------------
MULTILINE RETAIL -- 0.6%
Golden Eagle Retail Group, Ltd. ........     717,000      1,202,702
Parkson Retail Group, Ltd. .............   1,044,000      1,546,457
                                                       ------------
                                                          2,749,159
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 18.0%
China Coal Energy Co. ..................   3,493,413      4,570,707
China Petroleum & Chemical Corp. .......  17,122,000     14,559,129
China Shenhua Energy Co., Ltd. .........   3,204,500     13,996,339
CNOOC, Ltd. ............................  14,046,000     18,884,952
CNPC Hong Kong, Ltd. ...................   2,690,000      2,131,160
PetroChina Co., Ltd. ...................  19,822,000     22,405,110
Yanzhou Coal Mining Co., Ltd. ..........   2,372,000      3,421,779
                                                       ------------
                                                         79,969,176
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.6%
Citic Resources Holdings, Ltd. (a)......   1,779,200        461,441
Lee & Man Paper Manufacturing, Ltd. ....     420,000        740,279
Nine Dragons Paper Holdings, Ltd. ......   1,253,000      1,613,531
                                                       ------------
                                                          2,815,251
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.7%
Agile Property Holdings, Ltd. ..........   1,700,000      2,000,503
China Overseas Land &
  Investment, Ltd. .....................   3,377,680      7,304,458
China Resources Land, Ltd. .............   1,098,000      2,405,667
E-House China Holdings Ltd. (a)(b)......      41,190        879,818
Greentown China Holdings, Ltd. .........     560,000        780,382
Guangzhou Investment Co., Ltd. .........   4,264,000        698,741
Guangzhou R&F Properties Co., Ltd. .....   1,135,600      1,995,713
Shanghai Forte Land Co. ................   1,430,000        415,159
Shenzhen Investment, Ltd. ..............   1,839,254        711,965
Shimao Property Holdings, Ltd. .........   1,247,000      2,114,255
Yanlord Land Group, Ltd. (b)............   1,046,000      1,692,545
                                                       ------------
                                                         20,999,206
                                                       ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co., Ltd. ............   1,970,000        795,621
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
Actions Semiconductor Co., Ltd.
  ADR (a)(b)............................     109,852        291,108
Semiconductor Manufacturing
  International Corp. (a)...............  15,463,000        728,253
                                                       ------------
                                                          1,019,361
                                                       ------------
SOFTWARE -- 0.3%
Shanda Interactive Entertainment, Ltd.
  ADR (a)(b)............................      27,531      1,409,587
                                                       ------------
SPECIALTY RETAIL -- 0.2%
Xinyu Hengdeli Holdings, Ltd. ..........   3,127,360        863,549
                                                       ------------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
TEXTILES, APPAREL & LUXURY GOODS -- 0.9 %
Li Ning Co., Ltd. ......................     791,500   $  2,435,762
Ports Design, Ltd. .....................     369,500        923,029
Weiqiao Textile Co. ....................     830,500        514,371
                                                       ------------
                                                          3,873,162
TRANSPORTATION INFRASTRUCTURE -- 2.8%
Anhui Expressway Co., Ltd. .............   1,378,000        814,348
Beijing Capital International Airport
  Co., Ltd. (a).........................   1,968,000      1,223,961
China Merchants Holdings International
  Co., Ltd. ............................   1,131,100      3,750,849
COSCO Pacific, Ltd. ....................   1,250,083      1,793,656
Dalian Port PDA Co., Ltd. ..............   1,232,000        507,104
Jiangsu Expressway Co. .................   1,834,000      1,505,054
Shenzhen Expressway Co., Ltd. ..........   1,702,000        834,524
Zhejiang Expressway Co., Ltd. ..........   2,100,000      1,839,859
                                                       ------------
                                                         12,269,355
WATER UTILITIES -- 0.3%
Guangdong Investment, Ltd. .............   2,702,000      1,331,816
WIRELESS TELECOMMUNICATION SERVICES -- 11.4%
China Mobile, Ltd. .....................   4,674,000     45,593,822
China Unicom, Ltd. .....................   3,508,492      4,970,709
                                                       ------------
                                                         50,564,531
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $410,585,090)...................                441,018,530
SHORT TERM INVESTMENTS -- 3.5%
UNITED STATES -- 3.5%
MONEY MARKET FUNDS -- 3.5%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  14,881,217     14,881,217
AIM Prime Money Market Fund.............     985,257        985,257
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $15,866,474)....................                 15,866,474
                                                       ------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $426,451,564)...................                456,885,004
OTHER ASSETS AND
  LIABILITIES -- (2.5)%.................                (11,346,291)
                                                       ------------
NET ASSETS -- 100.0%....................               $445,538,713
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Amount represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 94.4%
BRAZIL -- 16.5%
Aracruz Celulose SA ADR (a)(b)..........       2,266   $     50,441
Banco Bradesco SA ADR (b)...............      54,335      1,080,723
Banco do Brasil SA......................      12,465        218,501
Bradespar SA Preference Shares..........      11,023        201,701
Brasil Telecom Participacoes SA
  ADR (b)...............................       3,120        166,296
Braskem SA Preference Shares
  ADR (a)(b)............................       4,552         57,310
BRF -- Brasil Foods SA ADR (a)..........       3,111        165,661
Centrais Eletricas Brasileiras SA
  ADR (b)...............................      14,579        225,444
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR (b)...........       2,879        162,088
Companhia de Bebidas das Americas
  Preference Shares ADR (b).............       7,540        620,240
Companhia de Saneamento Basico do Estado
  de Sao Paulo..........................       5,782        110,668
Companhia Energetica de Minas Gerais
  ADR (b)...............................      16,032        243,686
Companhia Siderurgica Nacional SA
  ADR (b)...............................      18,644        570,506
Cosan SA Industria e Comercio (a).......       4,358         47,846
Cyrela Brazil Realty SA.................      12,284        158,928
Cyrela Commercial Properties SA
  Empreendimentos e Participacoes.......       1,151          6,712
Duratex SA Preference Shares............       4,761         74,958
Empresa Brasileira de Aeronautica
  SA (a)................................      18,760        107,931
Gerdau SA ADR (b).......................      27,769        373,215
Investimentos Itau SA...................      20,119        129,753
Investimentos Itau SA Preference
  Shares................................     107,416        646,329
Itau Unibanco Banco Multiplo SA
  ADR (b)...............................      87,490      1,762,923
Lojas Americanas SA Preference Shares...      10,798         72,488
Lojas Renner SA.........................       7,948        138,564
Metalurgica Gerdau SA Preference
  Shares................................      13,689        227,817
MMX Mineracao e Metalicos SA (a)........       3,706         22,674
Natura Cosmeticos SA....................       6,715        120,422
Petroleo Brasileiro SA ADR (b)(c).......      54,323      2,135,437
Petroleo Brasileiro SA ADR (b)(c).......      40,535      1,860,556
Souza Cruz SA...........................       4,433        154,792
Tam SA ADR (a)(b).......................       3,468         44,772
Tim Participacoes SA ADR (b)............       3,435         84,501
Tractebel Energia SA ADR (b)............       5,853         68,714
Usinas Siderurgicas de Minas Gerais SA
  ADR (b)...............................      10,910        286,957
Vale SA Preference Shares ADR (b)(c)....      70,260      1,441,033
Vale SA ADR (b)(c)......................      54,546      1,261,649
Vivo Participacoes SA Preference
  Shares................................       7,166        179,794
Vivo Participacoes SA, ADR..............       3,034         76,609
Votorantim Celulose e Papel SA
  ADR (a)(b)............................       5,115         83,937
Weg SA..................................      10,894        103,217
                                                       ------------
TOTAL BRAZIL............................                 15,545,793
                                                       ------------
CHILE -- 1.8%
Administradora de Fondos de Pensiones
  Caprum SA.............................       2,584         78,431
Antarchile SA...........................       7,805        125,828
Cementos Bio-Bio SA.....................      36,656         74,951
Companhia General de Electricidad.......      17,576        109,091
Empresa Nacional de Electricidad SA
  ADR (b)...............................       4,291        201,119
Empresas COPEC SA.......................      17,977        231,002
Enersis SA ADR..........................      10,490        193,540
Farmacias Ahumada SA....................      30,715         63,362
Lan Airlines SA ADR (b).................       6,910         91,074
Parque Arauco SA........................     100,523         94,092
SACI Falabella..........................      54,485        239,647
Vina Concha y Toro SA ADR (b)...........       2,814        117,203
Vina San Pedro SA.......................  12,577,820         93,728
                                                       ------------
TOTAL CHILE.............................                  1,713,068
                                                       ------------
CHINA -- 13.1%
AAC Acoustic Technology
  Holdings, Inc. .......................      64,000         69,945
Air China, Ltd. (a).....................      92,000         53,063
Aluminum Corp. of China, Ltd. (a).......     158,000        172,474
Angang Steel Co., Ltd. .................      34,640         65,078
Anhui Conch Cement Co., Ltd. ...........      32,000        213,263
Baidu, Inc. ADR (b)(a)..................       1,055        412,558
Bank of China, Ltd. ....................     789,000        415,368
Bank of Communications Co., Ltd. .......     210,000        255,792
Beijing Capital International Airport
  Co., Ltd. (a).........................      96,000         59,705
China CITIC Bank........................     182,000        120,002
China Coal Energy Co. ..................     159,000        208,032
China Communications Construction
  Co., Ltd. ............................     149,000        161,304
China Construction Bank Corp. ..........   1,089,000        869,789
China COSCO Holdings Co., Ltd. .........     114,925        137,613
China Life Insurance Co., Ltd. .........     276,000      1,201,928
China Mengniu Dairy Co., Ltd. (a).......      45,000        115,199
China Merchants Bank Co., Ltd. .........     126,500        282,052
China Oilfield Services, Ltd. ..........     124,000        115,679
China Petroleum & Chemical Corp. .......     622,000        528,897
China Railway Construction Corp. .......      80,000        106,322
China Railway Group, Ltd. (a)...........     143,000        122,887
China Shenhua Energy Co., Ltd. .........     127,000        554,700
China Shipping Container Lines Co.,
  Ltd. (a)..............................     260,350         94,733
China Shipping Development Co., Ltd. ...      64,000         80,929
China Telecom Corp., Ltd. ..............     570,000        269,185
CNPC Hong Kong, Ltd. ...................     160,000        126,761
Ctrip.com International, Ltd.
  ADR (a)(b)............................       3,238        190,362
Datang International Power Generation
  Co., Ltd. ............................     192,000        100,335
Dongfang Electrical Machinery
  Co., Ltd. ............................       2,800         14,126


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Dongfeng Motor Group Co., Ltd. .........     160,000   $    170,115
Focus Media Holding, Ltd. ADR (a)(b)....       3,610         39,854
Guangshen Railway Co., Ltd. ............     128,000         51,695
Guangzhou R&F Properties Co., Ltd. .....      57,600        101,227
Harbin Power Equipment Co., Ltd. .......      32,000         30,224
Huadian Power International Co. (a).....     192,000         61,935
Huaneng Power International, Inc. ......     160,000        105,909
Industrial & Commercial Bank of China...   1,441,000      1,085,856
Jiangsu Expressway Co. .................      98,000         80,423
Jiangxi Copper Co., Ltd. ...............      34,000         76,072
Li Ning Co., Ltd. ......................      32,000         98,477
Maanshan Iron & Steel (a)...............      96,000         57,971
NetEase.com ADR (b)(a)..................       3,822        174,589
Nine Dragons Paper Holdings, Ltd. ......      48,000         61,811
Parkson Retail Group, Ltd. .............      38,634         57,228
PetroChina Co., Ltd. ...................     696,000        786,699
PICC Property & Casualty Co., Ltd. (a)..     128,000         88,030
Pine Agritech, Ltd. (a).................     131,000         17,200
Ping An Insurance Group Co. of
  China, Ltd. ..........................      48,000        380,901
Shanghai Electric Group Co., Ltd. ......     160,000         77,212
Shenzhen Expressway Co., Ltd. ..........     128,000         62,761
SINA Corp. (b)(a).......................       1,837         69,733
Sinopec Shanghai Petrochemical Co.,
  Ltd. (a)..............................     128,000         53,347
Sinotrans, Ltd. ........................     160,000         37,780
Suntech Power Holdings Co., Ltd.
  ADR (a)(b)............................       3,111         47,287
Tencent Holdings, Ltd. .................      32,000        520,668
Tingyi Cayman Islands Holding Corp. ....      96,000        198,192
TPV Technology, Ltd. ...................     128,000         79,277
Travelsky Technology, Ltd. .............      77,000         59,016
Weiqiao Textile Co. ....................      40,500         25,084
Yanzhou Coal Mining Co., Ltd. ..........      96,000        138,487
Zhejiang Expressway Co., Ltd. ..........     122,000        106,887
Zijin Mining Group Co., Ltd. ...........     130,000        127,651
ZTE Corp. ..............................      23,752        125,348
                                                       ------------
TOTAL CHINA.............................                 12,373,027
                                                       ------------
CZECH REPUBLIC -- 0.7%
CEZ AS..................................       6,682        354,992
Komercni Banka AS.......................         727        144,416
Telefonica O2 Czech Republic AS.........       4,696        115,792
Unipetrol (a)...........................       4,760         38,757
                                                       ------------
TOTAL CZECH REPUBLIC....................                    653,957
                                                       ------------
EGYPT -- 0.8%
Commercial International Bank...........      18,428        194,161
Egyptian Co. for Mobile Services........       2,937        117,859
Egyptian Financial Group-Hermes
  Holding...............................      11,504         62,496
Egyptian Kuwait Holding Co. ............      14,773         35,898
Orascom Construction Industries.........       4,634        196,242
Orascom Telecom Holding SAE (a).........       4,909         31,228
Orascom Telecom Holding SAE GDR (a)(c)..       3,015         93,736
Orascom Telecom Holding SAE GDR (b)(c)..         200          6,218
                                                       ------------
TOTAL EGYPT.............................                    737,838
                                                       ------------
HONG KONG -- 4.8%
Agile Property Holdings, Ltd. ..........      96,000        112,970
Chaoda Modern Agriculture
  Holdings, Ltd. .......................      92,550         55,888
China Merchants Holdings International
  Co., Ltd. ............................      33,050        109,597
China Mobile, Ltd. .....................     178,500      1,741,227
China Overseas Land &
  Investment, Ltd. .....................     131,200        283,729
China Power International Development,
  Ltd. (a)..............................     160,000         45,832
China Resources Enterprise..............      32,000         93,109
China Resources Land, Ltd. .............      64,000        140,221
China Resources Power Holdings Co. .....      69,600        161,830
China Travel International Investment
  Hong Kong, Ltd. ......................     154,000         30,402
China Unicom, Ltd. .....................     133,668        189,376
Citic Pacific, Ltd. ....................      27,000         70,896
CNOOC, Ltd. ............................     610,000        820,150
COSCO Pacific, Ltd. ....................      64,691         92,821
Denway Motors, Ltd. ....................     220,000         97,935
Guangdong Investment, Ltd. .............     130,000         64,077
Guangzhou Investment Co., Ltd. .........     222,000         36,379
Kingboard Chemical Holdings, Ltd. ......      23,000         87,399
Lenovo Group, Ltd. .....................     218,000         97,045
Semiconductor Manufacturing
  International Corp. (a)...............     540,000         25,432
Shimao Property Holdings, Ltd. .........      48,000         81,383
Xinyu Hengdeli Holdings, Ltd. ..........     372,000        102,719
                                                       ------------
TOTAL HONG KONG.........................                  4,540,417
                                                       ------------
HUNGARY -- 0.8%
FHB Mortgage Bank NyRt (a)..............      10,878         77,102
MOL Hungarian Oil and Gas NyRt (a)......       2,670        222,040
OTP Bank NyRt (b)(a)....................       9,661        274,531
Richter Gedeon NyRt (b).................         791        163,060
Tiszai Vegyi Kominat NyRt...............       1,124         17,484
                                                       ------------
TOTAL HUNGARY...........................                    754,217
                                                       ------------
INDIA -- 9.1%
Ambuja Cements Ltd, GDR.................      17,217         35,665
Ambuja Cements, Ltd. ...................       3,954          8,191
Anant Raj Industries, Ltd. .............      24,206         77,013
Bajaj Holdings & Investment, Ltd. ......       1,353         11,663
BF Utilities, Ltd. (a)..................       5,559        103,490
Bharat Heavy Electricals, Ltd. .........       5,618        270,909
Bharti Airtel, Ltd. ....................      73,314        637,049
Cipla, Ltd. ............................      19,179        111,434
Dr. Reddy's Laboratories, Ltd. ADR (b)..       5,944        115,908
Gail India, Ltd. .......................      21,101        157,035
Godrej Industries, Ltd. ................      10,308         42,053
Grasim Industries Ltd, GDR (e)..........         731         42,332


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Grasim Industries, Ltd. (e).............         168   $      9,687
HCL Technologies, Ltd. .................       5,395         38,299
HDFC Bank, Ltd. ........................       7,769        267,284
Hero Honda Motors, Ltd. ................       6,137        214,977
Hindustan Unilever, Ltd. ...............      48,724        264,916
Housing Development Finance
  Corp., Ltd. ..........................       8,339        479,295
ICICI Bank, Ltd. ADR (b)................       9,229        355,870
India Infoline, Ltd. ...................      75,513        233,893
Indian Hotels Co., Ltd. ................      26,379         42,224
Infosys Technologies, Ltd. ADR (b)......      16,069        779,186
ITC, Ltd. ..............................       1,500          7,247
ITC, Ltd. GDR (c).......................         200            969
ITC, Ltd. GDR (c).......................       2,611         12,663
ITC, Ltd. GDR (c)(e)....................      22,171        107,410
Jai Corp., Ltd. (a).....................      24,090        117,483
Larsen & Toubro, Ltd. GDR...............       6,576        229,502
Mahindra & Mahindra, Ltd. GDR...........       5,636        101,504
Maruti Udyog, Ltd. .....................       4,630        164,487
Mercator Lines, Ltd. ...................      63,932         83,595
Monnet Ispat, Ltd. .....................       2,432         18,948
Oil & Natural Gas Corp., Ltd. ..........      13,729        333,072
Reliance Capital, Ltd. .................       2,430         46,438
Reliance Communications, Ltd. (a).......      29,876        191,721
Reliance Industries, Ltd. GDR (a)(e)....      12,739      1,173,262
Reliance Infrastructure, Ltd. ..........       7,137        182,353
Reliance Mediaworks, Ltd. (a)...........      22,121        160,487
Siemens India, Ltd. ....................       6,509         75,367
State Bank of India GDR.................       1,495        135,895
Suzlon Energy, Ltd. (a).................     132,884        253,172
Tata Consultancy Services, Ltd. ........      13,236        170,537
Tata Motors, Ltd. ADR (b)...............       7,703         99,831
Tata Power Co., Ltd. ...................       5,894        160,812
Tata Steel, Ltd. .......................      10,346        109,493
Unitech, Ltd. ..........................      45,285        101,104
United Breweries Holdings, Ltd. ........       6,486         26,224
Wipro, Ltd. ADR (b).....................       9,677        173,702
                                                       ------------
TOTAL INDIA.............................                  8,535,651
                                                       ------------
INDONESIA -- 2.1%
Astra International Tbk PT..............      97,000        334,708
Bank Central Asia Tbk PT................     568,000        271,805
Bank Danamon Indonesia Tbk PT...........     120,210         61,566
Bank Mandiri Persero Tbk PT.............     300,000        145,887
Bank Rakyat Indonesia Tbk PT............     259,500        201,371
Barito Pacific Tbk PT (a)...............     271,000         42,900
Bumi Resources Tbk PT...................     488,500        163,002
Indofood Sukses Makmur Tbk PT...........     359,000        112,362
Indosat Tbk PT..........................      70,500         39,754
Kalbe Farma Tbk PT......................     393,500         54,150
Medco Energi Internasional Tbk PT.......     186,500         55,960
Perusahaan Gas Negara Tbk PT............     409,500        154,648
Telekomunikasi Indonesia Tbk PT.........     206,000        184,366
United Tractors Tbk PT..................     105,500        170,285
                                                       ------------
TOTAL INDONESIA.........................                  1,992,764
                                                       ------------
ISRAEL -- 3.4%
Avner Oil & Gas, Ltd. LP................     945,625        275,437
Bank Hapoalim BM (a)....................      43,266        153,519
Bank Leumi Le-Israel BM (a).............      44,092        168,709
Check Point Software
  Technologies (b)(a)...................       7,283        206,473
Formula Systems (1985), Ltd. ...........       5,732         52,243
Israel Chemicals, Ltd. .................      19,905        227,169
Israel Discount Bank, Ltd. .............      38,025         71,590
Koor Industries, Ltd. ..................         990         29,098
Makhteshim-Agan Industries, Ltd. .......      17,174         77,309
Mizrahi Tefahot Bank, Ltd. (a)..........      14,694        124,781
NICE Systems, Ltd. (a)..................       3,048         91,041
Ormat Industries, Ltd. .................       8,644         72,329
Partner Communications Company, Ltd. ...       5,813        109,595
Retalix, Ltd. (a).......................       3,948         40,144
Teva Pharmaceutical Industries, Ltd. ...      28,723      1,438,242
The Israel Corp., Ltd. (a)..............         144         86,556
                                                       ------------
TOTAL ISRAEL............................                  3,224,235
                                                       ------------
JORDAN -- 0.2%
Arab Bank PLC...........................       9,195        179,747
                                                       ------------
MALAYSIA -- 2.5%
Aeon Co. Bhd............................     114,300        156,869
Alliance Financial Group Bhd............     123,700         90,782
Berjaya Sports Toto Bhd.................      60,000         76,799
Bintulu Port Holdings Bhd...............      52,394         92,496
Bursa Malaysia Bhd......................      25,293         59,706
Carlsberg Brewery Bhd...................     183,497        222,678
Dialog Group Bhd........................     186,700         66,351
Digi.Com Bhd............................      16,000         99,023
Genting Bhd.............................      96,600        191,470
IGB Corp. Bhd (a).......................     130,200         67,338
IOI Corp. Bhd...........................     145,900        219,208
KFC Holdings Bhd........................      63,000        138,342
KNM Group Bhd...........................     309,650         66,654
Malaysian Airline System Bhd (a)........      84,900         73,101
Malaysian Resources Corp. Bhd (a).......     130,100         51,123
Multi Purpose Holdings Bhd..............      91,960         49,421
Naim Cendera Holding Bhd................      78,287         65,145
OSK Holdings Bhd........................     118,800         49,428
OSK Property Holdings Bhd...............      10,764          1,648
OSK Ventures International Bhd (a)......      18,000          2,470
Padiberas Nasional Bhd..................     166,700         88,624
Resorts World Bhd.......................      12,600          9,975
Sarawake Energy Bhd.....................     141,234         88,960
SP Setia Bhd............................      78,300         91,173
Sunrise Bhd (a).........................     129,776         80,993
Ta Enterprise Bhd.......................     156,900         64,374
Tebrau Teguh Bhd (a)....................      11,000          2,272
UEM Land Holdings Bhd (a)...............      32,325         14,570
WCT Engineering Bhd.....................     144,600        116,984
                                                       ------------
TOTAL MALAYSIA..........................                  2,397,977
                                                       ------------
MEXICO -- 5.4%
Alfa SAB de CV (b)......................      17,027         81,384
America Movil SAB de CV.................     750,610      1,642,381
Axtel, SAB de CV (a)....................      52,165         38,897
Cemex SAB de CV (a).....................     291,537        376,049
Coca-Cola Femsa SAB de CV...............      26,276        125,999
Consorcio ARA SAB de CV (b)(a)..........      51,829         31,086
Corporacion GEO SAB de CV (a)...........      22,007         59,804


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Desarrolladora Homex SAB de CV (a)(b)...       9,676   $     60,742
Empresas ICA SAB de CV (a)..............      21,249         50,034
Fomento Economico Mexicano SAB de CV....      78,831        299,970
Grupo Aeroportuario del Sureste SAB de
  CV (b)................................      20,536         87,739
Grupo Bimbo SAB de CV (b)...............      25,452        141,667
Grupo Elektra SA de CV..................       3,757        148,832
Grupo Financiero Banorte SAB de CV (b)..      53,414        178,612
Grupo Iusacell SA de CV (a).............         618          2,091
Grupo Mexico SAB de CV (a)..............     176,738        325,599
Grupo Modelo SAB de CV (a)..............      29,841        111,784
Grupo Televisa SA de CV.................      60,549        223,902
Impulsora Del Desarrollo Y El Empleo en
  America Latina SA de CV (a)...........      53,958         50,222
Industrias CH SAB, Series B (a).........      13,866         48,574
Industrias Penoles SA de CV (b).........       4,805         80,163
Kimberly-Clark de Mexico SAB de CV......      27,947        115,905
Sare Holding SAB de CV (Class B) (a)....      61,630         23,958
Telefonos de Mexico SA de CV (b)........     216,265        188,800
Telmex Internacional SAB de CV..........     291,000        203,623
TV Azteca SAB de CV.....................     119,235         51,649
Urbi Desarrollos Urbanos SA de
  CV (a)(b).............................      23,223         47,048
Wal-Mart de Mexico SAB de CV (b)........      98,231        340,406
                                                       ------------
TOTAL MEXICO............................                  5,136,920
                                                       ------------
MOROCCO -- 0.7%
Banque Marocaine du Commerce Exterieur..       8,439        258,691
Banque Marocaine pour le Commerce et
  l'Industrie SA (c)(d)(a)..............          31          3,031
Banque Marocaine pour le Commerce et
  l'Industrie SA (c)....................         724         70,782
Douja Promotion Groupe Addoha SA........       4,737         73,793
Holcim Maroc SA.........................         452        109,892
ONA SA..................................         814        136,333
                                                       ------------
TOTAL MOROCCO...........................                    652,522
                                                       ------------
PERU -- 0.9%
Compania de Minas Buenaventura SA.......       8,595        300,327
Credicorp, Ltd. ........................       3,107        241,600
Southern Copper Corp. (b)...............       8,076        247,853
Volcan Compania Minera SAA (Class
  B) (a)................................      74,533         95,664
                                                       ------------
TOTAL PERU..............................                    885,444
                                                       ------------
PHILIPPINES -- 0.5%
Ayala Land, Inc. .......................     414,780        100,675
Banco de Oro Universal Bank.............      71,800         52,282
Bank of the Philippine Islands..........     123,780        117,562
Filinvest Land, Inc. ...................   1,887,000         37,437
Philippine Long Distance
  Telephone Co. ........................       3,230        164,295
                                                       ------------
TOTAL PHILIPPINES.......................                    472,251
                                                       ------------
POLAND -- 1.3%
Asseco Poland SA........................       2,249         47,953
Bank BPH SA (a).........................         532         11,784
Bank Pekao SA (a).......................       4,579        240,135
Bioton SA (a)...........................     105,311          9,447
BRE Bank SA (a).........................         566         46,887
Cersanit Krasnystaw SA (a)..............       5,248         29,170
Getin Holding SA (a)....................       8,965         28,147
Globe Trade Centre SA (a)...............       5,621         46,738
Grupa Lotos SA (a)......................       3,425         28,939
KGHM Polska Miedz SA....................       4,911        146,395
Orbis SA (a)............................       2,346         39,256
PBG SA (a)..............................         631         45,718
Polimex Mostostal SA....................      21,963         29,553
Polski Koncern Naftowy Orlen GDR (a)....       6,862        137,240
Powszechna Kasa Oszczednosci Bank
  Polski SA.............................      14,648        169,556
Telekomunikacja Polska SA...............      30,051        163,817
                                                       ------------
TOTAL POLAND............................                  1,220,735
                                                       ------------
RUSSIA -- 7.1%
Comstar United Telesystems GDR..........      14,193         74,513
Gazprom OAO ADR.........................     113,343      2,635,225
JSC MMC Norilsk Nickel ADR (a)..........      29,998        371,975
LUKOIL ADR..............................      18,236        988,391
Mechel OAO ADR (b)......................       5,362         96,409
Mobile TeleSystems ADR..................       7,171        346,144
NovaTek OAO GDR.........................       3,696        182,213
OAO Rosneft Oil Co. GDR.................      46,841        352,244
Polyus Gold Co. ADR (a).................       6,100        139,141
Rostelecom ADR (b)......................       3,171         93,101
Severstal GDR...........................      10,571         81,503
Surgutneftegaz ADR......................      79,686        682,112
Tatneft GDR.............................       9,284        229,779
Vimpel-Communications ADR (a)...........      16,099        301,051
VTB Bank OJSC GDR (e)...................      24,270         89,799
Wimm-Bill-Dann Foods OJSC ADR (b)(a)....         921         65,861
                                                       ------------
TOTAL RUSSIA............................                  6,729,461
                                                       ------------
SOUTH AFRICA -- 9.0%
ABSA Group, Ltd. .......................      11,005        174,279
Adcock Ingram Holdings, Ltd. ...........       3,385         21,442
Adcorp Holdings, Ltd. ..................      14,615         53,117
Afgri, Ltd. ............................      80,545         61,332
African Bank Investments, Ltd. .........      46,196        179,846
African Rainbow Minerals, Ltd. .........       5,331        105,530
Allied Electronics Corp., Ltd. (a)......      18,656         65,244
Anglo Platinum, Ltd. (a)................       2,074        182,561
AngloGold Ashanti, Ltd. ................       8,058        320,619
Aquarius Platinum, Ltd. (a).............      13,381         59,494
ArcelorMittal South Africa, Ltd. .......       6,818        107,972
Aspen Pharmacare Holdings, Ltd. (a).....      20,533        167,597
Aveng, Ltd. ............................      18,056        103,058
Avusa, Ltd. ............................       3,129          7,792
Barloworld, Ltd. .......................       7,725         49,954
Bidvest Group, Ltd. ....................      11,325        177,180
Business Connexion Group, Ltd. (a)......      66,476         42,548
Cadiz Holdings..........................      43,499         17,222


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Coronation Fund Managers, Ltd. .........      62,133   $     63,137
Discovery Holdings, Ltd. ...............      10,177         39,217
ElementOne, Ltd. (a)....................       6,197         10,223
Eqstra Holdings, Ltd. (a)...............       7,008          6,742
FirstRand, Ltd. ........................     171,950        374,648
Foschini, Ltd. .........................      10,182         83,310
Freeworld Coatings, Ltd. ...............       9,065         10,743
Gold Fields, Ltd. ......................      24,289        325,349
Grindrod, Ltd. .........................      30,389         63,766
Group Five, Ltd. .......................       8,627         50,037
Harmony Gold Mining Co., Ltd. ..........       7,267         76,722
Impala Platinum Holdings, Ltd. .........      21,086        486,975
Imperial Holdings, Ltd. ................       5,960         62,789
Investec, Ltd. .........................       6,589         49,677
Invicta Holdings, Ltd. .................      18,434         53,690
JD Group, Ltd. .........................       6,488         38,187
Kagiso Media, Ltd. .....................      33,820         60,030
Kumba Iron Ore, Ltd. ...................       1,883         61,628
Lewis Group, Ltd. ......................       7,805         57,156
Massmart Holdings, Ltd. ................      10,376        120,664
Metorex, Ltd. (a).......................      22,511          9,804
MTN Group, Ltd. ........................      59,413        957,743
Murray & Roberts Holdings, Ltd. ........      15,975        125,123
Mvelaphanda Resources, Ltd. (a).........       8,337         41,798
Naspers, Ltd. ..........................      14,336        485,598
Nedbank Group, Ltd. ....................      16,716        263,618
Netcare, Ltd. (a).......................      67,962         93,008
Pretoria Portland Cement Co., Ltd. .....       6,616         29,598
PSG Group, Ltd. ........................      13,464         41,578
Reinet Investments SCA ADR (a)..........       5,433          7,528
Remgro, Ltd. ...........................      13,946        163,064
RMB Holdings, Ltd. .....................      30,921        111,483
Sanlam, Ltd. ...........................      67,356        182,312
Sappi, Ltd. ............................       9,177         34,274
Sasol, Ltd. ............................      16,423        612,056
Shoprite Holdings, Ltd. ................      25,745        210,649
Standard Bank Group, Ltd. ..............      33,472        429,140
Steinhoff International
  Holdings, Ltd. .......................      50,578        110,134
Sun International, Ltd. (a).............       5,371         62,233
Super Group, Ltd. (a)...................      42,424          4,759
Telkom SA, Ltd. ........................       8,692         49,577
Tiger Brands, Ltd. .....................       6,345        126,021
Truworths International, Ltd. ..........      23,479        131,687
Wilson Bayly Holmes-Ovcon, Ltd. ........       7,478        124,533
Woolworths Holdings, Ltd. ..............      41,440         88,321
                                                       ------------
TOTAL SOUTH AFRICA......................                  8,487,116
                                                       ------------
TAIWAN -- 10.2%
Acer, Inc. .............................      83,640        213,341
Advanced Semiconductor
  Engineering, Inc. ....................     164,365        135,233
Asustek Computer, Inc. .................      94,932        163,004
AU Optronics Corp. ADR (b)..............      35,767        346,225
Cathay Financial Holding Co., Ltd. (a)..     125,550        208,547
Chang Hwa Commercial Bank...............     179,000         82,128
Chi Mei Optoelectronics Corp.
  GDR (a)(c)............................       7,625         40,084
Chi Mei Optoelectronics Corp.
  GDR (a)(c)............................       1,936         10,177
China Development Financial Holding
  Corp. (a).............................     381,758        101,531
China Steel Chemical Corp. .............     123,345        328,429
China Steel Corp. ......................     222,719        207,145
Chinatrust Financial Holding
  Co., Ltd. ............................     244,290        158,437
Chunghwa Telecom Co., Ltd. .............     109,655        197,494
CMC Magnetics Corp. (a).................      99,000         25,529
Compal Electronics, Inc. ...............     165,342        192,611
Delta Electronics, Inc. ................      63,340        180,279
Elite Semiconductor Memory
  Technology, Inc. .....................      53,750         85,103
Epistar Corp. ..........................      19,850         71,625
Far Eastern Textile Co., Ltd. ..........     153,063        179,497
Formosa Chemicals & Fibre Corp. ........      84,460        162,362
Formosa Plastics Corp. .................     131,610        268,149
Foxconn Technology Co., Ltd. ...........      30,318         86,009
Fubon Financial Holding Co., Ltd. (a)...     179,000        202,118
Giant Manufacturing Co., Ltd. ..........      90,960        245,876
Grape King, Inc. .......................      85,000         93,334
High Tech Computer Corp. ...............      29,578        324,780
Hon Hai Precision Industry Co., Ltd. ...     125,564        503,850
Hotai Motor Co., Ltd. ..................      41,000        100,115
Hua Nan Financial Holdings Co., Ltd. ...     165,376        103,913
Innolux Display Corp. ..................      59,431         75,611
Lite-On Technology Corp. ...............      84,313        110,545
MediaTek, Inc. .........................      16,283        271,485
Mosel Vitelic, Inc. (a)(d)..............      11,000          2,806
Nan Ya Plastics Corp. ..................     126,690        207,288
National Petroleum Co., Ltd. ...........     180,000        174,972
Novatek Microelectronics Corp., Ltd. ...      16,225         38,357
POU Chen Corp. .........................     117,207         75,834
Powerchip Semiconductor Corp. (a).......     193,660         17,831
Powertech Technology, Inc. .............      27,714         83,276
Precision Silicon Corp. (a).............      13,098         14,321
ProMOS Technologies, Inc. (a)...........     183,000          8,937
Quanta Computer, Inc. ..................     107,664        226,058
Shin Kong Financial Holding Co.,
  Ltd. (a)..............................     112,883         44,945
Siliconware Precision Industries Co. ...      82,578        116,618
SinoPac Financial Holdings Co.,
  Ltd. (a)..............................     259,000        106,346
Solar Applied Materials
  Technology Corp. .....................      54,611        123,158
Taishin Financial Holdings Co.,
  Ltd. (a)..............................     221,000         96,242
Taiwan Cement Corp. ....................     122,681        137,762
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................     166,822      1,828,369
Taiwan Tea Corp. (a)....................      45,885         30,616
Tatung Co., Ltd. (a)....................     198,000         45,146
Tripod Technology Corp. ................      26,244         67,267
United Microelectronics Corp.
  ADR (a)(b)............................     121,217        460,625
Visual Photonics Epitaxy Co., Ltd. (a)..      41,924         86,070
Wistron Corp. ..........................      63,635        118,370
                                                       ------------
TOTAL TAIWAN............................                  9,585,780
                                                       ------------
THAILAND -- 1.6%
Advanced Info Service PCL...............      58,215        164,225
Bangkok Expressway PCL..................     167,059         92,505


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Banpu PCL...............................       6,808   $     87,214
Electricity Generating PCL (Foreign
  ownership limit)......................      37,784         87,081
IRPC PCL................................     426,758         55,436
Kasikornbank PCL........................      27,600         68,153
PTT Exploration & Production PCL........      51,898        224,462
PTT PCL.................................      35,224        276,225
Siam Cement PCL.........................      18,900        125,585
Siam Commercial Bank PCL................      55,102        140,188
Thai Oil PCL............................      52,595         71,234
Tisco Financial Group PCL...............      81,775         56,051
TMB Bank PCL (a)........................   2,135,517         76,063
                                                       ------------
TOTAL THAILAND..........................                  1,524,422
TURKEY -- 1.8%
Akbank TAS..............................      36,258        209,788
Anadolu Efes Biracilik Ve Malt
  Sanayii AS............................      10,393        113,275
Dogan Sirketler Grubu Holdings AS (a)...      69,952         52,710
Dogan Yayin Holding AS (a)..............      23,147         16,819
Eregli Demir ve Celik Fabrikalari
  TAS (a)...............................      23,466        101,041
Haci Omer Sabanci Holding AS............      25,790         99,770
KOC Holding AS (a)......................      36,856         96,706
Migros Ticaret AS (a)...................         407          5,531
Tupras-Turkiye Petrol Rafinerileri AS...       5,859         96,970
Turkcell Iletisim Hizmet AS.............      22,221        158,470
Turkiye Garanti Bankasi AS..............     112,940        425,515
Turkiye Is Bankasi......................      41,324        161,254
Ulker Biskuvi Sanayi AS.................      24,550         59,131
Yapi ve Kredi Bankasi AS (a)............      38,848         84,682
                                                       ------------
TOTAL TURKEY............................                  1,681,662
UNITED KINGDOM -- 0.1%
British American Tobacco PLC............       3,465        107,464
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $80,551,052)....................                 89,132,468
RIGHTS -- 0.0% (F)
SOUTH AFRICA -- 0.0% (F)
Paladin Capital, Ltd.
  (expiring 10/07/09) (a)
  (Cost $0).............................       5,654            179
SHORT TERM INVESTMENTS -- 12.4%
UNITED STATES -- 12.4%
MONEY MARKET FUNDS -- 12.4%
State Street Navigator Securities
  Lending Prime Portfolio (g)(h)........   8,846,869      8,846,869
AIM Prime Money Market Fund.............   2,814,325      2,814,325
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,661,194)....................                 11,661,194
                                                       ------------
TOTAL INVESTMENTS -- 106.8%
  (Cost $92,212,246)....................                100,793,841
OTHER ASSETS AND
  LIABILITIES -- (6.8)%.................                 (6,399,002)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 94,394,839
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs. (Note 2)
(e) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)  Amount shown represents less than 0.05% of net assets.
(g)  Affiliated Fund managed by SSgA Funds Management, Inc.
(h)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At September 30, 2009, open futures contracts purchased were as follows:

                                EXPIRATION                AGGREGATE                 UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE      VALUE     APPRECIATION
-------                         ----------   ---------   ----------   ----------   ------------
MSCI Taiwan Index Future......  10/29/2009      198      $5,415,300   $5,273,333     $141,967




See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.5%
BRAZIL -- 28.1%
Banco Bradesco SA ADR (a)...............     690,325   $ 13,730,564
Companhia de Bebidas das Americas
  ADR (a)...............................      70,168      5,772,020
Companhia Energetica de Minas Gerais
  ADR (a)...............................     163,122      2,479,455
Companhia Siderurgica Nacional SA
  ADR (a)...............................     188,646      5,772,568
Gerdau SA ADR (a).......................     275,903      3,708,136
Itau Unibanco Banco Multiplo SA ADR.....   1,019,076     20,534,382
Petroleo Brasileiro SA ADR (a)..........     521,267     23,926,155
Tele Norte Leste Participacoes SA ADR...     136,741      2,569,363
Vale SA ADR (a).........................     741,772     17,157,186
                                                       ------------
TOTAL BRAZIL............................                 95,649,829
CHINA -- 43.5%
Baidu, Inc. ADR (a)(b)..................      12,127      4,742,263
Bank of China, Ltd. ....................  14,885,000      7,836,182
Bank of Communications Co., Ltd. .......   2,369,000      2,885,576
China Communications Construction
  Co., Ltd. ............................   2,200,000      2,381,662
China Construction Bank Corp. ..........  15,488,000     12,370,336
China Life Insurance Co., Ltd. .........   3,687,000     16,056,187
China Merchants Bank Co., Ltd. .........   1,474,550      3,287,750
China Merchants Holdings International
  Co., Ltd. ............................         863          2,862
China Mobile, Ltd. .....................   2,474,500     24,138,193
China Overseas Land &
  Investment, Ltd. .....................   1,740,560      3,764,077
China Petroleum & Chemical Corp. .......   9,410,000      8,001,484
China Shenhua Energy Co., Ltd. .........   1,392,500      6,082,041
China Telecom Corp., Ltd. ..............   7,000,000      3,305,785
China Unicom, Ltd. .....................   2,984,000      4,227,627
CNOOC, Ltd. ............................   7,940,000     10,675,389
Industrial & Commercial Bank of China...  22,241,000     16,759,561
PetroChina Co., Ltd. ...................   9,962,000     11,260,201
Ping An Insurance Group Co. of
  China, Ltd. ..........................     598,000      4,745,389
Tencent Holdings, Ltd. .................     362,300      5,894,933
                                                       ------------
TOTAL CHINA.............................                148,417,498
INDIA -- 6.2%
HDFC Bank, Ltd. ADR (a).................      23,408      2,770,805
ICICI Bank, Ltd. ADR....................     109,968      4,240,366
Infosys Technologies, Ltd. ADR..........     225,540     10,936,434
Reliance Industries, Ltd. GDR (b)(c)....      33,789      3,111,967
                                                       ------------
TOTAL INDIA.............................                 21,059,572
RUSSIA -- 21.7%
Gazprom OAO ADR.........................   1,151,591     26,774,491
JSC MMC Norilsk Nickel ADR (b)..........     425,257      5,273,187
LUKOIL ADR..............................     225,873     12,242,317
Mobile TeleSystems ADR..................      82,708      3,992,315
NovaTek OAO GDR.........................      77,148      3,803,396
OAO Rosneft Oil Co. GDR.................     947,670      7,126,479
Rosneft OJSC GDR........................       5,891         44,300
Surgutneftegaz ADR......................   1,020,084      8,731,919
Tatneft GDR (d).........................     142,899      3,536,750
Tatneft GDR (d).........................       3,019         74,720
Vimpel-Communications ADR (b)...........     134,004      2,505,876
                                                       ------------
TOTAL RUSSIA............................                 74,105,750
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $356,394,444)...................                339,232,649
SHORT TERM INVESTMENTS -- 8.2%
UNITED STATES -- 8.2%
MONEY MARKET FUNDS -- 8.2%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  27,324,270     27,324,270
AIM Prime Money Market Fund.............     528,776        528,776
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $27,853,046)....................                 27,853,046
                                                       ------------
TOTAL INVESTMENTS -- 107.7%
  (Cost $384,247,490)...................                367,085,695
OTHER ASSETS AND
  LIABILITIES -- (7.7)%.................                (26,273,312)
                                                       ------------
NET ASSETS -- 100.0%....................               $340,812,383
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Reflect separate holdings of the issuer's common stock traded on different securities exchanges.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)  Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.6%
CZECH REPUBLIC -- 4.6%
CEZ AS..................................     76,832   $  4,081,817
Komercni Banka AS.......................      5,937      1,179,367
Telefonica O2 Czech Republic AS.........     23,132        570,381
Unipetrol (a)...........................     58,840        479,088
                                                      ------------
TOTAL CZECH REPUBLIC....................                 6,310,653
                                                      ------------
HUNGARY -- 5.4%
Magyar Telekom NyRt.....................    348,180      1,516,509
MOL Hungarian Oil and Gas NyRt (a)......     18,017      1,498,309
OTP Bank NyRt (a)(b)....................    100,721      2,862,134
Richter Gedeon NyRt (b).................      7,712      1,589,780
                                                      ------------
TOTAL HUNGARY...........................                 7,466,732
                                                      ------------
POLAND -- 10.9%
Agora SA (a)............................     54,467        412,862
Apator SA...............................     53,743        289,074
Asseco Poland SA........................     23,839        508,298
Bank Pekao SA (a).......................     39,341      2,063,149
Bank Zachodni WBK SA (a)................     11,410        590,498
Bioton SA (a)...........................    983,012         88,181
BRE Bank SA (a).........................      4,514        373,934
Cersanit Krasnystaw SA (a)..............     51,876        288,339
Debica SA...............................     15,049        331,001
Echo Investment SA (a)..................    161,380        233,295
Getin Holding SA (a)....................     97,324        305,565
Globe Trade Centre SA (a)...............     64,996        540,437
ING Bank Slaski SA (a)..................      3,089        682,087
KGHM Polska Miedz SA....................     42,951      1,280,350
Netia SA (a)............................    270,312        373,983
Orbis SA (a)............................     23,885        399,676
PBG SA (a)..............................      5,300        384,005
Polimex Mostostal SA....................    215,446        289,898
Polski Koncern Naftowy Orlen SA (a).....     72,509        744,253
Powszechna Kasa Oszczednosci Bank
  Polski SA.............................    168,474      1,950,146
Telekomunikacja Polska SA...............    383,504      2,090,589
TVN SA..................................     99,978        488,093
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA........................      1,743        327,444
                                                      ------------
TOTAL POLAND............................                15,035,157
                                                      ------------
RUSSIA -- 64.0%
Comstar United Telesystems GDR (c)......    197,052      1,034,523
Comstar United Telesystems GDR (c)......     31,727        166,567
CTC Media, Inc. (a)(b)..................     40,267        632,997
Evraz Group SA GDR (a)(c)...............     61,249      1,595,536
Evraz Group SA GDR (a)(c)...............     12,813        333,779
Gazprom Neft ADR (c)....................        563         11,879
Gazprom Neft ADR (c)....................     56,094      1,169,560
Gazprom OAO ADR.........................  1,078,078     25,065,314
Integra Group Holdings GDR (a)(c).......    210,214        674,787
Integra Group Holdings GDR (a)(c).......     55,293        177,491
JSC MMC Norilsk Nickel ADR (a)(b).......    404,336      5,013,766
LUKOIL ADR..............................    233,835     12,673,857
Mechel OAO ADR (a)(b)...................     43,446        781,159
Mobile TeleSystems ADR..................    109,910      5,305,356
NovaTek OAO GDR.........................     39,870      1,965,591
OAO Rosneft Oil Co. GDR.................    898,252      6,754,855
PIK Group GDR (a).......................    153,375        598,163
Polymetal GDR (a)(c)....................        362          2,863
Polymetal GDR (a)(c)....................     71,306        564,030
Polyus Gold Co. ADR (c).................     71,766      1,636,983
Polyus Gold Co. ADR (c).................        353          8,034
Rosneft OJSC GDR........................    103,373        777,365
Rostelecom ADR (b)......................     50,450      1,481,212
Sberbank................................  3,127,420      6,223,566
Severstal GDR (c).......................      3,047         23,492
Severstal GDR (c).......................    287,134      2,213,803
Surgutneftegaz ADR......................    510,195      4,367,269
Tatneft OAO GDR.........................     59,756      1,478,961
Uralkali GDR (a)........................     70,748      1,336,430
Vimpel-Communications ADR (a)...........     52,592        983,470
VTB Bank OJSC GDR (b)...................    876,555      3,243,254
                                                      ------------
TOTAL RUSSIA............................                88,295,912
                                                      ------------
TURKEY -- 14.7%
Akbank TAS..............................    375,363      2,171,845
Anadolu Anonim Turk Sigorta.............    460,583        405,937
Anadolu Efes Biracilik Ve Malt
  Sanayii AS............................    115,694      1,260,970
Arcelik (a).............................    298,649        863,990
Dogan Sirketler Grubu Holdings AS (a)...    564,625        425,458
Dogan Yayin Holding AS (a)..............    469,341        341,029
Dogus Otomotiv Servis ve Ticaret
  AS (a)................................    158,725        544,621
Enka Insaat ve Sanayi AS................    156,403        662,925
Eregli Demir ve Celik Fabrikalari
  TAS (a)...............................    238,199      1,025,649
Haci Omer Sabanci Holding AS............    264,865      1,024,640
Hurriyet Gazetecilik ve Gazetecilik
  AS (a)................................    406,706        366,661
KOC Holding AS (a)......................    340,580        893,640
Tupras-Turkiye Petrol Rafinerileri AS...     49,273        815,498
Turk Hava Yollari Anonim Ortakligi......    445,641      1,157,314
Turkcell Iletisim Hizmet AS.............    270,995      1,932,618
Turkiye Garanti Bankasi AS..............  1,006,768      3,793,118
Turkiye Is Bankasi......................    291,178      1,136,228
Vestel Elektronik Sanayi (a)............    282,410        446,506
Yapi ve Kredi Bankasi AS (a)............    471,545      1,027,891
                                                      ------------
TOTAL TURKEY............................                20,296,538
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $150,741,228)...................               137,404,992
                                                      ------------


See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
SHORT TERM INVESTMENTS -- 3.1%
UNITED STATES -- 3.1%
MONEY MARKET FUNDS -- 3.1%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  4,106,680   $  4,106,680
AIM Prime Money Market Fund.............    220,190        220,190
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,326,870).....................                 4,326,870
                                                      ------------
TOTAL INVESTMENTS -- 102.7%
  (Cost $155,068,098)...................               141,731,862
OTHER ASSETS AND
  LIABILITIES -- (2.7)%.................                (3,756,610)
                                                      ------------
NET ASSETS -- 100.0%....................              $137,975,252
                                                      ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.7%
BRAZIL -- 67.5%
AES Tiete SA Preference Shares..........      40,908   $    458,768
Aracruz Celulose SA ADR (a)(b)..........      15,150        337,239
B2W Companhia Global Do Varejo..........      25,312        707,531
Banco Bradesco SA ADR (a)...............     273,402      5,437,966
Banco do Brasil SA......................      86,670      1,519,255
BM&FBOVESPA SA..........................     248,526      1,821,817
Bradespar SA Preference Shares..........      88,034      1,610,860
Brasil Telecom Participacoes SA ADR.....      15,547        828,655
Braskem SA Preference Shares
  ADR (a)(b)............................      25,905        326,144
BRF -- Brasil Foods SA (b)..............      17,975        476,207
BRF -- Brasil Foods SA ADR (a)(b).......      16,032        853,704
Centrais Eletricas Brasileiras SA.......       7,698        119,255
Centrais Eletricas Brasileiras SA ADR...      56,804        878,394
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR (a)...........      16,731        941,955
Companhia de Bebidas das Americas
  Preference Shares ADR (a).............      37,499      3,084,668
Companhia de Concessoes Rodoviarias.....      35,536        604,567
Companhia de Saneamento Basico do Estado
  de Sao Paulo..........................      33,342        638,169
Companhia Energetica de Minas Gerais
  ADR (a)...............................      76,848      1,168,090
Companhia Energetica de Sao Paulo
  Preference Shares.....................      50,298        615,456
Companhia Paranaense de Energia
  Preference Shares.....................      27,523        484,310
Companhia Siderurgica Nacional SA
  ADR (a)...............................      97,142      2,972,545
Cosan SA Industria e Comercio (b).......      32,602        357,934
Cyrela Brazil Realty SA.................      68,114        881,246
Cyrela Commercial Properties SA
  Empreendimentos e Participacoes.......      53,239        310,481
Duratex SA Preference Shares............      38,209        601,573
Empresa Brasileira de Aeronautica
  SA (b)................................      97,386        560,287
Fertilizantes Heringer SA (b)...........       3,906         26,309
Gafisa SA...............................      24,039        359,991
Gerdau SA ADR (a).......................     146,808      1,973,100
Gerdau SA Preference Shares.............      18,283        243,725
Gol Linhas Aereas Inteligentes SA
  Preference Shares (b).................      31,241        321,949
Investimentos Itau SA...................      84,615        545,704
Investimentos Itau SA Preference
  Shares................................     576,159      3,466,785
Itau Unibanco Banco Multiplo SA
  ADR (a)...............................     383,231      7,722,105
JBS SA..................................     151,513        784,098
LLX Logistica SA (b)....................      89,001        323,713
Lojas Americanas SA Preference Shares...     134,212        900,974
Lojas Renner SA.........................      47,317        824,914
Metalurgica Gerdau SA Preference
  Shares................................      81,778      1,360,978
MMX Mineracao e Metalicos SA (b)........      11,825         72,346
MRV Engenharia e Participacoes SA.......         950         18,130
Natura Cosmeticos SA....................      38,960        698,682
NET Servicos de Comunicacao SA
  Preference Shares (b).................      51,298        593,428
OGX Petroleo e Gas Participacoes SA.....       1,200        912,656
Petroleo Brasileiro SA ADR..............     280,990     11,045,717
Petroleo Brasileiro SA ADR Preference
  Shares (a)............................     194,836      8,942,972
Souza Cruz SA...........................      25,482        889,782
Tam SA ADR (a)(b).......................      16,639        214,810
Tele Norte Leste Participacoes SA ADR...      42,616        800,755
Tele Norte Leste Participacoes SA
  Preference Shares.....................       2,885         54,248
Tim Participacoes SA....................      33,523         82,980
Tim Participacoes SA ADR (a)............      19,780        486,588
Tractebel Energia SA ADR (a)............       5,062         59,428
Usinas Siderurgicas de Minas Gerais SA..      14,116        370,093
Usinas Siderurgicas de Minas Gerais SA
  ADR (a)...............................      49,438      1,300,328
Vale SA ADR (a).........................     293,488      6,788,377
Vale SA ADR Preference Shares (a).......     359,497      7,373,283
Vivo Participacoes SA Preference
  Shares................................      35,419        888,656
Votorantim Celulose e Papel SA
  ADR (a)(b)............................      35,360        580,258
                                                       ------------
TOTAL BRAZIL............................                 89,624,938
                                                       ------------
CHILE -- 8.4%
Almendral SA............................   3,250,876        310,198
Antarchile SA...........................      50,285        810,665
Banco de Credito e Inversiones..........      35,738      1,038,948
Banco Santander Chile ADR (a)...........       3,884        223,485
CAP SA..................................      25,216        649,420
Cencosud SA ADR (d).....................      19,192        786,411
Companhia General de Electricidad.......     135,261        839,543
Empresa Nacional de Electricidad
  SA ADR................................      24,526      1,149,534
Empresas CMPC SA........................      32,111      1,132,231
Empresas COPEC SA.......................      95,176      1,223,000
Enersis SA ADR..........................      50,876        938,662
Lan Airlines SA ADR (a).................      34,406        453,471
SACI Falabella..........................     288,695      1,269,796
Sociedad Quimica y Minera de Chile SA
  ADR (a)...............................       9,464        370,326
                                                       ------------
TOTAL CHILE.............................                 11,195,690
                                                       ------------
MEXICO -- 19.7%
Alfa SAB de CV (a)......................      95,708        457,453
America Movil SAB de CV (a).............   3,758,025      8,222,793
Cemex SAB de CV (b).....................   1,503,263      1,939,034
Corporation GEO SAB de CV (b)...........     127,278        345,877
Desarrolladora Homex SAB de CV (a)(b)...      62,701        393,614
Empresas ICA SAB de CV (b)..............     114,120        268,714
Fomento Economico Mexicano SAB de CV....     459,393      1,748,096
Grupo Aeroportuario del Sureste SAB
  de CV.................................     134,274        573,680
Grupo Bimbo SAB de CV (a)...............     149,604        832,703
Grupo Carso SA de CV (a)................     147,883        477,536


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Grupo Financiero Banorte SAB de CV (a)..     325,708   $  1,089,142
Grupo Iusacell SA de CV (b).............      14,057         47,568
Grupo Mexico SAB de CV (b)..............     881,006      1,623,048
Grupo Modelo SAB de CV (b)..............     269,905      1,011,062
Grupo Televisa SA ADR (a)...............       2,307         42,887
Grupo Televisa SA de CV.................     292,540      1,081,773
Impulsora Del Desarrollo Y El Empleo en
  America Latina SA de CV (a)(b)........     370,358        344,714
Kimberly-Clark de Mexico SAB de CV......     203,963        845,900
Telefonos de Mexico SA de CV (a)........   1,405,559      1,227,058
Telmex Internacional SAB de CV (a)......   1,405,559        983,520
TV Azteca SAB de CV.....................     664,923        288,024
Urbi Desarrollos Urbanos SA de
  CV (a)(b).............................     153,961        311,910
Wal-Mart de Mexico SAB de CV (a)........     578,612      2,005,097
                                                       ------------
TOTAL MEXICO............................                 26,161,203
PERU -- 4.1%
Companhia de Minas Buenaventura SA......      44,555      1,556,843
Companhia Minera Milpo SA (b)...........     145,598        371,740
Credicorp, Ltd. ........................      19,618      1,525,496
Minsur SA...............................     176,376        494,255
Southern Copper Corp. (a)...............      37,591      1,153,668
Volcan Cia Minera SA (b)................     307,766        395,022
                                                       ------------
TOTAL PERU..............................                  5,497,024
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $136,684,904)...................                132,478,855
SHORT TERM INVESTMENTS -- 21.9%
UNITED STATES -- 21.9%
MONEY MARKET FUNDS -- 21.9%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  29,060,715     29,060,715
AIM Prime Money Market Fund.............      59,868         59,868
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $29,120,583)....................                 29,120,583
                                                       ------------
TOTAL INVESTMENTS -- 121.6%
  (Cost $165,805,487)...................                161,599,438
OTHER ASSETS AND
  LIABILITIES -- (21.6)%................                (28,755,901)
                                                       ------------
NET ASSETS -- 100.0%....................               $132,843,537
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.6% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)  Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.1%
EGYPT -- 5.9%
Commercial International Bank...........    167,234   $  1,762,006
Eastern Tobacco.........................     36,683        885,406
Egyptian Financial Group-Hermes
  Holding...............................    100,505        546,000
Egyptian Kuwait Holding Co. ............    211,056        512,866
ElSwedy Cables Holding Co. .............     21,051        299,045
Orascom Construction Industries.........     30,324      1,284,168
Orascom Telecom Holding SAE GDR (a).....     31,635        983,532
Sidi Kerir Petrochemicals Co. ..........    104,351        225,127
Six of October Development & Investment
  Co. (a)...............................     12,472        192,702
Suez Cement Co. ........................     54,968        402,619
Telecom Egypt...........................    171,168        559,360
                                                      ------------
TOTAL EGYPT.............................                 7,652,831
                                                      ------------
ISRAEL -- 24.4%
Africa-Israel Investments, Ltd. (a).....      3,302         39,259
Alvarion, Ltd. (a)(b)...................     37,519        154,766
Bank Hapoalim BM (a)....................    419,333      1,487,902
Bank Leumi Le-Israel BM (a).............    410,659      1,571,302
Bezeq Israeli Telecommunication
  Corp., Ltd. ..........................    450,143        965,486
Cellcom Israel, Ltd. ...................     14,096        428,941
Check Point Software
  Technologies (a)(b)...................     61,520      1,744,092
Delek Automotive Systems, Ltd. .........     80,639        950,201
Delek Group, Ltd. ......................      3,317        557,122
Delek Real Estate, Ltd. (a).............     30,624         34,058
Elbit Imaging, Ltd. (a).................      6,274        151,181
Elbit Systems, Ltd. ....................     26,330      1,777,876
Gazit Globe, Ltd. ......................     46,932        410,104
Harel Insurance Investments & Finances,
  Ltd. (a)..............................        911         43,421
Israel Chemicals, Ltd. .................    204,081      2,329,112
Israel Discount Bank, Ltd. .............    296,341        557,920
Makhteshim-Agan Industries, Ltd. .......    138,008        621,246
Mellanox Technologies, Ltd. (a)(b)......     30,776        504,419
Mizrahi Tefahot Bank, Ltd. (a)..........    110,796        940,879
NICE Systems, Ltd. (a)..................     24,702        737,822
Oil Refineries, Ltd. ...................    524,390        222,170
Ormat Industries, Ltd. .................      4,462         37,336
Partner Communications Company, Ltd. ...     26,210        494,149
RADVision, Ltd. (a)(b)..................     15,067        133,494
Syneron Medical, Ltd. (a)(b)............     11,137        127,073
Teva Pharmaceutical Industries, Ltd. ...    277,638     13,902,117
The Israel Corp., Ltd. (a)..............      1,051        631,741
                                                      ------------
TOTAL ISRAEL............................                31,555,189
                                                      ------------
MOROCCO -- 6.7%
Attijariwafa Bank.......................     63,791      2,215,592
Banque Centrale Populaire...............     20,125        693,805
Banque Marocaine du Commerce Exterieur..     83,755      2,567,447
Banque Marocaine pour le Commerce et
  l'Industrie SA (a)(c).................        234         22,877
Banque Marocaine pour le Commerce et
  l'Industrie SA........................      5,171        505,539
Ciments du Maroc........................      3,181        617,475
Douja Promotion Groupe Addoha SA........     31,288        487,403
ONA SA..................................      8,776      1,469,854
                                                      ------------
TOTAL MOROCCO...........................                 8,579,992
                                                      ------------
SOUTH AFRICA -- 62.1%
ABSA Group, Ltd. .......................    109,583      1,735,396
Adcock Ingram Holdings, Ltd. ...........     78,905        499,827
African Bank Investments, Ltd. .........    219,483        854,470
African Rainbow Minerals, Ltd. .........     34,016        673,362
Anglo Platinum, Ltd. (a)................     19,431      1,710,390
AngloGold Ashanti, Ltd. ................     67,905      2,701,862
Aquarius Platinum, Ltd. (a).............    102,701        456,628
ArcelorMittal South Africa, Ltd. .......     61,703        977,151
Aspen Pharmacare Holdings, Ltd. (a).....    192,005      1,567,207
Assore, Ltd. ...........................      4,714        391,926
Aveng, Ltd. ............................    180,372      1,029,507
Avusa, Ltd. ............................     85,568        213,087
Barloworld, Ltd. .......................     62,102        401,583
Bidvest Group, Ltd. ....................    101,573      1,589,110
DataTec, Ltd. (a).......................    133,372        426,474
Discovery Holdings, Ltd. ...............    142,690        549,858
ElementOne, Ltd. (a)....................     97,384        160,647
Eqstra Holdings, Ltd. (a)...............    111,983        107,734
Exxaro Resources, Ltd. .................     58,385        693,454
FirstRand, Ltd. ........................  1,711,913      3,729,948
Foschini, Ltd. .........................     87,648        717,146
Fountainhead Property Trust.............    802,069        659,438
Freeworld Coatings, Ltd. ...............    162,209        192,232
Gold Fields, Ltd. ......................    235,850      3,159,192
Grindrod, Ltd. .........................    227,192        476,721
Growthpoint Properties, Ltd. ...........    520,504        927,325
Harmony Gold Mining Co., Ltd. ..........    110,003      1,161,365
Hyprop Investments, Ltd. ...............    108,612        606,306
Impala Platinum Holdings, Ltd. .........    187,962      4,340,924
Imperial Holdings, Ltd. ................     65,975        695,056
Investec, Ltd. .........................     72,722        548,282
JD Group, Ltd. .........................     53,003        311,968
Kumba Iron Ore, Ltd. ...................     30,013        982,280
Massmart Holdings, Ltd. ................     84,822        986,409
Metorex, Ltd. (a).......................    160,632         69,955
MTN Group, Ltd. ........................    524,393      8,453,264
Murray & Roberts Holdings, Ltd. ........    115,895        907,736
Mvelaphanda Resources, Ltd. (a).........     81,002        406,106
Naspers, Ltd. ..........................    125,909      4,264,871
Nedbank Group, Ltd. ....................    158,405      2,498,106
Netcare, Ltd. (a).......................    586,682        802,889
Pick'n Pay Stores, Ltd. ................    151,759        799,100
Pretoria Portland Cement Co., Ltd. .....    133,777        598,488
PSG Group, Ltd. ........................     97,594        301,379
Reinet Investments SCA ADR (a)..........          1              1
Remgro, Ltd. ...........................    155,354      1,816,478
Reunert, Ltd. ..........................     80,138        592,244
RMB Holdings, Ltd. .....................    295,839      1,066,621
Sanlam, Ltd. ...........................    672,898      1,821,331
Sappi, Ltd. ............................     83,793        312,945
Sasol, Ltd. ............................    196,993      7,341,580
Shoprite Holdings, Ltd. ................    208,948      1,709,637
Standard Bank Group, Ltd. (b)...........    358,758      4,599,583


See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Steinhoff International Holdings,
  Ltd. (a)..............................    450,532   $    981,033
Sun International, Ltd. (a).............     37,456        434,000
Super Group, Ltd. (a)...................    272,192         30,533
Telkom SA, Ltd. ........................     77,304        440,921
Tiger Brands, Ltd. .....................     67,516      1,340,964
Truworths International, Ltd. ..........    196,640      1,102,897
Wilson Bayly Holmes-Ovcon, Ltd. ........     36,628        609,975
Woolworths Holdings, Ltd. ..............    350,264        746,521
                                                      ------------
TOTAL SOUTH AFRICA......................                80,283,423
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $144,161,883)...................               128,071,435
RIGHTS -- 0.0% (D)
SOUTH AFRICA -- 0.0% (D)
Paladin Capital, Ltd.
  (expiring 10/07/09) (a)
  (Cost $0).............................     40,989          1,298
SHORT TERM INVESTMENTS -- 1.0%
UNITED STATES -- 1.0%
MONEY MARKET FUNDS -- 1.0 %
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  1,222,307      1,222,307
AIM Prime Money Market Fund.............     39,252         39,252
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,261,559).....................                 1,261,559
                                                      ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $145,423,442)...................               129,334,292
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.................                  (102,056)
                                                      ------------
NET ASSETS -- 100.0%....................              $129,232,236
                                                      ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with the procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 7.3%
Abacus Property Group...................     141,059   $     54,776
Alesco Corp, Ltd. (a)...................      10,562         42,133
Alumina, Ltd. (a)(b)....................      29,532         47,696
AMP, Ltd. (a)...........................      16,269         93,615
Ansell, Ltd. ...........................      10,901         96,207
APA Group (a)...........................      43,024        120,368
Aristocrat Leisure, Ltd. (a)............       9,935         46,033
Asciano Group (b).......................      30,189         44,095
Australia & New Zealand Banking
  Group, Ltd. ..........................      13,235        284,889
BHP Billiton, Ltd. .....................      22,680        755,213
Billabong International, Ltd. (a).......       8,735         92,509
BlueScope Steel, Ltd. ..................      15,804         40,867
Brambles, Ltd. .........................      14,535        103,649
Bunnings Warehouse Property Trust.......     119,255        183,659
Carindale Property Trust................      22,157         86,041
Charter Hall Group......................      88,545         49,232
Commonwealth Bank of Australia..........       7,898        360,717
Computershare, Ltd. ....................       8,878         87,442
ConnectEast Group.......................     103,597         32,915
CSL, Ltd. ..............................       5,174        152,789
CSR, Ltd. (a)...........................      34,229         56,793
DUET Group..............................      58,376         87,326
Envestra, Ltd. .........................     183,894         93,320
Fortescue Metals Group, Ltd. (b)........      11,448         38,595
GWA International, Ltd. ................      35,280         85,936
Harvey Norman Holdings, Ltd. ...........      26,769        101,587
Hills Industries, Ltd. .................      28,308         47,968
Insurance Australia Group, Ltd. ........      19,411         64,756
Jabiru Metals, Ltd. (b).................     149,834         49,588
Lend Lease Corp., Ltd. .................       6,983         65,326
Macquarie Airports......................      25,493         63,897
Macquarie Group, Ltd. ..................       2,242        116,326
Mincor Resources NL.....................      19,772         43,275
Mirvac Real Estate Investment Trust.....     141,480         68,675
National Australia Bank, Ltd. ..........      10,251        278,286
Newcrest Mining, Ltd. ..................       4,221        118,835
Origin Energy, Ltd. ....................       6,200         89,300
OZ Minerals, Ltd. (b)...................      43,218         43,482
Perpetual, Ltd. (a).....................       1,678         57,963
QBE Insurance Group, Ltd. ..............       6,300        133,775
Rio Tinto, Ltd. ........................       3,241        169,447
Santos, Ltd. ...........................       5,800         77,806
Sonic Healthcare, Ltd. .................       8,189        102,699
Straits Resources, Ltd. (b).............      19,977         29,002
Suncorp-Metway, Ltd. ...................      10,293         80,667
Tatts Group, Ltd. ......................      25,238         56,575
Thakral Holdings Group..................     151,282         56,743
Toll Holdings, Ltd. (a).................       8,659         65,186
Transfield Services, Ltd. ..............      11,821         44,339
Wesfarmers, Ltd. .......................       6,311        147,543
Westfield Group.........................       7,700         94,459
Westpac Banking Corp. (a)...............      11,433        264,868
Woodside Petroleum, Ltd. ...............       4,472        205,745
Woolworths, Ltd. .......................       9,430        243,432
WorleyParsons, Ltd. (a).................       2,648         69,432
                                                       ------------
TOTAL AUSTRALIA.........................                  6,187,797
                                                       ------------
AUSTRIA -- 0.2%
Erste Group Bank AG (a).................       1,758         78,478
OMV AG..................................       1,971         79,429
Voestalpine AG..........................       1,486         52,977
                                                       ------------
TOTAL AUSTRIA...........................                    210,884
                                                       ------------
BELGIUM -- 1.0%
Anheuser-Busch InBev NV.................       3,808        173,692
Anheuser-Busch InBev NV -- VVPR
  Strip (b).............................       1,702              7
Bekaert NV..............................         763        100,855
Delhaize Group..........................       1,344         93,197
Dexia SA (b)............................       6,731         61,984
Fortis (b)..............................      24,744        115,775
Fortis VVPR Strip (b)...................         592              2
Gimv NV.................................       1,482         79,479
KBC Groep NV (b)........................       1,435         71,998
UCB SA (a)..............................       1,806         76,133
Umicore.................................       2,633         78,743
                                                       ------------
TOTAL BELGIUM...........................                    851,865
                                                       ------------
CANADA -- 7.8%
AGF Management, Ltd. ...................       2,949         47,121
Agnico-Eagle Mines, Ltd. (a)............       1,200         80,958
Agrium, Inc. (a)........................       2,008        100,129
Bank of Montreal (a)....................       3,213        162,162
Bank of Nova Scotia.....................       4,788        218,009
Barrick Gold Corp. .....................       6,363        240,339
Bombardier, Inc. (a)....................      14,988         69,403
Brookfield Asset Management, Inc.
  (Class A).............................       3,869         87,848
Brookfield Infrastructure Partners LP...           6             99
CAE, Inc. (a)...........................       4,726         39,849
Cameco Corp. ...........................       3,427         94,863
Canadian Imperial Bank of Commerce......       2,367        143,987
Canadian National Railway Co. ..........       3,990        196,024
Canadian Natural Resources, Ltd. .......       4,039        272,076
Canadian Oil Sands Trust................       3,691        105,747
Canadian Pacific Railway, Ltd. (a)......       1,894         88,409
Canadian Western Bank...................       4,688         86,702
CGI Group, Inc. (Class A) (b)...........       9,244        108,003
Crescent Point Energy Corp. (a).........       4,289        144,658
EnCana Corp. (a)........................       4,923        284,381
Fairfax Financial Holdings, Ltd. .......         229         84,860
First Quantum Minerals, Ltd. (a)........         931         60,719
Gildan Activewear, Inc. (a)(b)..........       2,669         52,619
Goldcorp, Inc. .........................       5,346        214,079
Husky Energy, Inc. (a)..................       3,182         89,356
Iamgold Corp. ..........................       3,500         49,338
Imperial Oil, Ltd. (a)..................       3,206        121,722
International Royalty Corp. ............      13,649         54,937
Kinross Gold Corp. .....................       5,842        126,986
Magna International, Inc. (Class A).....       1,606         68,277
Manulife Financial Corp. ...............      11,311        237,117
MDS, Inc. (b)...........................       4,974         40,643
Nexen, Inc. ............................       4,163         94,407
Potash Corp. of Saskatchewan, Inc. .....       2,335        211,288
Research In Motion, Ltd. (a)(b).........       3,443        232,185
Rogers Communications, Inc. (Class
  B) (a)................................       4,010        112,944


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Royal Bank of Canada (c)................       7,258   $    388,811
Royal Bank of Canada (c)................         525         28,150
Russel Metals, Inc. (a).................       3,664         58,239
Shaw Communications, Inc. (a)...........       4,340         78,365
Sherritt International Corp. ...........       8,270         59,022
Sino-Forest Corp. (b)...................       2,700         42,539
Sun Life Financial, Inc. (a)............       4,116        128,661
Suncor Energy, Inc. ....................      11,833        412,330
Talisman Energy, Inc. ..................       9,011        156,410
Teck Resources, Ltd. (Class B) (b)......       4,274        117,472
TELUS Corp. (Non-Voting)................       1,981         61,481
Thomson Reuters Corp. ..................       1,594         53,317
TMX Group, Inc. (a).....................       2,190         73,272
Toronto-Dominion Bank (a)...............       4,882        314,990
TransCanada Corp. (a)...................       4,720        146,750
Yamana Gold, Inc. ......................       5,800         62,253
                                                       ------------
TOTAL CANADA............................                  6,604,306
                                                       ------------
CHINA -- 0.6%
Chong Hing Bank, Ltd. ..................      36,000         69,491
Dah Sing Banking Group, Ltd. (b)........      62,070         80,010
Dah Sing Financial Holdings, Ltd. (b)...      10,017         57,646
Giordano International, Ltd. ...........     210,000         52,296
Hong Kong Land Holdings, Ltd. (a).......      21,000         91,350
Sino Land Co., Ltd. ....................      41,336         74,031
Transport International
  Holdings, Ltd. .......................      22,000         63,303
                                                       ------------
TOTAL CHINA.............................                    488,127
                                                       ------------
DENMARK -- 1.0%
A P Moller -- Maersk A/S................          18        123,696
Danske Bank A/S (b).....................       3,500         91,569
DSV A/S (a)(b)..........................       4,865         86,637
FLSmidth & Co. A/S (a)..................       1,151         62,599
GN Store Nord A/S (a)(b)................       8,763         47,659
Novo-Nordisk A/S (Class B)..............       3,786        236,757
SimCorp A/S.............................         358         73,313
Vestas Wind Systems A/S (b).............       1,604        115,817
                                                       ------------
TOTAL DENMARK...........................                    838,047
                                                       ------------
FINLAND -- 1.4%
Amer Sports Oyj (Class A) (a)...........       5,084         43,993
Elisa Oyj...............................       2,952         60,495
Fortum Oyj..............................       2,396         61,359
Kemira Oyj..............................       3,913         62,573
Kesko Oyj (Class B) (a).................       1,884         63,063
Kone Oyj (Class B)......................       2,830        103,912
Konecranes Oyj..........................       2,285         65,063
Lassila & Tikanoja Oyj..................       3,939         94,425
Metso Oyj...............................       1,956         54,980
Neste Oil Oyj (a).......................       3,103         57,240
Nokia Oyj...............................       2,694         39,575
Pohjola Bank PLC........................       4,853         55,330
Sampo Oyj (Class A).....................       3,741         94,108
SanomaWSOY Oyj (a)......................       3,264         71,994
Stockmann Oyj (Class B).................       2,094         55,125
Stora Enso Oyj (b)......................       6,364         44,279
UPM-Kymmene Oyj.........................       4,635         55,555
Uponor Oyj..............................       2,403         39,937
Wartsila Oyj (a)........................       1,399         55,990
YIT Oyj (a).............................       2,877         54,711
                                                       ------------
TOTAL FINLAND...........................                  1,233,707
                                                       ------------
FRANCE -- 8.5%
Accor SA (a)............................       1,808        100,530
Air Liquide SA (a)......................       1,502        170,698
Alcatel-Lucent (a)(b)...................      21,147         94,494
Alstom SA...............................       1,536        111,967
AXA.....................................      11,177        302,242
BNP Paribas (a).........................       4,725        377,097
Bourbon SA (a)..........................       1,446         66,579
Bouygues SA.............................       2,005        101,842
CA Ile de France CCI....................         727         65,141
Cap Gemini SA...........................       1,515         79,267
Carrefour SA............................       4,105        186,009
Casino Guichard-Perrachon SA (a)........         844         66,865
Cie de Saint-Gobain (a).................       3,152        163,328
Cie Generale de Geophysique-
  Veritas (b)...........................       1,797         41,882
Cie Generale des Etablissements
  Michelin..............................       1,241         97,247
Credit Agricole SA......................       4,927        102,842
Electricite de France (a)...............       1,601         94,871
Essilor International SA (a)............       2,236        127,286
France Telecom SA.......................      11,225        298,700
GDF Suez................................       8,113        359,854
Groupe Danone (a).......................       4,330        260,635
Guyenne et Gascogne SA..................         864         87,709
Hermes International (a)................         791        116,603
L'Oreal SA..............................       1,552        154,149
Lafarge SA (a)..........................       1,140        101,897
Lagardere SCA...........................       1,647         76,628
LVMH Moet Hennessy Louis Vuitton SA.....       1,323        132,912
Nexans SA...............................         551         44,482
Pernod -- Ricard SA (a).................       1,640        130,095
Peugeot SA (b)..........................       1,599         48,697
PPR (a).................................         671         85,908
Publicis Groupe (a).....................       2,122         85,018
Renault SA (a)(b).......................       1,451         67,583
Rhodia SA (b)...........................       1,937         29,403
Sanofi-Aventis..........................       6,304        462,110
Schneider Electric SA...................       1,771        179,291
Societe Generale........................       2,896        232,820
Sodexo..................................       1,229         73,546
Suez Environnement SA...................       2,189         49,947
Technip SA..............................       1,294         82,561
Thomson (a)(b)..........................      34,379         70,001
Total SA................................      14,194        842,447
Unibail-Rodamco SE (a)..................         516        107,064
Valeo SA (b)............................       1,546         40,642
Vallourec SA (a)........................         523         88,526
Veolia Environnement....................       3,368        128,933
Vinci SA (a)............................       3,353        189,476
Vivendi.................................       6,475        200,127
                                                       ------------
TOTAL FRANCE............................                  7,177,951
                                                       ------------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
GERMANY -- 6.4%
Adidas AG...............................       2,053   $    108,541
Allianz SE..............................       2,814        351,146
BASF SE.................................       5,469        289,464
Bayer AG (a)............................       5,082        351,733
Bayerische Motoren Werke AG.............       2,330        112,220
Bilfinger Berger AG.....................         809         55,921
Commerzbank AG (a)(b)...................       7,414         93,903
Daimler AG..............................       6,454        324,570
Deutsche Bank AG........................       3,633        278,502
Deutsche Boerse AG......................       1,552        126,699
Deutsche Post AG........................       5,614        105,037
Deutsche Telekom AG.....................      18,187        248,028
E.ON AG.................................      11,427        484,048
Fresenius Medical Care AG & Co. KGaA....       1,847         91,873
GEA Group AG............................       2,781         57,967
Hochtief AG.............................         920         70,008
Infineon Technologies AG (b)............      13,346         75,203
IVG Immobilien AG (a)(b)................       1,617         17,680
K+S AG..................................         900         49,056
Lanxess AG..............................       1,665         57,314
Linde AG................................         963        104,276
MAN AG..................................         934         76,999
Merck KGaA..............................         705         70,022
Muenchener Rueckversicherungs-
  Gesellschaft AG.......................       1,602        255,309
Puma AG Rudolf Dassler Sport............         162         53,736
Rheinmetall AG..........................         986         58,312
RWE AG..................................       2,933        272,106
Salzgitter AG...........................         500         47,871
SAP AG..................................       6,196        301,407
Siemens AG..............................       5,727        529,727
ThyssenKrupp AG (a).....................       2,758         94,858
TUI AG (a)(b)...........................       3,593         37,026
Volkswagen AG...........................         601         98,680
Wincor Nixdorf AG.......................       1,188         76,423
                                                       ------------
TOTAL GERMANY...........................                  5,425,665
                                                       ------------
GREECE -- 0.4%
Hellenic Telecommunications Organization
  SA ADR (a)............................      12,255        102,452
National Bank of Greece SA ADR (a)......      34,045        245,464
                                                       ------------
TOTAL GREECE............................                    347,916
                                                       ------------
HONG KONG -- 2.0%
Bank of East Asia, Ltd. ................      22,035         79,610
CLP Holdings, Ltd. .....................      16,500        111,986
Esprit Holdings, Ltd. ..................      15,500        103,999
Hang Lung Group, Ltd. ..................      26,000        130,167
Hang Lung Properties, Ltd. .............      37,000        136,302
Hong Kong Exchanges and
  Clearing, Ltd. .......................      10,800        195,792
Hopewell Holdings.......................      18,000         56,555
Hysan Development Co., Ltd. ............      37,989         95,094
Li & Fung, Ltd. ........................      38,000        153,225
New World Development Co., Ltd. ........      39,175         84,314
Pacific Basin Shipping, Ltd. ...........      72,000         47,473
Swire Pacific, Ltd. ....................      16,000        188,076
The Link REIT...........................      43,159         95,005
Wheelock & Co., Ltd. ...................      44,000        144,206
Wing Hang Bank, Ltd. ...................       7,000         68,871
                                                       ------------
TOTAL HONG KONG.........................                  1,690,675
                                                       ------------
IRELAND -- 0.8%
Anglo Irish Bank Corp. PLC (b)(d).......       5,635              0
C&C Group PLC...........................       5,869         24,792
Covidien PLC (a)........................       3,000        129,780
CRH PLC.................................       4,074        112,579
DCC PLC.................................       2,828         72,935
Elan Corp. PLC (b)......................       3,699         26,499
Governor & Co. of the Bank of
  Ireland (b)...........................       6,701         33,498
Grafton Group PLC (b)...................       7,849         44,515
Independent News & Media PLC (b)........      20,768          6,071
Ingersoll-Rand PLC (a)..................       2,400         73,608
Kingspan Group PLC (b)..................       3,923         36,126
Ryanair Holdings PLC ADR (b)............       1,589         46,145
United Drug PLC.........................      22,031         74,388
                                                       ------------
TOTAL IRELAND...........................                    680,936
                                                       ------------
ITALY -- 3.2%
Assicurazioni Generali SpA..............       7,588        207,741
Atlantia SpA............................       3,693         89,446
Banca Piccolo Credito
  Valtellinese Scarl....................       8,028         82,670
Banca Popolare dell'Etruria e del
  Lazio Scrl............................       7,151         49,206
Banca Popolare di Milano Scarl..........       7,096         53,936
Banco Popolare Societa Cooperativa
  Scarl (b).............................       6,076         58,217
Davide Campari-Milano SpA...............       9,968         89,315
Enel SpA................................      32,521        206,187
Eni SpA (a).............................      15,186        379,131
EXOR SpA................................       2,368         23,641
Exor SpA................................       2,015         37,258
Fiat SpA (b)............................       6,464         83,052
Finmeccanica SpA........................       3,514         62,048
Fondiaria-Sai SpA.......................       1,931         40,560
Intesa Sanpaolo SpA (b).................      65,353        288,729
Parmalat SpA............................      25,468         70,321
Pirelli & C. SpA (b)....................     112,845         60,370
Saipem SpA..............................       3,547        106,700
Societa Cattolica di Assicurazioni
  Scrl (b)..............................       2,008         69,796
Telecom Italia SpA......................      94,662        165,902
UBI Banca ScpA..........................       6,116         93,778
UniCredit SpA (b).......................      95,920        374,351
                                                       ------------
TOTAL ITALY.............................                  2,692,355
                                                       ------------
JAPAN -- 18.7%
Advantest Corp. (a).....................       2,100         58,402
Aeon Co., Ltd. (a)......................       7,020         67,350
Aoyama Trading Co., Ltd. ...............       3,600         61,960
Asahi Breweries, Ltd. (a)...............       6,636        121,699
Asahi Kasei Corp. (a)...................      17,550         89,578
Astellas Pharma, Inc. ..................       3,510        144,657
Bridgestone Corp. (a)...................       5,265         94,733
Canon, Inc. (a).........................       7,116        288,503
Casio Computer Co., Ltd. (a)............       6,000         49,120


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Central Japan Railway Co. (a)...........          18   $    129,670
Chubu Electric Power Co., Inc. (a)......       5,265        128,192
Chugai Pharmaceutical Co., Ltd. ........       3,780         78,399
Chuo Mitsui Trust Holdings, Inc. (a)....      17,550         65,272
Cosmo Oil Co., Ltd. (a).................      18,513         51,692
Credit Saison Co., Ltd. (a).............       5,600         66,048
Daiichi Sankyo Co., Ltd. (a)............       5,265        108,963
Daikin Industries, Ltd. (a).............       3,510        126,624
Daito Trust Construction Co., Ltd. (a)..       1,755         76,837
Daiwa Securities Group, Inc. (a)........      17,550         90,754
Denso Corp. (a).........................       3,510        103,495
Dentsu, Inc. (a)........................       2,000         46,686
East Japan Railway Co. .................       1,900        137,086
Eisai Co., Ltd. (a).....................       1,851         69,876
Fanuc, Ltd. (a).........................       1,755        157,790
FUJIFILM Holdings Corp. (a).............       3,510        105,455
Fujitsu, Ltd. (a).......................      18,513        121,373
Fukuoka Financial Group, Inc. (a).......      17,550         73,113
Futaba Industrial Co., Ltd. (b).........      10,300         43,255
Hankyu Hanshin Holdings, Inc. (a).......      18,513         88,910
Hitachi, Ltd. (a)(b)....................      19,475         60,034
Honda Motor Co., Ltd. (a)...............       8,675        267,899
Hoya Corp. .............................       3,606         85,382
Ibiden Co., Ltd. (a)....................       2,200         82,068
IHI Corp. (b)...........................      24,000         48,785
Iriso Electronics Co., Ltd. ............       2,900         42,754
Isetan Mitsukoshi Holdings, Ltd. (a)....       5,554         63,955
Isuzu Motors, Ltd. (a)..................      18,000         38,197
Itochu Corp. (a)........................      17,550        116,628
Japan Asia Investment Co., Ltd. (b).....      56,000         37,527
Japan Digital Laboratory Co., Ltd. .....       8,020        113,401
Japan Tobacco, Inc. ....................          32        110,080
JFE Holdings, Inc. (a)..................       3,510        120,744
JSR Corp. (a)...........................       3,600         73,982
Kajima Corp. (a)........................      19,475         50,028
Kawasaki Heavy Industries, Ltd. (a).....      19,000         48,383
KDDI Corp. (a)..........................          18        101,726
Kintetsu Corp. (a)......................      34,101        132,161
Kiyo Holdings, Inc. (a).................      52,651         67,038
Komatsu, Ltd. (a).......................       7,020        131,877
Konica Minolta Holdings, Inc. (a).......       8,775         83,403
Kubota Corp. (a)........................      15,550        129,735
Kurita Water Industries, Ltd. (a).......       2,510         90,269
Kyocera Corp. (a).......................       1,755        163,279
Marubeni Corp. (a)......................      17,550         88,794
Mediceo Paltac Holdings Co., Ltd. (a)...       3,799         53,590
MISUMI Group, Inc. (a)..................       5,457        114,644
Mitsubishi Chemical Holdings Corp. (a)..       9,000         37,494
Mitsubishi Corp. .......................      10,238        207,653
Mitsubishi Electric Corp. (a)...........      17,550        133,289
Mitsubishi Estate Co., Ltd. ............       6,925        109,210
Mitsubishi Heavy Industries, Ltd. (a)...      35,101        133,292
Mitsubishi Materials Corp. (b)..........      17,550         48,611
Mitsubishi Motors Corp. (a)(b)..........      53,613         88,621
Mitsubishi UFJ Financial Group,
  Inc. (a)..............................      68,624        369,428
Mitsui & Co., Ltd. (a)..................      15,326        200,957
Mitsui Chemicals, Inc. (a)..............      17,550         62,724
Mitsui OSK Lines, Ltd. (a)..............      14,550         86,453
Mitsui Sumitomo Insurance Group
  Holdings, Inc. (a)....................       3,799        105,015
Mizuho Financial Group, Inc. (a)........      72,000        143,140
Murata Manufacturing Co., Ltd. (a)......       1,800         85,643
NEC Corp. (a)(b)........................      18,513         58,309
NGK Insulators, Ltd. ...................       3,000         69,693
Nidec Corp. (a).........................       1,800        146,557
Nintendo Co., Ltd. .....................         300         77,065
Nippon Mining Holdings, Inc. ...........      11,738         57,946
Nippon Oil Corp. (a)....................      17,550         98,790
Nippon Steel Corp. (a)..................      35,101        128,588
Nippon Telegraph & Telephone Corp. .....       3,100        144,033
Nippon Yusen KK (a).....................      17,550         68,016
Nissan Motor Co., Ltd. (a)(b)...........      13,941         94,513
Nitto Denko Corp. ......................       1,800         55,286
Nomura Holdings, Inc. (a)...............      12,185         75,259
NTT Data Corp. (a)......................          19         61,031
NTT DoCoMo, Inc. (a)....................         120        192,193
Obayashi Corp. (a)......................      17,550         77,033
ORIX Corp. (a)..........................         691         42,293
Panasonic Corp. (a).....................      15,550        229,772
Pioneer Corp. (a)(b)....................      11,000         26,537
Resona Holdings, Inc. (a)...............       5,300         68,370
Rohm Co., Ltd. (a)......................       1,800        126,252
Rohto Pharmaceutical Co., Ltd. .........       8,701        119,045
Sanyo Electric Co., Ltd. (b)............      23,000         54,716
SEC Carbon, Ltd. .......................       6,000         46,172
Secom Co., Ltd. ........................       1,948         98,341
Seven & I Holdings Co., Ltd. (a)........       6,828        163,960
Shimizu Corp. (a).......................      18,513         72,989
Shin-Etsu Chemical Co., Ltd. ...........       3,317        204,499
Softbank Corp. (a)......................       6,636        146,231
Sompo Japan Insurance, Inc. ............      15,626        105,412
Sony Corp. (a)..........................       7,020        208,166
Stanley Electric Co., Ltd. (a)..........       3,073         62,466
Sumiseki Holdings, Inc. (b).............      47,200         53,244
Sumitomo Chemical Co., Ltd. (a).........      17,550         73,309
Sumitomo Corp. .........................       8,675         89,623
Sumitomo Electric Industries, Ltd. .....       7,020         92,048
Sumitomo Metal Industries, Ltd. (a).....      34,101         84,172
Sumitomo Metal Mining Co., Ltd. ........       4,000         65,851
Sumitomo Mitsui Financial Group,
  Inc. (a)..............................       5,300        185,280
Sumitomo Realty & Development Co.,
  Ltd. (a)..............................       4,000         73,401
T&D Holdings, Inc. (a)..................       1,755         47,631
Taisei Corp. (a)........................      26,438         52,560
Taiyo Yuden Co., Ltd. (a)...............       4,000         47,311
Takeda Pharmaceutical Co., Ltd. (a).....       5,265        219,926
Takeuchi Manufacturing Co., Ltd. (a)....       6,700         67,348
TDK Corp. (a)...........................       1,755        101,731
Teijin, Ltd. (a)........................      17,550         54,884
Terumo Corp. (a)........................       1,948        107,479
The Akita Bank, Ltd. (a)................      17,550         71,349
The Aomori Bank, Ltd. (a)...............      35,101        140,741
The Awa Bank, Ltd. (a)..................      17,550        101,143
The Bank of Iwate, Ltd. (a).............       1,755         95,066
The Bank of Okinawa, Ltd. (a)...........       1,755         62,528


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
The Bank of Yokohama, Ltd. (a)..........      17,550   $     86,246
The Chiba Bank, Ltd. (a)................      17,550        108,983
The Daisan Bank, Ltd. (b)...............      52,651        125,255
The Daishi Bank, Ltd. (a)...............      33,176        134,505
The Eighteenth Bank, Ltd. (a)...........      31,251         93,542
The Furukawa Electric Co., Ltd. (a).....      16,550         67,468
The Higo Bank, Ltd. (a).................      17,550        103,887
The Hokkoku Bank, Ltd. (a)..............      17,550         73,505
The Hyakugo Bank, Ltd. .................      17,550         90,558
The Musashino Bank, Ltd. (a)............       1,755         53,217
The Nanto Bank, Ltd. (a)................      17,550         95,850
The Ogaki Kyoritsu Bank, Ltd. (a).......      17,550         60,568
The San-In Godo Bank, Ltd. (a)..........      17,550        149,950
The Shiga Bank, Ltd. (a)................      17,550        110,355
The Shikoku Bank, Ltd. (a)..............      32,101        114,730
The Sumitomo Trust & Banking Co.,
  Ltd. (a)..............................      17,550         93,498
The Toho Bank, Ltd. (a).................      35,101        156,423
The Tokyo Electric Power Co., Inc. (a)..       7,675        201,872
The Yamagata Bank, Ltd. (a).............      33,176        171,558
The Yamanashi Chuo Bank, Ltd. ..........      17,550         85,070
Tokio Marine Holdings, Inc. (a).........       5,265        152,890
Tokyo Electron, Ltd. ...................       1,755        112,315
Tokyo Gas Co., Ltd. (a).................      19,475         81,132
Tokyu Corp. ............................      17,550         84,285
Toray Industries, Inc. (a)..............      17,550        106,631
Toshiba Corp. (a)(b)....................      24,513        128,951
Toyota Motor Corp. .....................      15,888        633,497
USS Co., Ltd. ..........................       1,531         91,482
Yamada Denki Co., Ltd. (a)..............       1,218         82,710
                                                       ------------
TOTAL JAPAN.............................                 15,890,476
                                                       ------------
LUXEMBOURG -- 0.4%
ArcelorMittal...........................       5,449        203,501
Millicom International Cellular SA (b)..         800         58,192
Tenaris SA..............................       3,400         60,532
Ternium SA ADR (b)......................       1,400         37,240
                                                       ------------
TOTAL LUXEMBOURG........................                    359,465
                                                       ------------
NETHERLANDS -- 2.4%
Aegon NV (b)............................       9,318         79,010
Akzo Nobel NV...........................       2,236        138,366
ASML Holding NV.........................       3,951        116,081
European Aeronautic Defence and Space
  Co. NV (a)............................       3,623         81,263
Fugro NV................................       1,339         77,242
Heineken NV (a).........................       2,236        102,970
ING Groep NV (b)........................      14,154        252,405
Koninklijke (Royal) Philips Electronics
  NV (a)................................       7,613        185,169
Koninklijke Ahold NV....................      10,081        121,125
Koninklijke DSM NV......................       2,322         96,901
Koninklijke Royal KPN NV................       9,584        158,791
Randstad Holding NV (a)(b)..............       1,256         54,186
Reed Elsevier NV........................       3,185         35,894
SBM Offshore NV.........................       2,637         56,006
TNT NV..................................       3,422         91,735
Unilever NV.............................      10,800        310,912
Wolters Kluwer NV.......................       3,165         67,521
                                                       ------------
TOTAL NETHERLANDS.......................                  2,025,577
                                                       ------------
NEW ZEALAND -- 0.3%
Calan Healthcare Properties Trust.......      37,907         32,084
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................      53,900        127,891
Port of Tauranga, Ltd. .................      20,600        101,036
                                                       ------------
TOTAL NEW ZEALAND.......................                    261,011
                                                       ------------
NORWAY -- 0.7%
DnB NOR ASA (b).........................       7,492         86,382
Norsk Hydro ASA (a)(b)..................       6,322         41,883
Orkla ASA...............................       9,577         89,873
StatoilHydro ASA........................       7,492        167,728
Storebrand ASA (b)......................       6,108         37,107
Telenor ASA (b).........................       5,967         68,799
Yara International ASA..................       2,652         83,094
                                                       ------------
TOTAL NORWAY............................                    574,866
                                                       ------------
PAPUA NEW GUINEA -- 0.1%
Lihir Gold, Ltd. (b)....................      19,100         47,199
                                                       ------------
PORTUGAL -- 0.4%
Banco Comercial Portugues SA............      38,708         57,202
Ibersol, SGPS SA........................       7,200        101,875
Portugal Telecom, SGPS SA...............      10,586        111,951
Teixeira Duarte -- Engenharia
  Construcoes SA (b)....................      46,300         74,106
                                                       ------------
TOTAL PORTUGAL..........................                    345,134
                                                       ------------
SINGAPORE -- 1.4%
Ascendas REIT...........................      67,000         91,771
CapitaLand, Ltd. .......................      32,000         84,482
City Developments, Ltd. (a).............      18,000        131,833
Cosco Corp. Singapore, Ltd. (a).........      75,000         63,873
Flextronics International, Ltd. (b).....      14,181        105,790
Genting International PLC (a)(b)........      74,000         58,820
Keppel Corp., Ltd. .....................      19,978        114,845
SembCorp Industries, Ltd. ..............      34,000         81,800
Singapore Exchange, Ltd. ...............      18,000        107,562
Stamford Land Corp, Ltd. ...............     537,000        158,160
UOL Group, Ltd. ........................      39,000         95,213
Wilmar International, Ltd. .............      15,000         67,279
                                                       ------------
TOTAL SINGAPORE.........................                  1,161,428
                                                       ------------
SOUTH KOREA -- 3.4%
Hyundai Securities Co., Ltd. ...........       5,720         79,616
KIWOOM Securities Co., Ltd. ............       2,056         78,262
Korea Electric Power Corp. ADR (a)(b)...      12,668        193,060
KT Corp. ADR............................      13,298        231,119
LG Display Co., Ltd. ADR (a)............      11,399        163,348
LG Electronics, Inc. ...................         695         74,027
POSCO ADR (a)...........................       4,226        439,251
Samsung Electronics Co., Ltd. GDR (f)...       3,625      1,236,125
SK Energy Co., Ltd. ....................         906         96,886
SK Telecom Co., Ltd. ADR................      15,776        275,291
                                                       ------------
TOTAL SOUTH KOREA.......................                  2,866,985
                                                       ------------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SPAIN -- 4.7%
Abertis Infraestructuras SA.............       6,020   $    136,479
Acciona SA (a)..........................         460         62,532
Acerinox SA (a).........................       3,398         72,963
ACS, Actividades de Construccion y
  Servicios SA (a)......................       2,260        117,735
Banco Bilbao Vizcaya Argentaria SA......      18,183        322,392
Banco de Sabadell SA (a)................      12,673         93,639
Banco de Valencia SA (a)................       8,643         80,981
Banco Guipuzcoano SA (a)................       5,394         44,153
Banco Pastor SA (a).....................       4,814         39,405
Banco Popular Espanol SA (a)............      10,825        108,387
Banco Santander SA......................      40,133        645,286
Compania Espanola de Petroleos SA (a)...       1,254         46,338
Ebro Puleva SA..........................       5,507        104,645
Enagas..................................       5,140        107,288
Faes Farma SA (a).......................       7,735         49,408
Gamesa Corp. Tecnologica SA.............       2,781         62,235
Gestevision Telecinco SA (a)............       4,358         54,910
Grupo Ferrovial SA (a)..................       1,244         59,442
Iberdrola SA............................      26,445        259,179
Iberia Lineas Aereas de Espana (a)(b)...      19,933         61,943
Indra Sistemas SA (a)...................       4,841        120,577
Industria de Diseno Textil SA...........       2,367        135,660
NH Hoteles SA (a)(b)....................      10,841         71,704
Red Electrica Corporacion SA............       2,240        114,499
Repsol YPF SA...........................       7,461        202,738
Sacyr Vallehermoso SA...................       3,003         56,778
SOS Cuetara SA (a)(b)...................       8,276         40,827
Telefonica SA...........................      25,209        694,769
                                                       ------------
TOTAL SPAIN.............................                  3,966,892
                                                       ------------
SWEDEN -- 2.0%
Alfa Laval AB (a).......................       6,223         72,795
Assa Abloy AB (Class B) (a).............       4,437         71,889
Atlas Copco AB (Class B)................      12,902        146,680
Boliden AB (a)..........................       3,427         36,706
Electrolux AB (b).......................       3,568         81,383
Hennes & Mauritz AB (Class B) (a).......       3,227        180,666
Investor AB.............................       5,789        105,343
Kinnevik Investment AB (Class B) (a)....       4,370         57,024
Nordea Bank AB (a)......................      13,421        134,731
Sandvik AB (a)..........................       8,031         88,431
Scania AB (Class B).....................       4,981         61,614
Securitas AB (Class B)..................       7,338         70,622
Skandinaviska Enskilda Banken AB (Class
  C) (b)................................       9,800         71,823
Skanska AB (Class B)....................       6,223         91,038
Tele2 AB (Class B)......................       4,959         65,597
Telefonaktiebolaget LM Ericsson (Class
  B) (a)................................      22,148        221,706
TeliaSonera AB..........................      13,556         88,786
Volvo AB ADR (Class A) (a)..............      10,835         96,840
                                                       ------------
TOTAL SWEDEN............................                  1,743,674
                                                       ------------
SWITZERLAND -- 7.4%
ABB, Ltd. (b)...........................      14,761        295,889
ACE, Ltd. (a)(b)........................       1,700         90,882
Adecco SA...............................       1,605         85,227
Alcon, Inc. ............................         828        114,819
Bachem Holding AG (Class B).............       1,254         84,716
Cie Financiere Richemont SA (Class A)...       2,067         58,326
Clariant AG (b).........................       4,024         36,569
Credit Suisse Group AG..................       6,955        385,402
Foster Wheeler AG (a)(b)................       1,500         47,865
Geberit AG (a)..........................         481         73,797
Graubuendner Kantonalbank...............          52         60,888
Holcim, Ltd. (a)(b).....................       1,794        122,925
Julius Baer Holding AG..................       1,602         79,895
Kuehne & Nagel International AG.........         984         85,394
Lonza Group AG..........................         893         97,248
Nestle SA...............................      20,852        887,413
Nobel Biocare Holding AG................       1,957         64,689
Noble Corp. (a).........................       1,500         56,940
Novartis AG.............................      15,858        792,403
PSP Swiss Property AG (a)(b)............       1,711         98,935
Roche Holding AG........................       4,757        767,887
SGS SA..................................          69         92,762
STMicroelectronics NV (b)...............       9,068         85,824
Sulzer AG...............................         507         43,730
Swatch Group AG.........................         411         96,685
Swiss Life Holding (b)..................         353         41,707
Swiss Reinsurance Co., Ltd. ............       2,900        130,740
Syngenta AG.............................         744        170,719
Transocean, Ltd. (b)....................       1,800        153,954
Tyco Electronics, Ltd. .................       3,800         84,664
Tyco International, Ltd. (a)............       3,100        106,888
UBS AG (b)..............................      20,999        383,897
Weatherford International, Ltd. (a)(b)..       4,200         87,066
Xstrata PLC (b).........................      12,932        190,799
Zurich Financial Services AG............         917        217,839
                                                       ------------
TOTAL SWITZERLAND.......................                  6,275,383
                                                       ------------
UNITED KINGDOM -- 16.7%
3i Group PLC............................       9,072         41,874
AMEC PLC................................       6,121         73,912
Anglo American PLC (b)..................       8,374        266,922
AstraZeneca PLC.........................       9,850        441,731
Aviva PLC...............................      16,584        118,852
BAE Systems PLC.........................      23,342        130,363
Balfour Beatty PLC......................       9,931         51,144
Barclays PLC (b)........................      68,933        407,918
Barratt Developments PLC (a)(b).........       9,366         36,760
BG Group PLC............................      24,212        420,924
BHP Billiton PLC........................      14,483        395,631
BP PLC..................................     119,673      1,058,437
British Airways PLC (a)(b)..............       7,133         25,155
British American Tobacco PLC............      10,384        326,008
British Land Co. PLC....................       6,945         52,783
British Sky Broadcasting Group PLC......      10,744         98,203
BT Group PLC............................      48,841        101,548
Burberry Group PLC......................       7,009         56,442
Cable & Wireless PLC....................      21,917         50,301
Cadbury PLC.............................       9,448        121,339
Capita Group PLC........................      10,395        120,117
Carnival PLC............................       2,053         70,003
Centrica PLC............................      32,278        129,885
Compass Group PLC.......................      18,293        111,849


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Diageo PLC..............................      14,394   $    221,002
Drax Group PLC..........................       5,538         41,762
Experian PLC............................      11,363         95,683
FirstGroup PLC..........................       6,868         45,442
Friends Provident Group PLC.............      23,676         31,505
G4S PLC.................................      19,120         67,458
GKN PLC (b).............................      22,475         40,870
GlaxoSmithKline PLC.....................      34,761        683,541
Hays PLC................................      32,538         54,121
Home Retail Group PLC...................       8,769         38,133
HSBC Holdings PLC.......................      98,464      1,127,545
ICAP PLC................................       8,515         57,565
Imperial Tobacco Group PLC..............       6,917        200,014
Inchcape PLC (b)........................      93,542         42,114
Informa PLC.............................      10,381         52,299
Intercontinental Hotels Group PLC.......       3,592         46,677
International Power PLC.................      13,870         64,109
Invensys PLC............................      11,147         51,897
Investec PLC............................       5,967         43,708
ITV PLC.................................      41,882         29,587
J Sainsbury PLC.........................      11,942         62,073
Kingfisher PLC..........................      22,399         76,269
Land Securities Group PLC...............       3,213         32,117
Legal & General Group PLC...............      38,362         53,869
Lloyds Banking Group PLC (b)............     101,592        168,493
Logica PLC (a)..........................      24,581         51,147
Lonmin PLC (b)..........................       1,592         42,623
Man Group PLC...........................      13,283         70,361
Marks & Spencer Group PLC...............      12,935         74,910
Michael Page International PLC..........       9,397         50,287
Mondi PLC...............................       8,767         43,312
National Express Group PLC (a)..........       3,141         24,013
National Grid PLC.......................      16,955        163,787
Next PLC................................       2,463         70,590
Old Mutual PLC..........................      44,093         70,520
Pearson PLC.............................       7,619         93,950
Persimmon PLC (b).......................       5,225         38,139
Prudential PLC..........................      17,052        164,042
Randgold Resources, Ltd. ...............         700         48,991
Reckitt Benckiser PLC...................       4,410        215,685
Rentokil Initial PLC (b)................      36,956         67,321
Rio Tinto PLC...........................       8,752        373,524
Rolls-Royce Group PLC (b)...............      15,012        113,036
Royal Bank of Scotland Group PLC (b)....     104,026         88,095
Royal Dutch Shell PLC (Class A).........      22,990        655,776
Royal Dutch Shell PLC (Class B).........      17,091        474,527
RSA Insurance Group PLC.................      28,837         61,709
SABMiller PLC...........................       6,322        152,576
Scottish & Southern Energy PLC..........       6,055        113,594
Serco Group PLC.........................      10,945         88,400
Shire, Ltd. ............................       5,382         93,307
Smith & Nephew PLC......................      11,081         99,334
Smiths Group PLC........................       4,308         61,218
Standard Chartered PLC..................       9,166        226,052
Standard Life PLC.......................      18,690         65,463
Tate & Lyle PLC.........................       8,926         60,358
Taylor Wimpey PLC (b)...................      46,147         31,087
Tesco PLC...............................      50,230        321,020
The Sage Group PLC......................      19,070         71,186
Tomkins PLC.............................      18,735         56,512
Tullow Oil PLC..........................       8,159        147,194
Unilever PLC............................       8,906        253,255
United Business Media PLC...............       5,181         38,755
Virgin Media, Inc. (a)..................       3,018         42,011
Vodafone Group PLC......................     331,696        743,758
William Hill PLC........................      12,848         36,227
William Morrison Supermarkets PLC.......      21,690         96,195
Willis Group Holdings, Ltd. (a).........       2,535         71,538
Wolseley PLC (b)........................       2,559         61,677
WPP Group PLC...........................      10,226         87,826
                                                       ------------
TOTAL UNITED KINGDOM....................                 14,210,842
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $77,070,932)....................                 84,159,163
PREFERRED STOCKS -- 0.3%
GERMANY -- 0.3%
Fresenius SE............................       1,048         61,259
Henkel AG & Co. KGaA....................       2,375        102,133
Porsche Automobil Holding SE............         693         54,446
Volkswagen AG...........................         600         69,802
                                                       ------------
TOTAL PREFERRED STOCKS --
  (Cost $276,853).......................                    287,640
RIGHTS -- 0.0% (E)
FINLAND -- 0.0% (E)
Amer Sports Oyj
  (expiring 9/10/19) (a)(b).............       5,084         12,980
FRANCE -- 0.0% (E)
BNP Paribas
  (expiring 10/13/09) (a)(b)............       4,725         10,221
Casino Guichard-Perrachon SA
  (expired 7/10/09) (b).................         892          3,977
                                                       ------------
TOTAL FRANCE............................                     14,198
SINGAPORE -- 0.0% (E)
Genting Singapore PLC
  (expiring 10/12/09) (a)(b)............      28,400          6,349
                                                       ------------
TOTAL RIGHTS --
  (Cost $15,386)........................                     33,527
WARRANTS -- 0.0% (E)
ITALY -- 0.0% (E)
UBI Banca ScpA
  (expiring 6/30/11) (b)(Cost $0).......       6,461            769
                                                       ------------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SHORT TERM INVESTMENTS -- 12.3%
UNITED STATES -- 12.3%
MONEY MARKET FUNDS -- 12.3%
State Street Navigator Securities
  Lending Prime Portfolio (g)(h)........  10,410,707   $ 10,410,707
AIM Prime Money Market Fund.............      48,408         48,408
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $10,459,115)....................                 10,459,115
                                                       ------------
TOTAL INVESTMENTS -- 111.8%
  (Cost $87,822,286)....................                 94,940,214
OTHER ASSETS AND
  LIABILITIES -- (11.8)%................                (10,053,879)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 84,886,335
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Anglo Irish Bank Corp PLC's value is determined based on Level 3 inputs.
(e)  Amount shown represents less than 0.05% of net assets.
(f) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.5% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 7.9%
Adelaide Brighton, Ltd. ................     497,449   $  1,224,876
Andean Resources, Ltd. (a)..............      81,105        164,632
Aquila Resources, Ltd. (a)..............      30,584        192,452
Ausenco, Ltd. (b).......................     105,764        545,118
Austar United Communications,
  Ltd. (a)(b)...........................     762,363        834,301
Austereo Group, Ltd. ...................   1,021,814      1,316,631
Australian Worldwide Exploration,
  Ltd. (a)..............................     842,722      2,022,985
Beach Petroleum, Ltd. ..................   1,259,338        833,572
Billabong International, Ltd. ..........         566          5,994
Boart Longyear Group (a)(b).............     897,095        253,354
Campbell Brothers, Ltd. ................      74,312      1,940,633
Centennial Coal Co., Ltd. ..............     419,979      1,193,501
Consolidated Media Holdings, Ltd. ......      48,728        127,725
Cudeco, Ltd. (a)........................      29,004        131,571
David Jones, Ltd. (b)...................       1,553          8,004
Eastern Star Gas, Ltd. (a)..............     163,157        133,195
Elders Corp., Ltd. (a)(b)...............   1,009,060        213,731
Emeco Holdings, Ltd. ...................     173,594        134,055
Extract Resources, Ltd. (a).............      25,944        208,591
FKP Property Group......................     232,541        155,974
Fleetwood Corp., Ltd. ..................     220,758      1,704,763
Goodman Fielder, Ltd. (b)...............     810,236      1,194,174
Healthscope, Ltd. (b)...................     280,097      1,184,086
Iluka Resources, Ltd. (a)...............     230,720        810,416
ING Office Fund.........................     774,229        382,646
International Ferro Metals, Ltd. .......     218,318        184,186
Invocare, Ltd. (b)......................     440,251      2,370,116
IOOF Holdings, Ltd. (b).................     313,709      1,409,237
JB Hi-Fi, Ltd. (b)......................     140,765      2,467,251
Kagara Zinc, Ltd. (a)...................     159,015        136,830
Karoon Gas Australia, Ltd. (a)..........      39,974        275,529
Linc Energy, Ltd (a)(b).................     113,856        170,320
MacArthur Coal, Ltd. ...................      31,004        258,303
Mirabela Nickel, Ltd. (a)...............      77,518        190,190
Monadelphous Group, Ltd. ...............     109,745      1,295,926
Mount Gibson Iron, Ltd. (a).............     383,820        372,614
Oakton, Ltd. ...........................     178,740        512,678
Pacific Brands, Ltd. (a)................   1,116,217      1,182,141
PanAust, Ltd. (a).......................   1,622,634        701,707
PaperlinX, Ltd. (a).....................     489,018        291,318
Programmed Maintenance Services, Ltd. ..     247,035        976,733
Record Realty (c).......................     213,188              0
Riversdale Mining, Ltd. (a).............     103,092        493,133
Roc Oil Co., Ltd. (a)...................     729,344        389,428
SAI Global, Ltd. .......................     643,164      1,878,839
Sigma Pharmaceuticals, Ltd. (b).........   1,658,266      1,558,631
Silex Systems, Ltd. (a).................      20,674        127,721
Sino Gold Mining, Ltd. (a)(b)...........     344,966      2,051,992
Spark Infrastructure Group (d)..........   1,062,893      1,092,836
Spotless Group, Ltd. ...................     304,099        673,640
STW Communications Group, Ltd. .........     610,038        484,550
Transfield Services, Ltd. ..............     153,941        577,408
Transpacific Industries Group,
  Ltd. (a)(b)...........................     101,992        137,720
Whitehaven Coal Ltd. ...................      54,948        180,399
WHK Group, Ltd. ........................     671,771        640,301
                                                       ------------
TOTAL AUSTRALIA.........................                 39,998,657
                                                       ------------
AUSTRIA -- 0.7%
Atrium European Real Estate, Ltd. (a)...      62,648        449,621
BWIN Interactive Entertainment AG (a)...      16,826        762,431
BWT AG..................................      27,052        678,539
Eco Business-Immobilien AG (a)..........       8,932         61,755
Immofinanz AG (a)(b)....................     134,366        561,712
Schoeller-Bleckmann Oilfield
  Equipment AG..........................      20,065        961,112
                                                       ------------
TOTAL AUSTRIA...........................                  3,475,170
                                                       ------------
BELGIUM -- 1.1%
AGFA-Gevaert NV (a).....................      96,797        531,995
Barco. NV (a)...........................      31,373      1,366,566
EVS Broadcast Equipment SA..............      15,479      1,156,849
KBC Ancora (a)..........................       7,370        210,607
Nyrstar (a)(b)..........................      13,724        166,100
RHJ International (a)...................     142,971      1,042,814
Tessenderlo Chemie NV...................      29,357      1,130,279
                                                       ------------
TOTAL BELGIUM...........................                  5,605,210
                                                       ------------
BERMUDA -- 0.4%
Catlin Group, Ltd. .....................     137,106        770,551
Frontline, Ltd. (b).....................      28,894        668,780
Golden Ocean Group, Ltd. (a)............     155,456        198,530
Ship Finance International, Ltd. .......      22,044        270,921
                                                       ------------
TOTAL BERMUDA...........................                  1,908,782
                                                       ------------
CANADA -- 10.1%
Alamos Gold, Inc. (a)...................      33,224        291,596
AltaGas Income Trust....................      81,161      1,335,417
Anvil Mining, Ltd. (a)(b)...............     121,437        316,802
Aurizon Mines, Ltd. (a)(b)..............      51,998        227,700
Bankers Petroleum, Ltd. (a).............      72,562        319,778
Biovail Corp. (b).......................         316          4,864
Birchcliff Energy, Ltd. (a).............      27,524        211,565
Canadian Hydro Developers, Inc. (a).....     354,644      1,701,683
Canadian Western Bank...................      84,327      1,559,574
CanWest Global Communications
  Corp. (a).............................       1,033            188
Celestica, Inc. (a).....................         906          8,610
Centerra Gold, Inc. (a).................      27,734        188,373
Compton Petroleum Corp. (a)(b)..........     163,748        212,065
Corus Entertainment, Inc. (Class B).....     119,547      2,029,392
Cott Corp. (a)..........................      23,304        170,226
Denison Mines Corp. (a).................     122,983        228,022
Detour Gold Corp. (a)...................      17,300        213,248
Dundee Corp. (Class A) (a)..............      73,494        764,179
Dundee Real Estate Investment Trust.....      99,019      1,795,313
DundeeWealth, Inc. (b)..................      74,061        837,697
Equinox Minerals, Ltd. (a)..............     184,354        594,302
European Goldfields, Ltd. (a)...........      37,124        172,251
First Uranium Corp. (a).................      29,534         78,974
FirstService Corp. (a)..................      53,180      1,023,169
FNX Mining Co., Inc. (a)................      91,578        800,337
Freehold Royalty Trust..................      68,430      1,035,408
Fronteer Development Group, Inc. (a)....      31,424        135,264


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Gammon Gold, Inc. (a)...................      88,013   $    751,140
GMP Capital, Inc. ......................      79,916      1,012,632
Golden Star Resources, Ltd. (a).........     397,094      1,350,408
Great Canadian Gaming Corp. (a)(b)......      97,612        740,298
Groupe Aeroplan, Inc. ..................      46,718        430,922
Guardian Capital Group, Ltd. ...........     214,439      1,518,435
Harvest Energy Trust....................      42,818        278,060
Highpine Oil & Gas, Ltd. (a)............     122,935        816,665
Home Capital Group, Inc. ...............      44,282      1,578,111
HudBay Minerals, Inc. (a)...............      87,854      1,055,918
Iamgold Corp. ..........................       1,243         17,522
Ivanhoe Energy, Inc. (a)................      70,238        161,640
Jaguar Mining, Inc. (a).................      24,784        221,216
Linamar Corp. ..........................      96,534      1,281,664
MacDonald, Dettwiler & Associates,
  Ltd. (a)..............................      45,934      1,345,537
Major Drilling Group
  International, Inc. ..................      26,230        531,541
Martinrea International, Inc. (a).......      80,248        539,074
Methanex Corp. .........................      30,694        533,349
Moto Goldmines, Ltd. (a)................      30,584        147,891
New Gold, Inc. (a)......................     232,224        884,931
Northgate Minerals Corp. (a)............      57,497        154,818
Novagold Resources, Inc. (a)(b).........     138,186        708,118
NuVista Energy, Ltd. (a)................     114,128      1,328,108
Open Text Corp. (a)(b)..................         183          6,839
Osisko Mining Corp. (a).................      67,708        502,148
Pan American Silver Corp. (a)...........      24,574        562,777
Peyto Energy Trust......................      88,316        879,622
Precision Drilling Trust................      54,418        363,023
Progress Energy Resources Corp. ........     210,437      2,709,624
Quadra Mining, Ltd. (a).................      26,894        364,584
Quebecor, Inc. (Class B)................      52,933      1,205,825
Red Back Mining, Inc. (a)...............       4,917         55,112
Rubicon Minerals Corp. (a)..............      43,244        178,488
Russel Metals, Inc. (b).................      67,941      1,079,916
Savanna Energy Services Corp. (b).......      86,618        540,706
Seabridge Gold, Inc. (a)................      11,920        341,619
ShawCor, Ltd. (Class A).................      17,400        469,490
Sherritt International Corp. ...........      66,128        471,947
Silver Standard Resources, Inc. (a).....      20,460        439,967
Silvercorp Metals, Inc. (b).............      47,668        226,504
Stantec, Inc. (a).......................      58,187      1,452,913
The Forzani Group, Ltd. ................      65,259        820,830
Thompson Creek Metals Co., Inc. (a).....      42,814        515,778
Trican Well Service, Ltd. (b)...........      35,118        454,803
TriStar Oil & Gas, Ltd. (a).............         430          6,270
Uni-Select, Inc. .......................     100,282      2,475,983
Uranium One, Inc. (a)(b)................     232,462        556,627
UTS Energy Corp. (a)....................     173,914        280,323
Western Canadian Coal Corp. (a).........      47,564        128,072
WestJet Airlines, Ltd. (a)..............      70,978        732,066
                                                       ------------
TOTAL CANADA............................                 51,465,851
                                                       ------------
CHINA -- 3.4%
Allied Properties HK, Ltd. (a)..........   3,206,791        513,083
Cafe de Coral Holdings, Ltd. ...........   1,299,867      2,847,948
China Gas Holdings, Ltd. ...............     780,000        248,592
Chow Sang Sang Holding
  International, Ltd. ..................     806,939        691,360
Daphne International Holdings, Ltd. ....     314,000        227,294
Far East Consortium
  International, Ltd. ..................   2,753,466        760,307
First Pacific, Co., Ltd. ...............       8,000          5,357
G-Resources Group, Ltd. (a).............   3,534,000        209,759
Galaxy Entertainment Group, Ltd. (a)....     283,000        124,884
Geely Automobile Holdings, Ltd. ........      15,000          4,084
Giordano International, Ltd. ...........   4,274,000      1,064,357
Hi Sun Technology China, Ltd. (a).......     597,000        154,064
HKR International, Ltd. (a).............   2,162,379        856,576
Integrated Distribution Services
  Group, Ltd. ..........................     483,205        683,341
Jinhui Shipping & Transportation,
  Ltd. (a)..............................      52,628        157,821
K Wah International Holdings, Ltd. .....   2,002,565        656,320
Kai Yuan Holdings, Ltd. (a).............   3,540,000        141,599
Melco International Development,
  Ltd. (a)..............................     201,000        128,639
Midland Holdings, Ltd. .................     325,790        271,980
PCCW, Ltd. .............................   2,263,000        589,836
Peace Mark Holdings, Ltd. (a)...........     504,228         97,592
REXLot Holdings, Ltd. (a)...............   1,475,000        131,322
Road King Infrastructure, Ltd. .........     945,544        714,949
Shun Tak Holdings, Ltd. ................     548,000        415,770
Techtronic Industries Co., Ltd. ........   1,213,500      1,006,807
Texwinca Holdings, Ltd. ................   1,702,050      1,344,062
VTech Holdings, Ltd. ...................     120,000      1,033,542
Xinao Gas Holdings, Ltd. ...............     782,000      1,553,900
Xinyi Glass Holdings Co., Ltd. .........   1,324,315        929,578
                                                       ------------
TOTAL CHINA.............................                 17,564,723
                                                       ------------
DENMARK -- 1.1%
Bang & Olufsen A/S (Class B) (a)(b).....      20,528        261,983
D/S Norden A/S..........................      11,280        425,230
East Asiatic Co., Ltd. (b)..............      28,892      1,038,107
Genmab A/S (a)..........................       8,750        225,487
GN Store Nord A/S (a)(b)................     162,585        884,247
IC Companys A/S.........................      21,368        570,580
NeuroSearch A/S (a).....................      19,493        572,181
SimCorp A/S.............................       6,929      1,418,954
                                                       ------------
TOTAL DENMARK...........................                  5,396,769
                                                       ------------
FINLAND -- 2.6%
Amer Sports Oyj (Class A) (b)...........      84,685        732,802
Atria Group PLC.........................      49,096        853,987
Citycon Oyj.............................     209,928        889,870
Cramo Oyj (Class B).....................      46,696        735,112
Finnlines Oyj (a).......................      83,438        963,494
HKScan Oyj..............................      75,306      1,026,998
Kemira Oyj..............................      19,514        312,048
Lassila & Tikanoja Oyj..................      66,053      1,583,414
Outotec Oyj.............................       9,230        293,305
Poyry Oyj...............................      69,715      1,262,571
Talvivaara Mining Co. PLC (a)...........      61,908        375,951
TietoEnator Oyj.........................      57,342      1,139,908
Vacon Oyj...............................      34,001      1,267,331
Vaisala Oyj (Class A)...................      34,591      1,256,457
YIT Oyj.................................      21,890        416,276
                                                       ------------
TOTAL FINLAND...........................                 13,109,524
                                                       ------------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
FRANCE -- 3.2%
Canal Plus..............................      31,697   $    258,344
Carbone Lorraine SA (b).................      22,897        844,077
Club Mediterranee SA (a)................      27,914        658,134
GL Events SA............................      26,117        602,405
Groupe Steria SCA.......................      27,117        963,177
IMS International Metal Service (a).....      33,324        642,481
Ingenico SA.............................      39,112      1,086,230
IPSOS...................................      46,982      1,456,223
Rhodia SA (a)...........................      54,289        824,094
Rubis...................................      28,952      2,640,714
Saft Groupe SA..........................      28,406      1,577,800
Sequana Capital SA (a)(b)...............      66,408        935,741
Societe de la Tour Eiffel...............      10,120        680,302
SOITEC (a)(b)...........................      79,665      1,114,973
Sperian Protection......................       9,048        693,808
STEF-TFE................................      20,344      1,181,741
UbiSoft Entertainment SA (a)............      19,884        376,094
                                                       ------------
TOTAL FRANCE............................                 16,536,338
                                                       ------------
GERMANY -- 2.6%
Aixtron AG..............................      22,254        605,684
Aurubis AG..............................      11,234        467,663
Demag Cranes AG.........................      24,737        887,319
Deutsche Wohnen AG (a)(b)...............      43,044        424,063
DIC Asset AG............................      30,609        400,433
Draegerwerk AG & Co. KGaA Preference
  Shares................................      12,488        478,247
Gerresheimer AG.........................      19,627        616,809
Gildemeister AG.........................      51,545        718,022
Indus Holding AG........................      55,743        947,607
Jenoptik AG (a).........................     123,910        661,085
Kloeckner & Co. AG (a)..................      22,570        516,632
Kontron AG..............................      70,067        858,254
KUKA AG (a)(b)..........................      42,012        636,197
Leoni AG................................      35,539        809,340
MLP AG..................................      51,556        597,600
MTU Aero Engines Holding AG.............         157          7,426
Nordex AG (a)...........................      13,660        238,004
Patrizia Immobilien AG (a)(b)...........     108,859        571,238
Pfleiderer AG (a).......................      45,009        542,107
Q-Cells SE (a)(b).......................      15,294        292,630
Solar Millennium AG (a).................      17,792        613,755
Stada Arzneimittel AG...................      17,030        464,996
Symrise AG..............................      41,444        789,340
Wirecard AG.............................      22,464        267,282
                                                       ------------
TOTAL GERMANY...........................                 13,411,733
                                                       ------------
GREECE -- 1.0%
Alapis Holding Industrial and
  Commercial SA.........................     452,178        396,569
Diana Shipping, Inc. ...................      17,614        228,982
DryShips, Inc. (b)......................      87,958        583,161
Ellaktor SA.............................      93,675        816,071
Fourlis Holdings SA.....................      40,442        634,885
Hellenic Exchanges SA...................      64,748        821,494
Intracom Holdings SA (a)................     337,694        863,813
Michaniki SA............................     154,524        390,751
Paragon Shipping, Inc. (b) .............      26,574        112,674
                                                       ------------
TOTAL GREECE............................                  4,848,400
                                                       ------------
HONG KONG -- 0.2%
Champion REIT...........................     664,000        276,736
Pacific Basin Shipping, Ltd. ...........   1,152,000        759,572
Sino Union Petroleum & Chemical
  International, Ltd. (a)...............   1,580,000        128,438
                                                       ------------
TOTAL HONG KONG.........................                  1,164,746
                                                       ------------
IRELAND -- 1.1%
C&C Group PLC (e).......................     144,321        607,548
C&C Group PLC (e).......................      70,473        297,700
Fyffes PLC..............................   1,284,427        769,753
Irish Life & Permanent PLC..............      63,298        519,977
Kingspan Group PLC (a)(e)...............      65,693        601,107
Kingspan Group PLC (a)(e)...............      33,336        306,982
Paddy Power PLC (e).....................      13,145        398,691
Paddy Power PLC (e).....................      58,398      1,775,751
Smurfit Kappa Group PLC.................      24,274        191,599
                                                       ------------
TOTAL IRELAND...........................                  5,469,108
                                                       ------------
ITALY -- 2.3%
Amplifon SpA (a)(b).....................     233,338        937,943
Astaldi SpA.............................     179,924      1,566,134
Banca Popolare dell'Etruria e del
  Lazio Scrl............................     177,066      1,218,383
Digital Multimedia Technologies
  SpA (a)...............................      23,985        361,106
Esprinet SpA............................      78,763        841,585
IMMSI SpA (a)...........................     591,618        739,377
Interpump Group SpA (a)(b)..............     182,131      1,165,382
Permasteelisa SpA (a)...................      86,675      1,677,413
Recordati SpA...........................     238,501      1,685,562
Sorin SpA (a)...........................     773,454      1,300,141
Tiscali SpA (a)(b)......................      41,654        222,537
                                                       ------------
TOTAL ITALY.............................                 11,715,563
                                                       ------------
JAPAN -- 29.7%
Alps Electric Co., Ltd. (a)(b)..........     145,336        840,834
Asahi Holdings, Inc. ...................      37,957        645,653
Bank of the Ryukyus, Ltd. ..............     111,700      1,378,550
Best Denki Co., Ltd. (b)................     187,769        891,292
Central Glass Co., Ltd. (b).............     434,145      1,934,705
COMSYS Holdings Corp. (b)...............     167,050      1,835,899
DA Office Investment Corp. (b)..........         257        846,764
Daifuku Co., Ltd. ......................      99,000        664,533
Daihen Corp. (b)........................     198,000        813,805
Daiichi Chuo Kisen Kaisha (a)(b)........     114,834        259,077
Daimei Telecom Engineering Corp. .......     108,400      1,072,680
Dainippon Screen Manufacturing Co.,
  Ltd. (a)(b)...........................     201,000        763,277
DCM Japan Holdings Co., Ltd. (b)........     141,633        969,688
Disco Corp. ............................         100          6,679
Don Quijote Co., Ltd. (b)...............      62,800      1,493,986
DOUTOR NICHIRES Holdings Co., Ltd. (b)..     135,732      2,087,485
DTS Corp. ..............................      71,282        653,627
eAccess, Ltd. ..........................       1,646      1,152,669
EDION Corp. (b).........................      83,700        728,233


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
FCC Co., Ltd. ..........................      83,248   $  1,454,179
Fukuoka REIT Corp. .....................         257      1,504,082
Furukawa Co., Ltd. (b)..................     583,387        820,984
Glory, Ltd. (b).........................      59,800      1,472,709
H2O Retailing Corp. (b).................     198,000      1,247,244
Hanwa Co., Ltd. ........................     308,000      1,114,559
Heiwa Real Estate Co., Ltd. (b).........     260,000        894,399
Hitachi Kokusai Electric, Inc. (b)......     121,372        946,196
Hitachi Zosen Corp. (a)(b)..............     657,000        836,522
Horiba, Ltd. (b)........................      42,413      1,103,728
Hosiden Corp. ..........................      91,700      1,246,428
Iino Kaiun Kaisha, Ltd. (b).............     114,400        554,527
IT Holdings Corp. (b)...................      76,808      1,062,882
Izumiya Co., Ltd. ......................     207,000      1,132,853
Japan Airport Terminal Co., Ltd. (b)....      78,200        982,577
Japan Asia Investment Co., Ltd. (a)(b)..     185,000        123,974
Japan Aviation Electronics Industry,
  Ltd. (b)..............................     110,000        658,513
Japan Excellent, Inc. ..................         204      1,116,435
Japan Logistics Fund, Inc. (b)..........         204      1,663,260
Juki Corp. (a)(b).......................     102,332        120,007
K's Holdings Corp. (b)..................      41,400      1,391,791
Kanematsu Corp. (a).....................     632,698        565,319
Katakura Industries Co., Ltd. (b).......      79,174        923,188
Kayaba Industry Co., Ltd. (a)(b)........     262,832        936,432
Keisei Electric Railway Co., Ltd. ......       2,000         13,313
Kenedix, Inc. (a)(b)....................         325        129,042
Kitz Corp. (b)..........................     115,000        580,555
Kiyo Holdings, Inc. ....................     940,000      1,196,850
Komori Corp. (b)........................      87,936      1,070,534
Kurabo Industries, Ltd. ................     577,000      1,205,104
Kyowa Exeo Corp. (b)....................     108,400      1,066,626
Makino Milling Machine Co., Ltd. (a)....     120,000        463,729
Marudai Food Co., Ltd. .................     452,656      1,420,633
Maruha Nichiro Holdings, Inc. ..........     638,485        976,964
Marusan Securities Co., Ltd. (b)........     134,898        828,658
Miraca Holdings, Inc. ..................      65,600      2,146,736
Mitsubishi Rayon Co., Ltd. .............       1,000          3,440
Mitsui Mining & Smelting Co.,
  Ltd. (a)(b)...........................     537,000      1,379,461
Mitsui-Soko Co., Ltd. (b)...............     255,000        971,184
Mitsumi Electric Co., Ltd. .............         300          6,494
Nabtesco Corp. (b)......................     110,000      1,315,798
Nakanishi, Inc. (b).....................       8,483        748,486
Nankai Electric Railway Co., Ltd. (b)...       3,000         13,838
Net One Systems Co., Ltd. (b)...........         768      1,157,983
Neturen Co., Ltd. (b)...................     175,203      1,365,854
New City Residence Investment
  Corp. (c)(f)..........................           4              0
Nihon Dempa Kogyo Co., Ltd. (b).........      21,000        408,578
Nihon Kohden Corp. (b)..................      55,800        934,207
Nikkiso Co., Ltd. ......................     196,000      1,707,489
Nippon Accommodations Fund, Inc. (b)....         208      1,159,234
Nippon Carbon Co., Ltd. (b).............     188,712        621,768
Nippon Konpo Unyu Soko Co., Ltd. .......     182,000      2,175,015
Nippon Light Metal Co., Ltd. (a)........   1,188,000      1,233,976
Nippon Seiki Co., Ltd. .................      81,000        922,768
Nippon Shinyaku Co., Ltd. ..............     174,000      2,468,085
Nippon Soda Co., Ltd. ..................     211,000        893,159
Nippon Suisan Kaisha, Ltd. (b)..........     332,399        991,238
Nippon Thompson Co., Ltd. ..............     179,000      1,017,602
Nishimatsu Construction Co., Ltd. ......     545,000        779,137
Nishimatsuya Chain Co., Ltd. (b)........      95,793      1,008,910
Nitto Boseki Co., Ltd. (b)..............     440,153        870,130
NOF Corp. (b)...........................     357,000      1,794,270
NSD Co., Ltd. (b).......................      76,308        824,997
Okasan Holdings, Inc. ..................     213,682        954,630
Oki Electric Industry Co., Ltd. (a).....   1,141,000      1,019,490
Orix JREIT, Inc. .......................         311      1,615,178
Osaka Securities Exchange Co.,
  Ltd. (b)..............................         249      1,134,662
OSG Corp. (b)...........................     122,700      1,263,522
Park24 Co., Ltd. (b)....................     152,913      1,765,924
Point, Inc. ............................      20,050      1,330,173
Premier Investment Co. .................         386      1,608,064
Rengo Co., Ltd. ........................     158,000        970,570
Rohto Pharmaceutical Co., Ltd. (b)......     135,000      1,847,043
Ryohin Keikaku Co., Ltd. (b)............      26,503      1,376,433
Sakai Chemical Industry Co., Ltd. ......     283,565      1,254,166
Sanden Corp. (a)........................     390,000      1,110,739
Sankyu, Inc. ...........................     224,000        968,202
Sanyo Shokai, Ltd. (b)..................     154,000        507,399
Sanyo Special Steel Co., Ltd. (b).......     170,937        635,752
Sato Corp. (b)..........................      97,900      1,336,168
Seiren Co., Ltd. (b)....................     163,400      1,074,916
Shima Seiki Manufacturing, Ltd. (b).....      56,625      1,318,625
Shimachu Co., Ltd. (b)..................      77,400      2,035,818
Shinko Electric Co., Ltd. (b)...........     366,000      1,009,683
Shochiku Co., Ltd. (b)..................     375,000      3,296,197
Shoei Co., Ltd. ........................      88,600        713,471
SMK Corp. (b)...........................     196,343      1,269,700
Star Micronics Co., Ltd. (b)............      52,000        484,950
Sumitomo Osaka Cement Co., Ltd. (b).....     761,793      1,446,415
Tadano, Ltd. (b)........................     114,526        565,371
Takara Holdings, Inc. (b)...............     256,000      1,775,574
Takasago International Corp. (b)........     279,694      1,583,792
Takefuji Corp. (b)......................      57,370        202,479
Takuma Co., Ltd. (a)(b).................     215,000        612,330
The Bank of Nagoya, Ltd. ...............     200,000        866,700
The Bank of Okinawa, Ltd. (b)...........      40,400      1,439,392
The Ehime Bank, Ltd. (b)................     553,000      1,544,089
The Eighteenth Bank, Ltd. ..............     522,730      1,564,658
The Hokuetsu Bank, Ltd. (b).............     748,000      1,436,935
The Michinoku Bank, Ltd. ...............     568,000      1,300,497
The Minato Bank, Ltd. (a)...............     628,000        876,752
The Miyazaki Bank, Ltd. (b).............     486,000      2,030,089
The Musashino Bank, Ltd. (b)............      32,200        976,411
The Oita Bank, Ltd. (b).................     320,000      1,254,482
The Tochigi Bank, Ltd. .................     208,000      1,012,878
The Tokushima Bank, Ltd. (b)............     219,000        900,117
The Tokyo Tomin Bank, Ltd. (b)..........      36,000        589,043
Toagosei Co., Ltd. .....................     467,818      1,593,617
TOC Co., Ltd. ..........................     163,700        722,192
Toei Co., Ltd. (b)......................     260,000      1,469,370
Toho Holdings Co., Ltd. (b).............      60,919        843,688
Toho Zinc Co., Ltd. ....................     190,000        914,614


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Tokai Tokyo Financial Holdings,
  Inc. (b)..............................     200,000   $    632,155
Tokuyama Corp. .........................       1,000          7,349
Tokyo Dome Corp. (b)....................     198,000        608,142
Tokyo Tatemono Co., Ltd. (b)............     172,000        843,335
Topy Industries, Ltd. ..................     598,381      1,323,275
Toyo Corp/Chuo-ku (b)...................     138,448      1,424,143
Toyo Tire & Rubber Co., Ltd. (a)........     309,000        745,452
Toyobo Co., Ltd. (b)....................     815,788      1,403,154
Tsumura & Co. ..........................         300         10,856
Ulvac, Inc. (b).........................      37,900      1,001,100
Unitika, Ltd. (a)(b)....................     829,000        740,716
Yodogawa Steel Works, Ltd. (b)..........     325,000      1,372,089
Zenrin Co., Ltd. (b)....................      46,077        673,130
                                                       ------------
TOTAL JAPAN.............................                150,991,925
                                                       ------------
NETHERLANDS -- 2.4%
Aalberts Industries NV (b)..............      71,896        965,781
ASM International NV (a)................      57,091      1,050,217
BinckBank NV............................      18,250        322,780
Chicago Bridge & Iron Co. NV............      33,224        620,624
Crucell NV (a)..........................      61,612      1,414,815
Draka Holdings (a)......................      22,580        419,496
Exact Holdings NV.......................      39,547      1,036,459
Imtech NV...............................         228          5,807
James Hardie Industries NV (a)..........       1,726         11,973
KAS Bank NV.............................      77,125      1,442,990
Koninklijke BAM Groep NV................      30,374        350,253
Nutreco Holding NV......................      10,544        512,300
OPG Groep NV............................     124,884      2,063,648
Ordina NV (a)...........................      77,573        484,169
Orthofix International N.V. (a)(b)......      23,838        700,599
ProLogis European Properties............      31,324        194,866
VistaPrint NV (a).......................      12,024        610,218
                                                       ------------
TOTAL NETHERLANDS.......................                 12,206,995
                                                       ------------
NEW ZEALAND -- 0.5%
Auckland International Airport, Ltd. ...     539,251        725,575
Fisher & Paykel Appliances Holdings,
  Ltd. (b)..............................     810,650        404,633
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................     561,337      1,331,914
Nuplex Industries, Ltd. ................      88,563        156,322
                                                       ------------
TOTAL NEW ZEALAND.......................                  2,618,444
                                                       ------------
NORWAY -- 1.7%
Deep Sea Supply PLC (a).................     141,956        219,211
DET Norske Oljeselskap ASA (a)(b).......     844,474        591,043
Ekornes ASA.............................     100,284      1,711,066
Ganger Rolf ASA.........................         924         23,887
Norske Skogindustrier ASA (a)...........     209,579        411,407
Norwegian Property ASA (a)..............     333,277        560,028
Petroleum Geo-Services ASA (a)..........      71,718        696,501
Prosafe Production Public, Ltd. (a).....     102,829        242,793
Sevan Marine ASA (a)....................     138,163        213,234
Songa Offshore SE (a)...................     103,553        492,574
Subsea 7, Inc. (a)......................      31,424        419,723
TGS Nopec Geophysical Co. ASA (a).......      37,544        559,701
Tomra Systems ASA.......................     156,395        727,757
Veidekke ASA............................     208,985      1,555,961
                                                       ------------
TOTAL NORWAY............................                  8,424,886
                                                       ------------
PORTUGAL -- 0.4%
Altri SGPS SA (a)(b)....................     150,412        906,251
Semapa-Sociedade de Investimento e
  Gestao, SGPS, SA......................     116,452      1,315,784
                                                       ------------
TOTAL PORTUGAL..........................                  2,222,035
                                                       ------------
SINGAPORE -- 2.8%
Bukit Sembawang Estates, Ltd. ..........     216,080        766,758
CapitaCommercial Trust..................     538,000        397,090
Cosco Corp. Singapore, Ltd. (b).........     361,000        307,441
Ezra Holdings, Ltd. (a).................     181,000        241,496
Haw Par Corp., Ltd. ....................     700,352      2,867,912
Hong Leong Finance, Ltd. ...............   1,371,656      2,628,346
Indofood Agri Resources, Ltd. (a).......     175,000        198,715
Mapletree Logistics Trust...............   3,192,965      1,744,852
Parkway Holdings, Ltd. (b)..............     956,309      1,404,890
Straits Asia Resources, Ltd. ...........     260,000        393,031
Suntec REIT.............................   1,949,000      1,466,194
Verigy, Ltd. (a)(b).....................      50,918        591,667
Wing Tai Holdings, Ltd. ................   1,016,000      1,211,369
                                                       ------------
TOTAL SINGAPORE.........................                 14,219,761
                                                       ------------
SOUTH KOREA -- 5.9%
Asiana Airlines (a).....................     161,603        539,020
Celltrion, Inc. (a).....................      15,958        209,929
Cheil Communications, Inc. .............       7,262      1,790,461
CJ CheilJedang Corp. ...................       2,133        375,640
Daewoo Motor Sales (a)..................      35,921        353,646
Daum Communications Corp. (a)...........      12,515        575,695
Dong-A Pharmaceutical Co., Ltd. ........       9,202        766,931
Doosan Corp. ...........................       3,963        299,348
Eugene Investment & Securities Co.,
  Ltd. (a)..............................     423,058        403,938
Hana Tour Service, Inc. ................      18,031        589,173
Hanjin Heavy Industries & Construction
  Co., Ltd. ............................       7,420        149,250
Hanjin Shipping Co., Ltd. ..............      17,480        304,871
Hanmi Pharm Co., Ltd. ..................       8,072        822,101
Hansol Paper Co. (a)....................      54,886        556,663
Hanwha Chemical Corp. (b)...............      71,285        774,409
Hanwha Securities Co. ..................      67,313        549,016
Hite Brewery Co., Ltd. (b)..............       6,424        915,962
Hotel Shilla Co., Ltd. .................      50,962        748,264
Humax Co., Ltd. ........................      47,691        566,666
Hyundai Department Store Co., Ltd. .....      14,352      1,339,885
Hyundai Marine & Fire Insurance
  Co., Ltd. ............................      60,592      1,118,503
Jeonbuk Bank............................     165,385      1,038,701
Korean Reinsurance Co. .................      85,539        860,290
LG International Corp. .................      47,849      1,283,283
LG Life Sciences, Ltd. (a)..............      17,276      1,070,357
LG Telecom, Ltd. .......................      56,400        407,353
LIG Insurance Co., Ltd. ................      41,252        833,268
LS Industrial Systems Co., Ltd. (b).....      15,678      1,237,474
MegaStudy Co., Ltd. ....................       3,969        816,875
Meritz Fire & Marine Insurance Co.,
  Ltd. (a)..............................     114,807        779,509
Meritz Securities Co., Ltd. ............     542,110        630,334
Orion Corp. ............................       4,558        870,401
Poongsan Corp. (a)(e)...................           8            147


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Poongsan Corp. (a)(e)...................      86,345   $  1,758,778
Samsung Fine Chemicals Co., Ltd. .......      20,172        927,921
Seoul Semiconductor Co., Ltd. (a).......       8,335        297,817
SFA Engineering Corp. ..................      15,443        537,376
SK Chemicals Co., Ltd. .................      21,696      1,209,783
STX Offshore & Shipbuilding Co., Ltd. ..      16,360        202,027
STX Pan Ocean Co. Ltd. .................      37,400        344,401
Taekwang Industrial Co. Ltd. ...........         306        226,724
Yuhan Corp. ............................       6,922      1,119,152
                                                       ------------
TOTAL SOUTH KOREA.......................                 30,201,342
                                                       ------------
SPAIN -- 2.0%
Almirall SA.............................      12,020        155,843
Amper, SA...............................      97,752      1,085,919
Campofrio Alimentacion SA...............     145,907      1,522,764
Construcciones y Auxiliar de
  Ferrocarriles SA......................       4,189      2,130,825
Ercros SA (a)...........................   1,747,122        490,323
Faes Farma SA (b).......................     143,707        917,947
General de Alquiler de Maquinaria (a)...      46,081        479,579
Grupo Empresarial San Jose (a)..........      14,753        212,841
Tubacex SA..............................     194,164        957,857
Tubos Reunidos SA.......................     231,983        827,378
Vidrala SA..............................      51,574      1,331,312
                                                       ------------
TOTAL SPAIN.............................                 10,112,588
                                                       ------------
SWEDEN -- 2.0%
Boliden AB..............................       1,053         11,279
Castellum AB (b)........................     156,568      1,511,307
Carnegie Investment Bank AB (b)(c)......      59,625              0
Elekta AB (Class B) (b).................      85,497      1,650,557
Haldex AB (a)(b)........................     107,494        991,493
Intrum Justitia AB (b)..................      85,055        948,725
Kungsleden AB...........................     130,185        861,961
New Wave Group AB (Class B) (b).........     195,235        714,732
Q-Med AB (a)............................     116,730        684,403
TradeDoubler AB (a).....................      47,199        492,721
Trelleborg AB (Class B) (a)(b)..........     202,550      1,167,302
Wihlborgs Fastigheter AB................      75,682      1,398,843
                                                       ------------
TOTAL SWEDEN............................                 10,433,323
                                                       ------------
SWITZERLAND -- 2.3%
Basilea Pharmaceutica AG (a)(b).........       7,321        735,875
Belimo Holding AG.......................       1,942      1,918,325
Daetwyler Holding AG....................      24,971      1,439,084
Georg Fischer AG (a)(b).................       2,435        637,702
Kudelski SA.............................      51,346      1,190,560
Kuoni Reisen Holding (Class B)..........       3,669      1,361,312
Meyer Burger Technology AG (a)..........         690        166,174
Mobimo Holding AG (a)...................       2,483        392,915
Petroplus Holdings AG (a)...............      30,634        771,718
Temenos Group AG (a)(b).................      57,484      1,346,178
Valora Holding AG.......................       6,719      1,599,376
                                                       ------------
TOTAL SWITZERLAND.......................                 11,559,219
                                                       ------------
UNITED KINGDOM -- 11.8%
Arriva PLC..............................      95,132        761,508
Barratt Developments PLC (a)............     113,902        447,043
Bellway PLC.............................      72,618        964,556
Berkeley Group Holdings PLC (a).........         278          3,939
Bodycote PLC............................     166,242        442,689
Bovis Homes Group PLC (a)...............     141,935      1,060,107
Britvic PLC.............................     180,015      1,014,872
BTG PLC (a).............................      80,575        233,895
Charter International PLC...............      46,828        513,775
Chemring Group PLC......................      33,405      1,305,738
Chloride Group (b)......................     392,206      1,142,267
Connaught PLC...........................     262,212      1,698,444
Cookson Group PLC (a)...................      78,468        515,921
Croda International PLC (b).............      92,790        973,528
CSR PLC (a).............................      54,524        409,069
Dairy Crest Group PLC...................     136,237        835,611
Debenhams PLC...........................     425,349        516,674
Dimension Data Holdings PLC.............   1,133,852      1,145,179
DS Smith PLC............................     257,593        442,056
DSG International PLC (a)...............   1,643,292        703,043
Elementis PLC...........................     702,359        631,866
Emerald Energy PLC (a)..................      26,264        314,200
Enterprise Inns PLC.....................     138,896        276,568
Fenner PLC..............................     277,314        655,304
Galliford Try PLC.......................     479,488        448,618
Game Group PLC..........................     320,790        819,350
Gem Diamonds, Ltd. (a)..................      50,308        191,415
Hardy Oil & Gas PLC (a).................      23,520        178,585
Helphire PLC............................     294,158        207,003
Henderson Group PLC.....................     398,092        821,328
Hiscox, Ltd. ...........................         945          5,207
HMV Group PLC (b).......................     614,926      1,031,673
Hochschild Mining PLC...................      40,814        204,313
Hunting PLC.............................      46,194        398,215
Intermediate Capital Group PLC..........     134,153        641,313
International Personal Finance..........     226,088        589,760
Interserve PLC..........................     143,853        529,164
ITE Group PLC (b).......................     399,490        781,085
Jardine Lloyd Thompson Group PLC........     153,262      1,190,056
JKX Oil & Gas PLC.......................      54,101        240,284
Keller Group PLC........................      77,331        899,149
Kier Group PLC..........................      45,565        862,104
Laird Group PLC.........................     158,571        528,144
Lamprell PLC............................      59,588        165,540
Melrose PLC.............................     443,996      1,313,694
Michael Page International PLC..........     207,642      1,111,181
Micro Focus International PLC...........      73,718        419,138
Mitchells & Butlers PLC (a).............     176,220        731,932
Mitie Group.............................     382,228      1,542,351
Mondi PLC...............................     263,327      1,300,939
Morgan Crucible Co. ....................     231,931        637,644
Morgan Sindall PLC......................      51,745        549,929
N Brown Group PLC.......................     196,652        773,079
National Express Group PLC..............      49,888        381,388
Northern Foods PLC......................     736,184        829,489
Northgate PLC...........................      39,160        147,996
Pace PLC................................      77,408        282,022
PayPoint PLC............................      82,267        592,082
Persimmon PLC (a).......................         849          6,197
Premier Farnell PLC.....................     361,613        858,843
Premier Foods PLC (a)...................   1,017,325        683,365
Punch Taverns PLC (a)...................     144,593        278,431
PV Crystalox Solar PLC..................     203,864        241,603


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Rank Group PLC (a)......................     642,460   $    917,060
Redrow PLC (a)..........................     236,631        813,680
Regus PLC...............................     166,320        266,536
Restaurant Group PLC....................     261,863        808,304
RPS Group PLC...........................     238,326        857,625
Salamander Energy PLC (a)...............      67,708        244,191
Senior PLC..............................     519,009        512,573
Shaftesbury PLC.........................     251,993      1,440,008
Shanks Group PLC........................     325,754        516,566
SIG PLC.................................     230,541        508,828
SOCO International PLC (a)(b)...........      22,884        517,517
Spectris PLC............................      87,420        987,794
Spirent Communications PLC..............     228,968        319,509
SSL International PLC...................     156,803      1,605,010
St James's Place PLC....................     145,485        606,601
Stagecoach Group PLC....................     239,408        623,357
Taylor Wimpey PLC (a)...................       3,975          2,678
Travis Perkins PLC......................         375          4,996
Tullett Prebon PLC......................     198,662      1,241,689
UK Coal PLC (a).........................     130,469        241,009
Ultra Electronics Holdings PLC..........      40,179        859,803
Unite Group PLC.........................     195,157        821,667
UTV Media PLC...........................       1,103          1,751
Victrex PLC.............................     120,536      1,471,870
Wellstream Holdings PLC.................      36,704        358,086
Wetherspoon (J.D.) PLC..................     123,980        948,210
WH Smith PLC............................     131,581        949,103
Wincanton PLC...........................     184,030        696,087
Yell Group PLC (a)(b)...................     476,869        448,456
                                                       ------------
TOTAL UNITED KINGDOM....................                 60,012,025
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $574,243,634)...................                504,673,117
RIGHTS -- 0.1%
FINLAND -- 0.0% (G)
Amer Sports Oyj
  (expiring 9/10/19) (a)(b).............      82,961        211,808
FRANCE -- 0.0% (G)
Carbone Lorraine SA
  (expiring 10/2/09) (a)(b).............      21,733         63,852
GERMANY -- 0.1%
Deutsche Wohnen AG
  (expiring 10/7/09) (a)................      42,168        286,612
UNITED KINGDOM -- 0.0% (G)
UK Coal PLC
  (expiring 10/8/09) (a)................      66,610         43,146
Unite Group PLC
  (expiring 10/2/09) (a)................      32,944          6,981
                                                       ------------
TOTAL UNITED KINGDOM....................                     50,127
                                                       ------------
TOTAL RIGHTS --
  (Cost $557,204).......................                    612,399
SHORT TERM INVESTMENTS -- 9.5%
UNITED STATES -- 9.5%
MONEY MARKET FUNDS -- 9.5%
State Street Navigator Securities
  Lending Prime Portfolio (h)(i)........  48,381,934     48,381,934
AIM Prime Money Market Fund.............     150,520        150,520
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $48,532,454)....................                 48,532,454
                                                       ------------
TOTAL INVESTMENTS -- 108.8%
  (Cost $623,333,292)...................                553,817,970
OTHER ASSETS AND
  LIABILITIES -- (8.8)%.................                (44,784,881)
                                                       ------------
NET ASSETS -- 100.0%....................               $509,033,089
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. New City Residence Investment
     Corp., Carnegie Investment Bank AB and Record Reality's are determined based on Level 3 inputs.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Reflect separate holdings of the issuer's common stock traded on different securities exchanges.
(f)  Company has filed for insolvency.
(g)  Amount shown represents less than 0.05% of net assets.
(h)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 19.0%
Abacus Property Group...................    4,847,546   $    1,882,409
Babcock & Brown Japan Property Trust....    1,907,061          774,216
Bunnings Warehouse Property Trust.......    1,211,819        1,866,262
CFS Retail Property Trust (a)...........    5,090,170        9,029,585
Commonwealth Property Office Fund.......    6,955,476        5,831,629
Dexus Property Group....................   17,623,861       13,143,081
Goodman Group (a).......................   19,060,803       11,186,707
GPT Group...............................   34,782,534       21,027,673
ING Industrial Fund (a).................    4,244,545        2,359,995
ING Office Fund.........................   10,137,401        5,010,189
Macquarie CountryWide Trust (a).........    5,490,837        3,101,401
Macquarie Office Trust (a)..............   17,090,488        4,524,964
Westfield Group.........................    8,048,146       98,730,213
                                                        --------------
TOTAL AUSTRALIA.........................                   178,468,324
                                                        --------------
AUSTRIA -- 2.7%
Atrium European Real Estate,
  Ltd. (a)(b)...........................      851,789        6,113,244
CA Immobilien Anlagen AG (a)(b).........      294,427        3,804,417
IMMOEAST AG (a)(b)......................    1,418,306        8,748,640
Immofinanz AG (a)(b)....................    1,524,662        6,373,791
                                                        --------------
TOTAL AUSTRIA...........................                    25,040,092
                                                        --------------
BELGIUM -- 1.1%
Befimmo S.C.A. (a)......................       51,117        4,632,498
Cofinimmo (a)...........................       41,117        5,740,820
                                                        --------------
TOTAL BELGIUM...........................                    10,373,318
                                                        --------------
CANADA -- 7.6%
Artis REIT..............................       60,532          516,042
Boardwalk REIT..........................       88,872        3,192,039
Brookfield Asset Management, Inc. (Class
  A) (a)................................    1,920,710       43,611,015
Calloway REIT...........................      145,843        2,581,773
Canadian Apartment Properties REIT......      124,798        1,715,057
Canadian REIT...........................      121,488        2,920,330
Chartwell Seniors Housing REIT..........      183,942        1,139,676
Extendicare REIT........................      127,421          997,239
First Capital Realty, Inc. (a)..........      127,709        2,290,504
H&R REIT................................      270,807        3,512,190
Primaris Retail REIT....................      114,611        1,623,113
RioCan REIT.............................      430,956        7,227,437
                                                        --------------
TOTAL CANADA............................                    71,326,415
                                                        --------------
CHINA -- 3.4%
Hong Kong Land Holdings, Ltd. (a).......    4,581,000       19,927,350
Kerry Properties, Ltd. .................    2,315,670       12,385,020
                                                        --------------
TOTAL CHINA.............................                    32,312,370
                                                        --------------
FRANCE -- 11.2%
Fonciere des Regions (a)................       83,634        9,729,703
Gecina SA (a)...........................       78,425        9,342,655
Klepierre (a)...........................      329,182       13,041,984
SILIC (a)...............................       31,978        4,119,861
Unibail-Rodamco SE (a)..................      331,056       68,690,243
                                                        --------------
TOTAL FRANCE............................                   104,924,446
                                                        --------------
GERMANY -- 0.3%
IVG Immobilien AG (a)(b)................      257,458        2,814,921
                                                        --------------
HONG KONG -- 8.4%
Champion REIT...........................    6,554,505        2,731,731
GZI REIT................................    2,709,000          996,206
Hang Lung Group, Ltd. ..................    3,140,808       15,724,202
Hang Lung Properties, Ltd. .............    6,861,755       25,277,657
Hysan Development Co., Ltd. ............    2,307,893        5,777,141
Prosperity REIT.........................    4,216,000          723,515
The Link REIT...........................    8,125,925       17,887,405
Wheelock & Co., Ltd. ...................    3,102,545       10,168,275
                                                        --------------
TOTAL HONG KONG.........................                    79,286,132
                                                        --------------
ITALY -- 0.1%
Beni Stabili SpA (a)....................    1,436,448        1,236,697
                                                        --------------
JAPAN -- 19.0%
Aeon Mall Co., Ltd. (a).................      298,540        6,231,879
DA Office Investment Corp. (a)..........          882        2,906,014
Daibiru Corp. ..........................      214,600        1,871,923
Frontier Real Estate Investment
  Corp. (a).............................          543        4,214,944
Fukuoka REIT Corp. .....................          310        1,814,263
Global One REIT.........................          360        2,661,752
Hankyu REIT, Inc. (a)...................          317        1,487,016
Heiwa Real Estate Co., Ltd. (a).........      557,500        1,917,798
Japan Excellent, Inc. ..................          525        2,873,178
Japan Hotel and Resort, Inc. ...........          290          419,445
Japan Office Investment Corp. (a).......          500          577,986
Japan Prime Realty Investment
  Corp. (a).............................        2,326        5,668,545
Japan Real Estate Investment Corp. (a)..        1,658       13,592,137
Japan Retail Fund Investment Corp. (a)..        1,455        7,914,056
Kenedix Realty Investment Corp. ........          751        2,826,682
Mitsui Fudosan Co., Ltd. (a)............    3,304,000       56,053,789
Mori Hills REIT Investment Corp. .......          416        1,486,793
Mori Trust Sogo REIT, Inc. (a)..........          424        3,433,294
Nippon Building Fund, Inc. (a)..........        2,027       18,133,992
Nippon Commercial Investment Corp. (a)..          967        1,806,881
Nippon Residential Investment
  Corp. (a).............................          934        2,407,631
Nomura Real Estate Office Fund,
  Inc. (a)..............................        1,086        7,241,213
NTT Urban Development Corp. (a).........        4,068        3,743,823
Orix JREIT, Inc. (a)....................          941        4,887,083
Premier Investment Co. .................          492        2,049,657
Shoei Co., Ltd. (a).....................      136,690        1,100,726
TOC Co., Ltd. ..........................      362,100        1,597,470
Tokyu Land Corp. (a)....................    1,712,000        6,864,444
Tokyu REIT, Inc. (a)....................          630        3,152,287
Top REIT, Inc. .........................          579        2,793,634
United Urban Investment Corp. (a).......          751        4,411,973
                                                        --------------
TOTAL JAPAN.............................                   178,142,308
                                                        --------------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
NETHERLANDS -- 3.0%
Corio NV................................      286,289   $   19,722,424
Eurocommercial Properties NV............      117,073        4,630,658
VastNed Retail NV.......................       63,370        4,074,702
                                                        --------------
TOTAL NETHERLANDS.......................                    28,427,784
NEW ZEALAND -- 0.7%
AMP NZ Office Trust (a).................    2,891,071        1,777,691
Goodman Property Trust (a)..............    2,296,644        1,661,392
ING Property Trust (a)..................    2,037,394        1,164,342
Kiwi Income Property Trust (a)..........    2,993,938        2,295,764
                                                        --------------
TOTAL NEW ZEALAND.......................                     6,899,189
SINGAPORE -- 6.5%
Ascendas REIT (a).......................    4,864,773        6,663,363
Cambridge Industrial Trust (a)..........    2,616,074          844,763
CapitaCommercial Trust..................    6,032,769        4,452,702
CapitaLand, Ltd. (a)....................    9,378,999       24,761,276
CapitaMall Trust........................    7,542,311        9,902,612
Frasers Commercial Trust (a)............    9,594,280        1,089,447
Guocoland, Ltd. (a).....................      911,000        1,409,446
Mapletree Logistics Trust...............    3,848,000        2,102,807
Singapore Land, Ltd. ...................      489,000        1,880,969
Starhill Global REIT (a)................    3,734,000        1,590,007
Suntec REIT.............................    5,915,388        4,450,028
United Industrial Corp., Ltd. (a).......    1,440,000        1,880,416
                                                        --------------
TOTAL SINGAPORE.........................                    61,027,836
SOUTH AFRICA -- 0.6%
Capital Property Fund...................    1,348,674        1,190,713
Fountainhead Property Trust.............    3,734,257        3,070,197
SA Corporate Real Estate Fund...........    2,988,577          958,396
Sycom Property Fund.....................      372,563          934,173
                                                        --------------
TOTAL SOUTH AFRICA......................                     6,153,479
SPAIN -- 0.0% (E)
Martinsa-Fadesa SA (b)(c)(d)............       35,998                0
SWEDEN -- 1.3%
Castellum AB (a)........................      601,696        5,808,001
Fabege AB (a)...........................      472,283        2,769,058
Kungsleden AB...........................      511,759        3,388,381
                                                        --------------
TOTAL SWEDEN............................                    11,965,440
SWITZERLAND -- 1.5%
PSP Swiss Property AG (a)(b)............      156,069        9,024,373
Swiss Prime Site AG (a)(b)..............       89,766        4,736,364
                                                        --------------
TOTAL SWITZERLAND.......................                    13,760,737
UNITED KINGDOM -- 13.2%
Big Yellow Group PLC (b)................      353,125        2,117,889
British Land Co. PLC....................    3,264,699       24,812,076
Derwent London PLC......................      377,937        7,374,333
Grainger PLC............................      517,671        2,463,941
Great Portland Estates PLC (a)..........    1,172,252        4,962,705
Hammerson PLC...........................    2,612,812       16,477,012
Land Securities Group PLC...............    2,869,839       28,686,732
Liberty International PLC (a)...........    1,960,226       15,048,420
Segro PLC...............................    2,752,896       16,180,453
Shaftesbury PLC (a).....................      845,818        4,833,408
Workspace Group PLC.....................    2,962,300        1,042,306
                                                        --------------
TOTAL UNITED KINGDOM....................                   123,999,275
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,181,519,660).................                   936,158,763
SHORT TERM INVESTMENTS -- 14.9%
UNITED STATES -- 14.9%
MONEY MARKET FUNDS -- 14.9%
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  139,519,285      139,519,285
AIM Prime Money Market Fund.............      217,669          217,669
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $139,736,954)...................                   139,736,954
                                                        --------------
TOTAL INVESTMENTS -- 114.5%
  (Cost $1,321,256,614).................                 1,075,895,717
OTHER ASSETS AND
  LIABILITIES -- (14.5)%................                  (136,630,942)
                                                        --------------
NET ASSETS -- 100.0%....................                $  939,264,775
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(d)  Company has filed for insolvency.
(e)  Amount shown represents less than 0.05% of net assets.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.4%
AUSTRALIA -- 1.1%
AGL Energy, Ltd. .......................      26,577   $    320,636
Macquarie Infrastructure Group..........     130,255        169,561
Transurban Group (a)....................      75,360        272,687
                                                       ------------
TOTAL AUSTRALIA.........................                    762,884
                                                       ------------
AUSTRIA -- 0.2%
Oesterreichische
  Elektrizitaetswirtschafts AG..........       2,670        134,840
                                                       ------------
BRAZIL -- 0.8%
Centrais Eletricas Brasileiras SA ADR...      16,140        249,583
Companhia Energetica de Minas Gerais
  ADR (a)...............................      20,632        313,606
                                                       ------------
TOTAL BRAZIL............................                    563,189
                                                       ------------
CANADA -- 3.8%
Enbridge, Inc. (a)......................      22,120        856,730
Fortis, Inc. (a)........................       9,793        227,922
TransAlta Corp. (a).....................      11,864        241,414
TransCanada Corp. (a)...................      39,995      1,243,486
                                                       ------------
TOTAL CANADA............................                  2,569,552
                                                       ------------
FINLAND -- 1.0%
Fortum Oyj..............................      26,239        671,954
                                                       ------------
FRANCE -- 9.3%
Electricite de France...................      15,110        895,378
GDF Suez................................      97,003      4,302,595
Veolia Environnement (a)................      27,627      1,057,615
                                                       ------------
TOTAL FRANCE............................                  6,255,588
                                                       ------------
GERMANY -- 10.7%
E.ON AG.................................     118,085      5,002,087
RWE AG..................................      23,178      2,150,318
                                                       ------------
TOTAL GERMANY...........................                  7,152,405
                                                       ------------
HONG KONG -- 3.0%
CLP Holdings, Ltd. .....................     107,500        729,608
Hong Kong & China Gas Co., Ltd. ........     294,320        743,580
HongKong Electric Holdings, Ltd. .......      94,500        518,223
                                                       ------------
TOTAL HONG KONG.........................                  1,991,411
                                                       ------------
ITALY -- 6.3%
A2A SpA.................................      94,241        185,001
Atlantia SpA............................      25,273        612,121
Enel SpA................................     413,816      2,623,644
Snam Rete Gas SpA.......................      95,269        463,022
Terna -- Rete Elettrica Nationale SpA...      89,005        346,713
                                                       ------------
TOTAL ITALY.............................                  4,230,501
                                                       ------------
JAPAN -- 10.0%
Chubu Electric Power Co., Inc. (a)......      34,470        839,276
Electric Power Development Co.,
  Ltd. (a)..............................       9,700        308,220
Hokkaido Electric Power Co., Inc. (a)...       9,700        202,375
Hokuriku Electric Power Co. (a).........       9,900        252,656
Kyushu Electric Power Co., Inc. (a).....      21,109        479,777
Osaka Gas Co., Ltd. (a).................      96,000        337,745
Shikoku Electric Power Co., Inc. (a)....      10,826        331,303
The Chugoku Electric Power Co.,
  Inc. (a)..............................      16,200        357,165
The Kansai Electric Power Co.,
  Inc. (a)..............................      42,429      1,028,323
The Tokyo Electric Power Co., Inc. (a)..      59,927      1,576,234
Tohoku Electric Power Co., Inc. (a).....      22,200        495,896
Tokyo Gas Co., Ltd. (a).................     121,000        504,082
                                                       ------------
TOTAL JAPAN.............................                  6,713,052
                                                       ------------
PORTUGAL -- 1.5%
Brisa Auto- Estradas de Portugal SA.....      26,751        263,156
EDP -- Energias de Portugal SA..........     161,537        739,051
                                                       ------------
TOTAL PORTUGAL..........................                  1,002,207
                                                       ------------
SOUTH KOREA -- 0.7%
Korea Electric Power Corp. ADR..........      30,510        464,972
                                                       ------------
SPAIN -- 6.7%
Abertis Infraestructuras SA.............      20,859        472,894
Enagas..................................      10,763        224,657
Gas Natural SDG SA......................      27,062        597,303
Iberdrola Renovables SA.................      50,557        248,301
Iberdrola SA............................     304,341      2,982,754
                                                       ------------
TOTAL SPAIN.............................                  4,525,909
                                                       ------------
UNITED KINGDOM -- 7.3%
Centrica PLC............................     301,220      1,212,098
Drax Group PLC..........................      21,783        164,264
International Power PLC.................      90,069        416,310
National Grid PLC.......................     144,587      1,396,721
Pennon Group PLC........................      21,132        160,741
Scottish & Southern Energy PLC..........      54,044      1,013,886
Severn Trent PLC........................      13,632        211,592
United Utilities Group PLC..............      40,084        292,719
                                                       ------------
TOTAL UNITED KINGDOM....................                  4,868,331
                                                       ------------
UNITED STATES -- 37.0%
Allegheny Energy, Inc. (a)..............      10,022        265,784
Alliant Energy Corp. (a)................       6,487        180,663
Ameren Corp. ...........................      13,744        347,448
American Electric Power Co., Inc. ......      28,173        873,081
American Tower Corp. (Class A) (a)(b)...      23,390        851,396
Aqua America, Inc. (a)..................       8,191        144,489
CenterPoint Energy, Inc. ...............      21,504        267,295
CMS Energy Corp. (a)....................      13,486        180,712
Consolidated Edison, Inc. (a)...........      16,120        659,953
Constellation Energy Group, Inc. .......      11,854        383,714
Crown Castle International
  Corp. (a)(b)..........................      12,689        397,927
Dominion Resources, Inc. (a)............      34,678      1,196,391
DTE Energy Co. (a)......................       9,698        340,788
Duke Energy Corp. (a)...................      76,655      1,206,550
Edison International (a)................      19,105        641,546
El Paso Corp. (a).......................      41,427        427,527
Entergy Corp. ..........................      11,605        926,775
EQT Corp. (a)...........................       7,544        321,374
Exelon Corp. ...........................      39,005      1,935,428
FirstEnergy Corp. (a)...................      17,975        821,817
FPL Group, Inc. (a).....................      24,154      1,334,026
Integrys Energy Group, Inc. (a).........       4,416        158,490
Kinder Morgan Management, LLC...........       4,802        227,375
Mirant Corp. (a)(b).....................       8,268        135,843


See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
National Fuel Gas Co. (a)...............       4,753   $    217,735
NiSource, Inc. (a)......................      16,074        223,268
Northeast Utilities (a).................      10,410        247,133
NRG Energy, Inc. (a)(b).................      15,675        441,878
NSTAR (a)...............................       6,241        198,589
ONEOK, Inc. ............................       6,108        223,675
Pepco Holdings, Inc. (a)................      12,740        189,571
PG&E Corp. (a)..........................      21,939        888,310
Pinnacle West Capital Corp. (a).........       6,061        198,922
PPL Corp. ..............................      22,193        673,336
Progress Energy, Inc. (a)...............      16,372        639,490
Public Service Enterprise Group, Inc. ..      29,873        939,207
RRI Energy, Inc. (a)(b).................      20,953        149,604
SBA Communications Corp. (Class A)
  (a) (b)...............................       6,862        185,480
SCANA Corp. (a).........................       7,170        250,233
Sempra Energy (a).......................      14,343        714,425
Spectra Energy Corp. ...................      37,919        718,186
The AES Corp. (b).......................      39,007        578,084
The Southern Co. (a)....................      47,004      1,488,617
The Williams Cos., Inc. ................      34,006        607,687
Wisconsin Energy Corp. (a)..............       6,801        307,201
Xcel Energy, Inc. (a)...................      26,767        514,998
                                                       ------------
TOTAL UNITED STATES.....................                 24,822,021
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $88,320,503)....................                 66,728,816
SHORT TERM INVESTMENTS -- 17.0%
UNITED STATES -- 17.0%
MONEY MARKET FUNDS -- 17.0%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  11,290,328     11,290,328
AIM Prime Money Market Fund.............     101,816        101,816
                                                       ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,392,144)....................                 11,392,144
                                                       ------------
TOTAL INVESTMENTS -- 116.4%
  (Cost $99,712,647)....................                 78,120,960
OTHER ASSETS AND
  LIABILITIES -- (16.4)%................                (11,022,084)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 67,098,876
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
(d)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.5%
AUSTRALIA -- 6.1%
Alumina, Ltd. (a)(b)....................     179,960   $    290,648
Amcor, Ltd. ............................      77,684        375,709
AMP, Ltd. (a)...........................      52,491        302,045
Australia & New Zealand Banking
  Group, Ltd. ..........................      35,910        772,977
BHP Billiton, Ltd. .....................      79,532      2,648,306
BlueScope Steel, Ltd. ..................     111,915        289,398
Boral, Ltd. (a).........................      92,781        498,673
Brambles, Ltd. .........................      41,771        297,869
CFS Retail Property Trust (a)...........     128,459        227,877
Coca-Cola Amatil, Ltd. .................      55,891        483,894
Commonwealth Bank of Australia (a)......      27,964      1,277,171
CSL, Ltd. ..............................      16,474        486,479
Fortescue Metals Group, Ltd. (b)........      49,313        166,251
Foster's Group, Ltd. ...................      68,119        333,657
Insurance Australia Group, Ltd. ........      61,815        206,217
Lend Lease Corp., Ltd. .................      49,858        466,423
Macquarie Group, Ltd. ..................      14,414        747,872
Macquarie Infrastructure Group..........     227,007        295,509
National Australia Bank, Ltd. ..........      35,426        961,718
Newcrest Mining, Ltd. ..................      13,958        392,965
Origin Energy, Ltd. ....................      46,737        673,163
OZ Minerals, Ltd. (b)...................     252,300        253,841
Perpetual, Ltd. (a).....................      10,993        379,731
Qantas Airways, Ltd. ...................     143,946        363,333
QBE Insurance Group, Ltd. (a)...........      20,294        430,926
Rio Tinto, Ltd. ........................       7,548        394,627
Santos, Ltd. ...........................      41,081        551,092
Sonic Healthcare, Ltd. .................      21,141        265,130
Suncorp-Metway, Ltd. ...................      51,747        405,544
Toll Holdings, Ltd. (a).................      57,331        431,597
Transurban Group (a)....................      48,341        174,920
Wesfarmers, Ltd. PPS....................      10,524        246,595
Westfield Group.........................      34,395        421,939
Westpac Banking Corp. (a)...............      38,822        899,387
Woodside Petroleum, Ltd. ...............      14,858        683,577
Woolworths, Ltd. .......................      28,544        736,852
                                                       ------------
TOTAL AUSTRALIA.........................                 18,833,912
                                                       ------------
AUSTRIA -- 0.5%
Erste Group Bank AG (a).................      11,434        510,417
OMV AG..................................       5,793        233,453
Raiffeisen International Bank-Holding
  AG (a)................................       7,728        503,351
Telekom Austria AG......................      11,842        213,252
                                                       ------------
TOTAL AUSTRIA...........................                  1,460,473
                                                       ------------
BELGIUM -- 0.7%
Anheuser-Busch InBev NV.................      12,627        575,947
Anheuser-Busch InBev NV -- VVPR
  Strip (b).............................       8,694             38
Delhaize Group..........................       2,608        180,847
Dexia SA (b)............................      36,077        332,223
Fortis (b)..............................      91,563        428,414
Fortis VVPR Strip (b)...................       5,332             15
KBC Groep NV (b)........................       7,494        375,995
Solvay SA...............................       2,313        239,876
UCB SA (a)..............................       3,897        164,280
                                                       ------------
TOTAL BELGIUM...........................                  2,297,635
                                                       ------------
BRAZIL -- 3.0%
Banco Bradesco SA ADR (a)...............      43,764        870,466
Companhia de Bebidas das Americas
  Preference Shares ADR (a).............       7,396        608,395
Companhia Energetica de Minas Gerais
  ADR (a)...............................      37,161        564,847
Companhia Siderurgica Nacional SA
  ADR (a)...............................      18,308        560,225
Gerdau SA ADR (a).......................      41,162        553,217
Itau Unibanco Holding SA ADR (a)........      74,703      1,505,265
Petroleo Brasileiro SA Preference Shares
  ADR (a)...............................      68,489      2,692,303
Tele Norte Leste Participacoes SA
  ADR (a)...............................      14,723        276,645
Vale SA Preference Shares ADR...........      86,753      1,779,304
                                                       ------------
TOTAL BRAZIL............................                  9,410,667
                                                       ------------
CANADA -- 7.1%
Agnico-Eagle Mines, Ltd. (a)............       2,624        177,028
Agrium, Inc. (a)........................       4,295        214,170
Bank of Montreal (a)....................      14,312        722,334
Bank of Nova Scotia (a).................      21,404        974,577
Barrick Gold Corp. .....................      22,813        861,678
Brookfield Asset Management, Inc. (Class
  A) (a)................................      14,467        328,483
Brookfield Properties Corp. (a).........      24,212        273,860
Cameco Corp. ...........................       9,689        268,201
Canadian Imperial Bank of Commerce (a)..       8,778        533,975
Canadian National Railway Co. ..........      13,063        641,770
Canadian Natural Resources, Ltd. .......      13,280        894,572
Canadian Pacific Railway, Ltd. (a)......       5,776        269,615
Canadian Tire Corp., Ltd. (Class A).....       4,309        231,890
Enbridge, Inc. (a)......................      11,817        457,684
EnCana Corp. (a)........................      19,142      1,105,752
Enerplus Resources Fund.................       7,605        173,598
Gildan Activewear, Inc. (b).............      10,131        199,732
Goldcorp, Inc. .........................      17,902        716,881
Husky Energy, Inc. (a)..................       9,793        275,003
IGM Financial, Inc. (a).................       8,178        323,524
Imperial Oil, Ltd. (a)..................      10,985        417,068
Kinross Gold Corp. .....................      11,801        256,515
Loblaw Co., Ltd. (a)....................       7,811        229,971
Manulife Financial Corp. (a)............      34,412        721,392
National Bank of Canada (a).............       7,452        413,390
Nexen, Inc. ............................       9,496        215,348
Onex Corp. .............................      13,172        322,029
Penn West Energy Trust..................      10,413        164,737
Potash Corp. of Saskatchewan, Inc. .....       7,602        687,884
Research In Motion, Ltd. (a)(b).........      12,127        817,807
Rogers Communications, Inc. (Class
  B) (a)................................      11,666        328,578
Royal Bank of Canada (a)................      28,018      1,502,316
Shaw Communications, Inc. (a)...........      12,499        225,688
Shoppers Drug Mart Corp. (a)............       7,848        321,290
SNC-Lavalin Group, Inc. ................      10,293        463,679


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Sun Life Financial, Inc. (a)............      13,893   $    434,278
Suncor Energy, Inc. ....................      28,754      1,001,956
Talisman Energy, Inc. ..................      30,598        531,110
Teck Resources, Ltd. (Class B) (b)......      17,345        476,733
TELUS Corp. (Non-Voting)................       6,335        196,607
Thomson Reuters Corp. (a)...............      14,240        476,303
TMX Group, Inc. (a).....................       5,995        200,578
Toronto-Dominion Bank (a)...............      17,223      1,111,239
TransAlta Corp. (a).....................      14,943        304,067
TransCanada Corp. (a)...................      14,202        441,555
                                                       ------------
TOTAL CANADA............................                 21,906,445
                                                       ------------
CHILE -- 0.3%
Empresa Nacional de Electricidad SA
  ADR (a)...............................      12,700        595,249
Enersis SA ADR..........................      24,735        456,361
                                                       ------------
TOTAL CHILE.............................                  1,051,610
                                                       ------------
CHINA -- 2.2%
Bank of China, Ltd. ....................   1,430,760        753,221
Bank of Communications Co., Ltd. .......     249,000        303,296
China Construction Bank Corp. ..........   1,086,000        867,393
China COSCO Holdings Co., Ltd. .........     261,000        312,524
China Huiyuan Juice Group, Ltd. ........     128,000         81,754
China Life Insurance Co., Ltd. .........     198,000        862,253
China Petroleum & Chemical Corp. .......     508,000        431,961
China Shenhua Energy Co., Ltd. .........      56,500        246,776
China Telecom Corp., Ltd. ..............     584,000        275,797
Huaneng Power International, Inc. ......     408,000        270,068
Industrial & Commercial Bank of China...     986,000        742,994
PetroChina Co., Ltd. ...................     492,000        556,115
Ping An Insurance Group Co. of
  China, Ltd. ..........................      49,000        388,836
Tencent Holdings, Ltd. .................      19,600        318,909
Zijin Mining Group Co., Ltd. ...........     304,000        298,507
                                                       ------------
TOTAL CHINA.............................                  6,710,404
                                                       ------------
DENMARK -- 0.7%
A P Moller -- Maersk A/S................          49        336,727
Danske Bank A/S (b).....................      20,260        530,054
DSV A/S (a)(b)..........................      13,022        231,899
Novo-Nordisk A/S (Class B)..............      12,184        761,926
Vestas Wind Systems A/S (a)(b)..........       5,413        390,845
                                                       ------------
TOTAL DENMARK...........................                  2,251,451
                                                       ------------
FINLAND -- 1.1%
Elisa Oyj...............................       8,328        170,666
Fortum Oyj..............................      12,407        317,731
Kesko Oyj (Class B) (a).................       4,997        167,264
Kone Oyj (Class B)......................       9,172        336,777
Metso Oyj...............................      11,255        316,361
Neste Oil Oyj (a).......................       7,958        146,798
Nokia Oyj...............................      28,908        424,661
Outokumpu Oyj...........................      14,475        272,093
Sampo Oyj (Class A).....................      13,253        333,391
Stora Enso Oyj (b)......................      33,781        235,038
UPM-Kymmene Oyj.........................      21,313        255,456
Wartsila Oyj (a)........................       7,969        318,930
YIT Oyj.................................           1             19
                                                       ------------
TOTAL FINLAND...........................                  3,295,185
                                                       ------------
FRANCE -- 7.2%
Accor SA................................       5,979        332,451
Air France-KLM (b)......................      15,318        278,088
Air Liquide SA (a)......................       6,347        721,319
Alcatel-Lucent (a)(b)...................     119,830        535,450
Alstom SA...............................       5,328        388,384
AXA.....................................      31,093        840,800
BNP Paribas (a).........................      18,431      1,470,956
Bouygues SA.............................       5,685        288,764
Cap Gemini SA...........................       3,921        205,153
Carrefour SA............................      14,364        650,872
Credit Agricole SA (a)..................      18,150        378,846
Essilor International SA (a)............       8,267        470,606
France Telecom SA.......................      43,726      1,163,560
GDF Suez (a)............................      25,657      1,138,023
Groupe Danone (a).......................      13,515        813,506
Hermes International (a)................       2,412        355,559
L'Oreal SA (a)..........................       6,739        669,334
Lagardere SCA...........................       4,529        210,716
LVMH Moet Hennessy Louis Vuitton
  SA (a)................................       5,491        551,640
Neopost SA..............................       2,065        185,119
Pernod -- Ricard SA (a).................       4,559        361,649
Peugeot SA (b)..........................      10,429        317,610
PPR (a).................................       3,448        441,448
Publicis Groupe (a).....................       5,952        238,468
Renault SA (a)(b).......................      10,605        493,950
Sanofi-Aventis..........................      22,914      1,679,693
Schneider Electric SA...................       5,995        606,918
Societe Generale........................      11,686        939,478
Sodexo..................................       3,533        211,422
Technip SA..............................       3,674        234,413
Total SA (a)............................      47,708      2,831,581
Unibail-Rodamco SE......................       1,622        336,546
Vallourec SA (a)........................       1,200        203,118
Veolia Environnement (a)................       7,824        299,518
Vinci SA (a)............................      11,518        650,874
Vivendi.................................      29,247        903,956
                                                       ------------
TOTAL FRANCE............................                 22,399,788
                                                       ------------
GERMANY -- 5.8%
Adidas AG...............................       7,818        413,335
Allianz SE..............................      10,383      1,295,646
BASF SE.................................      21,200      1,122,077
Bayer AG................................      16,987      1,175,696
Commerzbank AG (a)(b)...................      42,515        538,479
Daimler AG..............................      21,120      1,062,120
Deutsche Bank AG........................      12,694        973,107
Deutsche Boerse AG......................       6,038        492,918
Deutsche Lufthansa AG...................       9,307        164,745
Deutsche Post AG........................      24,848        464,900
Deutsche Telekom AG.....................      70,000        954,636
E.ON AG.................................      41,899      1,774,844
Fresenius Medical Care AG & Co. KGaA....       6,987        347,545
Linde AG................................       3,284        355,600


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
MAN AG..................................       3,627   $    299,009
Merck KGaA..............................       2,566        254,862
Metro AG................................       4,579        258,689
Muenchener Rueckversicherungs-
  Gesellschaft AG.......................       5,279        841,310
RWE AG..................................      11,669      1,082,581
Salzgitter AG...........................       1,521        145,623
SAP AG..................................      21,847      1,062,755
Siemens AG..............................      18,988      1,756,321
ThyssenKrupp AG (a).....................       9,111        313,362
TUI AG (a)(b)...........................      25,224        259,933
Volkswagen AG (a).......................       2,570        421,975
                                                       ------------
TOTAL GERMANY...........................                 17,832,068
                                                       ------------
GREECE -- 0.4%
Hellenic Telecommunications Organization
  SA ADR (a)............................      30,073        251,411
National Bank of Greece SA ADR (a)......     144,925      1,044,909
                                                       ------------
TOTAL GREECE............................                  1,296,320
                                                       ------------
HONG KONG -- 3.4%
Bank of East Asia, Ltd. ................     157,504        569,043
Cheung Kong Holdings, Ltd. .............      51,000        647,202
China Merchants Holdings International
  Co., Ltd. ............................     102,447        339,725
China Mobile, Ltd. .....................     152,000      1,482,726
China Overseas Land &
  Investment, Ltd. .....................     102,000        220,582
China Resources Enterprise..............     102,000        296,785
Citic Pacific, Ltd. ....................     102,000        267,831
CNOOC, Ltd. ............................     448,217        602,631
COSCO Pacific, Ltd. ....................     196,594        282,079
Esprit Holdings, Ltd. ..................      38,668        259,448
Hang Lung Properties, Ltd. .............     102,000        375,752
Henderson Land Development Co., Ltd. ...      51,000        335,611
Hong Kong & China Gas Co., Ltd. ........     246,420        622,564
Hong Kong Exchanges and
  Clearing, Ltd. .......................      41,200        746,911
Hutchison Whampoa, Ltd. ................      49,000        353,746
Li & Fung, Ltd. ........................     102,000        411,288
Mongolia Energy Corp., Ltd. (b).........     299,000        106,096
New World Development Co., Ltd. ........     297,649        640,613
Pacific Basin Shipping, Ltd. ...........     120,000         79,122
Shangri-La Asia, Ltd. ..................     102,000        192,154
Sun Hung Kai Properties, Ltd. ..........      51,000        751,505
Swire Pacific, Ltd. ....................      49,000        575,983
The Link REIT...........................     124,309        273,639
                                                       ------------
TOTAL HONG KONG.........................                 10,433,036
                                                       ------------
HUNGARY -- 0.3%
MOL Hungarian Oil and Gas NyRt (b)......       3,126        259,961
Richter Gedeon NyRt (a).................       2,921        602,146
                                                       ------------
TOTAL HUNGARY...........................                    862,107
                                                       ------------
INDIA -- 1.7%
Dr. Reddy's Laboratories, Ltd. ADR (a)..      19,756        385,242
HDFC Bank, Ltd. ADR (a).................       7,053        834,864
ICICI Bank, Ltd. ADR (a)................      23,130        891,893
Infosys Technologies, Ltd. ADR (a)......      17,237        835,822
Reliance Industries, Ltd. GDR (b)(d)....      14,965      1,378,276
Tata Motors, Ltd. ADR (a)...............      67,884        879,777
                                                       ------------
TOTAL INDIA.............................                  5,205,874
                                                       ------------
INDONESIA -- 0.5%
Astra International Tbk PT..............     196,000        676,317
Bank Rakyat Indonesia Tbk PT............     686,050        532,372
Telekomunikasi Indonesia Tbk PT.........     279,000        249,700
                                                       ------------
TOTAL INDONESIA.........................                  1,458,389
                                                       ------------
IRELAND -- 0.1%
CRH PLC.................................       5,238        144,744
Elan Corp. PLC (b)......................      26,505        189,876
                                                       ------------
TOTAL IRELAND...........................                    334,620
                                                       ------------
ISRAEL -- 0.6%
Bank Hapoalim BM (b)....................      98,630        349,965
Bank Leumi Le-Israel BM (b).............      90,054        344,573
Teva Pharmaceutical Industries,
  Ltd. ADR..............................      23,172      1,171,576
                                                       ------------
TOTAL ISRAEL............................                  1,866,114
                                                       ------------
ITALY -- 2.7%
Assicurazioni Generali SpA..............      23,572        645,346
Atlantia SpA............................      14,716        356,427
Banca Monte dei Paschi di Siena
  SpA (a)...............................     149,071        318,566
Banca Popolare di Milano Scarl..........      39,144        297,527
Enel SpA................................     139,921        887,116
Eni SpA.................................      55,814      1,393,443
Fiat SpA (b)............................      36,530        469,350
Finmeccanica SpA........................      11,190        197,586
Intesa Sanpaolo SpA (b).................     188,949        834,774
Lottomatica SpA.........................      14,913        333,732
Mediaset SpA............................      28,560        199,547
Mediobanca SpA..........................      16,133        220,252
Pirelli & C. SpA (b)....................     663,723        355,080
Saipem SpA..............................      10,175        306,082
Telecom Italia SpA......................     332,289        582,362
UBI Banca ScpA..........................      23,744        364,072
UniCredit SpA...........................     125,876        491,261
                                                       ------------
TOTAL ITALY.............................                  8,252,523
                                                       ------------
JAPAN -- 15.0%
Aeon Co., Ltd. (a)......................      14,800        141,991
Aisin Seiki Co., Ltd. ..................       9,700        237,259
Asahi Breweries, Ltd. (a)...............      15,200        278,756
Asahi Glass Co., Ltd. ..................      49,000        396,772
Asahi Kasei Corp. (a)...................      51,000        260,312
Astellas Pharma, Inc. (a)...............      14,800        609,951
Bridgestone Corp. (a)...................      15,200        273,493
Canon, Inc. ............................      19,800        802,748
Central Japan Railway Co. (a)...........          49        352,990
Chubu Electric Power Co., Inc. (a)......      20,200        491,830
Credit Saison Co., Ltd. (a).............      14,500        171,017
Daiichi Sankyo Co., Ltd. (a)............      20,300        420,125
Daikin Industries, Ltd. (a).............      14,800        533,914
Daiwa Securities Group, Inc. (a)........      49,000        253,387
Denso Corp. (a).........................      10,200        300,754
East Japan Railway Co. .................       9,900        714,291


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Eisai Co., Ltd. (a).....................       5,100   $    192,528
Electric Power Development Co.,
  Ltd. (a)..............................       5,100        162,054
Elpida Memory, Inc. (a)(b)..............      20,000        262,914
Fanuc, Ltd. (a).........................       4,900        440,554
FUJIFILM Holdings Corp. (a).............      14,700        441,649
Fujitsu, Ltd. (a).......................      51,000        334,361
Hankyu Hanshin Holdings, Inc. (a).......      51,000        244,932
Haseko Corp. (a)(b).....................      86,500         85,017
Hitachi, Ltd. (a)(b)....................     101,000        311,342
Hokuhoku Financial Group, Inc. (a)......     102,000        239,236
Honda Motor Co., Ltd. (a)...............      35,400      1,093,215
Hoya Corp. .............................      10,200        241,515
Inpex Holdings, Inc. ...................          49        419,210
Itochu Corp. ...........................      49,000        325,627
Japan Real Estate Investment Corp. .....          49        401,698
Japan Retail Fund Investment Corp. (a)..          51        277,400
Japan Tobacco, Inc. ....................          98        337,120
JFE Holdings, Inc. .....................      14,800        509,119
JS Group Corp. (a)......................       9,900        174,150
JSR Corp. (a)...........................      10,200        209,616
Kajima Corp. (a)........................      51,000        131,010
Kamigumi Co., Ltd. .....................      49,000        401,150
KDDI Corp. (a)..........................          51        288,223
Keihin Electric Express Railway Co.,
  Ltd. (a)..............................      50,423        428,569
Kintetsu Corp. (a)......................     101,000        391,434
Kobe Steel, Ltd. (a)(b).................     102,000        178,857
Komatsu, Ltd. (a).......................      24,500        460,256
Konica Minolta Holdings, Inc. ..........      25,500        242,369
Kubota Corp. (a)........................      49,000        408,812
Kyocera Corp. (a).......................       4,900        455,878
Makita Corp. (a)........................       4,900        155,973
Marubeni Corp. (a)......................      48,000        242,855
Marui Group Co., Ltd. (a)...............      30,500        219,037
Mitsubishi Chemical Holdings Corp. (a)..      51,000        212,464
Mitsubishi Corp. .......................      34,600        701,777
Mitsubishi Electric Corp. (a)...........      49,000        372,145
Mitsubishi Estate Co., Ltd. ............      49,618        782,494
Mitsubishi Heavy Industries, Ltd. (a)...     101,000        383,537
Mitsubishi Rayon Co., Ltd. (a)..........      48,000        165,120
Mitsubishi UFJ Financial Group,
  Inc. (a)..............................     198,200      1,066,984
Mitsui & Co., Ltd. (a)..................      49,300        646,431
Mitsui Chemicals, Inc. (a)..............      51,000        182,275
Mitsui Mining & Smelting Co.,
  Ltd. (a)(b)...........................      97,000        249,176
Mitsui Sumitomo Insurance Group
  Holdings, Inc. (a)....................      14,700        406,349
Mizuho Financial Group, Inc. (a)........     266,600        530,014
Murata Manufacturing Co., Ltd. (a)......       5,100        242,654
NEC Corp. (a)(b)........................      51,000        160,630
Nidec Corp. (a).........................       4,900        398,961
Nippon Mining Holdings, Inc. ...........      51,000        251,767
Nippon Oil Corp. .......................      51,000        287,083
Nippon Steel Corp. (a)..................     148,000        542,179
Nippon Telegraph & Telephone Corp. .....      10,100        469,269
Nippon Yusen KK (a).....................      51,000        197,655
Nissan Motor Co., Ltd. (b)..............      50,800        344,397
Nitto Denko Corp. ......................      10,100        310,214
Nomura Holdings, Inc. (a)...............      55,300        341,552
NTT Data Corp. (a)......................          51        163,820
NTT DoCoMo, Inc. .......................         394        631,034
Obayashi Corp. (a)......................      51,000        223,857
ORIX Corp. (a)..........................       5,380        329,284
Osaka Gas Co., Ltd. (a).................     101,000        355,336
Panasonic Corp. (a).....................      50,600        747,683
Resona Holdings, Inc. (a)...............      15,200        196,080
Rohm Co., Ltd. .........................       4,900        343,687
Secom Co., Ltd. ........................       5,100        257,464
Seven & I Holdings Co., Ltd. (a)........      19,700        473,055
Sharp Corp. (a).........................      49,000        546,177
Shin-Etsu Chemical Co., Ltd. ...........      10,100        622,684
Softbank Corp. (a)......................      19,900        438,518
Sompo Japan Insurance, Inc. (a).........      49,000        330,552
Sony Corp. (a)..........................      24,700        732,434
Sumitomo Chemical Co., Ltd. (a).........      51,000        213,034
Sumitomo Corp. .........................      25,400        262,411
Sumitomo Electric Industries, Ltd. .....      20,300        266,177
Sumitomo Metal Industries, Ltd. (a).....     102,000        251,767
Sumitomo Mitsui Financial Group,
  Inc. (a)..............................      15,200        531,368
T&D Holdings, Inc. (a)..................       4,950        134,344
Takeda Pharmaceutical Co., Ltd. (a).....      19,800        827,073
TDK Corp. (a)...........................       5,100        295,627
Teijin, Ltd. (a)........................     101,000        315,854
Terumo Corp. (a)........................      10,100        557,257
The 77 Bank, Ltd. (a)...................      98,697        564,392
The Bank of Yokohama, Ltd. (a)..........      51,000        250,628
The Chiba Bank, Ltd. (a)................      49,000        304,283
The Furukawa Electric Co., Ltd. (a).....      51,000        207,908
The Joyo Bank, Ltd. (a).................      51,000        251,198
The Kansai Electric Power Co., Inc. ....      24,600        596,214
The Shizuoka Bank, Ltd. (a).............      49,000        518,814
The Sumitomo Trust & Banking Co.,
  Ltd. (a)..............................      51,000        271,704
The Tokyo Electric Power Co., Inc. (a)..      35,400        931,111
Tokio Marine Holdings, Inc. (a).........      15,200        441,392
Tokyo Electron, Ltd. ...................       5,100        326,386
Tokyo Gas Co., Ltd. (a).................     101,000        420,763
Tokyu Corp. ............................      51,000        244,932
Toppan Printing Co., Ltd. (a)...........      49,000        465,181
Toray Industries, Inc. (a)..............      51,000        309,868
Toshiba Corp. (a)(b)....................      51,000        268,286
Toyota Motor Corp. .....................      60,700      2,420,271
Toyota Tsusho Corp. (a).................      14,500        219,277
West Japan Railway Co. (a)..............         101        383,537
Yahoo! Japan Corp. (a)..................         660        224,828
Yamada Denki Co., Ltd. (a)..............       2,970        201,682
Yamaha Corp. (a)........................      19,400        230,109
Yamaha Motor Co., Ltd. (a)..............      20,300        250,987
                                                       ------------
TOTAL JAPAN.............................                 46,542,725
                                                       ------------
LUXEMBOURG -- 0.2%
ArcelorMittal (a).......................      16,639        621,407
                                                       ------------


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
MEXICO -- 0.9%
America Movil SAB de CV.................     454,091   $    993,579
Cemex SAB de CV (b).....................     217,868        281,024
Fomento Economico Mexicano SAB de CV....      47,428        180,474
Grupo Financiero Banorte SAB de CV (a)..     105,716        353,506
Grupo Modelo SAB de CV (b)..............      60,306        225,906
Grupo Televisa SA de CV.................      93,478        345,669
Telefonos de Mexico SA de CV (a)........     354,627        309,591
Telmex Internacional SAB de CV..........     338,427        236,810
                                                       ------------
TOTAL MEXICO............................                  2,926,559
NETHERLANDS -- 2.3%
Aegon NV (b)............................      14,173        120,177
Akzo Nobel NV...........................       7,717        477,536
ASML Holding NV (a).....................      12,173        357,645
European Aeronautic Defence and Space
  Co. NV (a)............................      11,929        267,565
Heineken NV (a).........................       6,443        296,706
ING Groep NV (b)........................      34,358        612,697
James Hardie Industries NV (b)..........      62,555        433,934
Koninklijke (Royal) Philips Electronics
  NV (a)................................      29,621        720,462
Koninklijke Ahold NV....................      33,055        397,162
Koninklijke DSM NV......................       6,474        270,170
Koninklijke Royal KPN NV................      49,177        814,783
Reed Elsevier NV........................      23,947        269,876
SBM Offshore NV.........................       9,812        208,392
TNT NV..................................      12,623        338,392
Unilever NV.............................      41,016      1,180,776
Wolters Kluwer NV.......................      11,254        240,087
                                                       ------------
TOTAL NETHERLANDS.......................                  7,006,360
NORWAY -- 0.6%
DnB NOR ASA (b).........................      54,901        633,004
Norsk Hydro ASA (a)(b)..................      47,250        313,029
StatoilHydro ASA........................      23,678        530,095
Telenor ASA (b).........................      19,661        226,690
Yara International ASA..................       5,035        157,759
                                                       ------------
TOTAL NORWAY............................                  1,860,577
POLAND -- 0.1%
Telekomunikacja Polska SA GDR (a).......      66,862        377,770
PORTUGAL -- 0.3%
Banco Comercial Portugues SA............     205,638        303,887
Portugal Telecom, SGPS SA...............      38,027        402,151
Zon Multimedia Servicos de
  Telecomunicacoes e Multimedia, SGPS
  SA (a)................................      34,526        233,863
                                                       ------------
TOTAL PORTUGAL..........................                    939,901
RUSSIA -- 1.4%
Gazprom OAO ADR.........................      59,647      1,386,793
LUKOIL ADR..............................      15,186        823,081
Mechel OAO ADR (a)......................      24,319        437,256
Mobile TeleSystems ADR..................       9,489        458,034
Tatneft GDR.............................      18,658        461,785
Tatneft OAO GDR.........................         989         24,478
Vimpel-Communications ADR (a)(b)........      34,507        645,281
                                                       ------------
TOTAL RUSSIA............................                  4,236,708
SINGAPORE -- 1.2%
CapitaLand, Ltd. (a)....................     101,000        266,648
DBS Group Holdings, Ltd. ...............      50,500        475,952
Fraser and Neave, Ltd. (a)..............      99,000        278,933
Parkway Holdings, Ltd. (a)..............      96,000        141,031
Singapore Exchange, Ltd. (a)............     101,000        603,541
Singapore Press Holdings, Ltd. (a)......     152,000        416,394
Singapore Telecommunications, Ltd. .....     405,000        934,140
United Overseas Bank, Ltd. .............      51,000        607,345
                                                       ------------
TOTAL SINGAPORE.........................                  3,723,984
SOUTH AFRICA -- 1.3%
Anglo Platinum, Ltd. (b)................       4,008        352,799
AngloGold Ashanti, Ltd. ................      10,554        419,932
Discovery Holdings, Ltd. ...............           1              4
FirstRand, Ltd. ........................      99,229        216,202
Gold Fields, Ltd. ......................      24,026        321,826
Harmony Gold Mining Co., Ltd. ..........      20,970        221,392
Impala Platinum Holdings, Ltd. .........      15,241        351,986
MTN Group, Ltd. ........................      36,061        581,307
Naspers, Ltd. ..........................      10,435        353,461
Sanlam, Ltd. ...........................      97,586        264,136
Sasol, Ltd. ............................      15,514        578,179
Standard Bank Group, Ltd. ..............      31,114        398,908
Telkom SA, Ltd. ........................      16,573         94,528
                                                       ------------
TOTAL SOUTH AFRICA......................                  4,154,660
SOUTH KOREA -- 3.0%
Hana Financial Group, Inc. .............      16,120        555,461
Hyundai Development Co. ................       7,870        285,878
Hyundai Heavy Industries................       1,501        229,306
Hyundai Mobis...........................       3,998        561,569
Hyundai Motor Co. ......................       3,311        313,326
KB Financial Group, Inc. (b)............      11,309        580,687
Kia Motors Corp. (b)....................      34,090        538,149
Korea Electric Power Corp. ADR (a)(b)...      14,307        218,039
KT Corp. ADR............................      10,288        178,806
KT&G Corp. .............................       3,903        236,515
LG Electronics, Inc. ...................       3,903        415,724
NHN Corp. (b)...........................       1,373        202,177
POSCO ADR (a)...........................       7,535        783,188
Samsung Corp. ..........................       7,048        325,407
Samsung Electronics Co., Ltd. GDR (d)...       5,000      1,705,000
Samsung Fire & Marine Insurance
  Co., Ltd. ............................       1,440        294,539
Samsung Heavy Industries Co., Ltd. .....      11,110        241,389
Samsung Securities Co., Ltd. ...........       4,564        266,112
Shinhan Financial Group Co., Ltd. (b)...       8,834        352,385
Shinsegae Co., Ltd. ....................         382        192,905
SK Energy Co., Ltd. ....................       3,508        375,139
SK Holdings Co., Ltd. ..................       3,090        295,035
SK Telecom Co., Ltd. ADR................      11,842        206,643
                                                       ------------
TOTAL SOUTH KOREA.......................                  9,353,379
                                                       ------------


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SPAIN -- 3.8%
Abertis Infraestructuras SA.............      16,776   $    380,328
Acciona SA (a)..........................       1,967        267,390
Acerinox SA (a).........................      17,599        377,892
ACS, Actividades de Construccion y
  Servicios SA (a)......................       8,617        448,903
Banco Bilbao Vizcaya Argentaria SA......      57,225      1,014,623
Banco Popular Espanol SA (a)............      47,488        475,480
Banco Santander SA......................     151,983      2,443,689
Gamesa Corp. Tecnologica SA.............      10,288        230,231
Gas Natural SDG SA......................      15,870        350,277
Grupo Ferrovial SA (a)..................       7,023        335,580
Iberdrola SA............................      91,603        897,773
Indra Sistemas SA (a)...................      21,544        536,604
Industria de Diseno Textil SA...........       7,872        451,170
Mapfre SA...............................      53,571        239,378
Repsol YPF SA...........................      22,466        610,469
Telefonica SA...........................     100,880      2,780,288
                                                       ------------
TOTAL SPAIN.............................                 11,840,075
                                                       ------------
SWEDEN -- 1.9%
Assa Abloy AB (Class B) (a).............      13,273        215,053
Atlas Copco AB (Class B)................      30,531        347,099
Hennes & Mauritz AB (Class B) (a).......      11,190        626,481
Husqvarna AB (Class B) (a)(b)...........      61,560        426,079
Nordea Bank AB (a)......................      79,408        797,163
Sandvik AB (a)..........................      27,344        301,091
Securitas AB (Class B) (a)..............      16,492        158,721
Skandinaviska Enskilda Banken AB (Class
  A) (a)(b).............................      79,030        531,172
Skanska AB (Class B) (a)................      16,439        240,490
SKF AB (Class B) (a)....................      15,981        250,244
Svenska Handelsbanken AB (Class A)......      14,046        357,535
Tele2 AB (Class B)......................      20,477        270,866
Telefonaktiebolaget LM Ericsson (Class
  B) (a)................................      72,363        724,370
TeliaSonera AB (a)......................      48,538        317,902
Volvo AB ADR (Class A) (a)..............      44,390        396,744
                                                       ------------
TOTAL SWEDEN............................                  5,961,010
                                                       ------------
SWITZERLAND -- 5.6%
ABB, Ltd. (b)...........................      49,617        994,587
Adecco SA...............................       4,095        217,448
Credit Suisse Group AG..................      21,408      1,186,296
Geberit AG (a)..........................       1,517        232,744
Givaudan SA.............................         399        298,774
Holcim, Ltd. (a)(b).....................       6,401        438,598
Kuehne & Nagel International AG.........       4,985        432,611
Logitech International SA (a)(b)........      18,399        334,946
Nestle SA...............................      89,806      3,821,937
Nobel Biocare Holding AG................       8,254        272,840
Novartis AG.............................      46,987      2,347,878
Roche Holding AG........................      16,141      2,605,520
SGS SA..................................         194        260,810
Swatch Group AG.........................       1,571        369,567
Swiss Reinsurance Co., Ltd. (b).........       6,911        311,566
Syngenta AG.............................       2,818        646,621
UBS AG (b)..............................      69,956      1,278,914
Xstrata PLC (b).........................      34,965        515,874
Zurich Financial Services AG............       3,248        771,582
                                                       ------------
TOTAL SWITZERLAND.......................                 17,339,113
                                                       ------------
TAIWAN -- 2.2%
AU Optronics Corp. ADR (a)..............      68,286        661,009
Hon Hai Precision Industry Co., Ltd.
  GDR (e)...............................     243,550      1,997,110
Hon Hai Precision Industry Co., Ltd.
  GDR (e)...............................      53,845        441,529
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................     208,022      2,279,921
United Microelectronics Corp.
  ADR (a)(b)............................     360,974      1,371,701
                                                       ------------
TOTAL TAIWAN............................                  6,751,270
                                                       ------------
THAILAND -- 0.5%
Bangkok Bank PCL........................     300,276      1,105,476
PTT PCL.................................      38,877        304,872
                                                       ------------
TOTAL THAILAND..........................                  1,410,348
                                                       ------------
TURKEY -- 0.2%
Akbank TAS..............................      86,398        499,897
Turkiye Is Bankasi......................      57,289        223,552
                                                       ------------
TOTAL TURKEY............................                    723,449
                                                       ------------
UNITED KINGDOM -- 14.6%
3i Group PLC............................      59,627        275,222
Anglo American PLC (b)..................      32,161      1,025,133
AstraZeneca PLC.........................      32,928      1,476,682
BAE Systems PLC.........................      77,933        435,250
Barclays PLC (b)........................     232,683      1,376,924
BG Group PLC............................      79,361      1,379,686
BHP Billiton PLC........................      39,147      1,069,375
BP PLC..................................     441,850      3,907,901
British American Tobacco PLC............      43,838      1,376,304
British Land Co. PLC....................      52,413        398,345
British Sky Broadcasting Group PLC......      32,746        299,308
BT Group PLC............................      78,934        164,116
Burberry Group PLC......................      40,685        327,625
Cable & Wireless PLC....................      67,311        154,483
Cadbury PLC.............................      33,528        430,593
Capita Group PLC........................      21,296        246,082
Centrica PLC............................     154,908        623,344
Cobham PLC..............................      70,731        247,628
Compass Group PLC.......................      61,250        374,502
Diageo PLC..............................      62,169        954,528
Experian PLC............................      35,808        301,524
FirstGroup PLC..........................      44,242        292,728
G4S PLC.................................      53,093        187,321
GlaxoSmithKline PLC.....................     114,541      2,252,335
Hammerson PLC...........................      43,689        275,513
HSBC Holdings PLC.......................     382,345      4,378,365
ICAP PLC................................      55,351        374,198
Imperial Tobacco Group PLC..............      23,740        686,472
Inchcape PLC (b)........................         436            196
Intercontinental Hotels Group PLC.......      24,747        321,580
International Power PLC.................      41,572        192,151
J Sainsbury PLC.........................      46,008        239,144
Land Securities Group PLC...............      24,278        242,681
Lloyds Banking Group PLC (b)............     224,392        372,160


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Marks & Spencer Group PLC...............      42,569   $    246,528
National Grid PLC.......................      70,250        678,620
Next PLC................................       8,520        244,186
Old Mutual PLC..........................     297,721        476,160
Pearson PLC.............................      22,878        282,108
Prudential PLC..........................      30,271        291,210
Reckitt Benckiser PLC...................      16,381        801,164
Reed Elsevier PLC.......................      33,318        249,544
Rio Tinto PLC...........................      29,795      1,271,610
Rolls-Royce Group PLC (b)...............      46,936        353,416
Royal Bank of Scotland Group PLC (b)....     559,762        474,038
Royal Dutch Shell PLC (Class A).........      84,371      2,406,633
Royal Dutch Shell PLC (Class B).........      61,520      1,708,085
RSA Insurance Group PLC.................      78,009        166,934
SABMiller PLC...........................      21,605        521,419
Scottish & Southern Energy PLC..........      24,495        459,535
Severn Trent PLC........................      14,757        229,054
Smith & Nephew PLC......................      31,737        284,502
Smiths Group PLC........................      12,856        182,687
Standard Chartered PLC..................      25,572        630,656
Standard Life PLC.......................      73,453        257,275
Tesco PLC...............................     181,353      1,159,027
The Sage Group PLC......................      48,410        180,709
Tomkins PLC.............................     113,686        342,919
Tullow Oil PLC..........................       5,017         90,510
Unilever PLC............................      31,201        887,245
United Utilities Group PLC..............      22,304        162,878
Vodafone Group PLC......................   1,188,370      2,664,669
Whitbread PLC...........................      17,671        343,667
Wolseley PLC (b)........................      12,676        305,519
WPP Group PLC...........................      31,936        274,283
                                                       ------------
TOTAL UNITED KINGDOM....................                 45,286,189
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $346,792,061)...................                308,214,105
RIGHTS -- 0.0% (C)
FRANCE -- 0.0% (C)
BNP Paribas
  (expiring 10/13/09) (a)(b)............      18,431         39,872
                                                       ------------
TOTAL RIGHTS --
  (Cost $0).............................                     39,872
WARRANTS -- 0.0% (C)
ITALY -- 0.0% (C)
UBI Banca ScpA
  (expiring 6/30/11) (b)................      21,885          2,604
                                                       ------------
TOTAL WARRANTS --
  (Cost $0).............................                      2,604
SHORT TERM INVESTMENTS -- 13.1%
UNITED STATES -- 13.1%
MONEY MARKET FUNDS -- 13.1%
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  40,247,976     40,247,976
AIM Prime Money Market Fund.............     378,205        378,205
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $40,626,181)....................                 40,626,181
                                                       ------------
TOTAL INVESTMENTS -- 112.6%
  (Cost $387,418,242)...................                348,882,762
OTHER ASSETS AND
  LIABILITIES -- (12.6)%................                (38,981,553)
                                                       ------------
NET ASSETS -- 100.0%....................               $309,901,209
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.1%
JAPAN -- 99.1%
AIR FREIGHT & LOGISTICS -- 0.3%
Yamato Holdings Co., Ltd. (a)...........      3,180   $    52,387
                                                      -----------
AIRLINES -- 0.4%
All Nippon Airways Co., Ltd. ...........     11,000        31,697
Japan Airlines Corp. (a)(b).............     17,000        25,063
                                                      -----------
                                                           56,760
                                                      -----------
AUTO COMPONENTS -- 2.3%
Aisin Seiki Co., Ltd. ..................      1,168        28,569
Bridgestone Corp. (a)...................      3,903        70,227
Denso Corp. (a).........................      2,747        80,997
FCC Co., Ltd. ..........................        884        15,442
Futaba Industrial Co., Ltd. (a)(b)......        508         2,133
Keihin Corp. (a)........................        556         9,240
NGK Spark Plug Co., Ltd. ...............      1,160        14,847
NHK Spring Co., Ltd. ...................      1,340        11,090
Nissin Kogyo Co., Ltd. .................        616         9,006
NOK Corp. ..............................      1,116        16,677
Showa Corp. (a).........................      2,112        12,950
Stanley Electric Co., Ltd. (a)..........        744        15,123
Sumitomo Rubber Industries, Inc. .......      1,908        18,050
Tokai Rika Co., Ltd. ...................        120         2,159
Toyo Tire & Rubber Co., Ltd. (b)........      2,851         6,878
Toyoda Gosei Co., Ltd. .................         68         1,994
Toyota Boshoku Corp. ...................        100         1,978
Toyota Industries Corp. (a).............      1,172        32,267
                                                      -----------
                                                          349,627
                                                      -----------
AUTOMOBILES -- 7.1%
Daihatsu Motor Co., Ltd. (a)............      2,464        25,236
Fuji Heavy Industries, Ltd. (b).........      6,347        24,740
Honda Motor Co., Ltd. (a)...............      8,674       267,868
Isuzu Motors, Ltd. (a)..................      9,651        20,480
Mazda Motor Corp. (a)(b)................      6,123        13,746
Mitsubishi Motors Corp. (a)(b)..........     27,173        44,916
Nissan Motor Co., Ltd. (a)(b)...........     11,862        80,418
Suzuki Motor Corp. (a)..................      2,192        51,290
Toyota Motor Corp. .....................     13,677       545,339
Yamaha Motor Co., Ltd. (a)..............      1,316        16,271
                                                      -----------
                                                        1,090,304
                                                      -----------
BEVERAGES -- 1.1%
Asahi Breweries, Ltd. (a)...............      2,584        47,388
Ito En, Ltd. (a)........................      1,556        28,883
Kirin Holdings Co., Ltd. ...............      5,207        80,023
Takara Holdings, Inc. (a)...............      2,479        17,194
                                                      -----------
                                                          173,488
                                                      -----------
BUILDING PRODUCTS -- 1.0%
Aica Kogyo Co., Ltd. (a)................      2,284        24,464
Asahi Glass Co., Ltd. ..................      5,299        42,908
Daikin Industries, Ltd. (a).............      1,532        55,267
Hitachi Construction Machinery
  Co., Ltd. ............................        100         2,152
JS Group Corp. .........................      1,872        32,930
                                                      -----------
                                                          157,721
                                                      -----------
CAPITAL MARKETS -- 1.5%
Daiwa Securities Group, Inc. (a)........      8,482        43,862
JAFCO Co., Ltd. (a).....................        312         9,565
Mizuho Securities Co., Ltd. ............      5,587        20,405
Nomura Holdings, Inc. (a)...............     16,476       101,762
Okasan Holdings, Inc. ..................      3,107        13,880
SBI Holdings, Inc. (a)..................        160        31,737
Tokai Tokyo Financial Holdings,
  Inc. (a)..............................      3,967        12,539
                                                      -----------
                                                          233,750
                                                      -----------
CHEMICALS -- 4.8%
Asahi Kasei Corp. (a)...................      6,859        35,009
Daicel Chemical Industries, Ltd. (a)....      2,055        12,440
DIC Corp. (a)...........................      6,391         9,137
Hitachi Chemical Co., Ltd. (a)..........        976        19,992
JSR Corp. (a)...........................      1,360        27,949
Kaneka Corp. ...........................      3,224        23,225
Kansai Paint Co., Ltd. .................      3,092        24,174
Kuraray Co., Ltd. (a)...................      3,471        37,992
Mitsubishi Chemical Holdings Corp. (a)..      6,623        27,591
Mitsubishi Gas Chemical Co., Inc. (a)...      3,268        17,812
Mitsubishi Rayon Co., Ltd. (a)..........      5,291        18,201
Mitsui Chemicals, Inc. (a)..............      4,843        17,309
Nifco, Inc. (a).........................      1,028        20,563
Nissan Chemical Industries, Ltd. .......      1,416        20,465
Nitto Denko Corp. ......................        784        24,080
Sekisui Chemical Co., Ltd. (a)..........      3,079        17,951
Shin-Etsu Chemical Co., Ltd. ...........      2,420       149,198
Showa Denko K.K. (a)....................      6,723        13,741
Sumitomo Chemical Co., Ltd. (a).........      8,674        36,232
Taiyo Nippon Sanso Corp. (a)............      3,180        37,968
Teijin, Ltd. (a)........................      7,367        23,039
Tokai Carbon Co., Ltd. (a)..............      2,828        13,392
Toray Industries, Inc. (a)..............      8,758        53,212
Tosoh Corp. (a).........................      5,599        14,195
Ube Industries, Ltd. ...................      8,543        22,518
Zeon Corp. (a)..........................      3,132        14,377
                                                      -----------
                                                          731,762
                                                      -----------
COMMERCIAL BANKS -- 8.5%
Chuo Mitsui Trust Holdings, Inc. (a)....      5,981        22,245
Fukuoka Financial Group, Inc. (a).......      7,000        29,162
Hokuhoku Financial Group, Inc. (a)......      9,658        22,652
Mitsubishi UFJ Financial Group,
  Inc. (a)..............................     60,500       325,694
Mizuho Financial Group, Inc. (a)........     75,000       149,104
Resona Holdings, Inc. (a)...............      3,200        41,280
Shinsei Bank, Ltd. (a)(b)...............      9,726        14,991
Sumitomo Mitsui Financial Group,
  Inc. (a)..............................      5,600       195,767
Suruga Bank, Ltd. (a)...................      2,496        23,668
The 77 Bank, Ltd. ......................      4,803        27,466
The Awa Bank, Ltd. (a)..................      4,731        27,265
The Bank of Kyoto, Ltd. (a).............      2,916        26,869
The Bank of Yokohama, Ltd. (a)..........      7,947        39,054
The Chiba Bank, Ltd. ...................      6,063        37,650
The Chugoku Bank, Ltd. .................      1,504        19,099
The Hachijuni Bank, Ltd. (a)............      4,719        26,353
The Hiroshima Bank, Ltd. (a)............      5,811        24,079
The Hyakugo Bank, Ltd. .................      5,147        26,558
The Iyo Bank, Ltd. (a)..................      3,180        28,769
The Joyo Bank, Ltd. (a).................      5,155        25,391
The Juroku Bank, Ltd. (a)...............      4,883        16,743
The Musashino Bank, Ltd. (a)............        520        15,768


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
The Nanto Bank, Ltd. (a)................      3,391   $    18,520
The Nishi-Nippon City Bank, Ltd. .......      7,799        19,773
The Shizuoka Bank, Ltd. (a).............      3,363        35,607
The Sumitomo Trust & Banking Co.,
  Ltd. (a)..............................      9,634        51,325
Yamaguchi Financial Group, Inc. (a).....      2,076        21,586
                                                      -----------
                                                        1,312,438
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Aeon Delight Co., Ltd. .................        200         2,835
Dai Nippon Printing Co., Ltd. ..........      3,739        51,616
Daiseki Co., Ltd. (a)...................        400         7,908
MEITEC Corp. (a)........................        912        15,523
Nissha Printing Co., Ltd. (a)...........        236        12,098
Park24 Co., Ltd. (a)....................      1,100        12,703
Secom Co., Ltd. ........................      1,368        69,061
TKC Corp. ..............................        400         8,756
Toppan Printing Co., Ltd. (a)...........      4,299        40,813
                                                      -----------
                                                          221,313
                                                      -----------
COMMUNICATIONS EQUIPMENT -- 0.0% (C)
Aiphone Co., Ltd. ......................        200         3,596
                                                      -----------
COMPUTERS & PERIPHERALS -- 1.7%
Fujitsu, Ltd. (a).......................     11,498        75,382
NEC Corp. (a)(b)........................     12,918        40,687
Seiko Epson Corp. (a)...................      1,276        19,182
Toshiba Corp. (a)(b)....................     23,633       124,322
                                                      -----------
                                                          259,573
                                                      -----------
CONSTRUCTION & ENGINEERING -- 1.1%
Chiyoda Corp. ..........................      1,688        13,329
COMSYS Holdings Corp. (a)...............      2,000        21,980
JGS Corp. ..............................      1,460        29,939
Kajima Corp. (a)........................      7,595        19,510
Kyowa Exeo Corp. (a)....................        548         5,392
Maeda Corp. (a).........................      4,855        15,671
Obayashi Corp. (a)......................      5,679        24,927
Shimizu Corp. (a).......................      4,559        17,974
Taisei Corp. (a)........................      9,995        19,871
                                                      -----------
                                                          168,593
                                                      -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. (a)(b)............      9,607        12,876
                                                      -----------
CONSUMER FINANCE -- 0.5%
Acom Co., Ltd. .........................         12           185
Aeon Credit Service Co., Ltd. (a).......      1,040        10,501
Aiful Corp. (a).........................      1,331         1,561
Credit Saison Co., Ltd. (a).............      1,264        14,908
Orient Corp. (a)(b).....................      4,501         4,223
ORIX Corp. (a)..........................        626        38,314
Promise Co., Ltd. (a)(b)................        764         4,181
Takefuji Corp. (a)......................      1,054         3,720
                                                      -----------
                                                           77,593
                                                      -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. (a)............      1,048        20,214
                                                      -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. (a).........        992        17,605
                                                      -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Corp. ..........................        628        30,862
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Mizuho Trust & Banking Co.,
  Ltd. (a)(b)...........................     10,370        11,003
                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
Nippon Telegraph & Telephone Corp. .....      6,400       297,358
                                                      -----------
ELECTRIC UTILITIES -- 4.9%
Chubu Electric Power Co., Inc. (a)......      3,963        96,491
Hokkaido Electric Power Co., Inc. (a)...      1,328        27,707
Hokuriku Electric Power Co. ............      1,412        36,035
Kyushu Electric Power Co., Inc. (a).....      2,376        54,003
Sanyo Electric Co., Ltd. (a)(b).........     11,422        27,173
Sharp Corp. (a).........................      5,519        61,517
Shikoku Electric Power Co., Inc. (a)....      1,572        48,107
The Chugoku Electric Power Co.,
  Inc. (a)..............................      1,748        38,539
The Kansai Electric Power Co.,
  Inc. (a)..............................      4,811       116,601
The Okinawa Electric Power Co., Inc. ...        136         8,142
The Tokyo Electric Power Co., Inc. (a)..      6,767       177,989
Tohoku Electric Power Co., Inc. (a).....      2,843        63,506
                                                      -----------
                                                          755,810
                                                      -----------
ELECTRICAL EQUIPMENT -- 1.5%
Fuji Electric Holdings Co., Ltd. (a)....      6,099        11,308
Fujikura, Ltd. (a)......................      4,107        20,183
Mitsubishi Electric Corp. (a)...........     10,974        83,345
Panasonic Electric Works, Co. Ltd. (a)..      3,151        37,762
Sumitomo Electric Industries, Ltd. .....      3,887        50,967
Ushio, Inc. (a).........................      1,136        19,856
                                                      -----------
                                                          223,421
                                                      -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.4%
Alps Electric Co., Ltd. (a)(b)..........      1,868        10,807
Casio Computer Co., Ltd. (a)............      2,248        18,404
Dainippon Screen Manufacturing Co.,
  Ltd. (a)(b)...........................      4,364        16,572
Hamamatsu Photonics K.K. (a)............        668        16,041
Hirose Electric Co., Ltd. (a)...........        408        46,116
Hitachi, Ltd. (a)(b)....................     16,933        52,198
Horiba, Ltd. ...........................        504        13,116
Hoya Corp. .............................      2,732        64,688
Ibiden Co., Ltd. (a)....................        996        37,155
Keyence Corp. (a).......................        340        72,834
Konica Minolta Holdings, Inc. (a).......      4,075        38,731
Kyocera Corp. (a).......................        992        92,292
Murata Manufacturing Co., Ltd. (a)......      1,328        63,185
Nidec Corp. (a).........................        964        78,490
Nippon Electric Glass Co., Ltd. ........      2,548        23,307
Oki Electric Industry Co., Ltd. (a)(b)..     12,166        10,870
Olympus Corp. (a).......................        492        13,078
OMRON Corp. (a).........................      1,480        28,002
Shimadzu Corp. (a)......................      3,312        24,044
Taiyo Yuden Co., Ltd. ..................        776         9,178
TDK Corp. (a)...........................        996        57,734
The Furukawa Electric Co., Ltd. (a).....      4,899        19,971
Yaskawa Electric Corp. .................      1,604        11,609
Yokogawa Electric Corp. (a).............      1,864        16,551
                                                      -----------
                                                          834,973
                                                      -----------


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
FOOD & STAPLES RETAILING -- 1.6%
Aeon Co., Ltd. (a)......................      4,503   $    43,202
Cawachi, Ltd. ..........................        548        12,578
FamilyMart Co., Ltd. (a)................        952        30,728
Izumiya Co., Ltd. ......................      2,740        14,995
Lawson, Inc. (a)........................        400        18,630
Seven & I Holdings Co., Ltd. (a)........      4,639       111,396
UNY Co., Ltd. ..........................      2,000        15,011
                                                      -----------
                                                          246,540
                                                      -----------
FOOD PRODUCTS -- 1.0%
Ajinomoto Co., Inc. ....................      4,003        40,193
Hokuto Corp. (a)........................        500        11,588
Kikkoman Corp. (a)......................      2,256        28,170
MEIJI Holdings Co. Ltd. (b).............        400        17,110
Nissin Food Products Co., Ltd. (a)......        640        24,661
Sakata Seed Corp. (a)...................      1,584        24,255
Yakult Honsha Co., Ltd. (a).............        464        12,412
                                                      -----------
                                                          158,389
                                                      -----------
GAS UTILITIES -- 0.6%
Saibu Gas Co., Ltd. (a).................     10,273        29,258
Tokyo Gas Co., Ltd. (a).................     13,873        57,794
                                                      -----------
                                                           87,052
                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Miraca Holdings, Inc. ..................        636        20,813
Nakanishi, Inc. ........................        100         8,824
Sysmex Corp. (a)........................        200         8,667
Terumo Corp. (a)........................        956        52,746
                                                      -----------
                                                           91,050
                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. .................         84         3,434
Mediceo Paltac Holdings Co., Ltd. (a)...      1,192        16,814
Suzuken Co., Ltd. (a)...................        632        21,882
                                                      -----------
                                                           42,130
                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. (a).............        404        28,517
Round One Corp. (a).....................        800         6,800
                                                      -----------
                                                           35,317
                                                      -----------
HOUSEHOLD DURABLES -- 3.4%
Daikyo, Inc. (a)(b).....................      4,256         9,887
Daiwa House Industry Co., Ltd. .........      3,363        35,307
Funai Electric Co., Ltd. (a)............        495        22,667
Haseko Corp. (a)(b).....................      9,139         8,982
Panasonic Corp. (a).....................     11,981       177,035
Pioneer Corp. (a)(b)....................      2,260         5,452
Sangetsu Co., Ltd. .....................        176         3,961
Sekisui House, Ltd. ....................      3,679        33,283
Sony Corp. (a)..........................      6,411       190,107
TOTO, Ltd. (a)..........................      4,444        27,895
                                                      -----------
                                                          514,576
                                                      -----------
HOUSEHOLD PRODUCTS -- 0.8%
Kao Corp. (a)...........................      3,339        82,790
Uni-Charm Corp. (a).....................        444        42,250
                                                      -----------
                                                          125,040
                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development Co., Ltd. ...        840        26,691
                                                      -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Hankyu Hanshin Holdings, Inc. (a).......      8,486        40,755
Keihan Electric Railway Co., Ltd. (a)...      5,747        25,739
                                                      -----------
                                                           66,494
                                                      -----------
INSURANCE -- 2.1%
Aioi Insurance Co., Ltd. ...............      3,579        18,308
Mitsui Sumitomo Insurance Group
  Holdings, Inc. (a)....................      3,136        86,688
Nipponkoa Insurance Co., Ltd. (a).......      4,479        28,114
Sompo Japan Insurance, Inc. ............      5,111        34,479
T&D Holdings, Inc. (a)..................      1,310        35,554
Tokio Marine Holdings, Inc. (a).........      3,947       114,616
                                                      -----------
                                                          317,759
                                                      -----------
INTERNET & CATALOG RETAIL -- 0.2%
Rakuten, Inc. (a).......................         51        34,063
                                                      -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
DeNA Co., Ltd. .........................          1         2,770
Yahoo! Japan Corp. (a)..................        106        36,109
                                                      -----------
                                                           38,879
                                                      -----------
IT SERVICES -- 0.6%
CSK Holdings Corp. (a)(b)...............        756         2,863
IT Holdings Corp. (a)...................        832        11,513
Itochu Techno-Solutions Corp. (a).......        608        18,776
Net One Systems Co., Ltd. (a)...........         15        22,617
Nomura Research Institute, Ltd. (a).....        300         7,154
NTT Data Corp. (a)......................          8        25,697
Otsuka Corp. ...........................        112         6,717
                                                      -----------
                                                           95,337
                                                      -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.8%
Canon Electronics, Inc. ................        100         1,870
FUJIFILM Holdings Corp. (a).............      2,927        87,939
Namco Bandai Holdings, Inc. (a).........      2,332        23,936
Nikon Corp. (a).........................      2,440        44,748
Roland Corp. ...........................        300         3,424
Sankyo Co., Ltd. (a)....................        640        40,172
Sega Sammy Holdings, Inc. (a)...........      2,131        27,799
Shimano, Inc. ..........................        592        25,654
Yamaha Corp. (a)........................      1,292        15,325
                                                      -----------
                                                          270,867
                                                      -----------
MACHINERY -- 4.9%
Amada Co., Ltd. ........................      2,527        17,047
Amano Corp. (a).........................      1,336        11,609
Fanuc, Ltd. (a).........................      1,180       106,093
Fuji Machine Manufacturing Co., Ltd. ...        100         1,184
Glory, Ltd. (a).........................      1,044        25,711
IHI Corp. (b)...........................     10,311        20,960
JTEKT Corp. ............................      1,508        17,617
Kawasaki Heavy Industries, Ltd. (a).....      8,978        22,862


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Komatsu, Ltd. (a).......................      5,539   $   104,055
Komori Corp. (a)........................        788         9,593
Kubota Corp. (a)........................      4,663        38,904
Kurita Water Industries, Ltd. (a).......        976        35,101
Makita Corp. (a)........................        976        31,067
Minebea Co., Ltd. (a)...................      3,255        14,978
Mitsubishi Heavy Industries, Ltd. (a)...     18,676        70,920
Mitsui Engineering & Shipbuilding Co.,
  Ltd. (a)..............................      6,567        17,090
Mori Seiki Co., Ltd. (a)................        868        10,460
NGK Insulators, Ltd. ...................      1,320        30,665
NSK, Ltd. (a)...........................      2,463        15,322
NTN Corp. (a)...........................      2,495        10,366
OKUMA Corp. ............................      1,648         8,320
OSG Corp. (a)...........................      1,112        11,451
SMC Corp. ..............................        320        39,457
Sumitomo Heavy Industries, Ltd. (a)(b)..      3,795        18,565
Tadano, Ltd. ...........................        780         3,851
The Japan Steel Works, Ltd. (a).........      2,708        31,213
THK Co., Ltd. (a).......................      1,100        21,598
Toshiba Machine Co., Ltd. ..............      1,944         7,187
                                                      -----------
                                                          753,246
                                                      -----------
MARINE -- 0.5%
Kawasaki Kisen Kaisha, Ltd. (a)(b)......      4,759        17,700
Mitsui OSK Lines, Ltd. (a)..............      5,491        32,627
Nippon Yusen KK (a).....................      7,995        30,985
                                                      -----------
                                                           81,312
                                                      -----------
MEDIA -- 0.6%
Dentsu, Inc. (a)........................      1,600        37,349
Jupiter Telecommunications Co. .........         24        23,267
Toho Co, Ltd. (a).......................      1,352        22,967
Tokyo Broadcasting System, Inc. ........        100         1,705
                                                      -----------
                                                           85,288
                                                      -----------
METALS & MINING -- 3.1%
Daido Steel Co., Ltd. (a)...............      3,199        11,648
Dowa Holdings Co., Ltd. ................      1,767        10,736
JFE Holdings, Inc. (a)..................      3,447       118,577
Kobe Steel, Ltd. (a)(b).................     17,645        30,940
Mitsubishi Materials Corp. (b)..........      8,027        22,234
Mitsui Mining & Smelting Co.,
  Ltd. (a)(b)...........................      4,839        12,430
Nippon Steel Corp. (a)..................     27,755       101,677
Nisshin Steel Co., Ltd. ................      6,951        12,421
OSAKA Titanium Technologies Co. ........         36         1,033
Pacific Metals Co., Ltd. ...............        988         7,515
Sumitomo Metal Industries, Ltd. (a).....     24,340        60,079
Sumitomo Metal Mining Co., Ltd. ........      3,575        58,855
Toho Titanium Co., Ltd. ................         56           761
Tokyo Steel Manufacturing Co.,
  Ltd. (a)..............................      1,144        14,055
Yodogawa Steel Works, Ltd. (a)..........      3,963        16,731
                                                      -----------
                                                          479,692
                                                      -----------
MULTILINE RETAIL -- 0.5%
Isetan Mitsukoshi Holdings, Ltd. (a)....      2,441        28,108
Ryohin Keikaku Co., Ltd. (a)............        236        12,257
Takashimaya Co., Ltd. (a)...............      3,332        26,720
The Daiei, Inc. (a)(b)..................      1,402         5,731
                                                      -----------
                                                           72,816
                                                      -----------
OFFICE ELECTRONICS -- 2.6%
Brother Industries, Ltd. ...............      1,932        23,218
Canon, Inc. ............................      7,658       310,477
Ricoh Co., Ltd. (a).....................      4,555        66,543
                                                      -----------
                                                          400,238
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 1.5%
Cosmo Oil Co., Ltd. (a).................      5,927        16,549
Inpex Holdings, Inc. ...................          6        51,332
Nippon Mining Holdings, Inc. ...........      7,751        38,264
Nippon Oil Corp. (a)....................     10,430        58,711
Osaka Gas Co., Ltd. ....................     13,150        46,264
TonenGeneral Sekiyu K.K. (a)............      2,547        24,948
                                                      -----------
                                                          236,068
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.4%
Nippon Paper Group, Inc. (a)............        800        23,142
OJI Paper Co., Ltd. (a).................      5,839        26,412
Sumitomo Forestry Co., Ltd. (a).........      1,268        10,692
                                                      -----------
                                                           60,246
                                                      -----------
PERSONAL PRODUCTS -- 0.5%
Mandom Corp. (a)........................      1,116        32,033
Shiseido Co., Ltd. (a)..................      2,232        39,014
                                                      -----------
                                                           71,047
                                                      -----------
PHARMACEUTICALS -- 4.9%
Astellas Pharma, Inc. ..................      2,871       118,322
Chugai Pharmaceutical Co., Ltd. ........      1,716        35,591
Daiichi Sankyo Co., Ltd. ...............      4,251        87,978
Dainippon Sumitomo Pharma Co.,
  Ltd. (a)..............................        960        10,497
Eisai Co., Ltd. (a).....................      1,140        43,036
Hisamitsu Pharmaceutical Co., Inc. .....        504        20,490
Kissei Pharmaceutical Co., Ltd. ........      1,000        25,688
Kyowa Hakko Kogyo Co., Ltd. ............      1,833        23,277
Mitsubishi Tanabe Pharma Corp. .........      1,000        13,369
Mochida Pharmaceutical Co., Ltd. .......      1,000        10,610
Nichi-iko Pharmaceutical Co., Ltd. .....        200         6,467
Ono Pharmaceutical Co., Ltd. ...........        432        22,532
Santen Pharmaceutical Co., Ltd. (a).....        956        35,235
Seikagaku Corp. ........................        800        11,616
Shionogi & Co., Ltd. (a)................      2,496        59,239
Taisho Pharmaceutical Co., Ltd. ........        592        12,001
Takeda Pharmaceutical Co., Ltd. ........      5,055       211,154
Torii Pharmaceutical Co., Ltd. .........        200         3,829
Tsumura & Co. ..........................        100         3,619
                                                      -----------
                                                          754,550
                                                      -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.2%
Daito Trust Construction Co., Ltd. (a)..        764        33,449
Heiwa Real Estate Co., Ltd. (a).........      4,356        14,985
K.K. DaVinci Holdings (a)(b)............         14         1,399
Leopalace21 Corp. ......................      1,044         8,407
Mitsubishi Estate Co., Ltd. ............      7,111       112,143
Mitsui Fudosan Co., Ltd. ...............      4,923        83,521
Sumitomo Realty & Development Co.,
  Ltd. (a)..............................      2,843        52,170


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Tokyo Tatemono Co., Ltd. ...............      2,540   $    12,454
Tokyu Land Corp. (a)....................      4,664        18,701
                                                      -----------
                                                          337,229
ROAD & RAIL -- 4.2%
Central Japan Railway Co. (a)...........          9        64,835
East Japan Railway Co. .................      2,400       173,161
Keihin Electric Express Railway Co.,
  Ltd. (a)..............................      4,355        37,015
Keisei Electric Railway Co., Ltd. (a)...      3,147        20,949
Kintetsu Corp. (a)......................     12,038        46,654
Nagoya Railroad Co., Ltd. (a)...........      9,362        31,473
Nankai Electric Railway Co., Ltd. (a)...      6,111        28,188
Nippon Express Co., Ltd. ...............      6,555        26,722
Odakyu Electric Railway Co., Ltd. (a)...      4,483        40,557
Sotetsu Holdings, Inc. (a)(b)...........      8,254        36,414
Tobu Railway Co., Ltd. (a)..............      7,007        42,887
Tokyu Corp. ............................      6,391        30,693
West Japan Railway Co. .................         15        56,961
                                                      -----------
                                                          636,509
                                                      -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
Advantest Corp. (a).....................      1,316        36,598
Disco Corp. ............................        484        32,326
Elpida Memory, Inc. (a)(b)..............      2,176        28,605
Rohm Co., Ltd. (a)......................        676        47,415
Sanken Electric Co., Ltd. (a)...........      3,404        11,710
Shinko Electric Industries Co.,
  Ltd. (a)..............................        592        10,573
SUMCO Corp. (a).........................      1,046        23,832
Tokyo Electron, Ltd. ...................      1,140        72,957
                                                      -----------
                                                          264,016
SOFTWARE -- 1.7%
Konami Corp. (a)........................        792        16,188
Nintendo Co., Ltd. .....................        748       192,148
NSD Co., Ltd. (a).......................        932        10,076
Square Enix Co., Ltd. (a)...............        896        24,318
Trend Micro, Inc. (a)...................        368        13,769
                                                      -----------
                                                          256,499
SPECIALTY RETAIL -- 2.1%
Aoyama Trading Co., Ltd. ...............        984        16,936
Autobacs Seven Co., Ltd. ...............        180         6,634
Citizen Holdings Co., Ltd. .............      3,103        17,502
Culture Convenience Club Co., Ltd. (a)..      1,532         9,993
Fast Retailing Co., Ltd. (a)............        476        60,394
Hikari Tsushin, Inc. ...................        184         4,030
J Front Retailing Co., Ltd. (a).........      3,778        22,828
Marui Group Co., Ltd. (a)...............      2,616        18,787
Nitori Co., Ltd. (a)....................        510        43,575
Sanrio Co., Ltd. (a)....................        548         4,639
Shimachu Co., Ltd. (a)..................        884        23,251
Shimamura Co., Ltd. ....................        332        32,668
USS Co., Ltd. ..........................        410        24,499
Yamada Denki Co., Ltd. (a)..............        610        41,423
                                                      -----------
                                                          327,159
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Asics Corp. ............................      1,064         9,923
Gunze, Ltd. ............................      4,223        19,385
Nisshinbo Industries, Inc. .............      1,584        16,895
Onward Kashiyama Co., Ltd. .............      1,580        11,788
The Japan Wool Textile Co., Ltd. (a)....      2,031        15,425
Toyobo Co., Ltd. (a)....................      9,302        16,000
                                                      -----------
                                                           89,416
TOBACCO -- 0.7%
Japan Tobacco, Inc. ....................         31       106,640
TRADING COMPANIES & DISTRIBUTORS -- 3.6%
Hanwa Co., Ltd. ........................      3,207        11,605
Inaba Denki Sangyo Co., Ltd. ...........        956        22,956
Itochu Corp. (a)........................      8,266        54,931
Iwatani Corp. ..........................      7,451        22,969
Marubeni Corp. (a)......................     10,402        52,629
Mitsubishi Corp. .......................      7,807       158,346
Mitsui & Co., Ltd. (a)..................     10,202       133,771
Sojitz Corp. (a)........................      8,528        16,287
Sumitomo Corp. .........................      6,475        66,894
Toyota Tsusho Corp. ....................      1,039        15,712
                                                      -----------
                                                          556,100
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Kamigumi Co., Ltd. .....................      2,395        19,607
Mitsubishi Logistics Corp. .............      1,216        14,763
                                                      -----------
                                                           34,370
WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
KDDI Corp. (a)..........................         23       129,983
NTT DoCoMo, Inc. (a)....................        100       160,161
Softbank Corp. (a)......................      3,915        86,271
                                                      -----------
                                                          376,415
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $19,840,008)....................               15,222,067
SHORT TERM INVESTMENTS -- 27.8 %
UNITED STATES -- 27.8 %
MONEY MARKET FUNDS -- 27.8%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  4,252,555     4,252,555
AIM Prime Money Market Fund.............     19,323        19,323
                                                      -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,271,878).....................                4,271,878
                                                      -----------
TOTAL INVESTMENTS -- 126.9%
  (Cost $24,111,886)....................               19,493,945
OTHER ASSETS AND
  LIABILITIES -- (26.9)%................               (4,130,815)
                                                      -----------
NET ASSETS -- 100.0%....................              $15,363,130
                                                      ===========





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Amount represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.0%
JAPAN -- 99.0%
AUTO COMPONENTS -- 4.4%
Ahresty Corp. (a).......................       2,000   $     15,860
FCC Co., Ltd. ..........................      15,313        267,488
Futaba Industrial Co., Ltd. (a)(b)......      17,594         73,886
Kayaba Industry Co., Ltd. (a)(b)........      65,902        234,799
Keihin Corp. (b)........................      12,941        215,069
Koito Manufacturing Co., Ltd. (b).......      16,000        222,483
Musashi Seimitsu Industry Co.,
  Ltd. (b)..............................      11,452        219,741
NHK Spring Co., Ltd. (b)................      35,000        289,663
Nippon Seiki Co., Ltd. .................       9,939        113,227
Nissin Kogyo Co., Ltd. .................      15,334        224,183
Press Kogyo Co., Ltd. ..................      48,569         97,643
Showa Corp. (b).........................      20,639        126,552
Takata Corp. (b)........................       7,900        144,791
The Yokohama Rubber Co., Ltd. ..........      40,986        201,874
Tokai Rika Co., Ltd. (b)................      10,500        188,926
Topre Corp. ............................      23,434        218,806
Toyo Tire & Rubber Co., Ltd. (a)(b).....      64,372        155,295
Toyoda Gosei Co., Ltd. (b)..............      12,098        354,691
Toyota Boshoku Corp. (b)................      11,200        221,536
TS Tech Co., Ltd. ......................       7,000        124,074
                                                       ------------
                                                          3,710,587
                                                       ------------
BEVERAGES -- 1.1%
Ito En, Ltd. (b)........................      12,700        235,745
Mikuni Coca-Cola Bottling Co.,
  Ltd. (b)..............................      36,645        318,830
Takara Holdings, Inc. (b)...............      58,937        408,777
                                                       ------------
                                                            963,352
                                                       ------------
BIOTECHNOLOGY -- 0.1%
AnGes MG, Inc. (a)......................          36         61,397
                                                       ------------
BUILDING PRODUCTS -- 2.5%
Aica Kogyo Co., Ltd. (b)................      37,019        396,507
Bunka Shutter Co., Ltd. (b).............      54,577        207,860
Central Glass Co., Ltd. (b).............      71,309        317,778
Nitto Boseki Co., Ltd. (b)..............      84,020        166,098
Noritz Corp. (b)........................      23,265        312,591
Sankyo-Tateyama Holdings, Inc. (a)......     162,467        157,867
Sanwa Holdings Corp. (b)................      82,910        286,136
Sekisui Jushi Corp. ....................      31,938        281,087
                                                       ------------
                                                          2,125,924
                                                       ------------
CAPITAL MARKETS -- 1.6%
JAFCO Co., Ltd. (b).....................       7,500        229,938
Japan Asia Investment Co., Ltd. (a).....      10,000          6,701
kabu.com Securities Co., Ltd (b)........          10         12,118
Matsui Securities Co., Ltd (b)..........      19,400        158,606
Mito Securities Co., Ltd. (a)...........      63,129        151,591
Monex Beans Holdings, Inc. (b)..........         371        134,668
Okasan Holdings, Inc. ..................      43,447        194,101
SBI Holdings, Inc. (b)..................         310         61,491
Sparx Group Co., Ltd. (a)...............          40          4,276
Tokai Tokyo Financial Holdings,
  Inc. (b)..............................      79,721        251,980
Toyo Securities Co., Ltd. (a)...........      69,457        144,290
                                                       ------------
                                                          1,349,760
                                                       ------------
CHEMICALS -- 8.4%
ADEKA Corp. (b).........................      33,213        333,113
Air Water, Inc. (b).....................      37,390        431,800
Asahi Organic Chemicals Industry Co.,
  Ltd. (b)..............................     119,540        320,429
C. Uyemura & Co., Ltd. .................       4,076        203,493
Daicel Chemical Industries, Ltd. (b)....      54,000        326,889
Denki Kagaku Kogyo Kabushiki
  Kaisha (b)............................      83,000        342,994
DIC Corp. (b)...........................     121,000        172,983
Fujikura Kasei Co., Ltd. ...............      28,438        160,397
Fujimi, Inc. (b)........................       6,273        112,590
Ishihara Sangyo Kaisha, Ltd. (a)(b).....     155,811        128,777
Kansai Paint Co., Ltd. .................      45,000        351,818
Lintec Corp. ...........................      16,508        315,281
Mitsubishi Rayon Co., Ltd. (b)..........      92,000        316,480
Nifco, Inc. (b).........................      16,579        331,636
Nihon Parkerizing Co., Ltd. (b).........       9,401        117,493
Nippon Kayaku Co., Ltd. ................      25,000        221,980
Nippon Paint Co., Ltd. (b)..............      34,000        185,313
Nippon Shokubai Co., Ltd. ..............      20,000        177,584
Nippon Soda Co., Ltd. ..................      43,065        182,293
Nippon Valqua Industries, Ltd. .........      83,025        167,840
Nissan Chemical Industries, Ltd. (b)....      32,000        462,478
NOF Corp. (b)...........................      65,731        330,362
Okamoto Industries, Inc. (b)............      99,841        382,481
SK Kaken Co., Ltd. .....................         780         21,953
Sumitomo Bakelite Co., Ltd. (b).........      44,000        233,920
Toagosei Co., Ltd. (b)..................      10,000         34,065
Tokai Carbon Co., Ltd. (b)..............      40,542        191,990
Tokuyama Corp. (b)......................      36,000        264,567
Tokyo Ohka Kogyo Co., Ltd. (b)..........       6,000        135,366
Tosoh Corp. (b).........................      88,000        223,108
                                                       ------------
                                                          7,181,473
                                                       ------------
COMMERCIAL BANKS -- 7.0%
Aozora Bank, Ltd. (a)...................     151,290        219,665
Bank of the Ryukyus, Ltd. ..............      16,481        203,401
Kansai Urban Banking Corp. (b)..........      53,000         73,993
Kiyo Holdings, Inc. (b).................     247,754        315,452
The Aichi Bank, Ltd. ...................       4,049        364,946
The Bank of Iwate, Ltd. (b).............       4,456        241,376
The Bank of Nagoya, Ltd. (b)............      41,000        177,673
The Bank of Okinawa, Ltd. (b)...........       4,000        142,514
The Biwako Bank, Ltd. ..................     157,049        147,340
The Daishi Bank, Ltd. ..................      52,000        210,823
The Fukushima Bank, Ltd. (a)............     175,478        105,834
The Higo Bank, Ltd. (b).................      41,000        242,698
The Hokkoku Bank, Ltd. (b)..............      50,000        209,415
The Hyakujushi Bank, Ltd. (b)...........      48,000        217,658
The Juroku Bank, Ltd. (b)...............      69,000        236,589
The Kagoshima Bank, Ltd. ...............      41,000        326,956
The Keiyo Bank, Ltd. (b)................      49,000        251,198
The Musashino Bank, Ltd. (b)............       5,300        160,714
The Nagano Bank, Ltd. ..................     121,534        272,836


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
The Nanto Bank, Ltd. (b)................      45,000   $    245,770
The San-In Godo Bank, Ltd. .............      41,000        350,310
The Shikoku Bank, Ltd. (b)..............      42,000        150,109
The Taiko Bank, Ltd. ...................      84,000        234,545
The Tochigi Bank, Ltd. .................      41,846        203,773
The Tokushima Bank, Ltd. (b)............      42,305        173,879
The Tokyo Tomin Bank, Ltd. (b)..........       8,405        137,525
Tomato Bank, Ltd. ......................     125,872        306,473
                                                       ------------
                                                          5,923,465
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.6%
AEON delight Co., Ltd. .................       1,000         14,173
Daiseki Co., Ltd. (b)...................      10,293        203,480
Duskin Co., Ltd. .......................      11,000        207,260
MEITEC Corp. (b)........................      12,344        210,111
Moshi Moshi Hotline, Inc. (b)...........      11,372        222,525
Nippon Kanzai Co., Ltd. ................      11,052        207,375
Nissha Printing Co., Ltd. (b)...........       7,342        376,387
Okamura Corp. ..........................      35,884        177,947
Oyo Corp. (b)...........................      22,460        226,770
Park24 Co., Ltd. (b)....................      27,985        323,186
                                                       ------------
                                                          2,169,214
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 0.9%
Aiphone Co., Ltd. (b)...................      15,206        273,431
Denki Kogyo Co., Ltd. ..................      42,303        217,811
Hitachi Kokusai Electric, Inc. (b)......      33,634        262,205
                                                       ------------
                                                            753,447
                                                       ------------
COMPUTERS & PERIPHERALS -- 0.3%
Wacom Co., Ltd. (b).....................         122        291,459
                                                       ------------
CONSTRUCTION & ENGINEERING -- 3.2%
Chiyoda Corp. (b).......................      34,000        268,476
Chugai Ro Co., Ltd. ....................      69,522        211,202
COMSYS Holdings Corp. (b)...............      25,000        274,753
Daimei Telecom Engineering Corp. (b)....      14,029        138,825
Kandenko Co., Ltd. (b)..................      21,000        145,652
Kinden Corp. ...........................      21,924        183,894
Kyowa Exeo Corp. (b)....................      35,676        351,042
Kyudenko Corp. .........................      50,657        322,494
Maeda Corp. (b).........................      66,158        213,544
Penta-Ocean Construction Co., Ltd. (a)..     110,500        143,162
Sanki Engineering Co., Ltd. ............      30,196        253,952
Toda Corp. (b)..........................      36,000        127,459
Tokyu Construction Co., Ltd. (a)........           2              6
Toyo Engineering Corp. (b)..............      26,000         88,859
                                                       ------------
                                                          2,723,320
                                                       ------------
CONSTRUCTION MATERIALS -- 0.5%
Sumitomo Osaka Cement Co., Ltd. (b).....      84,000        159,491
Taiheiyo Cement Corp. (a)(b)............     175,000        234,545
                                                       ------------
                                                            394,036
                                                       ------------
CONSUMER FINANCE -- 0.4%
Aeon Credit Service Co., Ltd. (b).......      18,200        183,758
Aiful Corp. (b).........................      16,700         19,585
OMC Card, Inc. (a)......................          62            107
Orient Corp. (a)(b).....................      81,000         75,993
Takefuji Corp. (b)......................      21,510         75,916
                                                       ------------
                                                            355,359
                                                       ------------
CONTAINERS & PACKAGING -- 1.0%
FP Corp. (b)............................       3,000        155,805
Fuji Seal International, Inc. (b).......      11,370        231,248
Rengo Co., Ltd. ........................      69,063        424,243
                                                       ------------
                                                            811,296
                                                       ------------
DISTRIBUTORS -- 0.7%
Canon Marketing Japan, Inc. (b).........      13,900        246,687
Yokohama Reito Co., Ltd. ...............      52,580        371,733
                                                       ------------
                                                            618,420
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Japan Securities Finance Co., Ltd. (b)..      28,119        209,789
Osaka Securities Exchange Co.,
  Ltd. (b)..............................          69        314,425
Ricoh Leasing Co., Ltd. (b).............       9,267        204,208
                                                       ------------
                                                            728,422
                                                       ------------
ELECTRIC UTILITIES -- 0.4%
Japan Wind Dev Co. (b)..................          30        129,335
The Okinawa Electric Power Co., Inc. ...       4,100        245,446
                                                       ------------
                                                            374,781
                                                       ------------
ELECTRICAL EQUIPMENT -- 2.4%
Daihen Corp. (b)........................      43,971        180,726
Fuji Electric Holdings Co., Ltd. (b)....     108,000        200,235
Fujikura, Ltd. (b)......................      73,000        358,742
GS Yuasa Corp. (b)......................      71,287        652,877
Hitachi Cable Ltd. (b)..................      34,000         99,872
Shinko Electric Co., Ltd. (b)...........      79,826        220,216
SWCC Showa Holdings Co., Ltd. (a).......     155,075        162,808
Toyo Tanso Co., Ltd. (b)................       2,800        145,418
                                                       ------------
                                                          2,020,894
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 6.3%
Alps Electric Co., Ltd. (a)(b)..........      32,600        188,606
Arisawa Manufacturing Co., Ltd. (b).....      16,372        118,125
Dainippon Screen Manufacturing Co.,
  Ltd. (a)(b)...........................      46,000        174,680
Enplas Corp. (b)........................      18,289        352,360
ESPEC Corp. ............................          31            187
Hakuto Co., Ltd. (b)....................      24,411        238,016
Hitachi High-Technologies Corp. (b).....      11,600        243,181
Horiba, Ltd. (b)........................      10,765        280,141
Hosiden Corp. (b).......................      16,995        231,004
Japan Aviation Electronics Industry,
  Ltd. (b)..............................      12,971         77,651
Japan Cash Machine Co., Ltd. ...........      24,824        243,707
Koa Corp. (b)...........................      19,591        176,797
Mabuchi Motor Co., Ltd. ................       5,214        266,130
Nichicon Corp. (b)......................      10,000        128,106
Nidec Sankyo Corp. .....................      27,917        158,706
Nihon Dempa Kogyo Co., Ltd. (b).........       7,195        139,986
Nippon Ceramic Co., Ltd. (b)............      15,623        222,301
Nippon Chemi-Con Corp. (a)(b)...........      41,432        202,683
Oki Electric Industry Co., Ltd. (a)(b)..     147,000        131,345
Ryosan Co., Ltd. (b)....................       8,196        211,456
Ryoyo Electro Corp. ....................      19,104        165,148
Star Micronics Co., Ltd. ...............      13,669        127,477
Taiyo Yuden Co., Ltd. (b)...............      29,000        343,005


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Toko, Inc. (a)(b).......................      87,739   $    140,132
Topcon Corp. (b)........................      14,719         67,730
Yamatake Corp. (b)......................      17,648        398,157
Yokogawa Electric Corp. (b).............      36,400        323,203
                                                       ------------
                                                          5,350,020
ENERGY EQUIPMENT & SERVICES -- 0.1%
Shinko Plantech Co., Ltd. ..............      11,386        111,781
FOOD & STAPLES RETAILING -- 1.7%
Cawachi, Ltd. ..........................       9,635        221,142
Circle K Sunkus Co., Ltd. (b)...........      22,898        346,533
Izumiya Co., Ltd. ......................      42,933        234,960
Ministop Co., Ltd. .....................      19,394        307,583
Sugi Pharmacy Co., Ltd. (b).............       7,700        163,830
Sundrug Co., Ltd. (b)...................       5,000        135,701
                                                       ------------
                                                          1,409,749
FOOD PRODUCTS -- 4.8%
Ariake Japan Co., Ltd. (b)..............      12,564        208,523
Ezaki Glico Co., Ltd. ..................      13,000        145,049
Fujicco Co., Ltd. ......................      32,657        388,813
Hokuto Corp. (b)........................      14,421        334,211
Kagome Co., Ltd. (b)....................      27,967        566,618
Marudai Food Co., Ltd. .................     103,417        324,568
Maruha Nichiro Holdings, Inc. ..........      59,000         90,278
Mitsui Sugar Co., Ltd. .................      47,497        168,164
Nakamuraya Co., Ltd. (b)................      67,952        358,221
Nichirei Corp. (b)......................      32,000        126,878
Nippon Suisan Kaisha, Ltd. (b)..........      71,175        212,249
Nosan Corp. (b).........................      95,463        344,385
Riken Vitamin Co., Ltd. ................      10,280        276,705
Snow Brand Milk Products Co.,
  Ltd. (b)(c)...........................      90,255        337,694
Yamazaki Baking Co., Ltd. (b)...........      14,000        190,138
                                                       ------------
                                                          4,072,494
GAS UTILITIES -- 0.5%
Shizuoka Gas Co., Ltd. .................      49,819        386,155
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Fukuda Denshi Co., Ltd. (b).............       8,686        247,381
Miraca Holdings, Inc. ..................      13,900        454,872
Nakanishi, Inc. ........................         647         57,087
Nihon Kohden Corp. (b)..................       7,600        127,240
Nipro Corp. ............................       7,000        164,182
Paramount Bed Co., Ltd. (b).............      17,710        381,951
Sysmex Corp. (b)........................       8,405        364,231
                                                       ------------
                                                          1,796,944
HOTELS, RESTAURANTS & LEISURE -- 2.2%
DOUTOR NICHIRES Holdings Co., Ltd. (b)..      16,275        250,301
McDonald's Holdings Co. (Japan),
  Ltd. (b)..............................      22,700        455,090
MOS Food Services, Inc. ................      25,314        442,186
Nissin Healthcare Food Service
  Co., Ltd. ............................      18,208        253,389
Round One Corp. (b).....................       9,700         82,445
Tokyo Dome Corp. (b)....................      69,085        212,189
Zensho Co., Ltd. (b)....................      28,946        201,411
                                                       ------------
                                                          1,897,011
HOUSEHOLD DURABLES -- 2.0%
Clarion Co., Ltd. (a)...................      11,000         10,197
Daikyo, Inc. (a)(b).....................      67,352        156,466
France Bed Holdings Co., Ltd. (b).......     162,734        232,646
Funai Electric Co., Ltd. (b)............       3,000        137,376
Goldcrest Co., Ltd. (b).................       6,209        188,278
Haseko Corp. (a)(b).....................     237,500        233,428
Juki Corp. (a)(b).......................      41,450         48,610
JVC KENWOOD Holdings, Inc. (a)..........     166,115         89,055
Misawa Homes Holdings, Inc. (a)(b)......       8,866         31,588
Pioneer Corp. (a)(b)....................      26,000         62,724
Rinnai Corp. (b)........................      11,551        547,007
                                                       ------------
                                                          1,737,375
HOUSEHOLD PRODUCTS -- 0.4%
Lion Corp. (b)..........................      40,000        208,187
Pigeon Corp. ...........................       4,000        159,490
                                                       ------------
                                                            367,677
INDUSTRIAL CONGLOMERATES -- 0.2%
Katakura Industries Co., Ltd. (b).......      16,980        197,991
INSURANCE -- 0.3%
Nissay Dowa General Insurance
  Co., Ltd. ............................      42,000        215,312
INTERNET & CATALOG RETAIL -- 0.3%
Senshukai Co., Ltd. (b).................      29,624        211,754
INTERNET SOFTWARE & SERVICES -- 1.2%
Access Co., Ltd. (a)(b).................          69        195,514
DeNA Co., Ltd. (b)......................          56        155,113
eAccess, Ltd. ..........................         461        322,831
GMO Internet, Inc. .....................       1,000          4,389
Index Holdings (a)......................          50          2,373
Kakaku.com, Inc. .......................          79        291,171
mixi, Inc. (a)(b).......................          12         79,477
                                                       ------------
                                                          1,050,868
IT SERVICES -- 2.0%
CSK Holdings Corp. (a)(b)...............      16,900         63,987
INES Corp. .............................      38,260        326,044
IT Holdings Corp. (b)...................      15,137        209,468
Itochu Techno-Solutions Corp. (b).......       9,200        284,113
Net One Systems Co., Ltd. (b)...........          98        147,764
OBIC Co., Ltd. (b)......................       2,051        347,961
Otsuka Corp. (b)........................       3,800        227,911
Trans Cosmos, Inc. (a)(b)...............      12,367        114,091
                                                       ------------
                                                          1,721,339
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Aruze Corp. (a)(b)......................       1,000         16,407
Heiwa Corp. ............................      12,000        132,685
Mars Engineering Corp. (b)..............       4,558        168,504
Roland Corp. ...........................       9,476        108,164
                                                       ------------
                                                            425,760
MACHINERY -- 7.3%
Amano Corp. (b).........................      24,432        212,298
Asahi Diamond Industrial Co., Ltd. (b)..      39,942        290,860
CKD Corp. ..............................      24,905        179,969
Daifuku Co., Ltd. (b)...................      21,681        145,533
Ebara Corp. (a)(b)......................      78,476        346,211


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Fuji Machine Manufacturing Co., Ltd. ...      12,371   $    146,460
Furukawa Co., Ltd. (b)..................     124,280        174,896
Glory, Ltd. (b).........................      13,187        324,759
Hino Motors, Ltd. (b)...................      43,998        167,569
Hitachi Zosen Corp. (a)(b)..............     248,226        316,053
Iseki & Co., Ltd. (a)(b)................      29,000        116,926
Kitz Corp. (b)..........................      41,502        209,515
Komori Corp. (b)........................      12,840        156,314
Kyokuto Kaihatsu Kogyo Co., Ltd. .......      40,640        162,497
Makino Milling Machine Co., Ltd. (a)....      40,739        157,432
Meidensha Corp. (b).....................      28,000        146,982
Minebea Co., Ltd. (b)...................      60,000        276,093
Mori Seiki Co., Ltd. (b)................      15,800        190,408
Nabtesco Corp. (b)......................      31,052        371,438
Nachi-Fujikoshi Corp. (b)...............      77,418        175,528
Namura Shipbuilding Co., Ltd. ..........       2,000         12,085
Nippon Sharyo, Ltd. ....................      37,970        245,118
Nippon Thompson Co., Ltd. (b)...........      34,511        196,193
OKUMA Corp. (b).........................      30,192        152,419
OSG Corp. (b)...........................      17,800        183,298
Ryobi, Ltd. (a)(b)......................      42,723        135,992
Shima Seiki Manufacturing, Ltd. (b).....       6,900        160,680
Sintokogio, Ltd. .......................      20,519        156,754
Tadano, Ltd. (b)........................      38,913        192,099
Tocalo Co., Ltd. .......................          36            656
Toshiba Machine Co., Ltd. (b)...........      42,009        155,302
Tsubakimoto Chain Co. ..................      43,124        176,763
Union Tool Co. (b)......................       4,332        138,618
                                                       ------------
                                                          6,173,718
                                                       ------------
MARINE -- 0.2%
Iino Kaiun Kaisha, Ltd. (b).............      32,806        159,019
                                                       ------------
MEDIA -- 2.1%
Avex Group Holdings, Inc. (b)...........      16,292        151,575
CyberAgent, Inc. (b)....................          72         92,799
Daiichikosho Co., Ltd. .................      18,081        233,245
Hakuhodo DY Holdings, Inc. (b)..........       4,214        230,150
Kadokawa Group Holdings, Inc. ..........       8,387        188,751
Shochiku Co., Ltd. (b)..................      40,243        353,730
Sky Perfect JSAT Corp. (b)..............         942        433,992
Usen Corp. (a)..........................       4,720          4,850
Zenrin Co., Ltd. (b)....................       8,324        121,604
                                                       ------------
                                                          1,810,696
                                                       ------------
METALS & MINING -- 4.5%
Daido Steel Co., Ltd. (b)...............      51,000        185,693
Dowa Holdings Co., Ltd. ................      50,000        303,792
Godo Steel, Ltd. .......................      27,440         53,939
Hitachi Metals, Ltd. (b)................      27,000        277,132
Maruichi Steel Tube, Ltd. (b)...........      13,400        268,644
Mitsui Mining & Smelting Co.,
  Ltd. (a)(b)...........................     119,000        305,690
Nakayama Steel Works, Ltd. (b)..........      73,212        140,643
Nippon Denko Co., Ltd. (b)..............      16,000        111,867
Nippon Yakin Kogyo Co., Ltd. (b)........      35,000        175,127
Nisshin Steel Co., Ltd. (b).............     127,000        226,950
OSAKA Titanium Technologies Co. (b).....       4,300        123,427
Pacific Metals Co., Ltd. (b)............      23,759        180,710
Sanyo Special Steel Co., Ltd. (b).......      41,750        155,277
Sumitomo Light Metal Industries,
  Ltd. (a)(b)...........................     164,135        164,987
Toho Titanium Co., Ltd. (b).............       7,600        103,303
Toho Zinc Co., Ltd. ....................      36,796        177,127
Tokyo Rope Manufacturing Co., Ltd. (b)..      62,654        226,026
Tokyo Steel Manufacturing Co.,
  Ltd. (b)..............................      25,300        310,828
Yamato Kogyo Co., Ltd. (b)..............      12,248        346,093
                                                       ------------
                                                          3,837,255
                                                       ------------
MULTILINE RETAIL -- 1.1%
Don Quijote Co., Ltd. (b)...............      12,900        306,886
H2O Retailing Corp. (b).................      43,107        271,540
Matsuya Co., Ltd. (a)(b)................      13,508        108,625
Parco Co., Ltd. (b).....................      24,725        229,204
                                                       ------------
                                                            916,255
                                                       ------------
OFFICE ELECTRONICS -- 0.2%
Riso Kagaku Corp. ......................      13,447        168,510
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 0.9%
Cosmo Oil Co., Ltd. (b).................     101,000        282,013
Itochu Enex Co., Ltd. ..................      40,204        234,843
Japan Petroleum Exploration Co. (b).....       5,625        287,737
                                                       ------------
                                                            804,593
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.4%
Daio Paper Corp. .......................      15,940        150,080
Sumitomo Forestry Co., Ltd. (b).........      25,700        216,714
                                                       ------------
                                                            366,794
                                                       ------------
PERSONAL PRODUCTS -- 1.2%
Aderans Holdings Co., Ltd. .............      16,204        231,835
Kobayashi Pharmaceutical Co., Ltd. (b)..       5,000        228,402
Mandom Corp. (b)........................      12,745        365,831
Milbon Co., Ltd. (b)....................       8,408        225,378
                                                       ------------
                                                          1,051,446
                                                       ------------
PHARMACEUTICALS -- 2.6%
Dainippon Sumitomo Pharma Co.,
  Ltd. (b)..............................      14,000        153,080
Kaken Pharmaceutical Co., Ltd. .........      42,428        399,473
Kyorin Co., Ltd. (b)....................       8,000        136,259
Mochida Pharmaceutical Co., Ltd. .......      35,483        376,488
Nichi-iko Pharmaceutical Co., Ltd. (b)..       7,465        241,371
Rohto Pharmaceutical Co., Ltd. (b)......      31,493        430,881
Sawai Pharmaceutical Co., Ltd. .........       2,000        116,156
Torii Pharmaceutical Co., Ltd. .........      18,900        361,809
                                                       ------------
                                                          2,215,517
                                                       ------------
PROFESSIONAL SERVICES -- 0.1%
ARRK Corp. (a)(b).......................       2,000          1,631
en-japan, Inc. (b)......................          42         57,651
                                                       ------------
                                                             59,282
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.5%
Daibiru Corp. (b).......................      23,826        207,831
Heiwa Real Estate Co., Ltd. (b).........      59,755        205,557
K.K. DaVinci Holdings (a)(b)............         276         27,589
Kenedix, Inc. (a)(b)....................         140         55,587
Leopalace21 Corp. (b)...................      25,900        208,565


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Nomura Real Estate Holdings, Inc. (b)...      12,700   $    206,950
Shoei Co., Ltd. ........................       9,698         78,095
Suruga Corp. (a)(c)(d)..................      10,689              0
TOC Co., Ltd. ..........................       3,000         13,235
Tokyo Tatemono Co., Ltd. (b)............      49,000        240,253
                                                       ------------
                                                          1,243,662
ROAD & RAIL -- 0.9%
Nishi-Nippon Railroad Co., Ltd. (b).....      64,000        255,185
Sankyu, Inc. ...........................      78,830        340,730
Seino Holdings Co., Ltd. ...............      24,000        208,276
                                                       ------------
                                                            804,191
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
Disco Corp. (b).........................       6,919        462,117
NEC Electronics Corp. (a)(b)............       7,800         69,519
Shinko Electric Industries Co.,
  Ltd. (b)..............................      13,900        248,239
SUMCO Corp. (b).........................         360          8,202
Tokyo Seimitsu Co., Ltd. (a)............       9,300        125,579
Ulvac, Inc. (b).........................       8,002        211,367
                                                       ------------
                                                          1,125,023
SOFTWARE -- 0.7%
DTS Corp. ..............................      16,532        151,592
Fuji Soft, Inc. (b).....................      13,274        224,161
NSD Co., Ltd. (b).......................      16,478        178,151
                                                       ------------
                                                            553,904
SPECIALTY RETAIL -- 4.2%
ABC-Mart, Inc. (b)......................       5,800        181,058
Aoyama Trading Co., Ltd. ...............      14,100        242,677
Autobacs Seven Co., Ltd. (b)............       9,488        349,700
Chiyoda Co., Ltd. ......................      16,313        232,483
Culture Convenience Club Co., Ltd. (b)..      32,828        214,124
EDION Corp. (b).........................      20,650        179,665
Gulliver International Co., Ltd. (b)....       3,323        234,931
Honeys Co., Ltd. (b)....................       8,362         60,426
K's Holdings Corp. (b)..................      11,602        390,038
Komeri Co., Ltd. (b)....................       6,430        191,029
Nishimatsuya Chain Co., Ltd. (b)........      16,466        173,423
Point, Inc. ............................       5,101        338,414
Right On Co., Ltd. .....................       1,000          9,829
Sanrio Co., Ltd. (b)....................      16,505        139,731
Shimachu Co., Ltd. (b)..................      11,300        297,219
United Arrows, Ltd. ....................      16,529        145,288
Xebio Co., Ltd. (b).....................       9,561        225,850
                                                       ------------
                                                          3,605,885
TEXTILES, APPAREL & LUXURY GOODS -- 3.3%
Atsugi Co., Ltd. .......................     235,470        318,220
Daidoh, Ltd. (b)........................      24,911        187,524
Daiwabo Co., Ltd. (b)...................      24,635        102,629
Gunze, Ltd. ............................      71,348        327,515
Nisshinbo Industries, Inc. (b)..........      31,000        330,653
Onward Kashiyama Co., Ltd. (b)..........      32,000        238,745
Sanyo Shokai, Ltd. (b)..................      42,516        140,082
Seiko Corp. (b).........................      41,649        104,663
The Japan Wool Textile Co., Ltd. (b)....      39,170        297,488
Toyobo Co., Ltd. (b)....................     138,000        237,360
Unitika, Ltd. (a)(b)....................     190,084        169,841
Wacoal Holdings Corp. ..................      29,000        379,606
                                                       ------------
                                                          2,834,326
TRADING COMPANIES & DISTRIBUTORS -- 2.6%
Hanwa Co., Ltd. (b).....................      84,032        304,086
Inaba Denki Sangyo Co., Ltd. ...........      12,363        296,872
Inabata & Co., Ltd. ....................      49,575        206,528
Iwatani Corp. ..........................     129,422        398,956
MISUMI Group, Inc. (b)..................      20,633        433,469
Nagase & Co., Ltd. .....................      28,000        347,127
Okaya & Co., Ltd. ......................      21,105        202,717
                                                       ------------
                                                          2,189,755
TRANSPORTATION INFRASTRUCTURE -- 0.9%
Japan Airport Terminal Co., Ltd. (b)....      18,148        228,028
Mitsui-Soko Co., Ltd. (b)...............      52,686        200,658
The Sumitomo Warehouse Co., Ltd. .......      67,563        327,496
                                                       ------------
                                                            756,182
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $97,753,012)....................                 84,184,849
SHORT TERM INVESTMENTS -- 28.1%
UNITED STATES -- 28.1%
MONEY MARKET FUNDS -- 28.1%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  23,849,980     23,849,980
AIM Prime Money Market Fund.............      97,038         97,038
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $23,947,018)....................                 23,947,018
                                                       ------------
TOTAL INVESTMENTS -- 127.1%
  (Cost $121,700,030)...................                108,131,867
OTHER ASSETS AND
  LIABILITIES -- (27.1)%................                (23,050,927)
NET ASSETS -- 100.0%....................               $ 85,080,940
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on inputs. Snow Brand Milk Products Co., Ltd.'s value is determined based on Level 2 inputs and Suruga Corp.'s value is determined based on Level 3 inputs. (Note 2)
(d)  Company has filed for insolvency.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.5%
ARGENTINA -- 0.0% (A)
Petrobras Energia SA ADR (b)............      2,065   $     36,984
                                                      ------------
AUSTRALIA -- 21.8%
ASX, Ltd. ..............................     16,758        520,600
Australia & New Zealand Banking
  Group, Ltd. ..........................    130,269      2,804,092
Bank of Queensland, Ltd. (c)............    418,178      4,402,923
Bendigo and Adelaide Bank, Ltd. ........    554,006      4,596,018
Billabong International, Ltd. (c).......     73,325        776,556
Commonwealth Bank of Australia..........     55,191      2,520,682
Leighton Holdings, Ltd. (c).............     75,760      2,418,399
National Australia Bank, Ltd. ..........    154,561      4,195,905
Sims Metal Management, Ltd. ............     23,860        480,746
United Group, Ltd. .....................     61,458        803,834
Wesfarmers, Ltd. .......................    167,599      3,918,256
                                                      ------------
TOTAL AUSTRALIA.........................                27,438,011
                                                      ------------
AUSTRIA -- 0.8%
Oesterreichische Post AG................     34,535        954,068
                                                      ------------
BELGIUM -- 2.8%
Belgacom SA.............................     70,916      2,759,373
Mobistar SA.............................     10,583        731,537
                                                      ------------
TOTAL BELGIUM...........................                 3,490,910
                                                      ------------
BERMUDA -- 2.3%
Nordic American Tanker Shipping, Ltd. ..     96,515      2,854,914
                                                      ------------
CANADA -- 9.0%
ARC Energy Trust........................    153,811      2,894,794
Bank of Montreal (c)....................     12,823        647,183
Baytex Energy Trust.....................     30,517        671,016
Brookfield Properties Corp. (c).........     68,494        774,729
Inter Pipeline Fund (Class A)...........    367,981      3,318,789
Manitoba Telecom Services, Inc. (c).....     32,839      1,019,468
Pembina Pipeline Income Fund............     40,517        581,349
Telus Corp. ............................     26,184        842,631
Vermilion Energy Trust..................     20,297        559,383
                                                      ------------
TOTAL CANADA............................                11,309,342
                                                      ------------
CZECH REPUBLIC -- 1.0%
CEZ AS..................................     11,141        591,883
Komercni Banka AS.......................      3,629        720,890
                                                      ------------
TOTAL CZECH REPUBLIC....................                 1,312,773
                                                      ------------
FINLAND -- 7.0%
Fortum Oyj..............................     22,651        580,069
Kesko Oyj (Class B).....................     20,989        702,563
Konecranes Oyj..........................     25,674        731,039
Nokia Oyj ADR...........................     43,820        640,649
Orion Oyj (Class B).....................    195,952      3,608,930
Rautaruukki Oyj.........................     25,911        621,135
Sampo Oyj (Class A).....................     30,993        779,655
YIT Oyj.................................     62,259      1,183,962
                                                      ------------
TOTAL FINLAND...........................                 8,848,002
                                                      ------------
FRANCE -- 7.2%
Bouygues SA (c).........................     15,894        807,321
Ciments Francais SA.....................     16,018      1,796,987
ICADE...................................      6,277        671,617
Lagardere SCA...........................     17,105        795,826
M6-Metropole Television.................     34,307        901,133
Neopost SA..............................      6,344        568,714
Nexity..................................     22,280        886,953
Schneider Electric SA...................      8,907        901,721
Total SA (c)............................     13,292        788,911
Vallourec SA (c)........................      6,013      1,017,789
                                                      ------------
TOTAL FRANCE............................                 9,136,972
                                                      ------------
GERMANY -- 7.0%
BASF SE.................................     12,846        679,915
Bilfinger Berger AG.....................     15,821      1,093,608
K+S AG..................................      9,249        504,133
RWE AG..................................     39,018      3,619,859
ThyssenKrupp AG.........................     84,464      2,905,038
                                                      ------------
TOTAL GERMANY...........................                 8,802,553
                                                      ------------
HONG KONG -- 0.4%
Hang Seng Bank, Ltd. ...................     35,600        513,096
                                                      ------------
ISRAEL -- 4.9%
Cellcom Israel, Ltd. ...................    114,663      3,489,195
Israel Chemicals, Ltd. .................     50,331        574,412
Koor Industries, Ltd. ..................     28,799        846,469
Mizrahi Tefahot Bank, Ltd. (b)..........     83,656        710,406
Partner Communications Company, Ltd. ...     29,596        557,986
                                                      ------------
TOTAL ISRAEL............................                 6,178,468
                                                      ------------
ITALY -- 8.0%
Eni SpA (c).............................     71,256      1,778,966
Mediaset SpA............................    545,472      3,811,172
Mediobanca SpA..........................    273,522      3,734,198
Recordati SpA...........................    108,948        769,970
                                                      ------------
TOTAL ITALY.............................                10,094,306
                                                      ------------
JAPAN -- 0.4%
Nintendo Co., Ltd. .....................      2,200        565,142
                                                      ------------
NETHERLANDS -- 4.7%
Koninklijke BAM Groep NV................    378,394      4,363,394
Koninklijke Boskalis Westminster NV.....     22,808        778,119
Koninklijke DSM NV......................     17,706        738,898
                                                      ------------
TOTAL NETHERLANDS.......................                 5,880,411
                                                      ------------
PORTUGAL -- 3.3%
Brisa Auto- Estradas de Portugal SA.....     83,787        824,233
Portugal Telecom, SGPS SA...............    314,015      3,320,833
                                                      ------------
TOTAL PORTUGAL..........................                 4,145,066
                                                      ------------
RUSSIA -- 0.5%
Mobile TeleSystems ADR..................     14,012        676,359
                                                      ------------
SINGAPORE -- 0.5%
DBS Group Holdings, Ltd. ...............     65,000        612,611
                                                      ------------
SOUTH AFRICA -- 0.7%
Kumba Iron Ore, Ltd. ...................     25,808        844,656
                                                      ------------
SPAIN -- 7.8%
ACS, Actividades de Construccion y
  Servicios SA (c)......................     11,066        576,483
Banco Bilbao Vizcaya Argentaria SA (c)..     57,112      1,012,620
Banco de Sabadell SA (c)................     96,117        710,198
Banco Espanol de Credito SA.............     49,975        680,812
Banco Popular Espanol SA (c)............     79,485        795,855
Banco Santander SA......................     47,847        769,317


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Enagas..................................     68,906   $  1,438,280
Fomento de Construcciones y
  Contratas SA..........................     15,908        744,087
Gas Natural SDG SA......................     28,328        625,246
Iberdrola SA............................     79,130        775,529
Repsol YPF SA...........................     23,051        626,365
Telefonica SA...........................     37,539      1,034,588
                                                      ------------
TOTAL SPAIN.............................                 9,789,380
SWEDEN -- 1.2%
Ratos AB (Class B) (c)..................     28,219        673,913
Sandvik AB (c)..........................     76,911        846,886
                                                      ------------
TOTAL SWEDEN............................                 1,520,799
SWITZERLAND -- 2.3%
Adecco SA...............................     12,439        660,520
Swatch Group AG.........................     15,826        718,359
Swisscom AG.............................      2,119        757,114
Zurich Financial Services AG............      3,031        720,032
                                                      ------------
TOTAL SWITZERLAND.......................                 2,856,025
TAIWAN -- 0.5%
Chunghwa Telecom Co., Ltd. ADR..........     28,344        511,331
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................     14,334        157,101
                                                      ------------
TOTAL TAIWAN............................                   668,432
TURKEY -- 0.7%
Tupras-Turkiye Petrol Rafinerileri AS...     51,128        846,200
UNITED KINGDOM -- 4.7%
Admiral Group PLC.......................     46,843        866,805
AstraZeneca PLC.........................     16,822        754,396
BP PLC..................................     86,873        768,340
GlaxoSmithKline PLC.....................     20,532        403,741
IMI PLC.................................    146,312      1,047,402
Pearson PLC.............................     50,203        619,053
Royal Dutch Shell PLC (Class A).........     27,037        771,215
Smiths Group PLC........................     51,323        729,312
                                                      ------------
TOTAL UNITED KINGDOM....................                 5,960,264
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $107,417,189)...................               125,335,744
SHORT TERM INVESTMENTS -- 6.6%
UNITED STATES -- 6.6%
MONEY MARKET FUNDS -- 6.6%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  8,350,180      8,350,180
AIM Prime Money Market Fund.............        100            100
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $8,350,280).....................                 8,350,280
                                                      ------------
TOTAL INVESTMENTS -- 106.1%
  (Cost $115,767,469)...................               133,686,024
OTHER ASSETS AND
  LIABILITIES -- (6.1)%.................                (7,648,607)
                                                      ------------
NET ASSETS -- 100.0%....................              $126,037,417
                                                      ============





(a)  Amount shown represents less than 0.05% of net assets.
(b)  Non-income producing security.
(c)  Security, or portion thereof, was on loan at September 30, 2009.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 98.9%
AUSTRALIA -- 9.9%
Alumina, Ltd. (a).......................     21,600   $    34,886
Amcor, Ltd. ............................        358         1,731
Aristocrat Leisure, Ltd. (b)............      7,263        33,652
Arrow Energy, Ltd. (a)..................      9,396        35,492
Asciano Group (a).......................     42,604        62,228
ASX, Ltd. ..............................      1,100        34,172
Bendigo and Adelaide Bank, Ltd. ........      4,157        34,486
BlueScope Steel, Ltd. ..................     23,300        60,251
Boral, Ltd. (b).........................     25,251       135,717
Caltex Australia, Ltd. (a)..............      2,828        30,225
CFS Retail Property Trust (b)...........    107,393       190,507
Cochlear, Ltd. .........................      1,794       105,701
Computershare, Ltd. ....................      5,283        52,034
CSR, Ltd. (b)...........................     39,870        66,152
David Jones, Ltd. ......................      2,300        11,854
Dexus Property Group....................    127,729        95,255
Downer EDI, Ltd. .......................      1,500        10,842
Energy Resources of Australia, Ltd. ....        500        11,125
Fairfax Media, Ltd. ....................     15,700        23,763
Felix Resources, Ltd. (b)...............      1,366        20,675
Goodman Group...........................     72,500        42,550
GPT Group...............................    100,622        60,831
Harvey Norman Holdings, Ltd. ...........     27,714       105,174
Incitec Pivot, Ltd. ....................     19,900        49,703
Lend Lease Corp., Ltd. .................      1,200        11,226
Macquarie Airports......................     15,295        38,336
Macquarie Infrastructure Group..........     12,500        16,272
Metcash, Ltd. ..........................     39,426       156,579
Mirvac Group............................     58,860        87,271
OneSteel, Ltd. .........................     14,500        38,775
OZ Minerals, Ltd. (a)...................     44,200        44,470
Paladin Energy, Ltd. (a)(b).............     13,246        52,606
Qantas Airways, Ltd. ...................      7,500        18,931
Sims Metal Management, Ltd. ............      1,500        30,223
Sonic Healthcare, Ltd. .................     11,906       149,314
TABCORP Holdings, Ltd. .................      7,157        45,036
Tatts Group, Ltd. ......................     18,429        41,312
Toll Holdings, Ltd. (b).................     10,740        80,852
Transurban Group........................      7,500        27,138
                                                      -----------
TOTAL AUSTRALIA.........................                2,147,347
                                                      -----------
AUSTRIA -- 0.8%
Andritz AG (a)..........................      2,545       126,779
IMMOEAST AG (a).........................      3,600        22,206
Wienerberger AG (a).....................      1,458        30,049
                                                      -----------
TOTAL AUSTRIA...........................                  179,034
                                                      -----------
BELGIUM -- 0.4%
Ackermans & Van Haaren NV...............      1,238        90,045
                                                      -----------
CANADA -- 7.6%
Alimentation Couche-Tard, Inc.
  (Class B).............................      4,522        78,997
Biovail Corp. (b).......................        800        12,313
Canadian Tire Corp., Ltd. (Class A).....        906        48,757
Celestica, Inc. (a).....................      1,900        18,056
Eldorado Gold Corp. (a)(b)..............      5,087        57,633
Ensign Energy Services, Inc. ...........        700        10,592
Finning International, Inc. ............      4,824        71,913
First Quantum Minerals, Ltd. (b)........      1,103        71,937
Fortis, Inc. (b)........................      6,105       142,088
Franco-Nevada Corp. (b).................      1,510        39,519
Gerdau Ameristeel Corp. ................      1,600        12,731
Gildan Activewear, Inc. (a)(b)..........      3,663        72,216
Iamgold Corp. ..........................      4,500        63,435
Inmet Mining Corp. .....................      1,222        68,267
Ivanhoe Mines, Ltd. (a)(b)..............      3,951        50,653
Lundin Mining Corp. (a).................      8,500        28,589
Metro, Inc. ............................      5,291       172,489
Niko Resources, Ltd. ...................      1,222        95,353
Onex Corp. .............................      4,477       109,454
Open Text Corp. (a)(b)..................        300        11,211
Pacific Rubiales Energy Corp. (a).......      2,200        27,180
Petrobank Energy & Resources,
  Ltd. (a)(b)...........................      1,628        67,119
Red Back Mining, Inc. (a)...............      2,200        24,659
Silver Wheaton Corp. (a)................      4,317        54,661
Sino-Forest Corp. (a)...................      3,663        57,711
TMX Group, Inc. (b).....................      2,442        81,703
TransAlta Corp. ........................      1,500        30,523
TriStar Oil & Gas, Ltd. (a).............      1,700        24,788
Viterra, Inc. (a)(b)....................      4,885        48,609
                                                      -----------
TOTAL CANADA............................                1,653,156
                                                      -----------
CHINA -- 0.1%
Shui On Land Ltd. ......................     25,000        14,355
                                                      -----------
DENMARK -- 1.1%
DSV A/S (a)(b)..........................      6,919       123,215
FLSmidth & Co. A/S......................        300        16,316
Jyske Bank A/S (a)......................      2,361        98,276
                                                      -----------
TOTAL DENMARK...........................                  237,807
                                                      -----------
FINLAND -- 2.3%
Elisa Oyj...............................      4,477        91,747
Metso Oyj...............................      2,000        56,217
Neste Oil Oyj...........................        500         9,223
Nokian Renkaat Oyj......................      1,500        34,927
Orion Oyj (Class B) (b).................      4,960        91,350
Outokumpu Oyj...........................      2,101        39,494
Pohjola Bank PLC........................      2,750        31,354
Rautaruukki Oyj.........................      1,000        23,972
Stora Enso Oyj (a)......................     10,750        74,795
Wartsila Oyj............................      1,000        40,021
                                                      -----------
TOTAL FINLAND...........................                  493,100
                                                      -----------
FRANCE -- 4.7%
Air France-KLM (a)......................      2,150        39,032
Atos Origin SA (a)......................      2,159       108,875
Bourbon SA (b)..........................      2,663       122,614
Compagnie Generale de Geophysique-
  Veritas (a)...........................      1,850        43,118
EDF Energies Nouvelles SA (a)...........        200        11,012
Euler Hermes SA (a).....................        150        12,848
Eurazeo.................................        200        13,056
Fonciere des Regions (a)................        100        11,634
Groupe Eurotunnel SA....................      4,363        44,584
Neopost SA..............................      1,534       137,517
Nexans SA...............................        915        73,868
SCOR SE.................................      5,948       162,408


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Valeo SA (a)(b).........................      3,274   $    86,069
Wendel..................................        550        34,702
Zodiac SA (b)...........................      3,101       122,837
                                                      -----------
TOTAL FRANCE............................                1,024,174
                                                      -----------
GERMANY -- 2.7%
Bilfinger Berger AG.....................      1,473       101,819
GEA Group AG............................        850        17,717
Lanxess AG..............................      2,985       102,753
MTU Aero Engines Holding AG.............        250        11,825
ProSiebenSat.1 Media AG Preference
  Shares................................      2,300        24,710
Rhoen-Klinikum AG.......................      3,667        93,211
SGL Carbon AG (a).......................      1,773        72,461
Sky Deutschland AG (a)..................      4,374        23,208
Solarworld AG (a).......................      1,100        26,691
Tognum AG...............................      1,050        17,926
TUI AG (a)..............................      1,500        15,458
United Internet AG (a)(b)...............      4,563        68,765
                                                      -----------
TOTAL GERMANY...........................                  576,544
                                                      -----------
GREECE -- 0.5%
Marfin Investment Group SA (a)..........      9,500        40,825
Titan Cement Co. SA.....................      1,812        62,507
                                                      -----------
TOTAL GREECE............................                  103,332
                                                      -----------
HONG KONG -- 2.9%
ASM Pacific Technology, Ltd. ...........      2,000        14,180
Chinese Estates Holdings, Ltd. .........     42,623        72,046
Fosun International.....................     18,000        12,565
Fushan International Energy Group,
  Ltd. (a)..............................     34,000        22,813
GCL Poly Energy Holdings Ltd. ..........    113,000        29,890
GOME Electrical Appliances Holdings,
  Ltd. (a)..............................    124,000        33,120
Hopewell Holdings.......................     38,000       119,393
Hopson Development Holdings, Ltd. ......      6,000        10,436
Melco Crown Entertainment Ltd, ADR (a)..      2,300        16,008
Mongolia Energy Co., Ltd. (a)...........     69,000        24,484
NWS Holdings, Ltd. .....................     27,405        53,042
Orient Overseas International, Ltd. ....      2,000        10,219
Shangri-La Asia, Ltd. ..................     12,000        22,606
The Link REIT...........................     80,422       177,031
Wing Hang Bank, Ltd. ...................      2,000        19,677
                                                      -----------
TOTAL HONG KONG.........................                  637,510
                                                      -----------
IRELAND -- 1.6%
Allied Irish Banks PLC (a)..............     12,000        56,252
Dragon Oil PLC (a)......................      5,243        32,417
Elan Corp. PLC (a)......................      7,000        50,147
Governor & Co. of the Bank of
  Ireland (a)...........................     14,000        69,986
Kerry Group PLC (Class A)...............      4,500       128,587
                                                      -----------
TOTAL IRELAND...........................                  337,389
                                                      -----------
ITALY -- 2.5%
Banca Popolare dell'Emilia Romagna
  Scrl (a)..............................      1,000        14,910
Banca Popolare di Milano Scarl..........      8,878        67,480
Davide Campari-Milano SpA...............     19,734       176,821
EXOR SpA................................      3,300        32,945
Fondiaria-Sai SpA.......................        700        14,703
Geox SpA................................      1,200        10,375
Mediolanum SpA..........................      1,700        11,816
Parmalat SpA............................     28,592        78,947
Pirelli & C. SpA (a)....................     41,800        22,362
Prysmian SpA............................      2,000        37,478
Saras SpA (b)...........................      9,515        36,683
Unipol Gruppo Finanziario SpA (a).......      7,600        11,520
Unipol Gruppo Finanziario SpA Preference
  Shares (a)............................     18,200        18,103
                                                      -----------
TOTAL ITALY.............................                  534,143
                                                      -----------
JAPAN -- 26.2%
Advantest Corp. (b).....................      2,300        63,964
Alfresa Holdings Corp. (b)..............      1,200        49,053
Amada Co., Ltd. (b).....................     16,000       107,935
Aozora Bank, Ltd. (a)...................     16,000        23,231
Brother Industries, Ltd. ...............      1,000        12,018
Casio Computer Co., Ltd. (b)............      7,600        62,219
Chuo Mitsui Trust Holdings, Inc. (b)....      9,000        33,473
Cosmo Oil Co., Ltd. (b).................     39,000       108,896
Credit Saison Co., Ltd. (b).............      5,100        60,151
Electric Power Development Co., Ltd. ...      1,000        31,775
Elpida Memory, Inc. (a)(b)..............      1,600        21,033
Fuji Heavy Industries, Ltd. (a)(b)......     35,000       136,427
Fukuoka Financial Group, Inc. (b).......     27,000       112,481
GS Yuasa Corp. (b)......................      4,000        36,634
Hirose Electric Co., Ltd. (b)...........      1,200       135,634
Hitachi Metals, Ltd. ...................      1,000        10,264
Hokkaido Electric Power Co., Inc. (b)...      3,100        64,676
Hokuhoku Financial Group, Inc. .........     39,000        91,473
Idemitsu Kosan Co., Ltd. ...............      1,200        99,313
IHI Corp. (a)...........................      5,000        10,164
Isetan Mitsukoshi Holdings, Ltd. (b)....      9,300       107,090
Isuzu Motors, Ltd. .....................      8,000        16,977
J Front Retailing Co., Ltd. (b).........     20,000       120,847
Japan Real Estate Investment Corp. .....         16       131,167
JGS Corp. ..............................      1,000        20,506
JSR Corp. (b)...........................      1,000        20,551
Kajima Corp. (b)........................     35,000        89,909
Kawasaki Heavy Industries, Ltd. ........      4,000        10,186
Kawasaki Kisen Kaisha, Ltd. (a).........      3,000        11,158
Keihin Electric Express Railway Co.,
  Ltd. (b)..............................     27,000       229,486
Konami Corp. (b)........................      3,500        71,536
Konica Minolta Holdings, Inc. ..........      6,000        57,028
Kuraray Co., Ltd. (b)...................     15,500       169,654
Kurita Water Industries, Ltd. (b).......      2,700        97,102
Makita Corp. ...........................      1,000        31,831
Marui Group Co., Ltd. (b)...............     14,700       105,569
Mazda Motor Corp. (a)...................      5,000        11,225
Mediceo Paltac Holdings Co., Ltd. (b)...      6,300        88,869
Mitsubishi Gas Chemical Co., Inc. (b)...     16,000        87,206
Mitsubishi Materials Corp. (a)..........      3,000         8,310
Mitsui Chemicals, Inc. (b)..............     12,000        42,888
Mitsui Engineering & Shipbuilding Co.,
  Ltd. (b)..............................     31,000        80,672
Mitsumi Electric Co., Ltd. .............      1,000        21,645
Namco Bandai Holdings, Inc. (b).........      7,600        78,007


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
NGK Spark Plug Co., Ltd. (b)............      8,000   $   102,396
Nippon Mining Holdings, Inc. ...........      5,000        24,683
Nippon Paper Group, Inc. (b)............      1,000        28,927
Nippon Sheet Glass Co., Ltd. (b)........     27,000        90,467
Nipponkoa Insurance Co., Ltd. ..........      6,000        37,661
Nisshin Steel Co., Ltd. (b).............     31,000        55,397
NTN Corp. (b)...........................     20,000        83,096
Obayashi Corp. (b)......................     31,000       136,070
OJI Paper Co., Ltd. ....................      7,000        31,664
OMRON Corp. ............................      1,000        18,920
SBI Holdings, Inc. (b)..................        283        56,135
Sega Sammy Holdings, Inc. ..............      1,000        13,045
Seiko Epson Corp. (b)...................      1,000        15,033
Shimano, Inc. (b).......................      3,100       134,339
Shimizu Corp. (b).......................     20,000        78,852
Shinko Electric Industries Co., Ltd. ...      1,000        17,859
Shinsei Bank, Ltd. (a)..................     16,000        24,661
Showa Denko K.K. (b)....................     43,000        87,887
Showa Shell Sekiyu K.K. (b).............     15,400       168,732
Sojitz Corp. (b)........................     18,600        35,524
Stanley Electric Co., Ltd. (b)..........      5,900       119,931
Sumitomo Heavy Industries, Ltd. (a).....      2,000         9,784
Suzuken Co., Ltd. (b)...................      1,500        51,935
Taisei Corp. (b)........................     43,000        85,486
Takashimaya Co., Ltd. (b)...............     12,000        96,231
Teijin, Ltd. ...........................      3,000         9,382
The Bank of Kyoto, Ltd. (b).............     12,000       110,571
The Furukawa Electric Co., Ltd. (b).....     31,000       126,375
The Gunma Bank, Ltd. ...................     20,000       110,348
The Hachijuni Bank, Ltd. (b)............     27,000       150,779
The Japan Steel Works, Ltd. ............      3,000        34,579
The Joyo Bank, Ltd. (b).................     27,000       132,987
THK Co., Ltd. (b).......................      5,500       107,991
Tokuyama Corp. .........................      2,000        14,698
Ube Industries, Ltd. ...................     35,000        92,254
Yakult Honsha Co., Ltd. ................      1,000        26,749
Yamaguchi Financial Group, Inc. ........      1,000        10,398
Yamaha Corp. (b)........................      6,300        74,726
Yokogawa Electric Corp. (b).............     11,500       102,111
                                                      -----------
TOTAL JAPAN.............................                5,688,896
                                                      -----------
LUXEMBOURG -- 0.5%
Acergy SA (b)...........................      2,821        35,370
GAGFAH SA...............................      1,000        11,065
Oriflame Cosmetics SA SDR...............      1,424        72,698
                                                      -----------
TOTAL LUXEMBOURG........................                  119,133
                                                      -----------
NETHERLANDS -- 3.1%
Core Laboratories NV....................        814        83,915
Fugro NV................................        700        40,380
Gemalto NV (a)..........................      3,228       150,351
James Hardie Industries NV (a)..........      2,100        14,567
Koninklijke Boskalis Westminster NV.....      1,898        64,752
Qiagen NV (a)...........................      3,318        70,324
SBM Offshore NV.........................      2,915        61,910
SNS REAAL NV (a)........................      1,800        14,492
TomTom NV (a)...........................      1,806        30,939
Wereldhave NV...........................      1,478       145,395
                                                      -----------
TOTAL NETHERLANDS.......................                  677,025
                                                      -----------
NEW ZEALAND -- 0.2%
Contact Energy, Ltd. (a)(b).............      5,700        23,751
Fletcher Building, Ltd. ................      2,700        16,309
                                                      -----------
TOTAL NEW ZEALAND.......................                   40,060
                                                      -----------
NORWAY -- 0.8%
Aker Solutions ASA......................      1,000        11,211
Marine Harvest (a)(b)...................     37,838        27,343
Renewable Energy Corp AS (a)............      4,000        34,952
Storebrand ASA (a)......................     13,031        79,166
Tandberg ASA............................      1,000        23,835
                                                      -----------
TOTAL NORWAY............................                  176,507
                                                      -----------
PORTUGAL -- 0.2%
Banco BPI SA (a)........................      8,300        29,263
Sonae (a)...............................      8,600        11,879
                                                      -----------
TOTAL PORTUGAL..........................                   41,142
                                                      -----------
SINGAPORE -- 2.3%
CapitaMall Trust........................     59,000        77,464
Fraser and Neave, Ltd. .................     55,000       154,963
Golden Agri-Resources, Ltd. (a).........     72,000        21,972
Neptune Orient Lines, Ltd. .............      9,000        11,369
Olam International, Ltd. (b)............      7,000        12,420
Singapore Press Holdings, Ltd. (b)......     84,000       230,112
                                                      -----------
TOTAL SINGAPORE.........................                  508,300
                                                      -----------
SOUTH KOREA -- 4.4%
Amorepacific Corp. Preference Shares....        100        20,369
Cheil Industries, Inc. .................      1,040        45,104
Daelim Industrial Co. Ltd. .............        500        30,681
Daewoo Engineering & Construction
  Co., Ltd. ............................      2,190        26,022
Daewoo International Corp. .............        700        20,912
Daewoo Securities Co., Ltd. ............      1,600        29,264
Daewoo Securities Co., Ltd. Preference
  Shares................................      1,590        10,661
Daewoo Shipbuilding & Marine Engineering
  Co. Ltd. .............................      1,400        20,437
Dongbu Insurance Co., Ltd. .............        800        24,545
Doosan Infracore Co., Ltd. .............      1,100        15,918
Glovis Co., Ltd. .......................        200        18,926
GS Engineering & Construction Corp. ....        400        31,301
GS Holdings Corp. ......................        460        12,747
Hanjin Heavy Industries & Construction
  Co., Ltd. ............................          1            20
Hanwha Corp. ...........................      2,920       106,689
Hyosung Corp. ..........................        300        17,237
Hyundai Development Co. ................        540        19,615
Hyundai Merchant Marine Co., Ltd. ......      1,000        23,637
Hyundai Mipo Dockyard Co., Ltd. ........         90         9,510
Hyundai Securities Co., Ltd. ...........      3,220        44,819
KCC Corp. ..............................         85        25,538
Kia Motors Corp. (a)....................      2,436        38,455
Korea Investment Holdings Co., Ltd. ....          7           208
Korea Zinc Co., Ltd. ...................        109        16,235
Korean Air Lines Co. Ltd. (a)...........        400        16,295
LG Household & Health Care, Ltd. .......        100        22,406
LS Corp. ...............................        200        17,483
Mirae Asset Securities Co., Ltd. .......        508        30,353
NCSoft Corp. ...........................        200        28,687


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
OCI Co., Ltd. ..........................        200   $    44,812
Samsung Digital Imaging Co., Ltd. (a)...        107         4,491
Samsung Engineering Co., Ltd. ..........        405        35,748
Samsung Securities Co., Ltd. ...........        710        41,398
Samsung Techwin Co., Ltd. ..............        480        38,050
SK Holdings Co., Ltd. ..................        400        38,192
SK Networks Co., Ltd. ..................      1,000        10,779
Woori Investment & Securities
  Co., Ltd. ............................      1,820        25,873
                                                      -----------
TOTAL SOUTH KOREA.......................                  963,417
                                                      -----------
SPAIN -- 2.5%
Bolsas y Mercados Espanoles.............      2,197        85,454
Ebro Puleva SA..........................     10,509       199,693
Enagas..................................      1,000        20,873
Grifols SA..............................        900        17,122
Grupo Catalana Occidente SA.............        500        12,242
Indra Sistemas SA (b)...................      7,586       188,947
Tecnicas Reunidas SA....................        200        10,922
                                                      -----------
TOTAL SPAIN.............................                  535,253
                                                      -----------
SWEDEN -- 2.3%
Alfa Laval AB...........................      2,500        29,244
Boliden AB..............................      3,500        37,488
Getinge AB (Class B) (b)................      6,856       114,710
Hexagon AB (Class B) (a)................      2,400        28,572
Husqvarna AB (Class B) (a)(b)...........      4,798        33,209
Industrivarden AB (a)...................      1,300        15,384
Kinnevik Investment AB (Class B) (b)....      3,205        41,822
Lundin Petroleum AB (a)(b)..............      7,018        56,703
Meda AB (Class A).......................      2,870        25,651
Modern Times Group AB (Class B) (b).....      1,624        70,020
SSAB AB (Series A)......................      3,200        49,422
                                                      -----------
TOTAL SWEDEN............................                  502,225
                                                      -----------
SWITZERLAND -- 5.0%
Aryzta AG (a)...........................      1,399        56,626
Baloise Holding AG......................        997        95,122
Banque Cantonale Vaudoise...............         63        25,925
Basellandschaftliche Kantonalbank.......        208       198,448
Clariant AG (a).........................      4,497        40,868
EFG International AG (b)................      1,181        21,226
Foster Wheeler AG (a)...................      1,700        54,247
Logitech International SA (a)...........      1,350        24,576
Nobel Biocare Holding AG................      2,205        72,887
Panalpina Welttransport Holding AG......        285        23,511
PSP Swiss Property AG (a)(b)............      3,749       216,778
Sika AG.................................         88       118,645
Straumann Holding AG (b)................        126        32,573
Sulzer AG...............................        857        73,919
Swiss Life Holding (a)..................        300        35,446
                                                      -----------
TOTAL SWITZERLAND.......................                1,090,797
                                                      -----------
UNITED KINGDOM -- 14.3%
3i Group PLC............................     13,500        62,312
Aberdeen Asset Management PLC...........      6,100        14,634
Admiral Group PLC.......................      5,677       105,050
Aggreko PLC (b).........................      9,472       106,346
AMEC PLC................................      1,800        21,735
Ashmore Group PLC.......................      3,000        12,024
Balfour Beatty PLC......................     14,569        75,029
British Airways PLC (a).................      7,400        26,097
Bunzl PLC...............................      5,976        60,644
Burberry Group PLC......................      1,400        11,274
Cobham PLC..............................     39,029       136,640
Dana Petroleum PLC (a)..................      1,359        30,473
Drax Group PLC..........................     11,524        86,902
easyJet PLC (a).........................      2,995        18,164
FirstGroup PLC..........................      9,569        63,313
Friends Provident Group PLC.............     30,246        40,247
GKN PLC (a).............................     15,230        27,695
Hammerson PLC...........................      6,700        42,252
Hays PLC................................     48,625        80,879
Home Retail Group PLC...................     12,782        55,584
ICAP PLC................................      3,800        25,690
IG Group Holdings PLC...................      2,600        13,855
Inchcape PLC (a)........................    170,417        76,725
Informa PLC.............................     20,194       101,736
Inmarsat PLC............................     14,528       128,143
Intercontinental Hotels Group PLC.......      3,199        41,570
Intertek Group PLC......................      6,038       122,546
Invensys PLC............................     12,372        57,600
Investec PLC............................     15,091       110,542
ITV PLC.................................     47,180        33,330
Johnson Matthey PLC.....................      1,000        22,199
Liberty International PLC...............      2,900        22,263
Logica PLC (b)..........................     46,692        97,155
London Stock Exchange Group PLC (b).....      3,212        43,974
Lonmin PLC (a)..........................      2,000        53,546
Pennon Group PLC........................     12,475        94,891
Persimmon PLC (a).......................      2,700        19,708
Petrofac, Ltd. .........................      3,134        49,497
Petropavlovsk PLC (a)...................      1,900        27,516
Premier Oil PLC (a).....................        500         9,676
Randgold Resources, Ltd. ...............      1,287        90,074
Rentokil Initial PLC (a)................     22,523        41,029
Rexam PLC...............................     14,607        60,974
Segro PLC...............................      9,100        53,486
Serco Group PLC.........................     16,284       131,521
Tate & Lyle PLC.........................      6,752        45,657
Taylor Wimpey PLC (a)...................     14,200         9,566
Thomas Cook Group PLC (b)...............      5,780        21,474
Tomkins PLC.............................     35,658       107,558
Travis Perkins PLC......................      1,800        23,981
Tui Travel PLC (b)......................     29,788       121,295
Virgin Media, Inc. .....................      3,726        51,866
William Hill PLC........................     14,895        41,999
Willis Group Holdings, Ltd. ............      2,828        79,806
                                                      -----------
TOTAL UNITED KINGDOM....................                3,109,742
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $19,276,191)....................               21,480,433
                                                      -----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
SHORT TERM INVESTMENTS -- 17.8%
UNITED STATES -- 17.8%
MONEY MARKET FUNDS -- 17.8%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  3,818,689   $ 3,818,689
AIM Prime Money Market Fund.............     43,508        43,508
                                                      -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,862,197).....................                3,862,197
                                                      -----------
TOTAL INVESTMENTS -- 116.7%
  (Cost $23,138,388)....................               25,342,630
OTHER ASSETS AND
  LIABILITIES -- (16.7)%................               (3,627,128)
                                                      -----------
NET ASSETS -- 100.0%....................              $21,715,502
                                                      ===========





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 94.7%
BRAZIL -- 7.5%
Anhanguera Educacional Participacoes
  SA (a)................................      15,581   $   176,659
Centrais Eletricas de Santa Catarina SA
  Preference Shares.....................      13,270       254,436
Companiha de Tecidos Norte de Minas
  Preference Shares.....................      63,963       211,463
Confab Industrial SA Preference Shares..     114,918       356,700
Diagnosticos da America SA (a)..........      16,906       434,796
Duratex SA Preference Shares............      11,039       173,801
Eternit SA..............................      71,387       297,713
LLX Logistica SA (a)....................     102,917       374,328
Localiza Rent a Car SA..................      17,070       169,684
Lojas Renner SA.........................      20,556       358,368
Lupatech SA (a).........................      11,666       169,463
Magnesita Refratarios SA (a)............      29,417       189,883
Marcopolo SA Preference Shares..........      96,595       330,731
Randon SA Implementos e Participacoes
  Preference Shares.....................      43,272       324,006
Sao Martinho SA (a).....................      20,099       187,272
Terna Participacoes SA..................      18,359       409,615
Totvs SA................................      10,795       527,147
                                                       -----------
TOTAL BRAZIL............................                 4,946,065
                                                       -----------
CHILE -- 2.3%
Almendral SA............................   2,461,275       234,855
Companiha SudAmericana de Vapores
  SA (a)................................     193,544       153,372
La Polar SA.............................      86,522       385,276
Masisa SA...............................   2,439,096       361,298
Vina Concha Y Toro SA...................     179,732       378,933
                                                       -----------
TOTAL CHILE.............................                 1,513,734
                                                       -----------
CHINA -- 9.8%
AAC Acoustic Technology
  Holdings, Inc. .......................     214,000       233,880
Anhui Expressway Co., Ltd. .............     506,000       299,028
BBMG Corp. (a)..........................     192,500       190,263
Brilliance China Automotive Holdings,
  Ltd. (a)..............................   1,428,000       151,091
Chaoda Modern Agriculture
  Holdings, Ltd. .......................     417,120       251,885
China Green Holdings, Ltd. .............     225,000       191,031
China Hongxing Sports, Ltd. ............     569,000        84,802
China Huiyuan Juice Group, Ltd. ........     284,400       181,648
China Medical Technologies, Inc. ADR....       5,371        87,118
China Shanshui Cement Group, Ltd. ......     483,000       360,845
Giant Interactive Group, Inc. ADR.......      26,122       197,743
Great Wall Motor Co., Ltd. .............     202,000       181,929
Harbin Power Equipment Co., Ltd. .......     238,000       224,793
Home Inns & Hotels Management, Inc.
  ADR (a)...............................      14,189       423,542
Huangshan Tourism Development
  Co., Ltd. ............................     152,051       163,759
Inner Mongolia Eerduosi Cashmere
  Products Co., Ltd. ...................     304,568       215,939
Ports Design, Ltd. .....................     142,000       354,723
Semiconductor Manufacturing
  International Corp. (a)...............   4,865,000       229,124
Shanghai Electric Group Co., Ltd. ......     614,000       296,303
Shenzhen International Holdings, Ltd. ..   3,527,500       236,682
SINA Corp. (a)..........................       9,258       351,434
TPV Technology, Ltd. ...................     598,000       370,372
Wumart Stores, Inc. ....................     146,000       217,397
Xinjiang Xinxin Mining Industry
  Co., Ltd. ............................     505,000       259,340
Zhejiang Southeast Electric Power
  Co. (a)...............................     349,100       180,136
Zhuzhou CSR Times Electric Co., Ltd. ...     284,000       493,973
                                                       -----------
TOTAL CHINA.............................                 6,428,780
                                                       -----------
CZECH REPUBLIC -- 0.5%
Philip Morris CR AS.....................         696       353,684
                                                       -----------
EGYPT -- 2.4%
Eastern Tobacco.........................       9,642       232,726
Egyptian Financial Group-Hermes
  Holding...............................      41,810       227,136
Egyptian for Tourism Resorts (a)........     221,099       106,491
Egyptian Kuwait Holding Co. ............     119,776       291,056
Misr Beni Suef Cement Co. ..............      12,953       317,822
Olympic Group Financial Investments.....      16,798       105,941
Six of October Development & Investment
  Co. (a)...............................       6,929       107,058
Suez Cement Co. ........................      28,811       211,029
                                                       -----------
TOTAL EGYPT.............................                 1,599,259
                                                       -----------
HONG KONG -- 1.9%
China Everbright International, Ltd. ...     606,000       246,308
China Power International Development,
  Ltd. (a)..............................   1,258,000       360,354
China Travel International Investment
  Hong Kong, Ltd. ......................   1,024,000       202,156
Guangzhou Investment Co., Ltd. .........   1,280,000       209,753
Shougang Concord International
  Enterprises Co., Ltd. ................   1,320,000       228,231
                                                       -----------
TOTAL HONG KONG.........................                 1,246,802
                                                       -----------
INDIA -- 8.6%
Amtek Auto, Ltd. .......................      36,133       166,863
Anant Raj Industries, Ltd. .............      75,059       238,806
Ashok Leyland, Ltd. ....................     314,525       278,859
Bharat Forge, Ltd. .....................      55,439       318,079
CESC, Ltd. .............................      28,762       232,583
Divi's Laboratories, Ltd. ..............      18,924       222,186
Educomp Solutions, Ltd. ................       2,326       226,097
Glenmark Pharmaceuticals, Ltd. .........      44,765       221,103
GTL, Ltd. ..............................      37,474       248,425
India Cements, Ltd. ....................      48,661       136,206
IRB Infrastructure Developers, Ltd. ....      55,811       245,090
IVRCL Infrastructures &
  Projects, Ltd. .......................      61,419       500,941
MAX India, Ltd. (a).....................      48,718       187,358
Moser Baer India, Ltd. .................      92,251       186,784
Nagarjuna Construction Co., Ltd. .......      70,837       220,146
Patni Computer Systems, Ltd. ...........      42,217       402,994
Punj Lloyd, Ltd. .......................      52,787       294,194
Sintex Industries, Ltd. ................      32,327       172,706
United Phosphorus, Ltd. ................      73,298       252,174
Welspun-Gujarat Stahl, Ltd. ............      33,719       182,386


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Yes Bank, Ltd. (a)......................     104,845   $   446,798
Zee Entertainment Enterprises, Ltd. ....      57,670       284,124
                                                       -----------
TOTAL INDIA.............................                 5,664,902
                                                       -----------
INDONESIA -- 2.1%
Bakrie and Brothers Tbk PT (a)..........  13,509,500       183,109
Bank Panin Indonesia Tbk PT (a).........   4,261,500       379,192
Darma Henwa PT Tbk (a)..................  10,059,915       218,581
Energi Mega Persada Tbk PT (a)..........   3,399,000       135,397
Kalbe Farma Tbk PT......................   1,611,500       221,758
Lippo Karawaci Tbk PT (a)...............   3,065,500       212,507
                                                       -----------
TOTAL INDONESIA.........................                 1,350,544
                                                       -----------
ISRAEL -- 3.8%
Clal Industries, Ltd. (a)...............      93,820       424,569
Elbit Imaging, Ltd. (a).................       6,001       144,602
First International Bank of Israel,
  Ltd. (a)..............................      28,911       401,914
Isramco Negev 2 -- LP (a)...............   2,306,750       199,737
Koor Industries, Ltd. ..................       8,114       238,489
NICE Systems, Ltd. (a)..................      16,567       494,839
Orbotech, Ltd. (a)......................      28,256       267,160
Osem Investments, Ltd. .................      25,129       319,394
                                                       -----------
TOTAL ISRAEL............................                 2,490,704
                                                       -----------
MALAYSIA -- 4.8%
Alliance Financial Group Bhd............     513,500       376,854
Berjaya Land Bhd........................      10,000        11,557
Bursa Malaysia Bhd......................     120,000       283,271
Gamuda Bhd..............................     516,600       473,164
IGB Corp. Bhd (a).......................     680,300       351,845
KNM Group Bhd...........................     974,850       209,842
Kulim Malaysia Bhd......................     112,600       240,751
Malaysian Bulk Carriers Bhd.............     171,900       150,990
Media Prima Bhd.........................     587,400       273,249
Parkson Holdings Bhd....................     132,532       195,677
Sarawake Energy Bhd.....................     406,500       256,045
SP Setia Bhd............................     288,800       336,280
                                                       -----------
TOTAL MALAYSIA..........................                 3,159,525
                                                       -----------
MEXICO -- 2.9%
Axtel, SAB de CV (a)....................     248,390       185,210
Consorcio ARA, SAB de CV (a)(b).........     316,206       189,652
Corporation GEO SAB de CV, Series
  B (a).................................      98,940       268,869
Empresas ICA SAB de CV (a)..............     106,222       250,117
Grupo Aeroportuario del Sureste SAB de
  CV (b)................................      81,375       347,671
Industrias CH SAB, Series B (a).........      69,267       242,651
Promotora y Operadora de
  Infraestructura, SAB de CV (a)........      83,871       153,892
TV Azteca SAB de CV.....................     638,477       276,569
                                                       -----------
TOTAL MEXICO............................                 1,914,631
                                                       -----------
MOROCCO -- 0.5%
Societe Anonyme Marocaine de 1'Industrie
  du Raffinage (a)......................       3,779       296,533
                                                       -----------
PERU -- 0.3%
Sociedad Minera El Brocal SA............      11,869       168,355
                                                       -----------
PHILIPPINES -- 0.4%
Megaworld Corp. ........................   7,910,000       250,422
                                                       -----------
POLAND -- 2.4%
Agora SA (a)............................      17,684       134,046
Asseco Poland SA........................      11,050       235,609
Ciech SA (a)............................       9,192       129,711
Echo Investment SA (a)..................     104,815       151,523
Emperia Holding SA......................       3,627        84,280
Grupa Lotos SA (a)......................      21,340       180,312
LPP SA (a)..............................         254       133,643
Orbis SA (a)............................      13,677       228,862
PBG SA (a)..............................       2,514       182,149
Polimex Mostostal SA....................     104,800       141,016
                                                       -----------
TOTAL POLAND............................                 1,601,151
                                                       -----------
RUSSIA -- 1.2%
AK Transneft OAO Preference Shares......         381       316,230
Integra Group Holdings GDR (a)(c).......      57,481       184,514
Integra Group Holdings GDR (a)(c).......       8,958        28,755
Vsmpo-Avisma Corp. .....................       2,907       215,118
                                                       -----------
TOTAL RUSSIA............................                   744,617
                                                       -----------
SOUTH AFRICA -- 9.7%
Afgri, Ltd. ............................     427,036       325,173
Aquarius Platinum, Ltd. (a).............      48,580       215,996
Aveng, Ltd. ............................      59,878       341,765
Coronation Fund Managers, Ltd. .........     370,152       376,136
DataTec, Ltd. ..........................      78,298       250,368
Foschini, Ltd. .........................      75,765       619,918
Gold Reef Resorts, Ltd. ................     111,197       270,453
Grindrod, Ltd. .........................     120,224       252,268
Hosken Consolidated Investments,
  Ltd. (a)..............................      30,539       247,456
Investec, Ltd. .........................      33,245       250,648
JD Group, Ltd. .........................      63,507       373,793
JSE, Ltd. ..............................      35,406       289,696
Lewis Group, Ltd. ......................      66,149       484,409
Merafe Resources, Ltd. (a)..............     558,051       119,306
Metorex, Ltd. (a).......................     125,731        54,756
Mvelaphanda Resources, Ltd. (a).........      40,823       204,667
Netcare, Ltd. (a).......................     228,582       312,820
Northam Platinum, Ltd. .................      38,817       169,048
Reunert, Ltd. ..........................      56,915       420,619
SA Corporate Real Estate Fund...........   1,089,201       349,292
Wilson Bayly Holmes-Ovcon, Ltd. ........      12,440       207,166
Woolworths Holdings, Ltd. ..............     104,059       221,782
                                                       -----------
TOTAL SOUTH AFRICA......................                 6,357,535
                                                       -----------
TAIWAN -- 27.0%
Asia Optical Co., Inc. .................      81,540       145,843
BES Engineering Corp. ..................     557,000       157,148
Capital Securities Corp. (a)............     466,100       242,126
Catcher Technology Co., Ltd. ...........      79,000       209,861
Cathay Real Estate Development Co.,
  Ltd. (a)..............................     352,000       146,174
Chicony Electronics Co., Ltd. ..........     106,372       240,551
China Bills Finance Corp. ..............   2,551,000       727,656
China Life Insurance Co., Ltd. (a)......     322,540       229,755
China Petrochemical Development
  Corp. (a).............................     518,780       169,441


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Clevo Co. (a)...........................     135,053   $   186,943
CMC Magnetics Corp. (a).................     724,000       186,698
Coretronic Corp. .......................     286,420       355,486
D-Link Corp. ...........................     223,904       198,496
E.Sun Financial Holding Co., Ltd. (a)...   1,346,562       561,277
Epistar Corp. ..........................      93,000       335,573
Everlight Electronics Co., Ltd. ........      80,119       261,680
Far Eastern Department Stores, Ltd. ....     178,629       177,251
Far Eastern International Bank (a)......     651,669       192,574
Faraday Technology Corp. ...............      66,323       119,863
Feng Hsin Iron & Steel Co., Ltd. .......     118,270       194,615
Formosa Taffeta Co., Ltd. ..............     395,000       264,169
Giant Manufacturing Co., Ltd. ..........     124,660       336,971
Gintech Energy Corp. (a)................     110,000       170,399
Global Unichip Corp. ...................      26,669       126,095
Goldsun Development & Construction
  Co., Ltd. ............................     398,517       206,399
Greatek Electronics, Inc. ..............     256,900       251,722
HannStar Display Corp. (a)..............   1,075,474       236,184
Himax Technologies, Inc. ADR............      72,445       241,242
Hotai Motor Co., Ltd. ..................     105,000       256,392
Inventec Co., Ltd. .....................     799,405       462,515
KGI Securities Co., Ltd. ...............     530,000       285,212
King Yuan Electronics Co., Ltd. ........     335,994       130,643
Kinsus Interconnect Technology Corp. ...      80,030       233,010
Largan Precision Co., Ltd. .............      15,220       199,790
Macronix International Co., Ltd. .......     477,656       262,987
Makalot Industrial Co., Ltd. ...........     243,000       444,457
Mitac International Corp. ..............     349,999       152,964
Nan Kang Rubber Tire Co., Ltd. (a)......     171,000       183,777
Nanya Technology Corp. (a)..............     308,000       196,404
Novatek Microelectronics Corp., Ltd. ...      86,000       203,310
Polaris Securities Co., Ltd. (a)........     685,920       404,323
Powertech Technology, Inc. .............      90,000       270,437
President Securities Corp. (a)..........     388,924       243,168
Qisda Corp. (a).........................     388,080       216,083
Realtek Semiconductor Corp. ............      82,000       191,303
RichTek Technology Corp. ...............      23,455       202,098
Ritek Corp. (a).........................     960,000       255,618
Ruentex Development Co., Ltd. ..........     145,000       139,145
Silicon Motion Technology Corp.
  ADR (a)...............................      16,739        66,621
Simplo Technology Co., Ltd. ............      42,530       241,437
Solar Applied Materials
  Technology Corp. .....................      55,423       124,990
Taichung Commercial Bank................     517,848       129,510
Taishin Financial Holdings Co.,
  Ltd. (a)..............................     479,000       208,598
Taiwan Business Bank (a)................     712,000       185,154
Taiwan Glass Industrial Corp. ..........     425,787       337,737
Tatung Co., Ltd. (a)....................     760,000       173,286
Teco Electric & Machinery Co., Ltd. ....   1,023,000       445,502
Tripod Technology Corp. ................     132,255       338,989
TSRC Corp. .............................     158,000       181,846
Tung Ho Steel Enterprise Corp. .........     181,258       192,264
Unimicron Technology Corp. .............     171,130       208,137
Universal Cement Corp. (a)..............     210,800       104,915
Via Technologies, Inc. (a)..............     135,200       100,092
Wafer Works Corp. ......................      62,675       104,692
Walsin Lihwa Corp. (a)..................     893,000       306,944
Wan Hai Lines, Ltd. (a).................     401,400       213,511
Winbond Electronics Corp. (a)...........   1,593,000       323,079
Wintek Corp. (a)........................     284,000       207,602
WPG Holdings Co., Ltd. .................     144,304       204,238
Yageo Corp. ............................     867,000       242,991
Yang Ming Marine Transport..............     440,899       173,490
Yosun Industrial Corp. .................     278,801       216,811
Young Fast Optoelectronics Co., Ltd. ...      15,000       207,633
Yuen Foong Yu Paper Manufacturing Co.,
  Ltd. (a)..............................     751,080       258,163
Yulon Motor Co., Ltd. ..................     376,462       432,695
                                                       -----------
TOTAL TAIWAN............................                17,736,755
THAILAND -- 4.2%
BEC World PCL...........................     473,925       320,584
Cal-Comp Electronics Thailand PCL.......   2,637,266       274,699
Central Pattana PCL.....................     391,904       273,312
Charoen Pokphand Foods PCL..............   2,248,041       534,928
Glow Energy PCL.........................     141,323       138,531
Hana Microelectronics PCL...............     668,645       382,255
Minor International PCL.................     636,049       236,067
Thanachart Capital PCL..................     835,481       435,120
Thoresen Thai Agencies PCL..............     198,114       154,174
                                                       -----------
TOTAL THAILAND..........................                 2,749,670
TURKEY -- 2.4%
Albaraka Turk Katilim Bankasi...........     154,809       213,515
Kardemir Karabuk Demir Celik Sanayi ve
  Ticaret AS (a)........................     260,568       110,445
Petkim Petrokimya Holding AS (a)........      52,624       265,536
Sekerbank TAS (a).......................      77,114       129,704
Turk Hava Yollari Anonim Ortakligi......     339,236       880,984
                                                       -----------
TOTAL TURKEY............................                 1,600,184
                                                       -----------
TOTAL COMMON STOCKS --
  (Cost $56,602,831)....................                62,173,852
                                                       -----------
SHORT TERM INVESTMENTS -- 1.0%
UNITED STATES -- 1.0%
MONEY MARKET FUND -- 1.0%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........     139,177       139,177
AIM Prime Money Market Fund.............     526,405       526,405
                                                       -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $665,582).......................                   665,582
                                                       -----------
TOTAL INVESTMENTS -- 95.7%
  (Cost $57,268,413)....................                62,839,434
OTHER ASSETS AND
  LIABILITIES -- 4.3%...................                 2,834,191
                                                       -----------
NET ASSETS -- 100.0%....................               $65,673,625
                                                       ===========





See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt


At September, 2009, open futures contracts purchased were as follows:

                                EXPIRATION                AGGREGATE                 UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE      VALUE     APPRECIATION
-------                         ----------   ---------   ----------   ----------   ------------
MSCI Taiwan Index Futures.....  10/29/2009      129      $3,528,150   $3,467,385      $60,765




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 10.5%
Abacus Property Group...................    233,027   $    90,489
Babcock & Brown Japan Property
  Trust (a).............................     93,957        38,144
Bunnings Warehouse Property Trust.......     57,192        88,079
CFS Retail Property Trust (a)...........    244,689       434,060
Commonwealth Property Office Fund.......    334,355       280,331
Dexus Property Group....................    847,194       631,799
Goodman Group (a).......................    899,988       528,199
GPT Group...............................  1,672,028     1,010,819
ING Industrial Fund (a).................    204,040       113,448
ING Office Fund.........................    487,314       240,844
Macquarie CountryWide Trust (a).........    263,949       149,087
Macquarie Office Trust..................    821,555       217,519
Westfield Group.........................    386,537     4,741,823
                                                      -----------
TOTAL AUSTRALIA.........................                8,564,641
                                                      -----------
AUSTRIA -- 1.5%
Atrium European Real Estate, Ltd. (b)...     40,947       293,874
CA Immobilien Anlagen AG (b)............     14,154       182,890
IMMOEAST AG (b).........................     68,179       420,554
Immofinanz AG (a)(b)....................     73,335       306,574
                                                      -----------
TOTAL AUSTRIA...........................                1,203,892
                                                      -----------
BELGIUM -- 0.6%
Befimmo S.C.A. .........................      2,458       222,757
Cofinimmo...............................      1,975       275,753
                                                      -----------
TOTAL BELGIUM...........................                  498,510
                                                      -----------
CANADA -- 4.9%
Artis REIT..............................      2,959        25,226
Boardwalk REIT..........................      4,268       153,295
Brookfield Asset Management, Inc.
  (Class A).............................     92,161     2,092,577
Brookfield Properties Corp. ............     46,684       525,662
Calloway REIT...........................      6,999       123,899
Canadian Apartment Properties REIT......      6,043        83,047
Canadian REIT...........................      5,864       140,959
Chartwell Seniors Housing REIT..........      8,830        54,709
Extendicare REIT (b)....................      6,117        47,874
First Capital Realty, Inc. .............      6,154       110,374
H&R REIT................................     12,993       168,511
Primaris Retail REIT....................      5,504        77,947
RioCan REIT.............................     20,640       346,147
                                                      -----------
TOTAL CANADA............................                3,950,227
                                                      -----------
CHINA -- 1.9%
Hong Kong Land Holdings, Ltd. (a).......    220,000       957,000
Kerry Properties, Ltd. .................    111,635       597,063
                                                      -----------
TOTAL CHINA.............................                1,554,063
                                                      -----------
FRANCE -- 6.2%
Fonciere des Regions (a)(b).............      4,020       467,674
Gecina SA (a)...........................      3,746       446,255
Klepierre (a)...........................     15,824       626,937
SILIC (a)...............................      1,536       197,889
Unibail-Rodamco SE......................     15,888     3,296,574
                                                      -----------
TOTAL FRANCE............................                5,035,329
                                                      -----------
GERMANY -- 0.2%
IVG Immobilien AG (a)(b)................     12,419       135,783
                                                      -----------
HONG KONG -- 4.7%
Champion REIT...........................    313,137       130,507
GZI REIT................................    133,000        48,909
Hang Lung Group, Ltd. ..................    150,996       755,949
Hang Lung Properties, Ltd. .............    330,018     1,215,736
Hysan Development Co., Ltd. ............    110,371       276,282
Prosperity REIT.........................    207,000        35,524
The Link REIT...........................    390,454       859,497
Wheelock & Co., Ltd. ...................    150,016       491,662
                                                      -----------
TOTAL HONG KONG.........................                3,814,066
                                                      -----------
ITALY -- 0.1%
Beni Stabili SpA (a)....................     69,051        59,449
                                                      -----------
JAPAN -- 10.6%
Aeon Mall Co., Ltd. (a).................     14,500       302,681
DA Office Investment Corp. (a)..........         43       141,676
Daibiru Corp. (a).......................     10,300        89,845
Frontier Real Estate Investment Corp. ..         26       201,821
Fukuoka REIT Corp. .....................         16        93,639
Global One REIT.........................         18       133,088
Hankyu REIT, Inc. ......................         17        79,745
Heiwa Real Estate Co., Ltd. (a).........     27,000        92,880
Japan Excellent, Inc. ..................         25       136,818
Japan Hotel and Resort, Inc. ...........         15        21,695
Japan Office Investment Corp. ..........         25        28,899
Japan Prime Realty Investment
  Corp. (a).............................        111       270,511
Japan Real Estate Investment Corp. .....         80       655,833
Japan Retail Fund Investment Corp. (a)..         71       386,184
Kenedix Realty Investment Corp. ........         35       131,736
Mitsui Fudosan Co., Ltd. (a)............    158,000     2,680,538
Mori Hills REIT Investment Corp. .......         21        75,055
Mori Trust Sogo REIT, Inc. (a)..........         21       170,045
Nippon Building Fund, Inc. .............         98       876,730
Nippon Commercial Investment Corp. (a)..         47        87,822
Nippon Residential Investment Corp. ....         45       115,999
Nomura Real Estate Office Fund, Inc. ...         52       346,725
NTT Urban Development Corp. (a).........        197       181,301
Orix JREIT, Inc. (a)....................         46       238,901
Premier Investment Co. .................         24        99,983
Shoei Co., Ltd. (a).....................      6,700        53,953
TOC Co., Ltd. ..........................     17,500        77,205
Tokyu Land Corp. (a)....................     82,000       328,788
Tokyu REIT, Inc. (a)....................         30       150,109
Top REIT, Inc. .........................         28       135,098
United Urban Investment Corp. ..........         35       205,618
                                                      -----------
TOTAL JAPAN.............................                8,590,921
                                                      -----------
NETHERLANDS -- 1.7%
Corio NV................................     13,764       948,201
Eurocommercial Properties NV............      5,628       222,608
VastNed Retail NV.......................      3,046       195,858
                                                      -----------
TOTAL NETHERLANDS.......................                1,366,667
                                                      -----------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (a).................    138,977        85,456
Goodman Property Trust (a)..............    110,563        79,981


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
ING Property Trust (a)..................     98,965   $    56,557
Kiwi Income Property Trust (a)..........    143,921       110,359
                                                      -----------
TOTAL NEW ZEALAND.......................                  332,353
                                                      -----------
SINGAPORE -- 3.6%
Ascendas REIT...........................    232,000       317,774
Cambridge Industrial Trust (a)..........    129,000        41,656
CapitaCommercial Trust..................    289,000       213,307
CapitaLand, Ltd. .......................    450,500     1,189,355
CapitaMall Trust........................    362,086       475,398
Frasers Commercial Trust (a)............    460,352        52,274
Guocoland, Ltd. (a).....................     44,000        68,074
Mapletree Logistics Trust...............    184,000       100,550
Singapore Land, Ltd. (a)................     24,000        92,318
Starhill Global REIT....................    180,000        76,647
Suntec REIT.............................    284,000       213,647
United Industrial Corp., Ltd. ..........     63,000        82,268
                                                      -----------
TOTAL SINGAPORE.........................                2,923,268
                                                      -----------
SOUTH AFRICA -- 0.4%
Capital Property Fund...................     64,358        56,820
Fountainhead Property Trust.............    179,509       147,587
SA Corporate Real Estate Fund...........    143,742        46,096
Sycom Property Fund.....................     18,356        46,027
                                                      -----------
TOTAL SOUTH AFRICA......................                  296,530
                                                      -----------
SPAIN -- 0.0% (C)
Martinsa-Fadesa SA (b)(d)(e)............        178             0
                                                      -----------
SWEDEN -- 0.7%
Castellum AB (a)........................     28,946       279,407
Fabege AB...............................     22,751       133,392
Kungsleden AB...........................     24,600       162,878
                                                      -----------
TOTAL SWEDEN............................                  575,677
                                                      -----------
SWITZERLAND -- 0.8%
PSP Swiss Property AG (a)(b)............      7,506       434,019
Swiss Prime Site AG (a)(b)..............      4,309       227,358
                                                      -----------
TOTAL SWITZERLAND.......................                  661,377
                                                      -----------
UNITED KINGDOM -- 7.3%
Big Yellow Group PLC (b)................     16,974       101,803
British Land Co. PLC....................    156,937     1,192,739
Derwent London PLC......................     18,167       354,476
Grainger PLC............................     24,825       118,159
Great Portland Estates PLC..............     56,351       238,561
Hammerson PLC...........................    125,600       792,063
Land Securities Group PLC...............    137,956     1,378,999
Liberty International PLC...............     94,230       723,392
Segro PLC...............................    131,576       773,353
Shaftesbury PLC (a).....................     40,659       232,345
Workspace Group PLC.....................    142,400        50,104
                                                      -----------
TOTAL UNITED KINGDOM....................                5,955,994
                                                      -----------
UNITED STATES -- 43.5%
Acadia Realty Trust.....................      7,183       108,248
Alexander's, Inc. ......................        473       139,951
Alexandria Real Estate Equities, Inc. ..      7,047       383,004
AMB Property Corp. .....................     26,317       603,975
American Campus Communities, Inc. ......      9,499       255,048
Apartment Investment & Management Co.
  (Class A).............................     21,034       310,251
Ashford Hospitality Trust, Inc. (b).....     17,172        59,415
Avalonbay Communities, Inc. ............     14,348     1,043,530
BioMed Realty Trust, Inc. ..............     17,330       239,154
Boston Properties, Inc. ................     24,922     1,633,637
Brandywine Realty Trust.................     23,120       255,245
BRE Properties, Inc. ...................      9,521       298,007
Camden Property Trust...................     11,559       465,828
CBL & Associates Properties, Inc. ......     24,757       240,143
Cedar Shopping Centers, Inc. ...........      8,110        52,310
Colonial Properties Trust...............      9,009        87,658
Corporate Office Properties Trust.......     10,442       385,101
Cousins Properties, Inc. ...............     14,811       122,635
DCT Industrial Trust, Inc. .............     36,735       187,716
Developers Diversified Realty Corp. ....     22,912       211,707
DiamondRock Hospitality Co. (b).........     19,431       157,391
Digital Realty Trust, Inc. .............     12,623       576,997
Douglas Emmett, Inc. ...................     21,851       268,330
Duke Realty Corp. ......................     40,285       483,823
DuPont Fabros Technology, Inc. (b)......      7,460        99,442
EastGroup Properties, Inc. .............      4,642       177,417
Education Realty Trust, Inc. ...........      9,555        56,661
Equity Lifestyle Properties, Inc. ......      4,972       212,752
Equity One, Inc. .......................      7,040       110,317
Equity Residential......................     49,249     1,511,944
Essex Property Trust, Inc. .............      4,942       393,284
Extra Space Storage, Inc. ..............     15,548       164,031
Federal Realty Investment Trust.........     10,967       673,045
FelCor Lodging Trust, Inc. .............     11,720        53,092
First Industrial Realty Trust, Inc. ....      7,188        37,737
First Potomac Realty Trust..............      5,030        58,147
Forest City Enterprises, Inc.
  (Class A).............................     21,767       291,025
HCP, Inc. ..............................     52,324     1,503,792
Health Care REIT, Inc. .................     21,495       894,622
Healthcare Realty Trust, Inc. ..........     10,587       223,703
Hersha Hospitality Trust................      8,858        27,460
Highwoods Properties, Inc. .............     12,737       400,579
Home Properties, Inc. ..................      5,913       254,791
Hospitality Properties Trust............     21,956       447,244
Host Hotels & Resorts, Inc. ............    107,390     1,263,980
HRPT Properties Trust...................     40,592       305,252
Inland Real Estate Corp. ...............     13,187       115,518
Kilroy Realty Corp. ....................      7,718       214,097
Kimco Realty Corp. .....................     67,737       883,290
Kite Realty Group Trust.................     11,317        47,192
LaSalle Hotel Properties................     11,381       223,750
Liberty Property Trust..................     20,057       652,454
Mack-Cali Realty Corp. .................     14,105       456,015
Mid-America Apartment
  Communities, Inc. ....................      5,089       229,667
Nationwide Health Properties, Inc. .....     19,242       596,310
Parkway Properties, Inc. ...............      3,858        76,003
Pennsylvania Real Estate
  Investment Trust......................      7,204        54,822
Post Properties, Inc. ..................      7,955       143,190
ProLogis................................     79,663       949,583
PS Business Parks, Inc. ................      3,360       172,435
Public Storage..........................     23,136     1,740,753
Ramco-Gershenson Properties Trust.......      5,213        46,500
Regency Centers Corp. ..................     14,392       533,224


See accompanying notes to financial statements.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Saul Centers, Inc. .....................      1,352   $    43,399
Senior Housing Properties Trust.........     22,785       435,421
Simon Property Group, Inc. .............     50,906     3,534,404
SL Green Realty Corp. ..................     13,779       604,209
Sovran Self Storage, Inc. ..............      4,171       126,924
Sun Communities, Inc. ..................      3,120        67,142
Sunstone Hotel Investors, Inc. (b)......     13,369        94,920
Tanger Factory Outlet Centers, Inc. ....      7,147       266,869
Taubman Centers, Inc. ..................      9,476       341,894
The Macerich Co. .......................     14,335       434,781
U-Store-It Trust........................     14,060        87,875
UDR, Inc. ..............................     26,842       422,493
Universal Health Realty Income Trust....      1,974        64,254
Ventas, Inc. ...........................     28,169     1,084,506
Vornado Realty Trust....................     32,236     2,076,321
Washington Real Estate
  Investment Trust......................     10,485       301,968
Weingarten Realty Investors.............     21,508       428,440
                                                      -----------
TOTAL UNITED STATES.....................               35,280,044
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $67,048,920)....................               80,798,791
SHORT TERM INVESTMENTS -- 5.0%
UNITED STATES -- 5.0%
MONEY MARKET FUNDS   -- 5.0%
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  3,991,795     3,991,795
AIM Prime Money Market Fund.............     52,626        52,626
                                                      -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,044,421).....................                4,044,421
                                                      -----------
TOTAL INVESTMENTS -- 104.6%
  (Cost $71,093,341)....................               84,843,212
OTHER ASSETS AND
  LIABILITIES -- (4.6)%.................               (3,767,426)
                                                      -----------
NET ASSETS -- 100.0%....................              $81,075,786
                                                      ===========





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(e)  Company has filed for insolvency.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
(g)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.5%
AUSTRALIA -- 4.2%
Aristocrat Leisure, Ltd. ...............   7,418   $   34,370
Crown, Ltd. ............................   6,663       52,512
Fairfax Media, Ltd. ....................  57,360       86,819
Tatts Group, Ltd. ......................  11,804       26,461
                                                   ----------
TOTAL AUSTRALIA.........................              200,162
                                                   ----------
BELGIUM -- 0.9%
S.A. D'Ieteren NV.......................     118       43,465
                                                   ----------
CANADA -- 4.2%
Canadian Tire Corp., Ltd. (Class A).....     627       33,742
Gildan Activewear, Inc. (a).............     838       16,521
Magna International, Inc. (Class A).....     692       29,420
Shaw Communications, Inc. ..............   2,087       37,684
Thomson Reuters Corp. ..................   2,586       86,497
                                                   ----------
TOTAL CANADA............................              203,864
                                                   ----------
CHINA -- 0.4%
Giordano International, Ltd. ...........  80,000       19,922
                                                   ----------
FINLAND -- 1.0%
Nokian Renkaat Oyj......................     561       13,063
SanomaWSOY Oyj..........................   1,672       36,879
                                                   ----------
TOTAL FINLAND...........................               49,942
                                                   ----------
FRANCE -- 12.0%
Accor SA................................     972       54,046
Cie Generale des Etablissements
  Michelin..............................     725       56,813
Havas SA................................   9,322       39,502
Hermes International....................     267       39,359
LVMH Moet Hennessy Louis Vuitton SA.....     932       93,631
Peugeot SA (a)..........................     829       25,247
PPR.....................................     370       47,371
Renault SA (a)..........................     787       36,656
Sodexo..................................     588       35,187
Thomson (a).............................   4,652        9,472
Vivendi.................................   4,579      141,526
                                                   ----------
TOTAL FRANCE............................              578,810
                                                   ----------
GERMANY -- 8.0%
Adidas AG...............................     925       48,904
Bayerische Motoren Werke AG.............   1,319       63,527
Daimler AG..............................   3,388      170,382
Porsche Automobil Holding SE Preference
  Shares................................     379       29,777
Sky Deutschland AG (a)..................     701        3,719
TUI AG (a)..............................   1,816       18,714
Volkswagen AG...........................     314       51,557
                                                   ----------
TOTAL GERMANY...........................              386,580
                                                   ----------
GREECE -- 1.0%
Jumbo SA................................   1,982       26,074
OPAP SA.................................     874       22,510
                                                   ----------
TOTAL GREECE............................               48,584
                                                   ----------
HONG KONG -- 1.8%
Esprit Holdings, Ltd. ..................   5,700       38,245
Li & Fung, Ltd. ........................  12,000       48,387
                                                   ----------
TOTAL HONG KONG.........................               86,632
                                                   ----------
ITALY -- 2.3%
Fiat SpA (a)............................   3,783       48,605
Lottomatica SpA.........................   1,377       30,816
Pirelli & C. SpA (a)....................  55,752       29,826
                                                   ----------
TOTAL ITALY.............................              109,247
                                                   ----------
JAPAN -- 36.3%
Aisin Seiki Co., Ltd. ..................   1,100       26,906
Aoyama Trading Co., Ltd. ...............   2,000       34,422
Benesse Corp. ..........................     600       29,486
Bridgestone Corp. ......................   3,100       55,778
Casio Computer Co., Ltd. ...............   1,900       15,555
Denso Corp. ............................   1,700       50,126
Dentsu, Inc. ...........................   1,500       35,014
Fast Retailing Co., Ltd. ...............     300       38,063
Fuji Heavy Industries, Ltd. (a).........   6,000       23,387
Gunze, Ltd. ............................  10,000       45,904
Honda Motor Co., Ltd. ..................   5,600      172,938
Isetan Mitsukoshi Holdings, Ltd. .......   2,600       29,939
Isuzu Motors, Ltd. .....................   6,000       12,732
Makita Corp. ...........................     900       28,648
Mazda Motor Corp. (a)...................   7,000       15,715
Mitsubishi Motors Corp. (a).............  17,000       28,101
Namco Bandai Holdings, Inc. ............   2,000       20,528
Nikon Corp. ............................   2,000       36,678
Nissan Motor Co., Ltd. (a)..............   8,000       54,236
Panasonic Corp. ........................   7,000      103,434
PARIS MIKI HOLDINGS, Inc. ..............   2,000       18,786
Pioneer Corp. (a).......................   5,200       12,545
Rakuten, Inc. ..........................      31       20,705
Resorttrust, Inc. ......................   3,200       41,423
Sanyo Electric Co., Ltd. (a)............  10,000       23,790
Sekisui Chemical Co., Ltd. .............   4,000       23,320
Sekisui House, Ltd. ....................   3,000       27,140
Sharp Corp. ............................   4,000       44,586
Shimano, Inc. ..........................     600       26,001
Sony Corp. .............................   3,700      109,717
Stanley Electric Co., Ltd. .............   1,200       24,393
Sumitomo Forestry Co., Ltd. ............   3,400       28,670
Suzuki Motor Corp. .....................   1,800       42,118
Toyobo Co., Ltd. .......................  17,000       29,240
Toyota Motor Corp. .....................   9,700      386,765
Yamada Denki Co., Ltd. .................     500       33,953
                                                   ----------
TOTAL JAPAN.............................            1,750,742
                                                   ----------
LUXEMBOURG -- 0.7%
Reinet Investments SCA (a)..............     133        1,866
SES.....................................   1,421       32,195
                                                   ----------
TOTAL LUXEMBOURG........................               34,061
                                                   ----------
NETHERLANDS -- 1.7%
Reed Elsevier NV........................   3,632       40,932
Wolters Kluwer NV.......................   1,986       42,368
                                                   ----------
TOTAL NETHERLANDS.......................               83,300
                                                   ----------
NORWAY -- 0.6%
Schibsted ASA (a).......................   1,656       27,827
                                                   ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SOUTH KOREA -- 4.3%
Hyundai Motor Co. ......................   1,237   $  117,060
LG Electronics, Inc. ...................     864       92,028
                                                   ----------
TOTAL SOUTH KOREA.......................              209,088
SPAIN -- 1.8%
Industria de Diseno Textil SA...........     882       50,550
La Seda de Barcelona SA (Class
  B) (a)(b).............................  23,359            0
NH Hoteles SA (a).......................   5,176       34,235
                                                   ----------
TOTAL SPAIN.............................               84,785
SWEDEN -- 4.5%
Electrolux AB (a).......................   3,140       71,620
Eniro AB (a)............................   9,823       51,132
Hennes & Mauritz AB (Class B)...........   1,676       93,832
                                                   ----------
TOTAL SWEDEN............................              216,584
SWITZERLAND -- 1.8%
Cie Financiere Richemont SA (Class A)...     974       27,484
Swatch Group AG.........................     259       60,928
                                                   ----------
TOTAL SWITZERLAND.......................               88,412
UNITED KINGDOM -- 12.0%
British Sky Broadcasting Group PLC......   5,280       48,261
Carnival PLC............................   1,158       39,486
Compass Group PLC.......................   8,251       50,449
Enterprise Inns PLC.....................   4,020        8,005
Home Retail Group PLC...................   5,828       25,344
Inchcape PLC (a)........................   8,546        3,847
Kingfisher PLC..........................  16,050       54,650
Marks & Spencer Group PLC...............   7,561       43,788
Next PLC................................   1,676       48,035
Pearson PLC.............................   4,836       59,633
Reed Elsevier PLC.......................   5,517       41,321
Tui Travel PLC..........................   7,923       32,262
Virgin Media, Inc. .....................   2,897       40,326
Whitbread PLC...........................   1,686       32,789
WPP Group PLC...........................   5,619       48,259
                                                   ----------
TOTAL UNITED KINGDOM....................              576,455
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $5,069,783).....................            4,798,462
                                                   ----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Prime Money Market Fund
  (Cost $6,690).........................   6,690        6,690
                                                   ----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $5,076,473).....................            4,805,152
OTHER ASSETS AND
  LIABILITIES -- 0.4%...................               19,106
                                                   ----------
NET ASSETS -- 100.0%....................           $4,824,258
                                                   ==========





(a)  Non-income producing security.
(b) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is based on Level 3 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.3%
AUSTRALIA -- 8.6%
Coca-Cola Amatil, Ltd. .................   6,175   $   53,462
Foster's Group, Ltd. ...................  16,055       78,640
Wesfarmers, Ltd. .......................   6,112      142,891
Woolworths, Ltd. .......................   6,953      179,489
                                                   ----------
TOTAL AUSTRALIA.........................              454,482
                                                   ----------
BELGIUM -- 4.0%
Anheuser-Busch InBev NV.................   3,319      151,387
Anheuser-Busch InBev NV -- VVPR
  Strip (a).............................   2,040            9
Delhaize Group..........................     836       57,971
                                                   ----------
TOTAL BELGIUM...........................              209,367
                                                   ----------
CANADA -- 2.5%
Loblaw Co., Ltd. .......................   1,585       46,665
Shoppers Drug Mart Corp. ...............   1,667       68,246
Viterra, Inc. (a).......................   1,572       15,642
                                                   ----------
TOTAL CANADA............................              130,553
                                                   ----------
DENMARK -- 1.0%
Carlsberg A/S (Class B).................     721       52,166
                                                   ----------
FINLAND -- 0.6%
Kesko Oyj (Class B).....................     924       30,929
                                                   ----------
FRANCE -- 10.6%
Carrefour SA............................   2,711      122,843
Casino Guichard-Perrachon SA............     470       37,235
Groupe Danone...........................   3,225      194,122
L'Oreal SA..............................   1,188      117,995
Pernod -- Ricard SA.....................   1,077       85,435
                                                   ----------
TOTAL FRANCE............................              557,630
                                                   ----------
GERMANY -- 2.4%
Beiersdorf AG...........................     751       44,052
Henkel AG & Co. KGaA Preference Shares..   1,914       82,308
                                                   ----------
TOTAL GERMANY...........................              126,360
                                                   ----------
GREECE -- 0.1%
Alapis Holding Industrial and
  Commercial SA.........................   6,089        5,340
                                                   ----------
IRELAND -- 0.4%
Kerry Group PLC (Class A)...............     703       20,088
                                                   ----------
ITALY -- 0.8%
Parmalat SpA............................  16,046       44,305
                                                   ----------
JAPAN -- 13.3%
Aeon Co., Ltd. .........................   4,500       43,173
Ajinomoto Co., Inc. ....................   5,000       50,204
Asahi Breweries, Ltd. ..................   3,700       67,855
Japan Tobacco, Inc. ....................      28       96,320
Kao Corp. ..............................   4,000       99,179
Kirin Holdings Co., Ltd. ...............   6,000       92,210
Lawson, Inc. ...........................   1,100       51,231
Nichirei Corp. .........................   8,000       31,720
Seven & I Holdings Co., Ltd. ...........   3,800       91,249
Shiseido Co., Ltd. .....................   3,000       52,438
UNY Co., Ltd. ..........................   3,000       22,516
                                                   ----------
TOTAL JAPAN.............................              698,095
                                                   ----------
LUXEMBOURG -- 0.2%
Oriflame Cosmetics SA SDR...............     232       11,844
                                                   ----------
NETHERLANDS -- 7.3%
Heineken NV.............................   1,537       70,780
Koninklijke Ahold NV....................   6,426       77,210
Unilever NV.............................   8,156      234,796
                                                   ----------
TOTAL NETHERLANDS.......................              382,786
                                                   ----------
NORWAY -- 0.2%
Marine Harvest (a)......................  15,432       11,152
                                                   ----------
SINGAPORE -- 1.5%
Golden Agri-Resources, Ltd. (a).........  51,105       15,596
Wilmar International, Ltd. .............  14,000       62,794
                                                   ----------
TOTAL SINGAPORE.........................               78,390
                                                   ----------
SPAIN -- 1.3%
Ebro Puleva SA..........................   3,137       59,609
SOS Cuetara SA (a)......................   2,234       11,021
                                                   ----------
TOTAL SPAIN.............................               70,630
                                                   ----------
SWEDEN -- 0.7%
Swedish Match AB........................   1,790       35,837
                                                   ----------
SWITZERLAND -- 15.5%
Lindt & Spruengli AG....................      24       58,193
Nestle SA...............................  17,772      756,335
                                                   ----------
TOTAL SWITZERLAND.......................              814,528
                                                   ----------
UNITED KINGDOM -- 28.3%
British American Tobacco PLC............   8,463      265,698
Cadbury PLC.............................   7,797      100,135
Diageo PLC..............................  12,415      190,617
Imperial Tobacco Group PLC..............   5,172      149,555
J Sainsbury PLC.........................   7,950       41,323
Reckitt Benckiser PLC...................   3,066      149,952
SABMiller PLC...........................   3,573       86,232
Tate & Lyle PLC.........................   3,592       24,289
Tesco PLC...............................  37,361      238,774
Unilever PLC............................   6,612      188,022
William Morrison Supermarkets PLC.......  12,312       54,604
                                                   ----------
TOTAL UNITED KINGDOM....................            1,489,201
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $5,351,159).....................            5,223,683
                                                   ----------
WARRANTS -- 0.0% (B)
SINGAPORE -- 0.0% (B)
Golden Agri-Resources, Ltd.
  (expiring 7/23/12) (a)
  (Cost $0).............................   2,970          274
                                                   ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUNDS -- 0.0% (B)
AIM Prime Money Market Fund
  (Cost $1,480).........................   1,480   $    1,480
                                                   ----------
TOTAL INVESTMENTS -- 99.3%
  (Cost $5,352,639).....................            5,225,437
OTHER ASSETS AND
  LIABILITIES -- 0.7%...................               36,876
                                                   ----------
NET ASSETS -- 100.0%....................           $5,262,313
                                                   ==========





(a)  Non-income producing security.
(b)  Amount shown represents less than 0.05% of net assets.


SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

     SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
     SCHEDULE OF INVESTMENTS
     SEPTEMBER 30, 2009
     ---------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.9%
AUSTRALIA -- 5.9%
Origin Energy, Ltd. ....................   5,968   $   85,958
Santos, Ltd. ...........................   6,265       84,044
Woodside Petroleum, Ltd. ...............   3,418      157,253
WorleyParsons, Ltd. ....................   1,787       46,856
                                                   ----------
TOTAL AUSTRALIA.........................              374,111
AUSTRIA -- 0.7%
OMV AG..................................   1,163       46,868
CANADA -- 27.6%
Bonavista Energy Trust..................   1,750       33,295
Cameco Corp. ...........................   2,623       72,607
Canadian Natural Resources, Ltd. .......   3,666      246,950
Canadian Oil Sands Trust................   1,709       48,963
Enbridge, Inc. .........................   2,291       88,733
EnCana Corp. ...........................   4,582      264,683
Enerplus Resources Fund.................   1,458       33,281
Husky Energy, Inc. .....................   2,040       57,286
Imperial Oil, Ltd. .....................   2,040       77,453
Nexen, Inc. ............................   3,498       79,327
Niko Resources, Ltd. ...................     583       45,492
OPTI Canada, Inc. (a)...................   2,623        5,254
Penn West Energy Trust..................   1,750       27,720
Provident Energy Trust..................   5,831       33,683
Suncor Energy, Inc. ....................  10,065      350,723
Talisman Energy, Inc. ..................   6,997      121,452
TransCanada Corp. ......................   4,167      129,556
Vermilion Energy Trust..................   1,458       40,182
                                                   ----------
TOTAL CANADA............................            1,756,640
FRANCE -- 11.5%
Bourbon SA..............................     690       31,770
Cie Generale de Geophysique-
  Veritas (a)...........................   1,230       28,667
Technip SA..............................     875       55,828
Total SA................................  10,449      620,173
                                                   ----------
TOTAL FRANCE............................              736,438
HONG KONG -- 0.2%
Mongolia Energy Co., Ltd. (a)...........  30,000       10,645
ITALY -- 5.6%
Eni SpA.................................  10,376      259,045
Saipem SpA..............................   1,816       54,629
Saras SpA...............................  11,058       42,631
                                                   ----------
TOTAL ITALY.............................              356,305
JAPAN -- 2.5%
Inpex Holdings, Inc. ...................       6       51,332
Nippon Mining Holdings, Inc. ...........   9,000       44,429
Nippon Oil Corp. .......................  11,000       61,920
                                                   ----------
TOTAL JAPAN.............................              157,681
LUXEMBOURG -- 1.1%
Acergy SA...............................   5,721       71,731
NETHERLANDS -- 0.6%
SBM Offshore NV.........................   1,759       37,359
NORWAY -- 3.5%
Aker Solutions ASA......................   4,173       46,784
StatoilHydro ASA........................   7,957      178,138
                                                   ----------
TOTAL NORWAY............................              224,922
PAPUA NEW GUINEA -- 0.9%
Oil Search, Ltd. .......................   9,684       55,126
PORTUGAL -- 0.9%
Galp Energia SGPS SA (Class B)..........   3,202       55,322
SPAIN -- 2.9%
Compania Espanola de Petroleos SA.......     910       33,626
Repsol YPF SA...........................   5,519      149,968
                                                   ----------
TOTAL SPAIN.............................              183,594
SWITZERLAND -- 4.9%
Noble Corp. ............................   1,336       50,714
Transocean, Ltd. (a)....................   2,253      192,699
Weatherford International, Ltd. (a).....   3,446       71,436
                                                   ----------
TOTAL SWITZERLAND.......................              314,849
UNITED KINGDOM -- 31.1%
Amec PLC................................   3,597       43,434
BG Group PLC............................  15,551      270,353
BP PLC..................................  82,524      729,876
Cairn Energy PLC (a)....................     948       42,256
Royal Dutch Shell PLC (Class A).........  15,761      449,573
Royal Dutch Shell PLC (Class B).........  12,150      337,341
Tullow Oil PLC..........................   5,900      106,440
                                                   ----------
TOTAL UNITED KINGDOM....................            1,979,273
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $7,455,381).....................            6,360,864
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Prime Money Market Fund
  (Cost $1,630).........................   1,630        1,630
                                                   ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $7,457,011).....................            6,362,494
OTHER ASSETS AND
  LIABILITIES -- 0.1%...................                6,291
                                                   ----------
NET ASSETS -- 100.0%....................           $6,368,785
                                                   ==========





(a)  Non-income producing security.
(b)  Amount represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.8%
AUSTRALIA -- 12.0%
ASX, Ltd. ..............................     888   $   27,586
Australia & New Zealand Banking
  Group, Ltd. ..........................   4,287       92,279
Commonwealth Bank of Australia..........   2,599      118,702
Commonwealth Property Office Fund.......      44           37
Macquarie Group, Ltd. ..................     726       37,669
National Australia Bank, Ltd. ..........   3,695      100,309
QBE Insurance Group, Ltd. ..............   2,119       44,995
Stockland...............................   9,974       35,914
Westfield Group.........................   5,256       64,478
Westpac Banking Corp. ..................   5,236      121,302
                                                   ----------
TOTAL AUSTRALIA.........................              643,271
                                                   ----------
AUSTRIA -- 0.9%
Erste Group Bank AG.....................     567       25,311
Sparkassen Immobilien AG (a)............   2,816       21,486
                                                   ----------
TOTAL AUSTRIA...........................               46,797
                                                   ----------
BELGIUM -- 0.8%
Dexia SA (a)............................   2,503       23,049
Fortis (a)..............................   4,575       21,406
                                                   ----------
TOTAL BELGIUM...........................               44,455
                                                   ----------
BERMUDA -- 0.4%
Lancashire Holdings, Ltd. ..............   2,878       23,521
                                                   ----------
CANADA -- 11.3%
Bank of Montreal........................   1,056       53,297
Bank of Nova Scotia.....................   1,772       80,684
Brookfield Asset Management, Inc.
  (Class A).............................   1,643       37,305
Canadian Imperial Bank of Commerce......     689       41,913
IGM Financial, Inc. ....................     751       29,710
Manulife Financial Corp. ...............   3,033       63,582
National Bank of Canada.................     501       27,792
Royal Bank of Canada....................   2,331      124,987
Sun Life Financial, Inc. ...............   1,310       40,949
Toronto-Dominion Bank...................   1,597      103,039
                                                   ----------
TOTAL CANADA............................              603,258
                                                   ----------
DENMARK -- 1.0%
Danske Bank A/S (a).....................   1,376       36,000
Sydbank A/S (a).........................     751       19,648
                                                   ----------
TOTAL DENMARK...........................               55,648
                                                   ----------
FINLAND -- 1.0%
Pohjola Bank PLC........................   2,816       32,106
Technopolis Oyj.........................   3,666       19,237
                                                   ----------
TOTAL FINLAND...........................               51,343
                                                   ----------
FRANCE -- 6.4%
AXA.....................................   2,977       80,503
BNP Paribas.............................   1,527      121,868
Credit Agricole SA......................   1,685       35,171
Societe Generale........................     923       74,203
Unibail-Rodamco SE......................     153       31,746
                                                   ----------
TOTAL FRANCE............................              343,491
                                                   ----------
GERMANY -- 5.7%
Allianz SE..............................     789       98,456
Commerzbank AG (a)......................   1,314       16,643
Deutsche Bank AG........................     929       71,216
Deutsche Beteiligungs AG................   1,060       25,069
Deutsche Boerse AG......................     387       31,593
Muenchener Rueckversicherungs-
  Gesellschaft
  AG....................................     370       58,966
                                                   ----------
TOTAL GERMANY...........................              301,943
                                                   ----------
HONG KONG -- 4.6%
Bank of East Asia, Ltd. ................   8,678       31,353
Cheung Kong Holdings, Ltd. .............   4,000       50,761
Hang Lung Properties, Ltd. .............   6,000       22,103
Hong Kong Exchanges and
  Clearing, Ltd. .......................   1,600       29,006
New World Development Co., Ltd. ........  13,477       29,006
Sun Hung Kai Properties, Ltd. ..........   4,000       58,941
Wharf Holdings, Ltd. ...................   5,000       26,548
                                                   ----------
TOTAL HONG KONG.........................              247,718
                                                   ----------
ITALY -- 6.2%
Assicurazioni Generali SpA..............   2,121       58,068
Banca Monte dei Paschi di Siena SpA.....  13,644       29,157
Banca Popolare dell'Etruria e del
  Lazio Scrl............................   3,996       27,496
Banco Popolare Societa Cooperativa
  Scarl (a).............................   2,276       21,807
Intesa Sanpaolo SpA (a).................  16,308       72,049
UBI Banca ScpA..........................   2,093       32,093
UniCredit SpA (a).......................  23,441       91,484
                                                   ----------
TOTAL ITALY.............................              332,154
                                                   ----------
JAPAN -- 10.9%
Chuo Mitsui Trust Holdings, Inc. .......   5,000       18,596
Daiwa House Industry Co., Ltd. .........   3,000       31,496
Daiwa Securities Group, Inc. ...........   4,000       20,685
Mitsubishi Estate Co., Ltd. ............   2,990       47,153
Mitsubishi UFJ Financial Group, Inc. ...  16,800       90,441
Mitsui Fudosan Co., Ltd. ...............   1,928       32,709
Mitsui Sumitomo Insurance Group
  Holdings, Inc. .......................   1,100       30,407
Mizuho Financial Group, Inc. ...........  21,300       42,345
Nomura Holdings, Inc. ..................   5,900       36,441
ORIX Corp. .............................     260       15,913
Resona Holdings, Inc. ..................   1,800       23,220
Sompo Japan Insurance, Inc. ............   3,000       20,238
Sumitomo Mitsui Financial Group, Inc. ..   1,500       52,438
Sumitomo Realty & Development
  Co., Ltd. ............................     574       10,533
T&D Holdings, Inc. .....................     650       17,641
The Sumitomo Trust & Banking
  Co., Ltd. ............................   5,000       26,638
Tokai Tokyo Financial Holdings, Inc. ...   6,000       18,965
Tokio Marine Holdings, Inc. ............   1,600       46,462
                                                   ----------
TOTAL JAPAN.............................              582,321
                                                   ----------
NETHERLANDS -- 1.5%
Aegon NV (a)............................   2,678       22,708
ING Groep NV (a)........................   3,059       54,550
                                                   ----------
TOTAL NETHERLANDS.......................               77,258
                                                   ----------
NEW ZEALAND -- 0.8%
AMP NZ Office Trust.....................  72,715       44,712
                                                   ----------
NORWAY -- 0.6%
Sparebanken Rogaland....................   4,305       32,646
                                                   ----------
PORTUGAL -- 0.3%
Banif SGPS SA...........................   7,508       15,035
                                                   ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SINGAPORE -- 2.9%
CapitaLand, Ltd. .......................   6,000   $   15,841
Hong Leong Finance, Ltd. ...............  22,000       42,156
Oversea-Chinese Banking Corp., Ltd. ....   9,289       51,750
United Overseas Bank, Ltd. .............   4,000       47,635
                                                   ----------
TOTAL SINGAPORE.........................              157,382
SPAIN -- 9.3%
Banco Bilbao Vizcaya Argentaria SA......   7,109      126,046
Banco de Sabadell SA....................   4,339       32,060
Banco Guipuzcoano SA....................   2,744       22,461
Banco Popular Espanol SA................   3,244       32,481
Banco Santander SA......................  13,091      210,486
Bolsas y Mercados Espanoles.............     501       19,487
Realia Business SA (a)..................   5,756       16,617
Reyal Urbis SA (a)......................   6,855       37,575
                                                   ----------
TOTAL SPAIN.............................              497,213
SWEDEN -- 2.0%
Nordea Bank AB..........................   5,097       51,168
Skandinaviska Enskilda Banken AB (Class
  A) (a)................................   4,004       26,911
Svenska Handelsbanken AB (Class A)......   1,126       28,662
                                                   ----------
TOTAL SWEDEN............................              106,741
SWITZERLAND -- 6.7%
ACE, Ltd. (a)...........................     751       40,148
Credit Suisse Group AG..................   1,743       96,586
Julius Baer Holding AG..................     627       31,270
Swiss Life Holding (a)..................       3          354
Swiss Reinsurance Co., Ltd. ............     732       33,001
UBS AG (a)..............................   5,157       94,279
Zurich Financial Services AG............     259       61,527
                                                   ----------
TOTAL SWITZERLAND.......................              357,165
UNITED KINGDOM -- 14.5%
Aviva PLC...............................   5,300       37,984
Barclays PLC (a)........................  13,706       81,107
British Land Co. PLC....................   2,636       20,034
HSBC Holdings PLC.......................  26,853      307,503
Land Securities Group PLC...............   2,252       22,511
Lloyds Banking Group PLC (a)............  33,074       54,854
Man Group PLC...........................   4,296       22,756
Provident Financial PLC.................   1,502       21,812
Prudential PLC..........................   4,801       46,186
Royal Bank of Scotland Group PLC (a)....  29,942       25,357
RSA Insurance Group PLC.................  11,186       23,937
Standard Chartered PLC..................   2,564       63,233
Standard Life PLC.......................   5,800       20,315
Willis Group Holdings, Ltd. ............   1,001       28,248
                                                   ----------
TOTAL UNITED KINGDOM....................              775,837
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $5,336,484).....................            5,339,909
RIGHTS -- 0.1%
FRANCE -- 0.1%
BNP Paribas
  (expiring 10/13/09) (a)
  (Cost $0).............................   1,527        3,303
PORTUGAL -- 0.0% (B)
Banif SGPS SA
  (expiring 10/8/09) (a)
  (Cost $0).............................   6,000          640
                                                   ----------
TOTAL RIGHTS --
  (Cost $0).............................                3,943
WARRANTS -- 0.0% (B)
ITALY -- 0.0% (b)
UBI Banca ScpA
  (expiring 6/30/11) (a)
  (Cost $0).............................   1,679          200
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Prime Money Market Fund
  (Cost $460)...........................     460          460
                                                   ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $5,336,944).....................            5,344,512
OTHER ASSETS AND
  LIABILITIES -- 0.1%...................                3,950
                                                   ----------
NET ASSETS -- 100.0%....................           $5,348,462
                                                   ==========





(a)  Non-income producing security.
(b)  Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 98.3%
AUSTRALIA -- 4.3%
Cochlear, Ltd. .........................     439   $   25,866
CSL, Ltd. ..............................   4,764      140,682
Primary Health Care, Ltd. ..............   3,700       20,278
Sonic Healthcare, Ltd. .................   4,786       60,021
                                                   ----------
TOTAL AUSTRALIA.........................              246,847
                                                   ----------
BELGIUM -- 1.1%
UCB SA..................................   1,463       61,673
                                                   ----------
CANADA -- 0.2%
MDS, Inc. (a)...........................   1,671       13,654
                                                   ----------
DENMARK -- 6.3%
Coloplast A/S (Class B).................     533       44,529
Genmab A/S (a)..........................     279        7,190
H. Lundbeck A/S.........................   1,021       21,149
Novo-Nordisk A/S (Class B)..............   4,174      261,021
William Demant A/S (a)..................     311       23,081
                                                   ----------
TOTAL DENMARK...........................              356,970
                                                   ----------
FINLAND -- 0.6%
Orion Oyj (Class A).....................     919       17,060
Orion Oyj (Class B).....................     900       16,576
                                                   ----------
TOTAL FINLAND...........................               33,636
                                                   ----------
FRANCE -- 10.0%
bioMerieux..............................     279       30,631
Essilor International SA................   2,219      126,318
Ipsen SA................................     524       28,669
Orpea...................................     848       39,045
Sanofi-Aventis..........................   4,674      342,624
                                                   ----------
TOTAL FRANCE............................              567,287
                                                   ----------
GERMANY -- 10.2%
Bayer AG................................   3,871      267,918
Celesio AG..............................   1,236       34,037
Fresenius Medical Care AG & Co. KGaA....   2,145      106,696
Fresenius SE............................     326       16,016
Fresenius SE Preference Shares..........     973       56,875
Merck KGaA..............................     588       58,402
Rhoen-Klinikum AG.......................     913       23,207
Stada Arzneimittel AG...................     692       18,895
                                                   ----------
TOTAL GERMANY...........................              582,046
                                                   ----------
IRELAND -- 0.4%
Elan Corp. PLC (a)......................   3,348       23,984
                                                   ----------
ITALY -- 0.3%
Recordati SpA...........................   2,614       18,474
                                                   ----------
JAPAN -- 18.7%
Alfresa Holdings Corp. .................     200        8,176
Astellas Pharma, Inc. ..................   3,400      140,124
Chugai Pharmaceutical Co., Ltd. ........   2,125       44,073
Daiichi Sankyo Co., Ltd. ...............   5,100      105,549
Dainippon Sumitomo Pharma Co., Ltd. ....   1,000       10,934
Eisai Co., Ltd. ........................   2,400       90,601
Hisamitsu Pharmaceutical Co., Inc. .....     600       24,393
Kyowa Hakko Kogyo Co., Ltd. ............   2,422       30,757
Mediceo Paltac Holdings Co., Ltd. ......   1,600       22,570
Mitsubishi Tanabe Pharma Corp. .........   2,000       26,738
Olympus Corp. ..........................   2,000       53,164
Ono Pharmaceutical Co., Ltd. ...........   1,200       62,590
Shionogi & Co., Ltd. ...................   3,000       71,201
Suzuken Co., Ltd. ......................     700       24,236
Taisho Pharmaceutical Co., Ltd. ........   2,000       40,543
Takeda Pharmaceutical Co., Ltd. ........   5,600      233,920
Terumo Corp. ...........................   1,400       77,243
                                                   ----------
TOTAL JAPAN.............................            1,066,812
                                                   ----------
NETHERLANDS -- 1.1%
OPG Groep NV............................   1,126       18,607
Qiagen NV (a)...........................   2,154       45,653
                                                   ----------
TOTAL NETHERLANDS.......................               64,260
                                                   ----------
NEW ZEALAND -- 0.5%
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................  10,766       25,545
                                                   ----------
SINGAPORE -- 0.4%
Parkway Holdings, Ltd. .................  16,000       23,505
                                                   ----------
SPAIN -- 0.8%
Faes Farma SA...........................   1,920       12,264
Grifols SA..............................   1,583       30,115
                                                   ----------
TOTAL SPAIN.............................               42,379
                                                   ----------
SWEDEN -- 1.4%
Elekta AB (Class B).....................     737       14,228
Getinge AB (Class B)....................   2,936       49,124
Meda AB (Class A).......................   1,635       14,613
                                                   ----------
TOTAL SWEDEN............................               77,965
                                                   ----------
SWITZERLAND -- 24.9%
Acino Holding AG........................      67       12,333
Actelion, Ltd. (a)......................   1,072       66,480
Bachem Holding AG (Class B).............     497       33,576
Basilea Pharmaceutica AG (a)............     120       12,062
Galenica AG.............................      78       27,437
Lonza Group AG..........................     496       54,014
Nobel Biocare Holding AG................   1,737       57,417
Novartis AG.............................   8,709      435,177
Roche Holding AG (b)....................     228       38,079
Roche Holding AG (b)....................   2,882      465,219
Sonova Holding AG.......................     727       73,215
Straumann Holding AG....................     116       29,988
Synthes, Inc. ..........................     804       96,776
Tecan Group AG..........................     314       19,367
                                                   ----------
TOTAL SWITZERLAND.......................            1,421,140
                                                   ----------
UNITED KINGDOM -- 17.1%
AstraZeneca PLC.........................   7,015      314,593
Consort Medical PLC.....................   1,395        9,705
GlaxoSmithKline PLC.....................  21,719      427,083
Hikma Pharmaceuticals PLC...............   2,154       16,154
Shire, Ltd. ............................   5,683       98,526
Smith & Nephew PLC......................   7,997       71,688
SSL International PLC...................   3,749       38,374
                                                   ----------
TOTAL UNITED KINGDOM....................              976,123
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $6,092,821).....................            5,602,300
                                                   ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SHORT TERM INVESTMENTS -- 0.0% (C)
UNITED STATES -- 0.0% (C)
MONEY MARKET FUND -- 0.0% (C)
AIM Prime Money Market Fund
  (Cost $751)...........................     751   $      751
                                                   ----------
TOTAL INVESTMENTS -- 98.3%
  (Cost $6,093,572).....................            5,603,051
OTHER ASSETS AND
  LIABILITIES -- 1.7%...................               97,618
                                                   ----------
NET ASSETS -- 100.0%....................           $5,700,669
                                                   ==========





(a)  Non-income producing security.
(b) Reflect separate holdings of the issuer's common stock traded on different securities exchanges.
(c)  Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 97.8%
AUSTRALIA -- 4.8%
Boom Logistics, Ltd. ...................  47,383   $   21,745
Bradken, Ltd. ..........................   4,707       27,376
Brambles, Ltd. .........................   5,970       42,572
GWA International, Ltd. ................  15,444       37,619
Leighton Holdings, Ltd. ................     364       11,620
Macquarie Infrastructure Group..........  15,750       20,503
Toll Holdings, Ltd. ....................   4,489       33,794
Transurban Group........................   7,983       28,886
                                                   ----------
TOTAL AUSTRALIA.........................              224,115
                                                   ----------
AUSTRIA -- 1.0%
Andritz AG (a)..........................     455       22,666
Zumtobel AG (a).........................   1,352       24,643
                                                   ----------
TOTAL AUSTRIA...........................               47,309
                                                   ----------
BELGIUM -- 0.6%
Bekaert NV..............................     233       30,798
                                                   ----------
CANADA -- 4.5%
Bombardier, Inc. .......................   4,976       23,042
CAE, Inc. ..............................   2,290       19,309
Canadian National Railway Co. ..........   1,538       75,560
Canadian Pacific Railway, Ltd. .........     649       30,294
SNC-Lavalin Group, Inc. ................     721       32,480
Toromont Industries Ltd. ...............   1,304       27,944
                                                   ----------
TOTAL CANADA............................              208,629
                                                   ----------
DENMARK -- 2.4%
A P Moller -- Maersk A/S................       5       34,360
FLSmidth & Co. A/S......................     275       14,956
NKT Holding A/S (a).....................     356       20,760
Vestas Wind Systems A/S (a).............     563       40,651
                                                   ----------
TOTAL DENMARK...........................              110,727
                                                   ----------
FINLAND -- 2.0%
Kone Oyj (Class B)......................   1,012       37,158
Metso Oyj...............................     648       18,214
Wartsila Oyj............................     455       18,210
YIT Oyj.................................     943       17,933
                                                   ----------
TOTAL FINLAND...........................               91,515
                                                   ----------
FRANCE -- 8.3%
Air France-KLM (a)......................   1,368       24,835
Alstom SA...............................     627       45,705
Bouygues SA.............................     963       48,915
Cie de Saint-Gobain.....................   1,240       64,254
Eiffage SA..............................     273       17,374
Schneider Electric SA...................     704       71,271
Vallourec SA............................     160       27,082
Vinci SA................................   1,553       87,759
                                                   ----------
TOTAL FRANCE............................              387,195
                                                   ----------
GERMANY -- 9.4%
Deutsche Lufthansa AG...................   1,611       28,517
Deutsche Post AG........................   2,504       46,849
GEA Group AG............................     877       18,280
Hochtief AG.............................     279       21,231
Kloeckner & Co. AG (a)..................     634       14,512
MAN AG..................................     358       29,514
Pfeiffer Vacuum Technology AG...........     308       25,256
Q-Cells SE (a)..........................     165        3,157
SGL Carbon AG (a).......................     331       13,528
Siemens AG..............................   2,498      231,056
Solarworld AG (a).......................     227        5,508
                                                   ----------
TOTAL GERMANY...........................              437,408
                                                   ----------
HONG KONG -- 1.6%
Hopewell Highway Infrastructure, Ltd. ..  48,000       29,481
Hutchison Whampoa, Ltd. ................   6,000       43,316
                                                   ----------
TOTAL HONG KONG.........................               72,797
                                                   ----------
IRELAND -- 0.7%
DCC PLC.................................   1,308       33,734
                                                   ----------
ITALY -- 2.3%
Ansaldo STS SpA.........................   2,741       56,051
Autostrada Torino-Milano SpA............   2,001       25,695
Finmeccanica SpA........................   1,496       26,415
                                                   ----------
TOTAL ITALY.............................              108,161
                                                   ----------
JAPAN -- 27.6%
Asahi Glass Co., Ltd. ..................   4,000       32,390
Central Japan Railway Co. ..............       6       43,223
Daikin Industries, Ltd. ................     900       32,468
East Japan Railway Co. .................     900       64,936
Fanuc, Ltd. ............................     600       53,945
Futaba Corp. ...........................   2,300       37,633
Hankyu Hanshin Holdings, Inc. ..........   7,000       33,618
IHI Corp. (a)...........................  12,000       24,393
Itochu Corp. ...........................   5,000       33,227
Iwatani Corp. ..........................  14,000       43,156
Kajima Corp. ...........................   7,000       17,982
Kamigumi Co., Ltd. .....................   6,000       49,120
Kawasaki Heavy Industries, Ltd. ........  11,000       28,011
Kawasaki Kisen Kaisha, Ltd. (a).........   3,000       11,158
Kokuyo Co., Ltd. .......................   3,800       34,844
Komatsu, Ltd. ..........................   2,700       50,722
Kubota Corp. ...........................   5,000       41,716
Marubeni Corp. .........................   4,000       20,238
MEITEC Corp. ...........................   1,600       27,234
MISUMI Group, Inc. .....................   2,000       42,017
Mitsubishi Corp. .......................   4,100       83,159
Mitsubishi Electric Corp. ..............   6,000       45,569
Mitsubishi Heavy Industries, Ltd. ......  12,000       45,569
Mitsui & Co., Ltd. .....................   5,000       65,561
Mitsui OSK Lines, Ltd. .................   4,000       23,767
Nippon Sheet Glass Co., Ltd. ...........   5,000       16,753
Nippon Yusen KK.........................   4,000       15,502
Secom Co., Ltd. ........................   1,000       50,483
Sojitz Corp. ...........................   6,000       11,459
Sumitomo Corp. .........................   3,900       40,292
Sumitomo Electric Industries, Ltd. .....   2,900       38,025
Sumitomo Heavy Industries, Ltd. (a).....   4,000       19,568
THK Co., Ltd. ..........................   1,400       27,489
Tokyu Corp. ............................   6,000       28,816
Yamato Holdings Co., Ltd. ..............   3,000       49,422
                                                   ----------
TOTAL JAPAN.............................            1,283,465
                                                   ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
NETHERLANDS -- 4.5%
Aalberts Industries NV..................   1,517   $   20,378
European Aeronautic Defence and Space
  Co. NV................................   1,861       41,742
Koninklijke (Royal) Philips
  Electronics NV........................   2,639       64,187
Koninklijke BAM Groep NV................   1,225       14,126
Randstad Holding NV (a).................     677       29,207
TNT NV..................................   1,502       40,265
                                                   ----------
TOTAL NETHERLANDS.......................              209,905
NORWAY -- 0.9%
Orkla ASA...............................   3,552       33,333
Renewable Energy Corp AS (a)............     858        7,497
                                                   ----------
TOTAL NORWAY............................               40,830
SINGAPORE -- 3.3%
Fraser and Neave, Ltd. .................  11,000       30,993
Haw Par Corp., Ltd. ....................  12,000       49,139
Jardine Matheson Holdings, Ltd. ........     975       29,640
Keppel Corp., Ltd. .....................   5,000       28,743
Neptune Orient Lines, Ltd. .............  11,750       14,843
                                                   ----------
TOTAL SINGAPORE.........................              153,358
SPAIN -- 3.3%
Abertis Infraestructuras SA.............   2,020       45,795
ACS, Actividades de Construccion y
  Servicios SA..........................   1,025       53,397
Gamesa Corp. Tecnologica SA.............     657       14,703
Grupo Ferrovial SA......................     506       24,178
Sacyr Vallehermoso SA...................     833       15,750
                                                   ----------
TOTAL SPAIN.............................              153,823
SWEDEN -- 4.5%
Alfa Laval AB...........................   1,813       21,208
Atlas Copco AB (Class B)................   3,461       39,347
B&B Tools AB............................   1,164       13,067
Sandvik AB..............................   2,849       31,371
Securitas AB (Class B)..................   2,464       23,714
Trelleborg AB (Class B) (a).............   6,720       38,728
Volvo AB ADR (Class A)..................   4,662       41,667
                                                   ----------
TOTAL SWEDEN............................              209,102
SWITZERLAND -- 6.2%
ABB, Ltd. (a)...........................   6,286      126,005
Adecco SA...............................     626       33,241
Geberit AG..............................     220       33,753
Kaba Holding AG.........................     109       26,682
Kuehne & Nagel International AG.........     354       30,721
SGS SA..................................      27       36,298
                                                   ----------
TOTAL SWITZERLAND.......................              286,700
UNITED KINGDOM -- 9.9%
Aggreko PLC.............................   1,867       20,962
Babcock International Group PLC.........   2,122       19,294
BAE Systems PLC.........................  10,791       60,267
British Airways PLC (a).................   4,906       17,301
Capita Group PLC........................   3,805       43,968
Charter International PLC...............     453        4,970
De La Rue PLC...........................   1,296       18,613
Experian PLC............................   4,685       39,450
FirstGroup PLC..........................   3,352       22,179
Intertek Group PLC......................   1,561       31,682
Invensys PLC............................   2,175       10,126
Rentokil Initial PLC (a)................  13,709       24,973
Rolls-Royce Group PLC (a)...............   6,999       52,701
Serco Group PLC.........................   4,137       33,413
Smiths Group PLC........................   2,177       30,936
Wolseley PLC (a)........................   1,241       29,911
                                                   ----------
TOTAL UNITED KINGDOM....................              460,746
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $5,338,082).....................            4,550,317
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Prime Money Market Fund
  (Cost $241)...........................     241          241
                                                   ----------
TOTAL INVESTMENTS -- 97.8%
  (Cost $5,338,323).....................            4,550,558
OTHER ASSETS AND
  LIABILITIES -- 2.2%...................              102,129
                                                   ----------
NET ASSETS -- 100.0%....................           $4,652,687
                                                   ==========





(a)  Non-income producing security.
(b)  Amount shown represents less than 0.05% of net assets.


ADR = American Depositary Receipt

See accompanying notes to financial statements.

     SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
     SCHEDULE OF INVESTMENTS
     SEPTEMBER 30, 2009
     ---------------------------------------------------------------------------



SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.7%
AUSTRALIA -- 16.4%
Alumina, Ltd. (a).......................   15,364   $   24,814
Amcor, Ltd. ............................    1,132        5,475
BHP Billiton, Ltd. .....................   23,524      783,317
BlueScope Steel, Ltd. ..................   10,429       26,968
Boral, Ltd. ............................   13,022       69,990
Fortescue Metals Group, Ltd. (a)........   12,264       41,346
Iluka Resources, Ltd. (a)...............   10,621       37,307
Incitec Pivot, Ltd. ....................   11,033       27,556
Mineral Deposits, Ltd. (a)..............    6,756        5,068
Newcrest Mining, Ltd. ..................    3,772      106,194
OneSteel, Ltd. .........................   13,381       35,782
Orica, Ltd. ............................    3,493       72,445
OZ Minerals, Ltd. (a)...................   32,568       32,767
Rio Tinto, Ltd. ........................    3,672      191,981
Sims Metal Management, Ltd. ............    2,587       52,124
                                                    ----------
TOTAL AUSTRALIA.........................             1,513,134
                                                    ----------
AUSTRIA -- 1.0%
RHI AG (a)..............................    1,577       45,042
Voestalpine AG..........................    1,277       45,526
                                                    ----------
TOTAL AUSTRIA...........................                90,568
                                                    ----------
BELGIUM -- 1.1%
Tessenderlo Chemie NV...................    1,509       58,098
Umicore.................................    1,614       48,269
                                                    ----------
TOTAL BELGIUM...........................               106,367
                                                    ----------
CANADA -- 16.3%
Agnico-Eagle Mines, Ltd. ...............    1,324       89,323
Agrium, Inc. ...........................    1,328       66,221
Barrick Gold Corp. .....................    6,561      247,818
ECU Silver Mining, Inc. (a).............    3,420        1,752
Eldorado Gold Corp. (a).................    5,973       67,671
Equinox Minerals, Ltd. (a)..............    6,824       21,999
First Quantum Minerals, Ltd. ...........      788       51,393
FNX Mining Co., Inc. (a)................    1,734       15,154
Forsys Metals Corp. (a).................    1,206        4,090
Gammon Gold, Inc. (a)...................      604        5,155
Gerdau Ameristeel Corp. ................    2,872       22,852
Goldcorp, Inc. .........................    5,389      215,801
HudBay Minerals, Inc. (a)...............    1,408       16,923
Inmet Mining Corp. .....................      687       38,379
Ivanhoe Mines, Ltd. (a).................    3,409       43,704
Kinross Gold Corp. .....................    4,669      101,489
Lundin Mining Corp. (a).................    5,737       19,296
Pan American Silver Corp. (a)...........    1,370       31,375
Potash Corp. of Saskatchewan, Inc. .....    2,260      204,501
Sherritt International Corp. ...........    4,656       33,229
Silver Wheaton Corp. (a)................    1,590       20,132
Sino-Forest Corp. (a)...................    1,299       20,466
Teck Resources, Ltd. (Class B) (a)......    3,764      103,455
Thompson Creek Metals Co., Inc. (a).....      889       10,710
Yamana Gold, Inc. ......................    4,872       52,292
                                                    ----------
TOTAL CANADA............................             1,505,180
                                                    ----------
DENMARK -- 0.8%
Novozymes A/S...........................      837       78,677
                                                    ----------
FINLAND -- 1.9%
Rautaruukki Oyj.........................    1,808       43,341
Stora Enso Oyj (a)......................    8,339       58,021
UPM-Kymmene Oyj.........................    5,962       71,460
                                                    ----------
TOTAL FINLAND...........................               172,822
                                                    ----------
FRANCE -- 3.8%
Air Liquide SA..........................    1,962      222,976
Eramet..................................       28        9,706
Lafarge SA..............................    1,282      114,589
                                                    ----------
TOTAL FRANCE............................               347,271
                                                    ----------
GERMANY -- 7.5%
BASF SE.................................    5,481      290,099
K+S AG..................................    1,178       64,209
Lanxess AG..............................    1,480       50,946
Linde AG................................    1,086      117,595
Salzgitter AG...........................      503       48,158
ThyssenKrupp AG.........................    3,407      117,180
                                                    ----------
TOTAL GERMANY...........................               688,187
                                                    ----------
HONG KONG -- 0.8%
AMVIG Holdings, Ltd. ...................   12,000        4,970
China Grand Forestry Green Resources
  Group, Ltd. (a).......................  112,000        4,046
China Mining Resources Group, Ltd. (a)..   80,000        3,355
China Rare Earth Holdings, Ltd. ........   72,000       15,701
Fushan International Energy Group,
  Ltd. (a)..............................   56,000       37,574
Sino Union Petroleum & Chemical
  International, Ltd. (a)...............   60,000        4,877
                                                    ----------
TOTAL HONG KONG.........................                70,523
                                                    ----------
IRELAND -- 1.3%
CRH PLC.................................    4,313      119,183
                                                    ----------
ITALY -- 0.5%
Buzzi Unicem SpA........................    2,637       45,483
                                                    ----------
JAPAN -- 17.2%
Asahi Kasei Corp. ......................   15,967       81,498
Denki Kagaku Kogyo Kabushiki Kaisha.....   21,949       90,703
JFE Holdings, Inc. .....................    4,490      154,456
JSR Corp. ..............................    3,100       63,707
Kobe Steel, Ltd. (a)....................   36,916       64,732
Mitsubishi Chemical Holdings Corp. .....   11,000       45,826
Mitsubishi Materials Corp. (a)..........   16,000       44,318
Mitsubishi Rayon Co., Ltd. .............   18,000       61,920
Mitsui Chemicals, Inc. .................   12,000       42,888
Mitsui Mining & Smelting Co., Ltd. (a)..   26,933       69,186
Nippon Steel Corp. .....................   44,900      164,485
Nitto Denko Corp. ......................    1,995       61,275
Shin-Etsu Chemical Co., Ltd. ...........    2,893      178,359
Sumitomo Chemical Co., Ltd. ............   13,967       58,342
Sumitomo Metal Industries, Ltd. ........   32,933       81,289
Sumitomo Metal Mining Co., Ltd. ........    5,984       98,514
Taiheiyo Cement Corp. (a)...............   27,000       36,187
Teijin, Ltd. ...........................   19,949       62,386
Toray Industries, Inc. .................   13,967       84,861
Ube Industries, Ltd. ...................   16,000       42,174
                                                    ----------
TOTAL JAPAN.............................             1,587,106
                                                    ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
LUXEMBOURG -- 2.3%
ArcelorMittal...........................    5,652   $  211,082
NETHERLANDS -- 2.2%
Akzo Nobel NV...........................    2,110      130,569
Koninklijke DSM NV......................    1,850       77,203
                                                    ----------
TOTAL NETHERLANDS.......................               207,772
NORWAY -- 0.9%
Norsk Hydro ASA (a).....................    4,984       33,019
Yara International ASA..................    1,480       46,372
                                                    ----------
TOTAL NORWAY............................                79,391
PAPUA NEW GUINEA -- 0.6%
Lihir Gold, Ltd. (a)....................   22,058       54,508
PORTUGAL -- 0.6%
Semapa-Sociedade de Investimento e
  Gestao,
  SGPS, SA..............................    5,241       59,218
SINGAPORE -- 0.3%
Delong Holdings, Ltd. (a)...............    6,000        3,747
Jiutian Chemical Group, Ltd. (a)........  127,000       22,533
                                                    ----------
TOTAL SINGAPORE.........................                26,280
SOUTH KOREA -- 1.6%
POSCO ADR...............................    1,398      145,308
SPAIN -- 0.6%
Cementos Portland Valderrivas SA........    1,082       56,383
SWEDEN -- 1.3%
Boliden AB..............................    5,766       61,759
SSAB AB (Series A)......................    3,952       61,036
                                                    ----------
TOTAL SWEDEN............................               122,795
SWITZERLAND -- 5.4%
Givaudan SA.............................      188      140,776
Holcim, Ltd. (a)........................    1,632      111,825
Syngenta AG.............................      773      177,373
Xstrata PLC (a).........................    4,430       65,360
                                                    ----------
TOTAL SWITZERLAND.......................               495,334
UNITED KINGDOM -- 15.3%
Anglo American PLC (a)..................    9,286      295,992
Antofagasta PLC.........................    4,398       53,423
BHP Billiton PLC........................   15,115      412,895
Kazakhmys PLC...........................    1,422       24,426
Lonmin PLC (a)..........................    1,761       47,147
Randgold Resources, Ltd. ...............      971       67,958
Rio Tinto PLC...........................   11,197      477,873
Vedanta Resources PLC...................      951       28,929
                                                    ----------
TOTAL UNITED KINGDOM....................             1,408,643
                                                    ----------
TOTAL COMMON STOCKS --
  (Cost $9,876,446).....................             9,191,215
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Prime Money Market Fund
  (Cost $1,003).........................    1,003        1,003
                                                    ----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $9,877,449).....................             9,192,218
OTHER ASSETS AND
  LIABILITIES -- 0.3%...................                28,741
                                                    ----------
NET ASSETS -- 100.0%....................            $9,220,959
                                                    ==========





(a)  Non-income producing security.
(b)  Amount shown represents less than 0.05% of net assets.


ADR = American Depositary Receipt

See accompanying notes to financial statements.

     SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
     SCHEDULE OF INVESTMENTS
     SEPTEMBER 30, 2009
     ---------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----

COMMON STOCKS -- 99.9%
AUSTRALIA -- 1.5%
Computershare, Ltd. ....................   8,586   $    84,566
Iress Market Technology, Ltd. ..........  10,591        79,357
                                                   -----------
TOTAL AUSTRALIA.........................               163,923
                                                   -----------
BELGIUM -- 0.4%
BarCo. NV (a)...........................     956        41,642
                                                   -----------
CANADA -- 5.0%
CGI Group, Inc. (Class A) (a)...........   6,711        78,409
MacDonald, Dettwiler & Associates,
  Ltd. (a)..............................   1,200        35,151
Research In Motion, Ltd. (a)............   6,547       441,509
                                                   -----------
TOTAL CANADA............................               555,069
                                                   -----------
DENMARK -- 0.5%
SimCorp A/S.............................     261        53,449
                                                   -----------
FINLAND -- 7.4%
F-Secure Oyj............................  11,139        47,380
Nokia Oyj...............................  46,002       675,773
TietoEnator Oyj.........................   2,459        48,883
Vaisala Oyj (Class A)...................   1,429        51,906
                                                   -----------
TOTAL FINLAND...........................               823,942
                                                   -----------
FRANCE -- 3.7%
Alcatel-Lucent (a)......................  33,515       149,759
Atos Origin SA (a)......................     897        45,234
Cap Gemini SA...........................   2,211       115,683
Groupe Steria SCA.......................     654        23,230
Neopost SA..............................     538        48,230
UbiSoft Entertainment SA (a)............   1,202        22,735
                                                   -----------
TOTAL FRANCE............................               404,871
                                                   -----------
GERMANY -- 6.7%
Infineon Technologies AG (a)............  14,819        83,503
SAP AG..................................  10,945       532,424
Software AG.............................     262        22,212
United Internet AG (a)..................   3,102        46,747
Wincor Nixdorf AG.......................     817        52,557
                                                   -----------
TOTAL GERMANY...........................               737,443
                                                   -----------
HONG KONG -- 0.4%
ASM Pacific Technology, Ltd. ...........   6,100        43,251
                                                   -----------
IRELAND -- 1.2%
Accenture PLC Class A...................   3,500       130,445
                                                   -----------
JAPAN -- 39.8%
Advantest Corp. ........................   3,600       100,117
Alps Electric Co., Ltd. (a).............   4,500        26,034
Brother Industries, Ltd. ...............   4,300        51,676
Canon, Inc. ............................  14,900       604,088
Citizen Holdings Co., Ltd. .............   5,400        30,457
CSK Holdings Corp. (a)..................   2,900        10,980
Dainippon Screen Manufacturing Co.,
  Ltd. (a)..............................  11,000        41,771
Elpida Memory, Inc. (a).................   2,000        26,291
FUJIFILM Holdings Corp. ................   6,200       186,273
Fujitsu, Ltd. ..........................  27,000       177,015
Hirose Electric Co., Ltd. ..............     700        79,120
Hitachi High-Technologies Corp. ........   2,000        41,928
Hitachi, Ltd. (a).......................  38,000       117,139
Horiba, Ltd. ...........................   1,600        41,637
Hoya Corp. .............................   5,400       127,861
Ibiden Co., Ltd. .......................   2,300        85,799
IT Holdings Corp. ......................   2,300        31,828
Japan Digital Laboratory Co., Ltd. .....   3,800        53,731
Keyence Corp. ..........................     500       107,109
Konami Corp. ...........................   1,800        36,790
Konica Minolta Holdings, Inc. ..........   7,000        66,533
Kyocera Corp. ..........................   2,000       186,072
Mitsumi Electric Co., Ltd. .............   2,300        49,784
Murata Manufacturing Co., Ltd. .........   2,900       137,980
NEC Corp. (a)...........................  29,000        91,339
Nichicon Corp. .........................   2,000        25,621
Nidec Corp. ............................   1,400       113,989
Nintendo Co., Ltd. .....................   1,400       359,636
Nippon Electric Glass Co., Ltd. ........   7,000        64,031
Nomura Research Institute, Ltd. ........   2,300        54,844
NTT Data Corp. .........................      23        73,879
OBIC Co., Ltd. .........................     290        49,200
Oki Electric Industry Co., Ltd. (a).....  27,000        24,125
OMRON Corp. ............................   3,200        60,544
Ricoh Co., Ltd. ........................   7,000       102,262
Rohm Co., Ltd. .........................   1,600       112,224
Seiko Epson Corp. ......................   2,300        34,576
SUMCO Corp. ............................   2,500        56,961
TDK Corp. ..............................   1,800       104,339
Tokyo Electron, Ltd. ...................   2,300       147,194
Toshiba Corp. (a).......................  48,000       252,505
Trend Micro, Inc. ......................   1,000        37,415
Yahoo! Japan Corp. .....................     234        79,712
Yamatake Corp. .........................   1,600        36,098
Yaskawa Electric Corp. .................   7,000        50,662
Yokogawa Electric Corp. ................   5,900        52,387
                                                   -----------
TOTAL JAPAN.............................             4,401,556
                                                   -----------
NETHERLANDS -- 2.7%
ASM International NV (a)................   1,420        26,122
ASML Holding NV.........................   5,907       173,549
Gemalto NV (a)..........................   1,706        79,460
Oce NV..................................   3,278        21,197
                                                   -----------
TOTAL NETHERLANDS.......................               300,328
                                                   -----------
NORWAY -- 0.6%
Tandberg ASA............................   2,877        68,574
                                                   -----------
SINGAPORE -- 1.4%
Flextronics International, Ltd. (a).....  12,669        94,511
Venture Corp., Ltd. ....................   9,000        57,421
                                                   -----------
TOTAL SINGAPORE.........................               151,932
                                                   -----------
SOUTH KOREA -- 16.1%
LG Display Co., Ltd. ADR................  10,681       153,059
Samsung Electronics Co., Ltd. GDR (b)...   4,767     1,625,547
                                                   -----------
TOTAL SOUTH KOREA.......................             1,778,606
                                                   -----------
SPAIN -- 1.2%
Amper, SA...............................   3,613        40,136
Indra Sistemas SA.......................   3,890        96,890
                                                   -----------
TOTAL SPAIN.............................               137,026
                                                   -----------
SWEDEN -- 3.8%
Telefonaktiebolaget LM Ericsson
  (Class B).............................  41,882       419,248
                                                   -----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SWITZERLAND -- 2.9%
Logitech International SA (a)...........   2,749   $    50,044
STMicroelectronics NV (a)...............  12,426       117,606
Temenos Group AG (a)....................   1,389        32,528
Tyco Electronics, Ltd. .................   5,627       125,370
                                                   -----------
TOTAL SWITZERLAND.......................               325,548
UNITED KINGDOM -- 4.6%
ARM Holdings PLC........................  29,866        68,592
Autonomy Corp. PLC (a)..................   3,471        90,431
Aveva Group PLC.........................   1,695        24,900
Dimension Data Holdings PLC.............  50,272        50,774
Diploma PLC.............................  14,222        39,351
Logica PLC..............................  30,091        62,612
Misys PLC (a)...........................  16,658        55,042
Spectris PLC............................   3,213        36,305
The Sage Group PLC......................  21,224        79,227
                                                   -----------
TOTAL UNITED KINGDOM....................               507,234
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $11,043,514)....................            11,044,087
SHORT TERM INVESTMENTS -- 0.0% (C)
UNITED STATES -- 0.0% (C)
MONEY MARKET FUND -- 0.0% (C)
AIM Prime Money Market Fund
  (Cost $1,668).........................   1,668         1,668
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $11,045,182)....................            11,045,755
OTHER ASSETS AND
  LIABILITIES -- 0.1%...................                15,893
                                                   -----------
NET ASSETS -- 100.0%....................           $11,061,648
                                                   ===========





(a)  Non-income producing security.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 14.7% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)  Amount shown represents less than 0.05% of net assets.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

     SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
     SCHEDULE OF INVESTMENTS
     SEPTEMBER 30, 2009
     ---------------------------------------------------------------------------



SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AUSTRALIA -- 1.3%
Telstra Corp., Ltd. ....................   42,571   $  122,857
AUSTRIA -- 1.3%
Telekom Austria AG......................    6,528      117,557
BELGIUM -- 2.2%
Belgacom SA.............................    3,133      121,907
Mobistar SA.............................      592       40,921
Telenet Group Holding NV (a)............    1,718       45,302
                                                    ----------
TOTAL BELGIUM...........................               208,130
CANADA -- 5.3%
BCE, Inc. ..............................    4,377      107,981
Bell Aliant Regional Communications
  Income Fund...........................    1,095       28,556
Rogers Communications, Inc. ............    8,790      247,878
Telus Corp. ............................    2,554       79,404
Telus Corp. (non -- voting).............    1,095       35,238
                                                    ----------
TOTAL CANADA............................               499,057
FINLAND -- 0.6%
Elisa Oyj...............................    2,918       59,799
FRANCE -- 6.4%
France Telecom SA.......................   21,077      560,864
Iliad SA................................      356       40,068
                                                    ----------
TOTAL FRANCE............................               600,932
GERMANY -- 5.3%
Deutsche Telekom AG.....................   36,663      499,998
HONG KONG -- 0.1%
Hutchison Telecommunications
  International, Ltd. ..................   40,000        8,258
ITALY -- 4.9%
Telecom Italia SpA (b)..................  180,593      316,504
Telecom Italia SpA (b)..................  117,840      144,687
                                                    ----------
TOTAL ITALY.............................               461,191
JAPAN -- 14.3%
KDDI Corp. .............................       52      293,874
Nippon Telegraph & Telephone Corp. .....    8,300      385,637
NTT DoCoMo, Inc. .......................      243      389,191
Softbank Corp. .........................   12,700      279,858
                                                    ----------
TOTAL JAPAN.............................             1,348,560
LUXEMBOURG -- 1.2%
COLT Telecom Group SA (a)...............   12,013       22,806
Millicom International Cellular SA (a)..    1,270       92,380
                                                    ----------
TOTAL LUXEMBOURG........................               115,186
NETHERLANDS -- 4.7%
Koninklijke Royal KPN NV................   27,009      447,495
NEW ZEALAND -- 0.4%
Telecom Corporation of New
  Zealand, Ltd. ........................   17,618       33,901
NORWAY -- 1.8%
Telenor ASA (a).........................   14,814      170,804
PORTUGAL -- 2.0%
Portugal Telecom, SGPS SA...............   17,644      186,592
SINGAPORE -- 3.3%
Singapore Telecommunications, Ltd. .....  127,000      292,928
StarHub, Ltd. ..........................   14,000       21,560
                                                    ----------
TOTAL SINGAPORE.........................               314,488
SOUTH KOREA -- 2.3%
KT Corp. ADR............................    5,186       90,133
SK Telecom Co., Ltd. ADR................    7,119      124,226
                                                    ----------
TOTAL SOUTH KOREA.......................               214,359
SPAIN -- 16.9%
Telefonica SA...........................   57,871    1,594,945
SWEDEN -- 3.3%
Tele2 AB (Class B)......................    5,248       69,419
TeliaSonera AB..........................   36,859      241,410
                                                    ----------
TOTAL SWEDEN............................               310,829
SWITZERLAND -- 1.6%
Swisscom AG.............................      413      147,564
UNITED KINGDOM -- 20.6%
BT Group PLC............................  123,702      257,196
Cable & Wireless PLC....................   42,682       97,958
Inmarsat PLC............................    8,162       71,992
Vodafone Group PLC......................  677,624    1,519,429
                                                    ----------
TOTAL UNITED KINGDOM....................             1,946,575
                                                    ----------
TOTAL COMMON STOCKS --
  (Cost $9,563,192).....................             9,409,077
SHORT TERM INVESTMENTS -- 0.0% (C)
UNITED STATES -- 0.0% (C)
MONEY MARKET FUND -- 0.0% (C)
AIM Prime Money Market Fund
  (Cost $897)...........................      897          897
                                                    ----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $9,564,089).....................             9,409,974
OTHER ASSETS AND
  LIABILITIES -- 0.2%...................                21,791
                                                    ----------
NET ASSETS -- 100.0%....................            $9,431,765
                                                    ==========





(a)  Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)  Amount shown represents less than 0.05% of net assets.


ADR = American Depositary Receipt

See accompanying notes to financial statements.

     SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
     SCHEDULE OF INVESTMENTS
     SEPTEMBER 30, 2009
     ---------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----

COMMON STOCKS -- 99.3%
AUSTRALIA -- 2.1%
AGL Energy, Ltd. .......................   4,100   $   49,464
APA Group...............................  11,001       30,778
Envestra, Ltd. .........................  35,356       17,942
                                                   ----------
TOTAL AUSTRALIA.........................               98,184
AUSTRIA -- 0.7%
Oesterreichische
  Elektrizitaetswirtschafts AG..........     623       31,463
CANADA -- 2.3%
ATCO, Ltd. .............................     733       28,683
Fortis, Inc. ...........................   1,605       37,355
TransAlta Corp. ........................   1,811       36,851
                                                   ----------
TOTAL CANADA............................              102,889
FINLAND -- 1.7%
Fortum Oyj..............................   2,947       75,470
FRANCE -- 14.8%
Electricite de France...................   1,766      104,648
GDF Suez................................   9,541      423,194
Sechilienne SA..........................     313       13,314
Suez Environnement SA...................   1,432       32,674
Veolia Environnement....................   2,673      102,327
                                                   ----------
TOTAL FRANCE............................              676,157
GERMANY -- 18.0%
E.ON AG.................................  12,574      532,635
RWE AG..................................   3,104      287,971
                                                   ----------
TOTAL GERMANY...........................              820,606
HONG KONG -- 5.4%
CLP Holdings, Ltd. .....................  12,500       84,838
Hong Kong & China Gas Co., Ltd. ........  35,000       88,425
HongKong Electric Holdings, Ltd. .......  13,000       71,290
                                                   ----------
TOTAL HONG KONG.........................              244,553
ITALY -- 8.7%
A2A SpA.................................  13,472       26,446
Enel SpA................................  43,369      274,965
Hera SpA................................   7,327       17,811
Snam Rete Gas SpA.......................   7,242       35,197
Terna -- Rete Elettrica Nationale SpA...  11,302       44,026
                                                   ----------
TOTAL ITALY.............................              398,445
JAPAN -- 18.2%
Chubu Electric Power Co., Inc. .........   4,488      109,274
Electric Power Development Co., Ltd. ...   1,300       41,308
Hokuriku Electric Power Co. ............   1,394       35,576
Kyushu Electric Power Co., Inc. ........   3,392       77,095
Osaka Gas Co., Ltd. ....................  15,958       56,143
The Chugoku Electric Power Co., Inc. ...   1,987       43,808
The Kansai Electric Power Co., Inc. ....   4,998      121,133
The Tokyo Electric Power Co., Inc. .....   7,599      199,873
Tohoku Electric Power Co., Inc. ........   3,372       75,322
Tokyo Gas Co., Ltd. ....................  16,958       70,647
                                                   ----------
TOTAL JAPAN.............................              830,179
NEW ZEALAND -- 0.3%
Vector, Ltd. ...........................  11,862       16,218
PORTUGAL -- 1.4%
EDP -- Energias de Portugal SA..........  13,860       63,411
SPAIN -- 12.7%
Acciona SA..............................     204       27,731
EDP Renovaveis SA (a)...................   2,285       25,100
Enagas..................................   2,023       42,226
Gas Natural SDG SA......................   3,849       84,954
Iberdrola Renovables SA.................   6,025       29,591
Iberdrola SA............................  33,070      324,109
Red Electrica Corporacion SA............     904       46,209
                                                   ----------
TOTAL SPAIN.............................              579,920
SWITZERLAND -- 0.3%
BKW FMB Energie AG......................     153       13,256
UNITED KINGDOM -- 12.7%
Centrica PLC............................  35,522      142,939
Drax Group PLC..........................   2,651       19,991
International Power PLC.................  10,695       49,434
National Grid PLC.......................  17,037      164,579
Pennon Group PLC........................   3,054       23,230
Scottish & Southern Energy PLC..........   5,970      112,000
Severn Trent PLC........................   1,919       29,786
United Utilities Group PLC..............   4,828       35,257
                                                   ----------
TOTAL UNITED KINGDOM....................              577,216
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $5,687,775).....................            4,527,967
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Prime Money Market Fund
  (Cost $3,316).........................   3,316        3,316
                                                   ----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $5,691,091).....................            4,531,283
OTHER ASSETS AND
  LIABILITIES -- 0.6%...................               25,522
                                                   ----------
NET ASSETS -- 100.0%....................           $4,556,805
                                                   ==========





(a)  Non-income producing security.




See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                                             SPDR S&P
                                          SPDR DJ STOXX    SPDR DJ EURO   EMERGING ASIA   SPDR S&P CHINA
                                              50 ETF       STOXX 50 ETF    PACIFIC ETF         ETF
                                         --------------- --------------- --------------- ---------------
ASSETS
  Investments in unaffiliated issuers,
     at value * (Note 2)................   $ 56,153,986    $181,242,970    $437,210,911    $442,003,787
  Investments in affiliated issuers, at
     value (Note 2 and Note 3)..........      1,175,729       6,566,037      13,610,080      14,881,217
                                           ------------    ------------    ------------    ------------
     Total Investments..................     57,329,715     187,809,007     450,820,991     456,885,004
  Foreign currency, at value............         47,814         171,289       1,384,438       3,409,394
  Cash..................................             --              --              --              --
  Margin deposit on futures**...........             --              --              --              --
  Receivable for investments sold.......        139,503         722,387              --              --
  Receivable for Fund shares sold in-
     kind...............................             --              --              --              --
  Receivable for foreign taxes
     recoverable........................        143,677         180,689           2,453              --
  Dividends receivable..................        123,626          35,838         440,305         762,065
                                           ------------    ------------    ------------    ------------
       TOTAL ASSETS.....................     57,784,335     188,919,210     452,648,187     461,056,463
                                           ------------    ------------    ------------    ------------
LIABILITIES
  Payable upon return of securities
     loaned.............................      1,175,729       6,566,037      13,610,080      14,881,217
  Accrued advisory fee (Note 3).........         38,437         124,578         598,204         635,418
  Payable for investments purchased.....         55,402         304,832              --              --
  Due to custodian......................             --              --         154,421              --
  Payable for Fund shares repurchased
     in-kind............................             --              --              --              --
  Accrued trustees fees (Note 3)........            423           1,092           1,176           1,115
  Deferred foreign taxes payable........             --              --       1,518,007              --
  Other liabilities.....................            180             379              --              --
                                           ------------    ------------    ------------    ------------
       TOTAL LIABILITIES................      1,270,171       6,996,918      15,881,888      15,517,750
                                           ------------    ------------    ------------    ------------
       NET ASSETS.......................   $ 56,514,164    $181,922,292    $436,766,299    $445,538,713
                                           ============    ============    ============    ============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............   $ 87,130,647    $263,237,287    $405,091,141    $419,966,125
  Undistributed (distribution in excess
     of) net investment income..........        578,837            (379)      3,356,953       1,336,727
  Accumulated net realized gain (loss)
     on investments, foreign currency
     transactions and futures...........    (12,322,360)    (24,703,670)     (7,075,314)     (6,199,821)
  Net unrealized appreciation
     (depreciation) on:
     Investments (net of deferred
       foreign taxes of $0, $0,
       $1,518,007, $0, $162,986, $0, $0,
       $0, $0, $0, $0, $0,
       respectively)....................    (18,877,048)    (56,621,085)     35,385,052      30,433,440
     Foreign currency related
       transactions.....................          4,088          10,139           8,467           2,242
     Futures............................             --              --              --              --
                                           ------------    ------------    ------------    ------------
       NET ASSETS.......................   $ 56,514,164    $181,922,292    $436,766,299    $445,538,713
                                           ============    ============    ============    ============
NET ASSETS VALUE PER SHARE
  Net asset value per share.............   $      35.31    $      41.34    $      69.33    $      66.50
                                           ============    ============    ============    ============
  Shares outstanding (unlimited amount
     authorized,
     $0.01 par value)...................      1,600,365       4,400,958       6,300,000       6,700,000
                                           ============    ============    ============    ============
COST OF INVESTMENTS:
  Unaffiliated issuers..................   $ 75,031,034    $237,864,055    $400,307,852    $411,570,347
  Affiliated issuers....................      1,175,729       6,566,037      13,610,080      14,881,217
                                           ------------    ------------    ------------    ------------
  Total cost of investments.............   $ 76,206,763    $244,430,092    $413,917,932    $426,451,564
                                           ============    ============    ============    ============
  Foreign currency, at cost.............   $     48,038    $    171,928    $  1,377,777    $  3,407,436
                                           ============    ============    ============    ============





*    Includes $1,091,810, $6,119,398, $13,340,682, $14,474,434, $8,704,684,
     $27,111,586, $3,928,943, $28,563,531, $1,209,378, $9,958,903, $46,137,028,
     $132,676,239, respectively, of investments in securities on loan, at value.
**   Represents the initial margin deposit.




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                    SPDR S&P
    SPDR S&P                        SPDR S&P        SPDR S&P    EMERGING MIDDLE                     SPDR S&P     SPDR DOW JONES
    EMERGING     SPDR S&P BRIC  EMERGING EUROPE  EMERGING LATIN  EAST & AFRICA   SPDR S&P WORLD  INTERNATIONAL   INTERNATIONAL
  MARKETS ETF        40 ETF           ETF         AMERICA ETF         ETF          EX-US ETF     SMALL CAP ETF  REAL ESTATE ETF
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $ 91,946,972    $339,761,425    $137,625,182    $132,538,723    $128,111,985    $84,529,507     $505,436,036   $  936,376,432
     8,846,869      27,324,270       4,106,680      29,060,715       1,222,307     10,410,707       48,381,934      139,519,285
  ------------    ------------    ------------    ------------    ------------    -----------     ------------   --------------
   100,793,841     367,085,695     141,731,862     161,599,438     129,334,292     94,940,214      553,817,970    1,075,895,717
     1,966,182         658,816         197,104         196,501       1,135,159        191,078        1,399,731          390,947
            --              --              --              --              --             --               --               --
       644,915              --              --              --              --             --               --               --
            --              --              --              --              --             --          578,832               --
            --              --       7,884,971              --              --             --       10,064,269        3,529,477
         1,133              --          12,079              --              --         31,871           97,141          453,299
       127,311         770,736         301,266         261,589         166,244        203,005        1,562,435        3,284,408
  ------------    ------------    ------------    ------------    ------------    -----------     ------------   --------------
   103,533,382     368,515,247     150,127,282     162,057,528     130,635,695     95,366,168      567,520,378    1,083,553,848
  ------------    ------------    ------------    ------------    ------------    -----------     ------------   --------------

     8,846,869      27,324,270       4,106,680      29,060,715       1,222,307     10,410,707       48,381,934      139,519,285
       128,337         377,570         148,137         152,872         180,387         68,769          590,627        1,157,372
             8              --       1,236,819              --              --             --          157,882               --
            --              --              --              --              --             --               --               --
            --              --       6,660,115              --              --             --        9,354,512        3,536,916
           343           1,024             279             404             765            357            2,334            4,129
       162,986              --              --              --              --             --               --               --
            --              --              --              --              --             --               --           71,371
  ------------    ------------    ------------    ------------    ------------    -----------     ------------   --------------
     9,138,543      27,702,864      12,152,030      29,213,991       1,403,459     10,479,833       58,487,289      144,289,073
  ------------    ------------    ------------    ------------    ------------    -----------     ------------   --------------
  $ 94,394,839    $340,812,383    $137,975,252    $132,843,537    $129,232,236    $84,886,335     $509,033,089   $  939,264,775
  ============    ============    ============    ============    ============    ===========     ============   ==============

  $ 85,932,835    $395,876,526    $171,911,396    $145,763,630    $157,998,798    $80,369,544     $606,059,782   $1,460,617,415
       493,959         626,802          (4,908)        337,166         776,868        342,715        2,529,000       (2,863,800)
      (663,000)    (38,529,311)    (20,584,804)     (9,053,901)    (13,463,840)    (2,949,320)     (30,080,733)    (273,120,417)
     8,428,209     (17,161,795)    (13,336,236)     (4,206,049)    (16,089,150)     7,117,928      (69,515,322)    (245,360,897)
        60,869             161         (10,196)          2,691           9,560          5,468           40,362           (7,526)
       141,967              --              --              --              --             --               --               --
  ------------    ------------    ------------    ------------    ------------    -----------     ------------   --------------
  $ 94,394,839    $340,812,383    $137,975,252    $132,843,537    $129,232,236    $84,886,335     $509,033,089   $  939,264,775
  ============    ============    ============    ============    ============    ===========     ============   ==============

  $      59.00    $      23.03    $      39.42    $      69.92    $      58.74    $     23.58     $      25.45   $        35.53
  ============    ============    ============    ============    ============    ===========     ============   ==============
     1,600,000      14,800,000       3,500,000       1,900,000       2,200,000      3,600,000       20,000,000       26,433,372
  ============    ============    ============    ============    ============    ===========     ============   ==============

  $ 83,365,377    $356,923,220    $150,961,418    $136,744,772    $144,201,135    $77,411,579     $574,951,358   $1,181,737,329
     8,846,869      27,324,270       4,106,680      29,060,715       1,222,307     10,410,707       48,381,934      139,519,285
  ------------    ------------    ------------    ------------    ------------    -----------     ------------   --------------
  $ 92,212,246    $384,247,490    $155,068,098    $165,805,487    $145,423,442    $87,822,286     $623,333,292   $1,321,256,614
  ============    ============    ============    ============    ============    ===========     ============   ==============
  $  1,906,786    $    658,800    $    199,744    $    198,415    $  1,123,693    $   188,746     $  1,371,800   $      387,142
  ============    ============    ============    ============    ============    ===========     ============   ==============


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                               SPDR
                                          FTSE/MACQUARIE                                       SPDR
                                              GLOBAL                           SPDR       RUSSELL/NOMURA
                                          INFRASTRUCTURE  SPDR MSCI ACWI  RUSSELL/NOMURA SMALL CAP JAPAN
                                             100 ETF        EX-US ETF    PRIME JAPAN ETF       ETF
                                         --------------- --------------- --------------- ---------------
ASSETS
  Investments in unaffiliated issuers,
     at value* (Note 2).................   $ 66,830,632    $308,634,786    $15,241,390     $ 84,281,887
  Investments in affiliated issuers, at
     value (Note 2 and Note 3)..........     11,290,328      40,247,976      4,252,555       23,849,980
                                           ------------    ------------    -----------     ------------
     Total Investments..................     78,120,960     348,882,762     19,493,945      108,131,867
  Foreign currency, at value............        158,315         673,378         40,048          446,271
  Cash..................................             --              --             --               --
  Margin deposit on futures**...........             --              --             --               --
  Receivable for investments sold.......             --              --             --               --
  Receivable for Fund shares sold in-
     kind...............................             --              --             --        1,998,597
  Receivable for foreign taxes
     recoverable........................         30,612         157,243             --               --
  Dividends receivable..................        178,081         699,055        100,673          457,192
                                           ------------    ------------    -----------     ------------
       TOTAL ASSETS.....................     78,487,968     350,412,438     19,634,666      111,033,927
                                           ------------    ------------    -----------     ------------
LIABILITIES
  Payable upon return of securities
     loaned.............................     11,290,328      40,247,976      4,252,555       23,849,980
  Accrued advisory fee (Note 3).........         98,233         232,880         18,858           98,912
  Payable for investments purchased.....             --              --             --               --
  Due to custodian......................             --              --             --               --
  Payable for Fund shares repurchased
     in-kind............................             --              --             --        2,003,498
  Accrued trustees fees (Note 3)........            531           1,768            123              597
  Deferred foreign taxes payable........             --          28,605             --               --
  Other liabilities.....................             --              --             --               --
                                           ------------    ------------    -----------     ------------
       TOTAL LIABILITIES................     11,389,092      40,511,229      4,271,536       25,952,987
                                           ------------    ------------    -----------     ------------
       NET ASSETS.......................   $ 67,098,876    $309,901,209    $15,363,130     $ 85,080,940
                                           ============    ============    ===========     ============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............   $ 92,005,582    $390,171,287    $20,881,939     $104,408,493
  Undistributed (distribution in excess
     of) net investment income..........        671,861       1,576,835        119,062          580,981
  Accumulated net realized gain (loss)
     on investments, foreign currency
     transactions and futures...........     (3,986,633)    (43,289,970)    (1,021,687)      (6,370,732)
  Net unrealized appreciation
     (depreciation) on:
  Investments (net of deferred foreign
     taxes of $0, $28,605, $0, $0, $0,
     $0, $175,255, $0, $0, $0, $0, $0,
     respectively)......................    (21,591,687)    (38,564,085)    (4,617,941)     (13,568,163)
     Foreign currency related
       transactions.....................           (247)          7,142          1,757           30,361
     Futures............................             --              --             --               --
                                           ------------    ------------    -----------     ------------
       NET ASSETS.......................   $ 67,098,876    $309,901,209    $15,363,130     $ 85,080,940
                                           ============    ============    ===========     ============
NET ASSETS VALUE PER SHARE
  Net asset value per share.............   $      41.94    $      30.38    $     38.41     $      40.51
                                           ============    ============    ===========     ============
  Shares outstanding (unlimited amount
     authorized,
     $0.01 par value)...................      1,600,000      10,200,000        400,000        2,100,075
                                           ============    ============    ===========     ============
COST OF INVESTMENTS:
  Unaffiliated issuers..................   $ 88,422,319    $347,170,266    $19,859,331     $ 97,850,050
  Affiliated issuers....................     11,290,328      40,247,976      4,252,555       23,849,980
                                           ------------    ------------    -----------     ------------
  Total cost of investments.............   $ 99,712,647    $387,418,242    $24,111,886     $121,700,030
                                           ============    ============    ===========     ============
  Foreign currency, at cost.............   $    159,535    $    673,251    $    38,920     $    419,686
                                           ============    ============    ===========     ============





*    Includes $10,900,296, $38,754,484, $4,061,987, $22,764,914, $8,014,058,
     $3,650,234, $129,522, $3,793,761, $0, $0, $0, $0, respectively, of investments in securities on loan, at value.
**   Represents the initial margin deposit.




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                    SPDR S&P        SPDR S&P
                                    SPDR S&P                     INTERNATIONAL   INTERNATIONAL      SPDR S&P        SPDR S&P
    SPDR S&P        SPDR S&P        EMERGING     SPDR DOW JONES     CONSUMER        CONSUMER     INTERNATIONAL   INTERNATIONAL
 INTERNATIONAL   INTERNATIONAL   MARKETS SMALL    GLOBAL REAL    DISCRETIONARY   STAPLES SECTOR  ENERGY SECTOR     FINANCIAL
  DIVIDEND ETF    MID CAP ETF       CAP ETF        ESTATE ETF      SECTOR ETF         ETF             ETF          SECTOR ETF
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $125,335,844    $21,523,941     $62,700,257     $80,851,417      $4,805,152      $5,225,437     $ 6,362,494      $5,344,512
     8,350,180      3,818,689         139,177       3,991,795              --              --              --              --
  ------------    -----------     -----------     -----------      ----------      ----------     -----------      ----------
   133,686,024     25,342,630      62,839,434      84,843,212       4,805,152       5,225,437       6,362,494       5,344,512
       185,771        164,015         519,380          78,890          13,082          13,445           4,517          11,382
            --             --       1,500,000              --              --              --              --              --
            --             --         205,655              --              --              --              --              --
     1,034,840             --              --              --              --              --              --              --
     5,222,692             --       4,385,510       6,235,022              --              --              --       1,064,853
        17,662          4,361             120           6,319           1,084           6,043           1,230           1,594
       233,842         51,665          36,743         227,227          10,655          23,635           6,851          11,364
  ------------    -----------     -----------     -----------      ----------      ----------     -----------      ----------
   140,380,831     25,562,671      69,486,842      91,390,670       4,829,973       5,268,560       6,375,092       6,433,705
  ------------    -----------     -----------     -----------      ----------      ----------     -----------      ----------

     8,350,180      3,818,689         139,177       3,991,795              --              --              --              --
        96,009         22,347          73,194          73,376           5,686           6,213           6,275           4,881
       288,478          6,081       1,762,127              --              --              --              --              --
       363,741             --              --              --              --              --              --              --
     5,230,404             --       1,663,417       6,249,536              --              --              --       1,080,338
           255             52              47             177              29              34              32              24
            --             --         175,255              --              --              --              --              --
        14,347             --              --              --              --              --              --              --
  ------------    -----------     -----------     -----------      ----------      ----------     -----------      ----------
    14,343,414      3,847,169       3,813,217      10,314,884           5,715           6,247           6,307       1,085,243
  ------------    -----------     -----------     -----------      ----------      ----------     -----------      ----------
  $126,037,417    $21,715,502     $65,673,625     $81,075,786      $4,824,258      $5,262,313     $ 6,368,785      $5,348,462
  ============    ===========     ===========     ===========      ==========      ==========     ===========      ==========

  $128,686,656    $19,400,396     $59,591,194     $74,005,337      $5,108,000      $5,493,979     $ 7,587,021      $5,968,186
       (91,206)       102,532          54,006        (580,669)         13,245           8,845            (138)          7,449
   (20,486,552)         7,600         572,054      (6,100,290)        (26,495)       (114,644)       (123,762)       (635,260)
    17,918,555      2,204,242       5,395,766      13,749,871        (271,321)       (127,202)     (1,094,517)          7,568
         9,964            732            (160)          1,537             829           1,335             181             519
            --             --          60,765              --              --              --              --              --
  ------------    -----------     -----------     -----------      ----------      ----------     -----------      ----------
  $126,037,417    $21,715,502     $65,673,625     $81,075,786      $4,824,258      $5,262,313     $ 6,368,785      $5,348,462
  ============    ===========     ===========     ===========      ==========      ==========     ===========      ==========

  $      52.49    $     27.14     $     43.78     $     31.18      $    24.12      $    26.31     $     25.48      $    21.39
  ============    ===========     ===========     ===========      ==========      ==========     ===========      ==========
     2,401,053        800,000       1,500,000       2,600,000         200,000         200,000         250,000         250,000
  ============    ===========     ===========     ===========      ==========      ==========     ===========      ==========

  $107,417,289    $19,319,699     $57,129,236      67,101,546      $5,076,473      $5,352,639     $ 7,457,011      $5,336,944
     8,350,180      3,818,689         139,177       3,991,795              --              --              --              --
  ------------    -----------     -----------     -----------      ----------      ----------     -----------      ----------
  $115,767,469    $23,138,388     $57,268,413      71,093,341      $5,076,473      $5,352,639     $ 7,457,011      $5,336,944
  ============    ===========     ===========     ===========      ==========      ==========     ===========      ==========
  $    182,293    $   163,748     $   520,237     $    78,980      $   12,457      $   12,932     $     4,467      $   11,139
  ============    ===========     ===========     ===========      ==========      ==========     ===========      ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                SPDR S&P           SPDR S&P           SPDR S&P
                                             INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                              HEALTH CARE         INDUSTRIAL         MATERIALS
                                               SECTOR ETF         SECTOR ETF         SECTOR ETF
                                            ---------------    ---------------    ---------------
ASSETS
  Investments in unaffiliated issuers,
     at value (Note 2)..................       $5,603,051         $4,550,558        $ 9,192,218
  Investments in affiliated issuers, at
     value (Note 2 and Note 3)..........               --                 --                 --
                                               ----------         ----------        -----------
     Total Investments..................        5,603,051          4,550,558          9,192,218
  Foreign currency, at value............           73,525             96,167             27,280
  Cash..................................               --                 --                 --
  Margin deposit on futures*............               --                 --                 --
  Receivable for investments sold.......               --                 --                 --
  Receivable for Fund shares sold in-
     kind...............................               --                 --                 --
  Receivable for foreign taxes
     recoverable........................            9,293              2,642              3,882
  Dividends receivable..................           21,510              8,731              8,860
                                               ----------         ----------        -----------
       TOTAL ASSETS.....................        5,707,379          4,658,098          9,232,240
                                               ----------         ----------        -----------
LIABILITIES
  Payable upon return of securities
     loaned.............................               --                 --                 --
  Accrued advisory fee (Note 3).........            6,671              5,383             11,252
  Payable for investments purchased.....               --                 --                 --
  Due to custodian......................               --                 --                 --
  Payable for Fund shares repurchased
     in-kind............................               --                 --                 --
  Accrued trustees fees (Note 3)........               39                 28                 29
  Deferred foreign taxes payable........               --                 --                 --
  Other liabilities.....................               --                 --                 --
                                               ----------         ----------        -----------
       TOTAL LIABILITIES................            6,710              5,411             11,281
                                               ----------         ----------        -----------
       NET ASSETS.......................       $5,700,669         $4,652,687        $ 9,220,959
                                               ==========         ==========        ===========
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............       $6,246,000         $5,492,899        $10,140,105
  Undistributed (distribution in excess
     of) net investment income..........           13,624                 --                 --
  Accumulated net realized gain (loss)
     on investments, foreign currency
     transactions and futures...........          (73,031)           (54,627)          (234,742)
  Net unrealized appreciation
     (depreciation) on:
     Investments........................         (490,521)          (787,765)          (685,231)
     Foreign currency related
       transactions.....................            4,597              2,180                827
     Futures............................               --                 --                 --
                                               ----------         ----------        -----------
       NET ASSETS.......................       $5,700,669         $4,652,687        $ 9,220,959
                                               ==========         ==========        ===========
NET ASSETS VALUE PER SHARE
  Net asset value per share.............       $    28.50         $    23.26        $     23.05
                                               ==========         ==========        ===========
  Shares outstanding (unlimited amount
     authorized,
     $0.01 par value)...................          200,000            200,000            400,000
                                               ==========         ==========        ===========
COST OF INVESTMENTS:
  Unaffiliated issuers..................       $6,093,572         $5,338,323        $ 9,877,449
  Affiliated issuers....................               --                 --                 --
                                               ----------         ----------        -----------
  Total cost of investments.............       $6,093,572         $5,338,323        $ 9,877,449
                                               ==========         ==========        ===========
  Foreign currency, at cost.............       $   69,865         $   94,250        $    26,847
                                               ==========         ==========        ===========





 *   Represents the initial margin deposit.




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       SPDR S&P
    SPDR S&P        INTERNATIONAL         SPDR S&P
 INTERNATIONAL      TELECOMMUNICA-     INTERNATIONAL
   TECHNOLOGY        TIONS SECTOR        UTILITIES
   SECTOR ETF            ETF             SECTOR ETF
---------------    ---------------    ---------------
  $11,045,755         $9,409,974        $ 4,531,283
           --                 --                 --
  -----------         ----------        -----------
   11,045,755          9,409,974          4,531,283
        3,242              7,980             10,633
           --                 --                 --
           --                 --                 --
           --                 --                 --
           --                 --                 --
          599              1,107              6,110
       22,612             20,979             14,162
  -----------         ----------        -----------
   11,072,208          9,440,040          4,562,188
  -----------         ----------        -----------

           --                 --                 --
       10,534              8,242              5,349
           --                 --                 --
           --                 --                 --
           --                 --                 --
           26                 33                 34
           --                 --                 --
           --                 --                 --
  -----------         ----------        -----------
       10,560              8,275              5,383
  -----------         ----------        -----------
  $11,061,648         $9,431,765        $ 4,556,805
  ===========         ==========        ===========

  $11,067,915         $9,672,656        $ 5,888,963
       18,900             12,787                 --
      (25,991)           (99,988)          (173,084)
          573           (154,115)        (1,159,808)
          251                425                734
           --                 --                 --
  -----------         ----------        -----------
  $11,061,648         $9,431,765        $ 4,556,805
  ===========         ==========        ===========

  $     24.58         $    23.58        $     22.78
  ===========         ==========        ===========
      450,000            400,000            200,000
  ===========         ==========        ===========

  $11,045,182         $9,564,089        $ 5,691,091
           --                 --                 --
  -----------         ----------        -----------
  $11,045,182         $9,564,089        $ 5,691,091
  ===========         ==========        ===========
  $     3,112         $    7,738        $    10,424
  ===========         ==========        ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


                                                            SPDR DJ       SPDR S&P
                                             SPDR DJ         EURO         EMERGING
                                            STOXX 50       STOXX 50     ASIA PACIFIC     SPDR S&P
                                               ETF            ETF            ETF         CHINA ETF
                                          ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividends (Note 2)....................  $  2,332,884   $  6,393,560    $ 7,724,342   $  7,328,715
  Affiliated securities lending -- net
     (Note 2 and Note 3)................        53,037        287,952         72,031         96,873
  Interest (Note 2).....................            30            958          1,787            201
  Foreign taxes withheld................      (219,869)      (948,778)    (1,102,318)      (651,989)
                                          ------------   ------------    -----------   ------------
  TOTAL INVESTMENT INCOME...............     2,166,082      5,733,692      6,695,842      6,773,800
                                          ------------   ------------    -----------   ------------
EXPENSES
  Advisory fee (Note 3).................       148,567        419,666      1,387,383      1,418,719
  Trustee fees and expenses (Note 3)....         1,761          4,700          5,317          5,079
  Miscellaneous expenses................             2              5          6,070             72
                                          ------------   ------------    -----------   ------------
  TOTAL EXPENSES BEFORE WAIVERS.........       150,330        424,371      1,398,770      1,423,870
                                          ------------   ------------    -----------   ------------
  Expenses waived by Adviser (Note 3)...            --             --             --             --
                                          ------------   ------------    -----------   ------------
  TOTAL EXPENSES........................       150,330        424,371      1,398,770      1,423,870
                                          ------------   ------------    -----------   ------------
  NET INVESTMENT INCOME (LOSS)..........     2,015,752      5,309,321      5,297,072      5,349,930
                                          ------------   ------------    -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investments and foreign currency
       transactions (Note 6)............   (12,958,296)   (67,338,032)       586,819      2,444,780
     Futures............................            --             --       (189,614)            --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments (net of deferred
       foreign taxes of $0, $0,
       $1,518,007, $0, $162,986, $0, $0,
       $0, $0, $0, respectively)........     7,880,080     43,666,397     86,023,394     95,339,929
     Foreign currency transactions......        21,601         41,611         13,629          1,921
     Futures............................            --             --             --             --
                                          ------------   ------------    -----------   ------------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS, FOREIGN
     CURRENCY TRANSACTIONS, AND
     FUTURES............................    (5,056,615)   (23,630,024)    86,434,228     97,786,630
                                          ------------   ------------    -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $ (3,040,863)  $(18,320,703)   $91,731,300   $103,136,560
                                          ============   ============    ===========   ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                        SPDR S&P       SPDR S&P
        SPDR S&P                        SPDR S&P        EMERGING       EMERGING
        EMERGING        SPDR S&P        EMERGING         LATIN        MIDDLE EAST      SPDR S&P
         MARKETS         BRIC 40         EUROPE         AMERICA        & AFRICA      WORLD EX-US
           ETF             ETF             ETF            ETF             ETF            ETF
        --------      ------------    ------------    -----------    ------------    -----------

       $ 1,724,841    $  5,784,305    $  1,450,599    $ 2,035,665    $  3,763,394    $ 1,996,617
            46,573         117,925          55,548        107,267          14,926         96,102
               899               7              --             --           4,121            132
          (188,811)       (611,707)       (224,724)      (188,800)       (159,091)      (187,096)
       -----------    ------------    ------------    -----------    ------------    -----------
         1,583,502       5,290,530       1,281,423      1,954,132       3,623,350      1,905,755
       -----------    ------------    ------------    -----------    ------------    -----------

           336,474         931,879         336,644        402,888         599,285        193,246
             1,433           4,688           1,349          1,785           3,287          1,459
               388             437             767          1,307              --             --
       -----------    ------------    ------------    -----------    ------------    -----------
           338,295         937,004         338,760        405,980         602,572        194,705
       -----------    ------------    ------------    -----------    ------------    -----------
               --          (44,529)             --             --              --             --
       -----------    ------------    ------------    -----------    ------------    -----------
           338,295         892,475         338,760        405,980         602,572        194,705
       -----------    ------------    ------------    -----------    ------------    -----------
         1,245,207       4,398,055         942,663      1,548,152       3,020,778      1,711,050
       -----------    ------------    ------------    -----------    ------------    -----------


          (264,397)    (41,750,849)    (27,633,495)    (6,562,270)    (22,202,027)    (1,488,887)
         1,147,722              --              --             --              --             --


        20,753,720      81,472,268      29,129,189     22,575,401      24,518,352     14,536,169
           116,845            (170)         45,364         10,831          88,807         11,515
           283,512              --              --             --              --             --
       -----------    ------------    ------------    -----------    ------------    -----------


        22,037,402      39,721,249       1,541,058     16,023,962       2,405,132     13,058,797
       -----------    ------------    ------------    -----------    ------------    -----------

       $23,282,609    $ 44,119,304    $  2,483,721     17,572,114    $  5,425,910    $14,769,847
       ===========    ============    ============    ===========    ============    ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                             SPDR DOW          SPDR
                                             SPDR S&P         JONES       FTSE/MACQUARIE
                                          INTERNATIONAL   INTERNATIONAL       GLOBAL         SPDR MSCI
                                            SMALL CAP      REAL ESTATE    INFRASTRUCTURE    ACWI EX-US
                                               ETF             ETF            100 ETF           ETF
                                          -------------   -------------   --------------   ------------
INVESTMENT INCOME
  Dividends (Note 2)....................   $  9,058,218   $  33,619,367     $ 3,122,554    $  8,014,039
  Affiliated securities lending -- net
     (Note 2 and Note 3)................        721,038       1,481,679         160,625         397,850
  Interest (Note 2).....................             28              --              --              --
  Foreign taxes withheld................       (666,746)     (3,262,371)       (236,733)       (723,073)
                                           ------------   -------------     -----------    ------------
  TOTAL INVESTMENT INCOME...............      9,112,538      31,838,675       3,046,446       7,688,816
                                           ------------   -------------     -----------    ------------
EXPENSES
  Advisory fee (Note 3).................      1,871,250       3,453,477         378,191         785,407
  Trustee fees and expenses (Note 3)....          9,880          18,024           2,196           7,242
  Miscellaneous expenses................          1,155           3,463             237           1,316
                                           ------------   -------------     -----------    ------------
  TOTAL EXPENSES........................      1,882,285       3,474,964         380,624         793,965
                                           ------------   -------------     -----------    ------------
  NET INVESTMENT INCOME (LOSS)..........      7,230,253      28,363,711       2,665,822       6,894,851
                                           ------------   -------------     -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investments and foreign currency
       transactions (Note 6)............    (25,350,032)   (270,907,310)     (4,208,862)    (49,427,689)
     Futures............................             --              --              --              --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments (net of deferred
       foreign taxes of $0, $0, $0,
       $28,605, $0, $0, $0, $0,
       $175,255, $0, respectively)......     54,397,423     232,595,202      (3,256,532)     64,339,284
     Foreign currency transactions......        235,879          44,774           5,550          95,042
     Futures............................             --              --              --              --
                                           ------------   -------------     -----------    ------------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS, FOREIGN
     CURRENCY TRANSACTIONS, AND
     FUTURES............................     29,283,270     (38,267,334)     (7,459,844)     15,006,637
                                           ------------   -------------     -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $ 36,513,523   $  (9,903,623)    $(4,794,022)   $ 21,901,488
                                           ============   =============     ===========    ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             SPDR                                            SPDR S&P
           SPDR         RUSSELL/NOMURA       SPDR S&P         SPDR S&P       EMERGING       SPDR DOW
      RUSSELL/NOMURA         SMALL        INTERNATIONAL    INTERNATIONAL      MARKETS     JONES GLOBAL
           PRIME           CAP JAPAN         DIVIDEND         MID CAP        SMALL CAP     REAL ESTATE
         JAPAN ETF            ETF              ETF              ETF             ETF            ETF
      --------------    --------------    -------------    -------------    ----------    ------------

        $   260,025       $ 1,403,218      $  2,970,277      $  334,703     $  554,961     $ 1,885,340
             27,515           304,865           182,954          18,676          2,093          35,007
                --                 --                --              76            112              --
            (18,188)          (98,068)         (347,235)        (22,901)       (72,613)       (106,518)
        -----------       -----------      ------------      ----------     ----------     -----------
            269,352         1,610,015         2,805,996         330,554        484,553       1,813,829
        -----------       -----------      ------------      ----------     ----------     -----------

             73,627           385,311           220,884          49,209        121,927         169,810
                519             2,392             1,126             231            283             752
                120                35             5,959              --            959              40
        -----------       -----------      ------------      ----------     ----------     -----------
             74,266           387,738           227,969          49,440        123,169         170,602
        -----------       -----------      ------------      ----------     ----------     -----------
            195,086         1,222,277         2,578,027         281,114        361,384       1,643,227
        -----------       -----------      ------------      ----------     ----------     -----------



         (4,213,911)       (9,931,441)      (13,626,670)        396,765      1,411,873      (6,011,005)
                --                 --                --              --       (219,575)             --


          2,756,684        17,755,654        27,901,345       3,745,042      7,573,253      15,499,038
                492            28,043            22,103           6,279          6,860           1,542
                --                 --                --              --         70,845              --
        -----------       -----------      ------------      ----------     ----------     -----------


         (1,456,735)        7,852,256        14,296,778       4,148,086      8,843,256       9,489,575
        -----------       -----------      ------------      ----------     ----------     -----------

        $(1,261,649)      $ 9,074,533      $ 16,874,805      $4,429,200     $9,204,640     $11,132,802
        ===========       ===========      ============      ==========     ==========     ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                             SPDR S&P        SPDR S&P
                                          INTERNATIONAL   INTERNATIONAL      SPDR S&P        SPDR S&P
                                             CONSUMER        CONSUMER     INTERNATIONAL   INTERNATIONAL
                                          DISCRETIONARY      STAPLES          ENERGY        FINANCIAL
                                            SECTOR ETF      SECTOR ETF      SECTOR ETF      SECTOR ETF
                                          -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividends (Note 2)                         $112,757       $ 146,492       $ 194,673       $ 117,554
  Affiliated securities lending -- net
     (Note 2 and Note 3)................           --              --              --              --
  Interest (Note 2).....................           --              --              --              --
  Foreign taxes withheld................       (8,269)        (10,881)        (19,547)        (10,522)
                                             --------       ---------       ---------       ---------
  TOTAL INVESTMENT INCOME...............      104,488         135,611         175,126         107,032
                                             --------       ---------       ---------       ---------
EXPENSES
  Advisory fee (Note 3).................       19,159          21,971          21,140          15,795
  Trustee fees and expenses (Note 3)....          122             143             133             100
  Miscellaneous expenses................           --              21              --              54
                                             --------       ---------       ---------       ---------
  TOTAL EXPENSES........................       19,281          22,135          21,273          15,949
                                             --------       ---------       ---------       ---------
  NET INVESTMENT INCOME (LOSS)..........       85,207         113,476         153,853          91,083
                                             --------       ---------       ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investments and foreign currency
       transactions (Note 6)............      (25,533)       (112,708)       (126,522)       (630,368)
  Net change in unrealized appreciation
     (depreciation) on:
     Investments........................      379,742         211,435         217,694         616,934
     Foreign currency transactions......          904           2,491          (2,541)          1,316
                                             --------       ---------       ---------       ---------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS..............      355,113         101,218          88,631         (12,118)
                                             --------       ---------       ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $440,320       $ 214,694       $ 242,484       $  78,965
                                             ========       =========       =========       =========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


         SPDR S&P         SPDR S&P         SPDR S&P         SPDR S&P           SPDR S&P            SPDR S&P
      INTERNATIONAL    INTERNATIONAL    INTERNATIONAL    INTERNATIONAL       INTERNATIONAL      INTERNATIONAL
       HEALTH CARE       INDUSTRIAL       MATERIALS        TECHNOLOGY     TELECOMMUNICATIONS      UTILITIES
        SECTOR ETF       SECTOR ETF       SECTOR ETF       SECTOR ETF         SECTOR ETF          SECTOR ETF
      -------------    -------------    -------------    -------------    ------------------    -------------

         $152,372         $122,708        $  124,416       $   91,346          $261,716           $ 216,696
               --               --                --               --                --                  --
               --               --                --               --                --                  --
          (13,565)         (10,443)          (11,673)          (8,585)          (21,675)            (23,969)
         --------         --------        ----------       ----------          --------           ---------
          138,807          112,265           112,743           82,761           240,041             192,727
         --------         --------        ----------       ----------          --------           ---------

           24,342           18,147            28,558           23,808            22,795              20,365
              162              115               127              118               133                 139
              --                --                36              124                --                  --
         --------         --------        ----------       ----------          --------           ---------
           24,504           18,262            28,721           24,050            22,928              20,504
         --------         --------        ----------       ----------          --------           ---------
          114,303           94,003            84,022           58,711           217,113             172,223
         --------         --------        ----------       ----------          --------           ---------


           (3,788)         (47,131)          (36,639)         (23,102)          (97,089)           (163,791)

           18,031          295,775         1,297,499        1,112,286           712,511            (273,141)
            8,095            2,545             1,660              309               522                 908
         --------         --------        ----------       ----------          --------           ---------


           22,338          251,189         1,262,520        1,089,493           615,944            (436,024)
         --------         --------        ----------       ----------          --------           ---------

         $136,641         $345,192        $1,346,542       $1,148,204          $833,057           $(263,801)
         ========         ========        ==========       ==========          ========           =========


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STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                             SPDR DJ
                                                                          STOXX 50 ETF
                                                                  ----------------------------
                                                                     FOR THE        FOR THE
                                                                   YEAR ENDED      YEAR ENDED
                                                                     9/30/09        9/30/08
                                                                  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income.........................................  $  2,015,752   $   4,427,802
  Net realized gain (loss) on investments, foreign currency
     transactions and futures...................................   (12,958,296)     (1,084,614)
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures.....     7,901,681     (43,646,718)
                                                                  ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.................................................    (3,040,863)    (40,303,530)
                                                                  ------------   -------------
  NET EQUALIZATION CREDITS AND CHARGES..........................       (10,465)       (328,048)
                                                                  ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................................    (1,942,749)     (4,077,204)
  Net realized gains............................................            --      (1,037,078)
                                                                  ------------   -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........................    (1,942,749)     (5,114,282)
                                                                  ------------   -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..........................            --      27,074,724
  Net proceeds from the reinvestment of shares issued...........         2,750           4,412
  Cost of shares redeemed.......................................   (14,815,663)    (90,606,719)
  Net income equalization.......................................        10,465         328,048
                                                                  ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS..................................................   (14,802,448)    (63,199,535)
                                                                  ------------   -------------
  Net increase (decrease) in net assets during the period.......   (19,796,525)   (108,945,395)
  Net assets at beginning of period.............................    76,310,689     185,256,084
                                                                  ------------   -------------
NET ASSETS END OF PERIOD(1).....................................  $ 56,514,164   $  76,310,689
                                                                  ============   =============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...................................................            --         550,000
  Shares issued to shareholders from reinvestment of
     distributions..............................................            91              95
  Shares redeemed...............................................      (500,000)     (1,900,000)
                                                                  ------------   -------------
  NET INCREASE (DECREASE).......................................      (499,909)     (1,349,905)
                                                                  ============   =============
(1) Including undistributed (distribution in excess of) net
  investment income.............................................  $    578,837   $     462,794
                                                                  ============   =============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                 SPDR DJ                   SPDR S&P EMERGING                  SPDR S&P
            EURO STOXX 50 ETF               ASIA PACIFIC ETF                  CHINA ETF
      -----------------------------   ---------------------------   ----------------------------
         FOR THE         FOR THE         FOR THE        FOR THE        FOR THE        FOR THE
        YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
         9/30/09         9/30/08         9/30/09        9/30/08        9/30/09        9/30/08
      -------------   -------------   ------------   ------------   ------------   -------------

      $   5,309,321   $  15,145,925   $  5,297,072   $  2,565,648   $  5,349,930   $   2,184,746
        (67,338,032)     26,417,244        397,205      1,566,592      2,444,780      (4,435,411)

         43,708,008    (166,078,657)    86,037,023    (62,719,439)    95,341,850    (100,336,806)
      -------------   -------------   ------------   ------------   ------------   -------------
        (18,320,703)   (124,515,488)    91,731,300    (58,587,199)   103,136,560    (102,587,471)
      -------------   -------------   ------------   ------------   ------------   -------------
            672,628      (1,789,862)     1,879,909      3,159,166      2,354,899         996,287
      -------------   -------------   ------------   ------------   ------------   -------------

         (5,937,910)    (13,251,069)    (3,142,983)    (1,340,743)    (5,529,254)     (1,313,923)
                 --      (7,520,932)            --       (145,430)            --              --
      -------------   -------------   ------------   ------------   ------------   -------------
         (5,937,910)    (20,772,001)    (3,142,983)    (1,486,173)    (5,529,254)     (1,313,923)
      -------------   -------------   ------------   ------------   ------------   -------------

        217,466,708     280,051,170    210,046,108    184,794,181    237,818,032     157,208,665
              8,865          19,301             --             --             --              --
       (235,374,226)   (395,244,395)   (25,647,964)   (22,360,508)   (12,994,209)    (52,838,902)
           (672,628)      1,789,862     (1,879,909)    (3,159,166)    (2,354,899)       (996,287)
      -------------   -------------   ------------   ------------   ------------   -------------
        (18,571,281)   (113,384,062)   182,518,235    159,274,507    222,468,924     103,373,476
      -------------   -------------   ------------   ------------   ------------   -------------
        (42,157,266)   (260,461,413)   272,986,461    102,360,301    322,431,129         468,369
        224,079,558     484,540,971    163,779,838     61,419,537    123,107,584     122,639,215
      -------------   -------------   ------------   ------------   ------------   -------------
      $ 181,922,292   $ 224,079,558   $436,766,299   $163,779,838   $445,538,713   $ 123,107,584
      =============   =============   ============   ============   ============   =============

          6,650,000       5,000,000      3,700,000      2,600,000      4,500,000       1,700,000
                256             353             --             --             --              --
         (7,600,000)     (7,450,000)      (400,000)      (300,000)      (200,000)       (600,000)
      -------------   -------------   ------------   ------------   ------------   -------------
           (949,744)     (2,449,647)     3,300,000      2,300,000      4,300,000       1,100,000
      =============   =============   ============   ============   ============   =============
      $        (379)  $    (231,736)  $  3,356,953   $  1,517,942   $  1,336,727   $   1,518,048
      =============   =============   ============   ============   ============   =============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            SPDR S&P
                                                                      EMERGING MARKETS ETF
                                                                   --------------------------
                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    YEAR ENDED
                                                                     9/30/09        9/30/08
                                                                   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................  $ 1,245,207   $    958,799
  Net realized gain (loss) on investments, foreign currency
     transactions and futures....................................      883,325      2,058,413
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures......   21,154,077    (20,109,950)
                                                                   -----------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................   23,282,609    (17,092,738)
                                                                   -----------   ------------
  Net equalization credits and charges...........................      766,948        106,486
                                                                   -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................   (1,452,964)      (458,445)
  Net realized gains.............................................           --       (520,820)
                                                                   -----------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................   (1,452,964)      (979,265)
                                                                   -----------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................   36,265,917     29,477,491
  Cost of shares redeemed........................................           --    (20,231,043)
  Net income equalization........................................     (766,948)      (106,486)
                                                                   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................   35,498,969      9,139,962
                                                                   -----------   ------------
  Net increase (decrease) in net assets during the period........   58,095,562     (8,825,555)
  Net assets at beginning of period..............................   36,299,277     45,124,832
                                                                   -----------   ------------
NET ASSETS END OF PERIOD(1)......................................  $94,394,839   $ 36,299,277
                                                                   ===========   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................      900,000        400,000
  Shares redeemed................................................           --       (300,000)
                                                                   -----------   ------------
  NET INCREASE (DECREASE)........................................      900,000        100,000
                                                                   ===========   ============
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $   493,959   $    757,546
                                                                   ===========   ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                SPDR S&P                       SPDR S&P                  SPDR S&P EMERGING
               BRIC 40 ETF                EMERGING EUROPE ETF            LATIN AMERICA ETF
      ----------------------------   ----------------------------   ---------------------------
         FOR THE        FOR THE         FOR THE         FOR THE        FOR THE        FOR THE
       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
         9/30/09        9/30/08         9/30/09         9/30/08        9/30/09        9/30/08
      ------------   -------------   -------------   ------------   ------------   ------------

      $  4,398,055   $   3,943,149   $     942,663   $    839,635   $  1,548,152   $  1,733,636
       (41,750,849)     (8,467,660)    (27,633,495)    (1,681,698)    (6,562,270)     2,142,603

        81,472,098    (116,559,216)     29,174,553    (46,455,065)    22,586,232    (35,725,029)
      ------------   -------------   -------------   ------------   ------------   ------------
        44,119,304    (121,083,727)      2,483,721    (47,297,128)    17,572,114    (31,848,790)
      ------------   -------------   -------------   ------------   ------------   ------------
           113,062         346,383        (543,985)       723,287        508,324        277,544
      ------------   -------------   -------------   ------------   ------------   ------------

        (6,664,146)     (1,205,020)     (1,309,844)      (404,230)    (2,110,805)      (761,665)
                --              --              --        (34,103)            --        (36,533)
      ------------   -------------   -------------   ------------   ------------   ------------
        (6,664,146)     (1,205,020)     (1,309,844)      (438,333)    (2,110,805)      (798,198)
      ------------   -------------   -------------   ------------   ------------   ------------

       133,070,128     249,747,480     158,972,908     90,183,614     70,190,340     95,148,858
       (18,446,715)    (95,646,406)   (103,360,848)            --    (27,009,814)   (27,544,011)
          (113,062)       (346,383)        543,985       (723,287)      (508,324)      (277,544)
      ------------   -------------   -------------   ------------   ------------   ------------
       114,510,351     153,754,691      56,156,045     89,460,327     42,672,202     67,327,303
      ------------   -------------   -------------   ------------   ------------   ------------
       152,078,571      31,812,327      56,785,937     42,448,153     58,641,835     34,957,859
       188,733,812     156,921,485      81,189,315     38,741,162     74,201,702     39,243,843
      ------------   -------------   -------------   ------------   ------------   ------------
      $340,812,383   $ 188,733,812   $ 137,975,252   $ 81,189,315   $132,843,537   $ 74,201,702
      ============   =============   =============   ============   ============   ============

         6,800,000       7,900,000       4,900,000      1,300,000      1,200,000      1,100,000
        (1,300,000)     (3,800,000)     (3,300,000)            --       (500,000)      (400,000)
      ------------   -------------   -------------   ------------   ------------   ------------
         5,500,000       4,100,000       1,600,000      1,300,000        700,000        700,000
      ============   =============   =============   ============   ============   ============
      $    626,802   $   3,099,496   $      (4,908)  $    591,542   $    337,166   $  1,048,493
      ============   =============   =============   ============   ============   ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                                             SPDR S&P
                                                                             EMERGING
                                                                          MIDDLE EAST &
                                                                            AFRICA ETF
                                                                   ---------------------------
                                                                      FOR THE        FOR THE
                                                                    YEAR ENDED     YEAR ENDED
                                                                      9/30/09        9/30/08
                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................  $  3,020,778   $  4,802,614
  Net realized gain (loss) on investments and foreign currency
     transactions................................................   (22,202,027)      (455,703)
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions...............    24,607,159    (42,767,321)
                                                                   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................     5,425,910    (38,420,410)
                                                                   ------------   ------------
  Net equalization credits and charges...........................    (1,130,621)     1,984,444
                                                                   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................    (5,932,397)    (1,015,292)
  Net realized gains.............................................            --       (100,455)
                                                                   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................    (5,932,397)    (1,115,747)
                                                                   ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................    14,706,403    164,621,958
  Net proceeds from the reinvestment of shares issued............            --             --
  Cost of shares redeemed........................................   (37,505,238)            --
  Net income equalization........................................     1,130,621     (1,984,444)
                                                                   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................   (21,668,214)   162,637,514
                                                                   ------------   ------------
  Net increase (decrease) in net assets during the period........   (23,305,322)   125,085,801
  Net assets at beginning of period..............................   152,537,558     27,451,757
                                                                   ------------   ------------
NET ASSETS END OF PERIOD(1)......................................  $129,232,236   $152,537,558
                                                                   ============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................       300,000      2,400,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................            --             --
  Shares redeemed................................................      (900,000)            --
                                                                   ------------   ------------
  NET INCREASE (DECREASE)........................................      (600,000)     2,400,000
                                                                   ============   ============
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $    776,868   $  4,024,422
                                                                   ============   ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                                             SPDR S&P                     SPDR DOW JONES
               SPDR S&P                   INTERNATIONAL                    INTERNATIONAL
           WORLD EX-US ETF                SMALL CAP ETF                   REAL ESTATE ETF
      -------------------------   -----------------------------   ------------------------------
        FOR THE       FOR THE        FOR THE         FOR THE         FOR THE          FOR THE
       YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
        9/30/09       9/30/08        9/30/09         9/30/08         9/30/09          9/30/08
      -----------   -----------   -------------   -------------   -------------   --------------


      $ 1,711,050   $   602,973   $   7,230,253   $   6,703,837   $  28,363,711   $   34,442,707
       (1,488,887)       15,226     (25,350,032)     (7,266,699)   (270,907,310)     (47,506,451)

       14,547,684    (7,844,493)     54,633,302    (125,441,700)    232,639,976     (459,696,978)
      -----------   -----------   -------------   -------------   -------------   --------------
       14,769,847    (7,226,294)     36,513,523    (126,004,562)     (9,903,623)    (472,760,722)
      -----------   -----------   -------------   -------------   -------------   --------------
        1,683,188       372,476       1,978,065       3,155,093       1,027,510        1,095,614
      -----------   -----------   -------------   -------------   -------------   --------------

       (1,928,626)     (228,453)     (9,931,796)     (1,646,829)    (29,224,112)     (35,627,956)
               --       (34,955)             --      (2,785,844)             --               --
      -----------   -----------   -------------   -------------   -------------   --------------
       (1,928,626)     (263,408)     (9,931,796)     (4,432,673)    (29,224,112)     (35,627,956)
      -----------   -----------   -------------   -------------   -------------   --------------

       48,405,229    21,841,734     292,056,790     375,432,673     257,256,740      356,367,190
               --            --              --              --         320,184          751,857
       (4,333,053)           --    (141,495,234)    (23,221,738)    (90,302,470)    (148,838,147)
       (1,683,188)     (372,476)     (1,978,065)     (3,155,093)     (1,027,510)      (1,095,614)
      -----------   -----------   -------------   -------------   -------------   --------------
       42,388,988    21,469,258     148,583,491     349,055,842     166,246,944      207,185,286
      -----------   -----------   -------------   -------------   -------------   --------------
       56,913,397    14,352,032     177,143,283     221,773,700     128,146,719     (300,107,778)
       27,972,938    13,620,906     331,889,806     110,116,106     811,118,056    1,111,225,834
      -----------   -----------   -------------   -------------   -------------   --------------
      $84,886,335   $27,972,938   $ 509,033,089   $ 331,889,806   $ 939,264,775   $  811,118,056
      ===========   ===========   =============   =============   =============   ==============

        2,600,000       800,000      14,200,000      11,800,000       8,600,000        6,800,000
               --            --              --              --          11,050           13,405
         (200,000)           --      (8,200,000)       (800,000)     (3,600,000)      (2,800,000)
      -----------   -----------   -------------   -------------   -------------   --------------
        2,400,000       800,000       6,000,000      11,000,000       5,011,050        4,013,405
      ===========   ===========   =============   =============   =============   ==============
      $   342,715   $   542,254   $   2,529,000   $   5,289,106   $  (2,863,800)  $   (2,892,727)
      ===========   ===========   =============   =============   =============   ==============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                               SPDR
                                                                          FTSE/MACQUARIE
                                                                    GLOBAL INFRASTRUCTURE 100
                                                                               ETF
                                                                   ---------------------------
                                                                      FOR THE        FOR THE
                                                                    YEAR ENDED     YEAR ENDED
                                                                      9/30/09        9/30/08
                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................  $  2,665,822   $  2,648,246
  Net realized gain (loss) on investments and foreign currency
     transactions................................................    (4,208,862)      (315,720)
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions...............    (3,250,982)   (21,035,048)
                                                                   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................    (4,794,022)   (18,702,522)
                                                                   ------------   ------------
  Net equalization credits and charges...........................       112,019        806,088
                                                                   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................    (4,047,042)    (1,125,385)
  Net realized gains.............................................            --       (243,403)
                                                                   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................    (4,047,042)    (1,368,788)
                                                                   ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................     3,343,323     53,873,665
  Net proceeds from the reinvestment of shares issued............            --             --
  Cost of shares redeemed........................................    (7,347,274)            --
  Net income equalization........................................      (112,019)      (806,088)
                                                                   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................    (4,115,970)    53,067,577
                                                                   ------------   ------------
  Net increase (decrease) in net assets during the period........   (12,845,015)    33,802,355
  Net assets at beginning of period..............................    79,943,891     46,141,536
                                                                   ------------   ------------
NET ASSETS END OF PERIOD(1)                                        $ 67,098,876   $ 79,943,891
                                                                   ============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................       100,000        900,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................            --             --
  Shares redeemed................................................      (200,000)            --
                                                                   ------------   ------------
  NET INCREASE (DECREASE)........................................      (100,000)       900,000
                                                                   ============   ============
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $    671,861   $  2,007,866
                                                                   ============   ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                   SPDR                          SPDR
                   SPDR                       RUSSELL/NOMURA                RUSSELL/NOMURA
                 MSCI ACWI                     PRIME JAPAN                 SMALL CAP JAPAN
                 EX-US ETF                         ETF                           ETF
      ------------------------------   ---------------------------   ---------------------------
          FOR THE         FOR THE        FOR THE        FOR THE         FOR THE        FOR THE
        YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
          9/30/09         9/30/08        9/30/09        9/30/08         9/30/09        9/30/08
      --------------   -------------   -----------   -------------   ------------   ------------


       $   6,894,851   $   7,720,869   $   195,086   $     343,143   $  1,222,277   $  1,180,850
         (49,427,689)      1,181,987    (4,213,911)      3,600,579     (9,931,441)    (5,006,498)

          64,434,326    (113,298,549)    2,757,176     (13,864,853)    17,783,697    (22,438,534)
       -------------   -------------   -----------   -------------   ------------   ------------
          21,901,488    (104,395,693)   (1,261,649)     (9,921,131)     9,074,533    (26,264,182)
       -------------   -------------   -----------   -------------   ------------   ------------
             751,207       4,065,058       125,790        (772,463)      (304,073)      (272,670)
       -------------   -------------   -----------   -------------   ------------   ------------

          (9,566,256)     (4,783,573)     (536,558)     (2,031,837)    (1,990,267)    (1,188,740)
                  --        (347,849)           --        (190,893)            --             --
       -------------   -------------   -----------   -------------   ------------   ------------
          (9,566,256)     (5,131,422)     (536,558)     (2,222,730)    (1,990,267)    (1,188,740)
       -------------   -------------   -----------   -------------   ------------   ------------

         151,270,608     263,045,750            --              --     31,690,345     17,054,846
                 --               --            --              --          1,830          1,095
        (112,343,451)    (22,570,680)   (6,624,718)   (232,461,733)   (30,752,771)   (50,240,648)
            (751,207)     (4,065,058)     (125,790)        772,463        304,073        272,670
       -------------   -------------   -----------   -------------   ------------   ------------
          38,175,950     236,410,012    (6,750,508)   (231,689,270)     1,243,477    (32,912,037)
       -------------   -------------   -----------   -------------   ------------   ------------
          51,262,389     130,947,955    (8,422,925)   (244,605,594)     8,023,670    (60,637,629)
         258,638,820     127,690,865    23,786,055     268,391,649     77,057,270    137,694,899
       -------------   -------------   -----------   -------------   ------------   ------------
       $ 309,901,209   $ 258,638,820   $15,363,130   $  23,786,055   $ 85,080,940   $ 77,057,270
       =============   =============   ===========   =============   ============   ============

           6,600,000       6,400,000            --              --        850,000        400,000
                 --               --            --              --             50             25
          (5,200,000)       (600,000)     (200,000)     (4,200,000)      (900,000)    (1,100,000)
       -------------   -------------   -----------   -------------   ------------   ------------
           1,400,000       5,800,000      (200,000)     (4,200,000)       (49,950)      (699,975)
       =============   =============   ===========   =============   ============   ============
       $   1,576,835   $   4,311,569   $   119,062   $     410,654   $    580,981   $  1,209,725
       =============   =============   ===========   =============   ============   ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             SPDR S&P
                                                                          INTERNATIONAL
                                                                             DIVIDEND
                                                                               ETF
                                                                   ---------------------------
                                                                                     FOR THE
                                                                      FOR THE        PERIOD
                                                                    YEAR ENDED     2/12/08*-
                                                                      9/30/09        9/30/08
                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................  $  2,578,027   $  1,629,870
  Net realized gain (loss) on investments and foreign currency
     transactions................................................   (13,626,670)    (5,802,467)
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures......    27,923,448     (9,994,929)
                                                                   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................    16,874,805    (14,167,526)
                                                                   ------------   ------------
  Net equalization credits and charges...........................       489,788        615,120
                                                                   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................    (2,825,162)    (2,270,350)
                                                                   ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................    84,721,669     59,783,673
  Net proceeds from the reinvestment of shares issued............        28,801         22,962
  Cost of shares redeemed........................................   (16,131,455)            --
  Net income equalization........................................      (489,788)      (615,120)
                                                                   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................    68,129,227     59,191,515
                                                                   ------------   ------------
  Net increase (decrease) in net assets during the period........    82,668,658     43,368,759
  Net assets at beginning of period..............................    43,368,759             --
                                                                   ------------   ------------
NET ASSETS END OF PERIOD(1)......................................  $126,037,417   $ 43,368,759
                                                                   ============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................     1,900,000        900,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................           673            380
  Shares redeemed................................................      (400,000)            --
                                                                   ------------   ------------
  NET INCREASE (DECREASE)........................................     1,500,673        900,380
                                                                   ============   ============
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $    (91,206)  $   (645,245)
                                                                   ============   ============




 * Commencement of operations.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------


               SPDR S&P                    SPDR S&P
            INTERNATIONAL              EMERGING MARKETS             SPDR DOW JONES
               MID CAP                    SMALL CAP               GLOBAL REAL ESTATE
                 ETF                         ETF                         ETF
      -------------------------   -------------------------   -------------------------
                      FOR THE                     FOR THE                     FOR THE
        FOR THE        PERIOD       FOR THE        PERIOD       FOR THE        PERIOD
       YEAR ENDED     5/7/08*-     YEAR ENDED    5/12/08*-     YEAR ENDED     5/7/08*-
        9/30/09       9/30/08       9/30/09       9/30/08       9/30/09       9/30/08
      -----------   -----------   -----------   -----------   -----------   -----------


      $   281,114   $    56,973   $   361,384   $    61,080   $ 1,643,227   $   128,151
          396,765      (395,366)    1,192,298       (64,629)   (6,011,005)     (110,381)

        3,751,321    (1,546,347)    7,650,958    (2,194,587)   15,500,580    (1,749,172)
      -----------   -----------   -----------   -----------   -----------   -----------
        4,429,200    (1,884,740)    9,204,640    (2,198,136)   11,132,802    (1,731,402)
      -----------   -----------   -----------   -----------   -----------   -----------
          167,045            --       309,535       111,201       429,766        63,064
      -----------   -----------   -----------   -----------   -----------   -----------

         (229,354)           --      (135,395)           --    (2,175,297)     (155,654)
      -----------   -----------   -----------   -----------   -----------   -----------

       12,307,996     7,092,400    50,908,357    12,004,964    56,386,995    17,618,342
               --            --            --            --            --            --
               --            --    (4,110,805)           --            --            --
         (167,045)           --      (309,535)     (111,201)     (429,766)      (63,064)
      -----------   -----------   -----------   -----------   -----------   -----------
       12,140,951     7,092,400    46,488,017    11,893,763    55,957,229    17,555,278
      -----------   -----------   -----------   -----------   -----------   -----------
       16,507,842     5,207,660    55,866,797     9,806,828    65,344,500    15,731,286
        5,207,660            --     9,806,828            --    15,731,286            --
      -----------   -----------   -----------   -----------   -----------   -----------
      $21,715,502   $ 5,207,660   $65,673,625   $ 9,806,828   $81,075,786   $15,731,286
      ===========   ===========   ===========   ===========   ===========   ===========

          600,000       200,000     1,300,000       300,000     2,200,000       400,000
               --            --            --            --            --            --
               --            --      (100,000)           --            --            --
      -----------   -----------   -----------   -----------   -----------   -----------
          600,000       200,000     1,200,000       300,000     2,200,000       400,000
      ===========   ===========   ===========   ===========   ===========   ===========
      $   102,532   $    63,173   $    54,006   $    48,547   $  (580,669)  $   (27,991)
      ===========   ===========   ===========   ===========   ===========   ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             SPDR S&P
                                                                          INTERNATIONAL
                                                                      CONSUMER DISCRETIONARY
                                                                            SECTOR ETF
                                                                     -----------------------
                                                                                    FOR THE
                                                                       FOR THE      PERIOD
                                                                     YEAR ENDED    7/16/08*-
                                                                       9/30/09      9/30/08
                                                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income............................................  $   85,207   $   20,019
  Net realized gain (loss) on investments, foreign currency
     transactions and futures......................................     (25,533)       4,172
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures........     380,646     (651,138)
                                                                     ----------   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..     440,320     (626,947)
                                                                     ----------   ----------
  NET EQUALIZATION CREDITS AND CHARGES.............................          --           --
                                                                     ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................     (90,667)      (6,448)
  Return of capital................................................          --           --
                                                                     ----------   ----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............................     (90,667)      (6,448)
                                                                     ----------   ----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.............................          --    5,108,000
  Net proceeds from the reinvestment of shares issued..............          --           --
  Cost of shares redeemed..........................................          --           --
  Net income equalization..........................................          --           --
                                                                     ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS.....................................................          --    5,108,000
                                                                     ----------   ----------
  Net increase (decrease) in net assets during period..............     349,653    4,474,605
  Net assets at beginning of period................................   4,474,605           --
                                                                     ----------   ----------
NET ASSETS AT END OF PERIOD (1)....................................  $4,824,258   $4,474,605
                                                                     ==========   ==========
SHARES OF BENEFICIAL INTEREST:
  Shares sold......................................................          --      200,000
  Shares issued to shareholders from reinvestment of
     distributions.................................................          --           --
  Shares redeemed..................................................          --           --
                                                                     ----------   ----------
NET INCREASE (DECREASE)............................................          --      200,000
                                                                     ==========   ==========
(1) Including undistributed (distributions in excess) of net
  investment income................................................  $   13,245   $   17,373
                                                                     ==========   ==========




 * Commencement of operations.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------


              SPDR S&P                  SPDR S&P                   SPDR S&P
           INTERNATIONAL              INTERNATIONAL             INTERNATIONAL
          CONSUMER STAPLES               ENERGY                   FINANCIAL
             SECTOR ETF                SECTOR ETF                 SECTOR ETF
      -----------------------   ------------------------   -----------------------
                     FOR THE                   FOR THE                    FOR THE
        FOR THE      PERIOD       FOR THE       PERIOD       FOR THE      PERIOD
      YEAR ENDED    7/16/08*-   YEAR ENDED    7/16/08*-    YEAR ENDED    7/16/08*-
        9/30/09      9/30/08      9/30/09      9/30/08       9/30/09      9/30/08
      ----------   ----------   ----------   -----------   ----------   ----------


      $  113,476   $   25,298   $  153,853   $    37,381   $   91,083   $   20,816
        (112,708)       1,780     (126,522)      (10,312)    (630,368)        (361)

         213,926     (339,793)     215,153    (1,309,489)     618,250     (610,163)
      ----------   ----------   ----------   -----------   ----------   ----------
         214,694     (312,715)     242,484    (1,282,420)      78,965     (589,708)
      ----------   ----------   ----------   -----------   ----------   ----------
              --           --        7,542            --        2,586           --
      ----------   ----------   ----------   -----------   ----------   ----------

        (112,594)     (21,072)    (151,090)      (27,210)     (90,651)     (18,330)
              --           --       (2,964)           --           --           --
      ----------   ----------   ----------   -----------   ----------   ----------
        (112,594)     (21,072)    (154,054)      (27,210)     (90,651)     (18,330)
      ----------   ----------   ----------   -----------   ----------   ----------

              --    5,494,000    1,266,652     6,323,333    1,064,853    4,903,333
              --           --           --            --           --           --
              --           --           --            --           --           --
              --           --       (7,542)           --       (2,586)          --
      ----------   ----------   ----------   -----------   ----------   ----------
              --    5,494,000    1,259,110     6,323,333    1,062,267    4,903,333
      ----------   ----------   ----------   -----------   ----------   ----------
         102,100    5,160,213    1,355,082     5,013,703    1,053,167    4,295,295
       5,160,213           --    5,013,703            --    4,295,295           --
      ----------   ----------   ----------   -----------   ----------   ----------
      $5,262,313   $5,160,213   $6,368,785   $ 5,013,703   $5,348,462   $4,295,295
      ==========   ==========   ==========   ===========   ==========   ==========

              --      200,000       50,000       200,000       50,000      200,000
              --           --           --            --           --           --
              --           --           --            --           --           --
      ----------   ----------   ----------   -----------   ----------   ----------
              --      200,000       50,000       200,000       50,000      200,000
      ==========   ==========   ==========   ===========   ==========   ==========
      $    8,845   $    4,105   $     (138)  $     4,483   $    7,449   $    2,125
      ==========   ==========   ==========   ===========   ==========   ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             SPDR S&P
                                                                          INTERNATIONAL
                                                                           HEALTH CARE
                                                                            SECTOR ETF
                                                                     -----------------------
                                                                                    FOR THE
                                                                       FOR THE      PERIOD
                                                                     YEAR ENDED    7/16/08*-
                                                                       9/30/09      9/30/08
                                                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income............................................  $  114,303   $   21,648
  Net realized gain (loss) on investments, foreign currency
     transactions and futures......................................      (3,788)     (69,952)
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures........      26,126     (512,050)
                                                                     ----------   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..     136,641     (560,354)
                                                                     ----------   ----------
  NET EQUALIZATION CREDITS AND CHARGES.............................          --           --
                                                                     ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................    (111,716)      (9,902)
  Return of capital................................................          --           --
                                                                     ----------   ----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............................    (111,716)      (9,902)
                                                                     ----------   ----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.............................          --    6,246,000
  Net proceeds from the reinvestment of shares issued..............          --           --
  Cost of shares redeemed..........................................          --           --
  Net income equalization..........................................          --           --
                                                                     ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS.....................................................          --    6,246,000
                                                                     ----------   ----------
  Net increase (decrease) in net assets during period..............      24,925    5,675,744
  Net assets at beginning of period................................   5,675,744           --
                                                                     ----------   ----------
NET ASSETS AT END OF PERIOD(1).....................................  $5,700,669   $5,675,744
                                                                     ==========   ==========
SHARES OF BENEFICIAL INTEREST:
  Shares sold......................................................          --      200,000
  Shares issued to shareholders from reinvestment of
     distributions.................................................          --           --
  Shares redeemed..................................................          --           --
                                                                     ----------   ----------
NET INCREASE (DECREASE)............................................          --      200,000
                                                                     ==========   ==========
(1) Including undistributed (distributions in excess) of net
  investment income................................................  $   13,624   $   11,712
                                                                     ==========   ==========




 * Commencement of operations.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------


         SPDR S&P                     SPDR S&P                      SPDR S&P                     SPDR  S&P            SPDR S&P
      INTERNATIONAL                 INTERNATIONAL                 INTERNATIONAL                INTERNATIONAL          INTERNA-
        INDUSTRIAL                    MATERIALS                    TECHNOLOGY               TELECOMMUNICATIONS         TIONAL
        SECTOR ETF                   SECTOR ETF                    SECTOR ETF                   SECTOR ETF            UTILITIES
-------------------------    --------------------------    --------------------------    ------------------------    SECTOR ETF
                FOR THE                       FOR THE                       FOR THE                      FOR THE     ----------
  FOR THE        PERIOD        FOR THE         PERIOD        FOR THE         PERIOD        FOR THE       PERIOD        FOR THE
YEAR ENDED     7/16/08*-      YEAR ENDED     7/16/08*-      YEAR ENDED     7/16/08*-     YEAR ENDED     7/16/08*-    YEAR ENDED
  9/30/09       9/30/08        9/30/09        9/30/08        9/30/09        9/30/08        9/30/09       9/30/08       9/30/09
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------

$   94,003    $    17,115    $    84,022    $    23,231    $    58,711    $    11,770    $  217,113    $   33,024    $  172,223
   (47,131)        (4,301)       (36,639)       (21,694)       (23,102)           (46)      (97,089)         (697)     (163,791)

   298,320     (1,083,905)     1,299,159     (1,983,564)     1,112,595     (1,111,771)      713,033      (866,723)     (272,233)
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------
   345,192     (1,071,091)     1,346,542     (1,982,027)     1,148,204     (1,100,047)      833,057      (834,396)     (263,801)
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------
        --         (9,075)        47,598        (14,130)         3,477             --         5,021       (27,199)           --
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------

  (105,673)            --       (134,554)            --        (54,548)            --      (212,353)           --      (163,595)
        --             --             --             --             --             --            --            --        (5,037)
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------
  (105,673)            --       (134,554)            --        (54,548)            --      (212,353)           --      (168,632)
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------

        --      5,493,334      7,397,033      6,304,667      5,514,039      5,554,000     4,269,323     5,403,333            --
        --             --             --             --             --             --            --            --            --
        --             --     (3,696,572)            --             --             --            --            --            --
        --             --        (47,598)            --         (3,477)            --        (5,021)           --            --
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------
        --      5,493,334      3,652,863      6,304,667      5,510,562      5,554,000     4,264,302     5,403,333            --
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------
   239,519      4,413,168      4,912,449      4,308,510      6,607,695      4,453,953     4,890,027     4,541,738      (432,433)
 4,413,168             --      4,308,510             --      4,453,953             --     4,541,738            --     4,989,238
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------
$4,652,687    $ 4,413,168    $ 9,220,959    $ 4,308,510    $11,061,648    $ 4,453,953    $9,431,765    $4,541,738    $4,556,805
==========    ===========    ===========    ===========    ===========    ===========    ==========    ==========    ==========

        --        200,000        400,000        200,000        250,000        200,000       200,000       200,000            --
        --             --             --             --             --             --            --            --            --
        --             --       (200,000)            --             --             --            --            --            --
----------    -----------    -----------    -----------    -----------    -----------    ----------    ----------    ----------
        --        200,000        200,000        200,000        250,000        200,000       200,000       200,000            --
==========    ===========    ===========    ===========    ===========    ===========    ==========    ==========    ==========
$       --    $     8,057    $        --    $     8,541    $    18,900    $    11,724    $   12,787    $    5,128    $       --
==========    ===========    ===========    ===========    ===========    ===========    ==========    ==========    ==========

               SPDR S&P
 SPDR S&P      INTERNA-
 INTERNA-       TIONAL
  TIONAL       UTILITIES
INDUSTRIAL    SECTOR ETF
SECTOR ETF    ----------
----------      FOR THE
  FOR THE       PERIOD
YEAR ENDED     7/16/08*-
  9/30/09       9/30/08
----------    ----------

$   94,003    $   76,199
   (47,131)       (6,776)

   298,320      (886,841)
----------    ----------
   345,192      (817,418)
----------    ----------
        --       (87,344)
----------    ----------

  (105,673)           --
        --            --
----------    ----------
  (105,673)           --
----------    ----------

        --     5,894,000
        --            --
        --            --
        --            --
----------    ----------
        --     5,894,000
----------    ----------
   239,519     4,989,238
 4,413,168            --
----------    ----------
$4,652,687    $4,989,238
==========    ==========

        --       200,000
        --            --
        --            --
----------    ----------
        --       200,000
==========    ==========
$       --    $  (12,774)
==========    ==========


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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                           SPDR DJ STOXX 50 ETF
                                                        ----------------------------------------------------------
                                                        YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                          9/30/09     9/30/08     9/30/07     9/30/06     9/30/05
                                                        ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $ 36.33     $ 53.69    $  44.48     $ 39.31     $ 33.20
                                                          -------     -------    --------     -------     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................       1.11(5)     1.88        1.50        1.30(5)     1.01
Net realized and unrealized gain (loss) (7)...........      (1.05)     (17.09)       9.22        5.05        6.10
                                                          -------     -------    --------     -------     -------
Total from investment operations......................       0.06      (15.21)      10.72        6.35        7.11
                                                          -------     -------    --------     -------     -------
Net equalization credits and charges (5)..............      (0.01)      (0.12)      (0.03)       0.38        0.00(4)
                                                          -------     -------    --------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................      (1.07)      (1.69)      (1.47)      (1.41)      (1.00)
Net realized gains....................................         --       (0.34)      (0.01)      (0.15)         --
                                                          -------     -------    --------     -------     -------
Total distributions...................................      (1.07)      (2.03)      (1.48)      (1.56)      (1.00)
                                                          -------     -------    --------     -------     -------
NET ASSET VALUE, END OF PERIOD........................    $ 35.31     $ 36.33    $  53.69     $ 44.48     $ 39.31
                                                          =======     =======    ========     =======     =======
TOTAL RETURN (1)......................................       0.69%     (29.27)%     24.22%      17.40%      21.60%
Net assets, end of period (in 000's)..................    $56,514     $76,311    $185,256     $71,175     $31,447
Ratio of expenses to average net assets...............       0.29%       0.29%       0.30%       0.33%       0.32%
Ratio of net investment income (loss) to average net
  assets..............................................       3.93%       3.35%       3.16%       3.13%       2.75%
Portfolio turnover rate (3)...........................         11%         14%          9%         14%          9%




See accompanying notes to financial highlights on page 250 and notes to financial statements.

--------------------------------------------------------------------------------


                   SPDR DJ EURO STOXX 50 ETF
--------------------------------------------------------------
                                                                             SPDR S&P EMERGING
                                                                             ASIA PACIFIC ETF
                                                                 ----------------------------------------
                                                                                           FOR THE PERIOD
YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     3/20/07* -
  9/30/09      9/30/08      9/30/07      9/30/06      9/30/05      9/30/09      9/30/08        9/30/07
----------   ----------   ----------   ----------   ----------   ----------   ----------   --------------
 $  41.88     $  62.12     $  49.23     $  41.31     $  33.94     $  54.59     $  87.74        $ 60.50
 --------     --------     --------     --------     --------     --------     --------        -------

     1.21(5)      2.17         1.40         1.32(5)      0.94         1.21(5)      0.90           0.64
    (0.65)      (19.32)       12.80         7.92         7.39        13.92       (35.04)         25.50
 --------     --------     --------     --------     --------     --------     --------        -------
     0.56       (17.15)       14.20         9.24         8.33        15.13       (34.14)         26.14
 --------     --------     --------     --------     --------     --------     --------        -------
     0.15        (0.24)        0.35        (0.08)        0.02         0.43         2.13           1.10
 --------     --------     --------     --------     --------     --------     --------        -------

    (1.25)       (1.95)       (1.66)       (1.24)       (0.98)       (0.82)       (1.03)            --
       --        (0.90)          --           --           --           --        (0.11)            --
 --------     --------     --------     --------     --------     --------     --------        -------
    (1.25)       (2.85)       (1.66)       (1.24)       (0.98)       (0.82)       (1.14)            --
 --------     --------     --------     --------     --------     --------     --------        -------
 $  41.34     $  41.88     $  62.12     $  49.23     $  41.31     $  69.33     $  54.59        $ 87.74
 ========     ========     ========     ========     ========     ========     ========        =======
     2.35%      (29.00)%      29.76%       22.48%       24.82%       29.15%      (36.95)%        45.03%
 $181,922     $224,080     $484,541     $233,865     $179,688     $436,766     $163,780        $61,420
     0.29%        0.29%        0.30%        0.33%        0.32%        0.59%        0.59%          0.63%(2)
     3.67%        3.53%        2.86%        2.92%        2.79%        2.25%        2.28%          3.33%(2)
       12%          14%          11%           6%          15%           4%           7%             1%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                               SPDR S&P                             SPDR S&P EMERGING
                                                              CHINA ETF                                MARKETS ETF
                                              -----------------------------------------  --------------------------------------
                                                                         FOR THE PERIOD                          FOR THE PERIOD
                                              YEAR ENDED    YEAR ENDED     3/20/07* -    YEAR ENDED  YEAR ENDED    3/20/07* -
                                                9/30/09       9/30/08        9/30/07       9/30/09     9/30/08       9/30/07
                                              ----------    ----------   --------------  ----------  ----------  --------------

NET ASSET VALUE, BEGINNING OF PERIOD........   $  51.29      $  94.34       $  52.23       $ 51.86     $ 75.21       $ 55.63
                                               --------      --------       --------       -------     -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)................     1.21(5)         0.75           0.50        0.97(5)       1.32          0.42
Net realized and unrealized gain (loss)
  (7).......................................      14.81        (43.64)         40.90          7.00      (23.44)        18.49
                                               --------      --------       --------       -------     -------       -------
Total from investment operations............      16.02        (42.89)         41.40          7.97      (22.12)        18.91
                                               --------      --------       --------       -------     -------       -------
Net equalization credits and charges (5)....       0.53          0.47           0.71          0.60        0.16          0.67
                                               --------      --------       --------       -------     -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................      (1.34)        (0.63)            --         (1.43)      (0.65)           --
Net realized gains..........................         --            --             --            --       (0.74)           --
                                               --------      --------       --------       -------     -------       -------
Total distributions.........................      (1.34)        (0.63)            --         (1.43)      (1.39)           --
                                               --------      --------       --------       -------     -------       -------
NET ASSET VALUE, END OF PERIOD..............   $  66.50      $  51.29       $  94.34       $ 59.00     $ 51.86       $ 75.21
                                               ========      ========       ========       =======     =======       =======
TOTAL RETURN (1)............................      33.06%       (45.26)%        80.64%        18.05%     (29.77)%       35.20%
Net assets, end of period (in 000's)........   $445,539      $123,108       $122,639       $94,395     $36,299       $45,125
Ratio of expenses to average net assets.....       0.59%         0.59%          0.59%(2)      0.59%       0.59%         0.60%(2)
Ratio of expenses to average net assets
  before waiver.............................       0.59%         0.59%          0.59%(2)      0.59%       0.59%         0.60%(2)
Ratio of net investment income (loss) to
  average net assets........................       2.22%         1.33%          2.56%(2)      2.18%       1.97%         2.42%(2)
Portfolio turnover rate (3).................          0%(6)         4%             0%(6)         1%         11%            0%(6)




See accompanying notes to financial highlights on page 250 and notes to financial statements.

--------------------------------------------------------------------------------


                SPDR S&P                               SPDR S&P EMERGING                          SPDR S&P EMERGING
               BRIC 40 ETF                                EUROPE ETF                              LATIN AMERICA ETF
----------------------------------------   ----------------------------------------   ----------------------------------------
                          FOR THE PERIOD                             FOR THE PERIOD                             FOR THE PERIOD
YEAR ENDED   YEAR ENDED     6/19/07* -     YEAR ENDED   YEAR ENDED     3/20/07* -     YEAR ENDED   YEAR ENDED     3/20/07* -
  9/30/09      9/30/08        9/30/07        9/30/09      9/30/08        9/30/07        9/30/09      9/30/08        9/30/07
----------   ----------   --------------   ----------   ----------   --------------   ----------   ----------   --------------
 $  20.29     $  30.18       $  24.07       $  42.73      $ 64.57        $ 54.38       $  61.83      $ 78.49        $ 57.51
 --------     --------       --------       --------      -------        -------       --------      -------        -------

   0.42(5)        0.39           0.07         0.50(5)        0.46           0.22         1.13(5)        1.32           0.50
     2.97       (10.19)          5.90          (2.77)      (22.41)          9.18           8.12       (17.23)         20.32
 --------     --------       --------       --------      -------        -------       --------      -------        -------
     3.39        (9.80)          5.97          (2.27)      (21.95)          9.40           9.25       (15.91)         20.82
 --------     --------       --------       --------      -------        -------       --------      -------        -------
     0.01         0.04           0.14          (0.29)        0.51           0.79           0.37         0.25           0.16
 --------     --------       --------       --------      -------        -------       --------      -------        -------

    (0.66)       (0.13)            --          (0.75)       (0.37)            --          (1.53)       (0.95)            --
       --           --             --             --        (0.03)            --             --        (0.05)            --
 --------     --------       --------       --------      -------        -------       --------      -------        -------
    (0.66)       (0.13)            --          (0.75)       (0.40)            --          (1.53)       (1.00)            --
 --------     --------       --------       --------      -------        -------       --------      -------        -------
 $  23.03     $  20.29       $  30.18       $  39.42      $ 42.73        $ 64.57       $  69.92      $ 61.83        $ 78.49
 ========     ========       ========       ========      =======        =======       ========      =======        =======
    18.16%      (32.50)%        25.38%         (5.18)%     (33.45)%        18.73%         16.99%      (20.21)%        36.49%
 $340,812     $188,734       $156,921       $137,975      $81,189        $38,741       $132,844      $74,202        $39,244
     0.48%        0.40%          0.40%(2)       0.59%        0.60%          0.60%(2)       0.60%        0.60%          0.60%(2)
     0.50%        0.50%          0.50%(2)       0.59%        0.60%          0.60%(2)       0.60%        0.60%          0.60%(2)
     2.36%        1.43%          2.31%(2)       1.66%        0.96%          1.53%(2)       2.27%        1.94%          1.98%(2)
       16%          16%             0%(6)         45%          19%             3%            17%           7%             2%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                          SPDR S&P EMERGING                           SPDR S&P
                                                      MIDDLE EAST & AFRICA ETF                     WORLD EX-US ETF
                                               --------------------------------------  --------------------------------------
                                                                       FOR THE PERIOD                          FOR THE PERIOD
                                               YEAR ENDED  YEAR ENDED    3/20/07* -    YEAR ENDED  YEAR ENDED    4/20/07* -
                                                 9/30/09     9/30/08       9/30/07       9/30/09     9/30/08       9/30/07
                                               ----------  ----------  --------------  ----------  ----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $  54.48    $  68.63       $ 59.25       $ 23.31     $ 34.05       $ 32.57
                                                --------    --------       -------       -------     -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       1.36(5)     1.79(8)       0.67          0.57(5)     0.61          0.41
Net realized and unrealized gain (loss) (7)..       5.97      (15.86)         8.49         (0.22)     (11.31)         1.07
                                                --------    --------       -------       -------     -------       -------
Total from investment operations.............       7.33      (14.07)         9.16          0.35      (10.70)         1.48
                                                --------    --------       -------       -------     -------       -------
Net equalization credits and charges (5).....      (0.51)       1.04          0.22          0.56        0.62            --
                                                --------    --------       -------       -------     -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................      (2.56)      (1.02)           --         (0.64)      (0.57)           --
Net realized gains...........................         --       (0.10)           --            --       (0.09)           --
                                                --------    --------       -------       -------     -------       -------
Total distributions..........................      (2.56)      (1.12)           --         (0.64)      (0.66)           --
                                                --------    --------       -------       -------     -------       -------
NET ASSET VALUE, END OF PERIOD...............   $  58.74    $  54.48       $ 68.63       $ 23.58     $ 23.31       $ 34.05
                                                ========    ========       =======       =======     =======       =======
TOTAL RETURN (1).............................      14.04%     (19.37)%       15.84%         4.68%     (30.13)%        4.56%
Net assets, end of period (in 000's).........   $129,232    $152,538       $27,452       $84,886     $27,973       $13,621
Ratio of expenses to average net assets......       0.59%       0.59%         0.59%(2)      0.34%       0.35%         0.35%(2)
Ratio of net investment income (loss) to
  average net assets.........................       2.98%       3.88%         2.65%(2)      3.02%       3.36%         2.89%(2)
Portfolio turnover rate (3)..................         12%          7%            1%           12%          4%            0%(6)




See accompanying notes to financial highlights on page 250 and notes to financial statements.

--------------------------------------------------------------------------------


          SPDR S&P INTERNATIONAL                            SPDR DOW JONES                     SPDR FTSE/MACQUARIE
               SMALL CAP ETF                         INTERNATIONAL REAL ESTATE ETF            GLOBAL INFRASTRUCTURE
------------------------------------------    ------------------------------------------             100 ETF
                            FOR THE PERIOD                                FOR THE PERIOD    ------------------------
YEAR ENDED    YEAR ENDED      4/20/07* -      YEAR ENDED    YEAR ENDED      12/15/06* -     YEAR ENDED    YEAR ENDED
  9/30/09       9/30/08         9/30/07         9/30/09       9/30/08         9/30/07         9/30/09       9/30/08
----------    ----------    --------------    ----------    ----------    --------------    ----------    ----------
 $  23.71      $  36.71        $  35.59        $  37.86      $  63.83       $    60.28        $ 47.03       $ 57.68
 --------      --------        --------        --------      --------       ----------        -------       -------

     0.44(5)       0.51            0.17            1.34(5)       1.80             1.20           1.57(5)       1.53(8)
     1.74        (13.04)           0.70           (2.38)       (26.03)            3.33          (4.35)       (11.64)
 --------      --------        --------        --------      --------       ----------        -------       -------
     2.18        (12.53)           0.87           (1.04)       (24.23)            4.53          (2.78)       (10.11)
 --------      --------        --------        --------      --------       ----------        -------       -------
     0.12          0.35            0.25            0.05          0.06             0.36           0.07          0.60
 --------      --------        --------        --------      --------       ----------        -------       -------

    (0.56)        (0.30)             --           (1.34)        (1.80)           (1.34)         (2.38)        (0.94)
       --         (0.52)             --              --            --               --             --         (0.20)
 --------      --------        --------        --------      --------       ----------        -------       -------
    (0.56)        (0.82)             --           (1.34)        (1.80)           (1.34)         (2.38)        (1.14)
 --------      --------        --------        --------      --------       ----------        -------       -------
 $  25.45      $  23.71        $  36.71        $  35.53      $  37.86       $    63.83        $ 41.94       $ 47.03
 ========      ========        ========        ========      ========       ==========        =======       =======
    10.45%       (33.83)%          3.14%          (1.52)%      (38.38)%           8.09%         (5.40)%      (16.93)%
 $509,033      $331,890        $110,116        $939,265      $811,118       $1,111,226        $67,099       $79,944
     0.59%         0.59%           0.59%(2)        0.59%         0.59%            0.60%(2)       0.59%         0.59%
     2.27%         2.38%           1.89%(2)        4.85%         3.43%            3.01%(2)       4.16%         3.49%
       21%           46%              2%             23%            8%              16%            10%            7%
                   SPDR
 SPDR S&P     FTSE/MACQUARIE
 INTERNA-         GLOBAL
  TIONAL      INFRASTRUCTURE
 SMALL CAP        100 ETF
    ETF       --------------
----------    FOR THE PERIOD
YEAR ENDED      1/25/07* -
  9/30/09         9/30/07
----------    --------------
 $  23.71         $ 50.41
 --------         -------

     0.44(5)         0.59
     1.74            6.11
 --------         -------
     2.18            6.70
 --------         -------
     0.12            0.57
 --------         -------

    (0.56)             --
       --              --
 --------         -------
    (0.56)             --
 --------         -------
 $  25.45         $ 57.68
 ========         =======
    10.45%          14.43%
 $509,033         $46,142
     0.59%           0.59%(2)
     2.27%           2.50%(2)
       21%              6%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                         SPDR MSCI ACWI                           SPDR RUSSELL/NOMURA
                                                            EX-US ETF                               PRIME JAPAN ETF
                                            ----------------------------------------   ----------------------------------------
                                                                      FOR THE PERIOD                             FOR THE PERIOD
                                            YEAR ENDED   YEAR ENDED     1/10/07* -     YEAR ENDED   YEAR ENDED     11/9/06* -
                                              9/30/09      9/30/08        9/30/07        9/30/09      9/30/08        9/30/07
                                            ----------   ----------   --------------   ----------   ----------   --------------

NET ASSET VALUE, BEGINNING OF PERIOD......   $  29.39     $  42.56       $  35.60        $ 39.64      $ 55.91       $  52.65
                                             --------     --------       --------        -------      -------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............       0.71(5)      0.82           0.44           0.46(5)      1.95           0.42
Net realized and unrealized gain (loss)
  (7).....................................       1.14       (13.76)          6.12          (0.64)      (15.75)          2.84
                                             --------     --------       --------        -------      -------       --------
Total from investment operations..........       1.85       (12.94)          6.56          (0.18)      (13.80)          3.26
                                             --------     --------       --------        -------      -------       --------
Net equalization credits and charges (5)..       0.08         0.60           0.40           0.29        (0.62)            --
                                             --------     --------       --------        -------      -------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................      (0.94)       (0.77)            --          (1.34)       (1.69)          0.00(4)
Net realized gains........................         --        (0.06)            --             --        (0.16)            --
                                             --------     --------       --------        -------      -------       --------
Total distributions.......................      (0.94)       (0.83)            --          (1.34)       (1.85)            --
                                             --------     --------       --------        -------      -------       --------
NET ASSET VALUE, END OF PERIOD............   $  30.38     $  29.39       $  42.56        $ 38.41      $ 39.64       $  55.91
                                             ========     ========       ========        =======      =======       ========
TOTAL RETURN (1)..........................       7.41%      (29.53)%        19.55%          0.58%      (26.48)%         6.19%
Net assets, end of period (in 000's)......   $309,901     $258,639       $127,691        $15,363      $23,786       $268,392
Ratio of expenses to average net assets...       0.34%        0.34%          0.35%(2)       0.50%        0.50%          0.51%(2)
Ratio of net investment income (loss) to
  average net assets......................       2.98%        3.00%          2.78%(2)       1.32%        0.52%          0.97%(2)
Portfolio turnover rate (3)...............         15%           5%             1%             6%           3%             0%(6)




See accompanying notes to financial highlights on page 250 and notes to financial statements.

--------------------------------------------------------------------------------

                                                     SPDR S&P                      SPDR S&P                      SPDR S&P
                                                  INTERNATIONAL                 INTERNATIONAL                EMERGING MARKETS
           SPDR RUSSELL/NOMURA                       DIVIDEND                      MID CAP                      SMALL CAP
           SMALL CAP JAPAN ETF                         ETF                           ETF                           ETF
----------------------------------------   ---------------------------   ---------------------------   ---------------------------
                          FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD
YEAR ENDED   YEAR ENDED     11/9/06* -     YEAR ENDED     2/12/08* -     YEAR ENDED      5/7/08* -     YEAR ENDED     5/12/08* -
  9/30/09      9/30/08        9/30/07        9/30/09        9/30/08        9/30/09        9/30/08        9/30/09        9/30/08
----------   ----------   --------------   ----------   --------------   ----------   --------------   ----------   --------------
  $ 35.84      $ 48.31       $  48.70       $  48.17        $ 70.76       $  26.04        $ 35.46       $  32.69        $ 52.29
  -------      -------       --------       --------        -------       --------        -------       --------        -------

     0.60(5)      0.71           0.53           2.09(5)        3.56           0.57(5)        0.32           0.66(5)        0.16
     5.29       (12.49)         (0.77)          3.70         (23.17)          0.72          (9.74)         10.18         (20.81)
  -------      -------       --------       --------        -------       --------        -------       --------        -------
     5.89       (11.78)         (0.24)          5.79         (19.61)          1.29          (9.42)         10.84         (20.65)
  -------      -------       --------       --------        -------       --------        -------       --------        -------
    (0.15)       (0.12)         (0.03)          0.40           1.30           0.34             --           0.56           1.05
  -------      -------       --------       --------        -------       --------        -------       --------        -------

    (1.07)       (0.57)         (0.12)         (1.87)         (4.28)         (0.53)            --          (0.31)            --
       --           --             --             --             --             --             --             --             --
  -------      -------       --------       --------        -------       --------        -------       --------        -------
    (1.07)       (0.57)         (0.12)         (1.87)         (4.28)         (0.53)            --          (0.31)            --
  -------      -------       --------       --------        -------       --------        -------       --------        -------
  $ 40.51      $ 35.84       $  48.31       $  52.49        $ 48.17       $  27.14        $ 26.04       $  43.78        $ 32.69
  =======      =======       ========       ========        =======       ========        =======       ========        =======
    16.35%      (24.85)%        (0.57)%        13.86%        (26.93)%         6.87%        (26.54)%        35.45%        (37.48)%
  $85,081      $77,057       $137,695       $126,037        $43,369        $21,716         $5,208        $65,674         $9,807
     0.55%        0.55%          0.56%(2)       0.46%          0.48%(2)       0.45%          0.45%(2)       0.66%          0.76%(2)
     1.74%        1.24%          1.26%(2)       5.26%          8.77%(2)       2.57%          2.22%(2)       1.93%          3.41%(2)
       25%          22%             2%           148%            71%            45%            19%            83%             2%
   SPDR
 RUSSELL/-
  NOMURA
 SMALL CAP
 JAPAN ETF
----------
YEAR ENDED
  9/30/09
----------
  $ 35.84
  -------

     0.60(5)
     5.29
  -------
     5.89
  -------
    (0.15)
  -------

    (1.07)
       --
  -------
    (1.07)
  -------
  $ 40.51
  =======
    16.35%
  $85,081
     0.55%
     1.74%
       25%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                                   SPDR S&P                    SPDR S&P
                                                                                 INTERNATIONAL               INTERNATIONAL
                                                       SPDR DOW                    CONSUMER                    CONSUMER
                                                     JONES GLOBAL                DISCRETIONARY                  STAPLES
                                                      REAL ESTATE                   SECTOR                      SECTOR
                                                          ETF                         ETF                         ETF
                                              --------------------------  --------------------------  --------------------------
                                                          FOR THE PERIOD              FOR THE PERIOD              FOR THE PERIOD
                                              YEAR ENDED     5/7/08* -    YEAR ENDED    7/16/08* -    YEAR ENDED    7/16/08* -
                                                9/30/09       9/30/08       9/30/09       9/30/08       9/30/09       9/30/08
                                              ----------  --------------  ----------  --------------  ----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD........     $39.33        $49.87       $22.37        $25.54        $25.80        $27.47
                                                -------       -------       ------        ------        ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)................       1.19(5)       0.56         0.43(5)       0.12          0.57(5)       0.13
Net realized and unrealized gain (loss)
  (7).......................................      (8.23)       (10.80)        1.77         (3.26)         0.50         (1.69)
                                                -------       -------       ------        ------        ------        ------
Total from investment operations............      (7.04)       (10.24)        2.20         (3.14)         1.07         (1.56)
                                                -------       -------       ------        ------        ------        ------
Net equalization credits and charges(5).....       0.31          0.33           --            --            --            --
                                                -------       -------       ------        ------        ------        ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................      (1.42)        (0.63)       (0.45)        (0.03)        (0.56)        (0.11)
Return of capital...........................         --            --           --            --            --            --
                                                -------       -------       ------        ------        ------        ------
Total Distributions.........................      (1.42)        (0.63)       (0.45)        (0.03)        (0.56)        (0.11)
                                                -------       -------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD..............     $31.18        $39.33       $24.12        $22.37        $26.31        $25.80
                                                =======       =======       ======        ======        ======        ======
TOTAL RETURN (1)............................     (15.97)%      (19.89)%      10.38%       (12.29)%        4.48%        (5.70)%
Net assets, end of period (in 000's)........    $81,076       $15,731       $4,824        $4,475        $5,262        $5,160
Ratio of expenses to average net assets.....       0.50%         0.50%(2)     0.50%         0.52%(2)      0.50%         0.50%(2)
Ratio of net investment income (loss) to
  average net assets........................       4.84%         3.97%(2)     2.22%         1.88%(2)      2.58%         2.17%(2)
Portfolio turnover rate (3).................         18%            4%           7%            1%            8%            9%




See accompanying notes to financial highlights on page 250 and notes to financial statements.

--------------------------------------------------------------------------------



          SPDR S&P                      SPDR S&P                      SPDR S&P                      SPDR S&P
       INTERNATIONAL                 INTERNATIONAL                 INTERNATIONAL                 INTERNATIONAL
           ENERGY                      FINANCIAL                    HEALTH CARE                    INDUSTRIAL
           SECTOR                        SECTOR                        SECTOR                        SECTOR
            ETF                           ETF                           ETF                           ETF
---------------------------   ---------------------------   ---------------------------   ---------------------------
             FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD
YEAR ENDED     7/16/08* -     YEAR ENDED      7/16/08*-     YEAR ENDED     7/16/08* -     YEAR ENDED     7/16/08* -
  9/30/09        9/30/08        9/30/09        9/30/08        9/30/09        9/30/08        9/30/09        9/30/08
----------   --------------   ----------   --------------   ----------   --------------   ----------   --------------
  $25.07         $31.62         $21.48         $24.52         $28.38         $31.23         $22.07         $27.47
  ------         ------         ------         ------         ------         ------         ------         ------

    0.76(5)        0.16           0.46(5)        0.10           0.57(5)        0.11           0.47(5)        0.09
    0.34          (6.57)         (0.11)         (3.05)          0.11          (2.91)          1.25          (5.44)
  ------         ------         ------         ------         ------         ------         ------         ------
    1.10          (6.41)          0.35          (2.95)          0.68          (2.80)          1.72          (5.35)
  ------         ------         ------         ------         ------         ------         ------         ------
    0.04             --           0.01             --             --             --             --             --
  ------         ------         ------         ------         ------         ------         ------         ------

   (0.72)         (0.14)         (0.45)         (0.09)         (0.56)         (0.05)         (0.53)         (0.05)
   (0.01)            --             --             --             --             --             --             --
  ------         ------         ------         ------         ------         ------         ------         ------
   (0.73)         (0.14)         (0.45)         (0.09)         (0.56)         (0.05)         (0.53)         (0.05)
  ------         ------         ------         ------         ------         ------         ------         ------
  $25.48         $25.07         $21.39         $21.48         $28.50         $28.38         $23.26         $22.07
  ======         ======         ======         ======         ======         ======         ======         ======
    5.09%        (20.28)%         2.35%        (12.03)%         2.78%         (8.97)%         8.35%        (19.49)%
  $6,369         $5,014         $5,348         $4,295         $5,701         $5,676         $4,653         $4,413
    0.50%          0.50%(2)       0.50%          0.50%(2)       0.50%          0.50%(2)       0.50%          0.50%(2)
    3.64%          3.03%(2)       2.88%          2.03%(2)       2.35%          1.67%(2)       2.59%          1.55%(2)
       6%             1%            25%             0%(6)          0%(6)         18%             3%             0%(6)

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                                 SPDR S&P                      SPDR S&P
                                                              INTERNATIONAL                 INTERNATIONAL
                                                                MATERIALS                     TECHNOLOGY
                                                                  SECTOR                        SECTOR
                                                                   ETF                           ETF
                                                       ---------------------------   ---------------------------
                                                                    FOR THE PERIOD                FOR THE PERIOD
                                                       YEAR ENDED     7/16/08* -     YEAR ENDED     7/16/08* -
                                                         9/30/09        9/30/08        9/30/09        9/30/08
                                                       ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $21.54         $31.52          $22.27        $27.77
                                                         ------         ------         -------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................      0.27(5)        0.11            0.24(5)       0.06
Net realized and unrealized gain (loss) (7)..........      1.41         (10.02)           2.32         (5.56)
                                                         ------         ------         -------        ------
Total from investment operations.....................      1.68          (9.91)           2.56         (5.50)
                                                         ------         ------         -------        ------
Net equalization credits and charges (5).............      0.15             --            0.01            --
                                                         ------         ------         -------        ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................     (0.32)         (0.07)          (0.26)           --
Return of capital....................................        --             --              --            --
                                                         ------         ------         -------        ------
Total Distributions..................................     (0.32)         (0.07)          (0.26)           --
                                                         ------         ------         -------        ------
NET ASSET VALUE, END OF PERIOD.......................    $23.05         $21.54          $24.58        $22.27
                                                         ======         ======         =======        ======
TOTAL RETURN (1).....................................      8.87%        (31.44)%         11.81%       (19.81)%
Net assets, end of period (in 000's).................    $9,221         $4,309         $11,062        $4,454
Ratio of expenses to average net assets..............      0.50%          0.50%(2)        0.51%         0.50%(2)
Ratio of net investment income (loss) to average net
  assets.............................................      1.47%          1.99%(2)        1.23%         1.04%(2)
Portfolio turnover rate (3)..........................         7%             4%              5%            0%(6)




   *   Commencement of operations.

   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (2) Annualized.

   (3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (4) Amount is less than $0.005 per share.

   (5) Per share numbers have been calculated using average shares outstanding.

   (6) Amount shown represents less than 0.5%.

   (7) Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (8) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of these dividends amounted to $0.38 per share on SPDR S&P Emerging Middle East & Africa ETF, $0.44 per share on SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and $0.31 per share on SPDR S&P International Utilities Sector ETF, respectively.

--------------------------------------------------------------------------------



          SPDR S&P                      SPDR S&P
       INTERNATIONAL                 INTERNATIONAL
     TELECOMMUNICATIONS                UTILITIES
           SECTOR                        SECTOR
            ETF                           ETF
---------------------------   ---------------------------
             FOR THE PERIOD                FOR THE PERIOD
YEAR ENDED     7/16/08* -     YEAR ENDED     7/16/08* -
  9/30/09        9/30/08        9/30/09        9/30/08
----------   --------------   ----------   --------------
  $22.71         $27.02         $24.95         $29.47
  ------         ------         ------         ------

    0.97(5)        0.16           0.86(5)        0.37(8)
    0.86          (4.33)         (2.19)         (4.45)
  ------         ------         ------         ------
    1.83          (4.17)         (1.33)         (4.08)
  ------         ------         ------         ------
    0.02             --             --             --
  ------         ------         ------         ------

   (0.98)         (0.14)         (0.81)         (0.44)
      --             --          (0.03)            --
  ------         ------         ------         ------
   (0.98)         (0.14)         (0.84)         (0.44)
  ------         ------         ------         ------
  $23.58         $22.71         $22.78         $24.95
  ======         ======         ======         ======
    8.68%        (15.45)%        (4.96)%       (13.87)%
  $9,432         $4,542         $4,557         $4,989
    0.50%          0.50%(2)       0.50%          0.50%(2)
    4.76%          3.11%(2)       4.23%          6.47%(2)
       5%             0%(6)          7%             1%

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Index Shares Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of September 30, 2009, the Trust offered thirty (30) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund", and collectively "the Funds"). Accordingly, the financial statements herein relate to the following Funds: SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. Each Fund operates as a non-diversified investment company.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund's shares will decline, more or less, in correlation with any decline in the value of the Fund's benchmark index. The values of equity securities could decline generally or could underperform other investments. Further, Funds will not sell an equity security because the security's issuer is in financial trouble, unless that security is removed from the Funds' respective benchmark index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances including, but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the first day of the Funds' fiscal year 2009, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments.

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Funds' net asset value and the prices used by the Funds' benchmark index, which, in turn, could result in a difference between the Funds' performance and the performance of the respective benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

The following table summarizes the inputs used in valuing the Funds' investments as of September 30, 2009:

                                                              LEVEL 2 --        LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED           OBSERVABLE      UNOBSERVABLE
                                              PRICES             INPUTS           INPUTS      TOTAL FAIR VALUE
                                          --------------   -----------------   ------------   ----------------
SPDR DJ STOXX 50 ETF....................  $   57,329,715        $     --            $--        $   57,329,715
SPDR DJ EURO STOXX 50 ETF...............     187,809,007              --             --           187,809,007
SPDR S&P Emerging Asia Pacific ETF......     450,820,991              --             --           450,820,991
SPDR S&P China ETF......................     456,885,004              --             --           456,885,004
SPDR S&P Emerging Markets ETF...........     100,788,004           5,837             --           100,793,841
SPDR S&P BRIC 40 ETF....................     367,085,695              --             --           367,085,695
SPDR S&P Emerging Europe ETF............     141,731,862              --             --           141,731,862
SPDR S&P Emerging Latin America ETF.....     161,599,438              --             --           161,599,438
SPDR S&P Emerging Middle East & Africa
  ETF...................................     129,311,415          22,877             --           129,334,292
SPDR S&P World ex-US ETF................      94,940,214              --             --*           94,940,214
SPDR S&P International Small Cap ETF....     553,817,970              --             --*          553,817,970
SPDR Dow Jones International Real Estate
  ETF...................................   1,075,895,717              --             --*        1,075,895,717
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      78,120,960              --             --            78,120,960
SPDR MSCI ACWI ex-US ETF................     348,882,762              --             --           348,882,762
SPDR Russell/Nomura PRIME Japan ETF.....      19,493,945              --             --            19,493,945
SPDR Russell/Nomura Small Cap Japan
  ETF...................................     107,794,173         337,694             --*          108,131,867
SPDR S&P International Dividend ETF.....     133,686,024              --             --           133,686,024
SPDR S&P International Mid Cap ETF......      25,342,630              --             --            25,342,630
SPDR S&P Emerging Markets Small Cap
  ETF...................................      62,839,434              --             --            62,839,434
SPDR Dow Jones Global Real Estate ETF...      84,843,212              --             --*           84,843,212
SPDR S&P International Consumer
  Discretionary Sector ETF..............       4,805,152              --             --*            4,805,152
SPDR S&P International Consumer Staples
  Sector ETF............................       5,225,437              --             --             5,225,437
SPDR S&P International Energy Sector
  ETF...................................       6,362,494              --             --             6,362,494
SPDR S&P International Financial Sector
  ETF...................................       5,344,512              --             --             5,344,512
SPDR S&P International Health Care
  Sector ETF............................       5,603,051              --             --             5,603,051
SPDR S&P International Industrial Sector
  ETF...................................       4,550,558              --             --             4,550,558
SPDR S&P International Materials Sector
  ETF...................................       9,192,218              --             --             9,192,218
SPDR S&P International Technology Sector
  ETF...................................      11,045,755              --             --            11,045,755
SPDR S&P International
  Telecommunications Sector ETF.........       9,409,974              --             --             9,409,974
SPDR S&P International Utilities Sector
  ETF...................................       4,531,283              --             --             4,531,283




* Fund held Level 3 securities that were valued at $0 at September 30, 2009.



                                                           LEVEL 2 --       LEVEL 3 --
                                          LEVEL 1 --   OTHER SIGNIFICANT    SIGNIFICANT
SPDR INDEX SHARES FUNDS -- OTHER            QUOTED         OBSERVABLE      UNOBSERVABLE      TOTAL
FINANCIAL INSTRUMENTS *                     PRICES           INPUTS           INPUTS      FAIR VALUE
--------------------------------          ----------   -----------------   ------------   ----------
SPDR S&P Emerging Markets ETF...........      $--           $141,967            $--        $141,967
SPDR S&P Emerging Markets Small Cap
  ETF...................................       --             60,765             --          60,765




  * Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2009:

                                                                                                          NET CHANGE IN
                                                  REALIZED                                                 UNREALIZED
                                                GAIN (LOSS)                                               APPRECIATION/
                                     ACCRUED   AND CHANGE IN                                             (DEPRECIATION)
SPDR INDEX SHARES                   DISCOUNTS    UNREALIZED       NET                                   FROM INVESTMENTS
FUNDS --              BALANCES AT  (AMORTIZED  APPRECIATION/  PURCHASES/  NET TRANSFERS  BALANCE AS OF    STILL HELD AT
LEVEL 3 SECURITIES      9/30/08     PREMIUMS)   DEPRECIATION    (SALES)     IN OR OUT       9/30/09          9/30/09
------------------    -----------  ----------  -------------  ----------  -------------  -------------  ----------------
SPDR S&P World ex-
  US ETF*...........      $--          $--       $ (16,585)     $ 4,539      $ 12,046         $--           $ (16,585)
  Commercial Banks..       --           --         (16,585)       4,539        12,046          --             (16,585)
SPDR S&P
  International
  Small Cap ETF*....       --           --        (814,312)      50,563       763,749          --             122,474
  Real Estate
     Investment
     Trusts.........       --           --        (396,827)       6,252       390,575          --             532,104
  Capital Markets...       --           --        (417,485)      44,311       373,174          --            (409,630)
SPDR  Dow Jones
  International Real
  Estate ETF*.......       --           --              --           --            --          --                  --
  Real Estate
     Management
     & Development..       --           --              --           --            --          --                  --
SPDR Russell/Nomura
  Small Cap
  Japan ETF*........       --           --              --           --            --          --                  --
  Real Estate
     Management
     & Development..       --           --              --           --            --          --                  --
SPDR Dow Jones
  Global Real
  Estate ETF*.......       --           --              --           --            --          --                  --
  Real Estate
     Management
     & Development..       --           --              --           --            --          --                  --
SPDR S&P
  International
  Consumer
  Discretionary
  ETF*..............       --           --         (15,019)          --        15,019          --             (15,019)
  Textiles, Apparel
     &
     Luxury Goods...       --           --         (15,019)          --        15,019          --             (15,019)




* Funds held Level 3 securities that were valued at $0 at September 30, 2009.


SUBSEQUENT EVENT

Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through November 24, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date except as noted below.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded for on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

FUTURES

SPDR S&P Emerging Markets ETF and SPDR S&P Emerging Markets Small Cap ETF use futures contracts to meet each fund's objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, each Fund may not achieve its objectives.

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open future contracts as of September 30, 2009 is included in a table following the Fund's Investment Portfolio.

The following tables summarize the value of the Fund's derivative instruments held as of September 30, 2009 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

                                                RISK
ASSET DERIVATIVES                         EXPOSURE-EQUITY
-----------------                         ---------------
SPDR S&P Emerging Markets ETF (a).......      $141,967
SPDR S&P Emerging Markets Small Cap ETF
  (a)...................................        60,765


The derivative is located in the following Statement of Assets and Liabilities accounts:

     (a) Net unrealized appreciation (depreciation) on futures. Payable for variation margin on open futures contracts reflects unsettled variation margin, if any.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended September 30, 2009 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

                                                RISK
REALIZED GAIN (LOSS)                      EXPOSURE-EQUITY
--------------------                      ---------------
SPDR S&P Emerging Markets ETF (a).......     $1,147,722
SPDR S&P Emerging Markets Small Cap ETF
  (a)...................................       (219,575)


The above derivative is located in the following Statements of Operations accounts:

     (a) Net realized gain (loss) from futures

CHANGE IN NET UNREALIZED APPRECIATION           RISK
(DEPRECIATION)                            EXPOSURE-EQUITY
-------------------------------------     ---------------
SPDR S&P Emerging Markets ETF (a).......      $283,512
SPDR S&P Emerging Markets Small Cap ETF
  (a)...................................        70,845


The above derivative is located in the following Statement of Operations account:

     (a) Change in unrealized Appreciation (Depreciation) from futures contracts

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales, and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2009 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue service.

For the year ended September 30, 2009, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                          NET GAIN (LOSS)
                                          RECLASSIFIED TO
                                          PAID IN CAPITAL
                                          ---------------
SPDR DJ STOXX 50 ETF....................    $ (4,978,346)
SPDR DJ EURO STOXX 50 ETF...............     (48,486,863)
SPDR S&P Emerging Asia Pacific ETF......       5,827,653
SPDR S&P China ETF......................       5,966,373
SPDR S&P Emerging Markets ETF...........          (1,222)
SPDR S&P BRIC 40 ETF....................      (7,650,679)
SPDR S&P Emerging Europe ETF............      (8,230,911)
SPDR S&P Emerging Latin America ETF.....         502,660
SPDR S&P Emerging Middle East & Africa
  ETF...................................      (8,897,059)
SPDR S&P World ex-US ETF................       1,450,050
SPDR S&P International Small Cap ETF....      (2,456,756)
SPDR Dow Jones International Real Estate
  ETF...................................     (33,261,267)
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................         513,558
SPDR MSCI ACWI ex-US ETF................      (7,443,015)
SPDR Russell/Nomura PRIME Japan ETF.....      (3,615,060)
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      (6,165,767)
SPDR S&P International Dividend ETF.....       1,650,158
SPDR S&P International Mid Cap ETF......              --
SPDR S&P Emerging Markets Small Cap
  ETF...................................         643,205
SPDR Dow Jones Global Real Estate ETF...              --
SPDR S&P International Consumer
  Discretionary Sector ETF..............              --
SPDR S&P International Consumer Staples
  Sector ETF............................              --
SPDR S&P International Energy Sector
  ETF...................................              --
SPDR S&P International Financial Sector
  ETF...................................              --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                          NET GAIN (LOSS)
                                          RECLASSIFIED TO
                                          PAID IN CAPITAL
                                          ---------------
SPDR S&P International Health Care
  Sector ETF............................    $         --
SPDR S&P International Industrial Sector
  ETF...................................              --
SPDR S&P International Materials Sector
  ETF...................................         173,411
SPDR S&P International Technology Sector
  ETF...................................              --
SPDR S&P International
  Telecommunications Sector ETF.........              --
SPDR S&P International Utilities Sector
  ETF...................................              --


At September 30, 2009, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

                                          2010   2011   2012   2013   2014   2015      2016          2017
                                          ----   ----   ----   ----   ----   ----   ----------   -----------
SPDR DJ STOXX 50 ETF....................   $--    $--    $--    $--    $--    $--   $       --   $ 5,783,115
SPDR DJ EURO STOXX 50 ETF...............    --     --     --     --     --     --           --     6,389,360
SPDR S&P Emerging Asia Pacific ETF......    --     --     --     --     --     --           --     1,375,979
SPDR S&P China ETF......................    --     --     --     --     --     --           --   $ 2,685,375
SPDR S&P Emerging Markets ETF...........    --     --     --     --     --     --           --        63,724
SPDR S&P BRIC 40 ETF....................    --     --     --     --     --     --           --       399,946
SPDR S&P Emerging Europe ETF............    --     --     --     --     --     --           --     5,912,354
SPDR S&P Emerging Latin America ETF.....    --     --     --     --     --     --           --     3,111,522
SPDR S&P Emerging Middle East & Africa
  ETF...................................    --     --     --     --     --     --           --     1,967,866
SPDR S&P World ex-US ETF................    --     --     --     --     --     --           --        75,751
SPDR S&P International Small Cap ETF....    --     --     --     --     --     --           --    11,957,401
SPDR Dow Jones International Real Estate
  ETF...................................    --     --     --     --     --     --    2,568,760    37,378,612
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................    --     --     --     --     --     --           --       246,762
SPDR MSCI ACWI ex-US ETF................    --     --     --     --     --     --           --     2,856,017
SPDR Russell/Nomura PRIME Japan ETF.....    --     --     --     --     --     --           --       367,543
SPDR Russell/Nomura Small Cap Japan
  ETF...................................    --     --     --     --     --     --           --     1,997,862
SPDR S&P International Dividend ETF.....    --     --     --     --     --     --           --     5,689,152
SPDR S&P International Mid Cap ETF......    --     --     --     --     --     --           --            --
SPDR S&P Emerging Markets Small Cap
  ETF...................................    --     --     --     --     --     --           --            --
SPDR Dow Jones Global Real Estate ETF...    --     --     --     --     --     --           --       103,944
SPDR S&P International Consumer
  Discretionary Sector ETF..............    --     --     --     --     --     --           --            --
SPDR S&P International Consumer Staples
  Sector ETF............................    --     --     --     --     --     --           --             7
SPDR S&P International Energy Sector
  ETF...................................    --     --     --     --     --     --           --         4,624
SPDR S&P International Financial Sector
  ETF...................................    --     --     --     --     --     --           --        39,777
SPDR S&P International Health Care
  Sector ETF............................    --     --     --     --     --     --           --        64,517
SPDR S&P International Industrial Sector
  ETF...................................    --     --     --     --     --     --           --         4,087
SPDR S&P International Materials Sector
  ETF...................................    --     --     --     --     --     --           --        65,728
SPDR S&P International Technology Sector
  ETF...................................    --     --     --     --     --     --           --            --
SPDR S&P International
  Telecommunications Sector ETF.........    --     --     --     --     --     --           --         2,618
SPDR S&P International Utilities Sector
  ETF...................................    --     --     --     --     --     --           --        16,137

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following year. The Funds incurred the following losses during the period November 1, 2008 through September 30, 2009, that are deferred for tax purposes until fiscal 2010:

                                          DEFERRED LOSSES
                                          ---------------
SPDR DJ STOXX 50 ETF....................   $  (6,178,627)
SPDR DJ EURO STOXX 50 ETF...............     (14,921,657)
SPDR S&P Emerging Asia Pacific ETF......      (1,911,790)
SPDR S&P China ETF......................      (3,455,043)
SPDR S&P Emerging Markets ETF...........        (192,447)
SPDR S&P BRIC 40 ETF....................     (37,661,979)
SPDR S&P Emerging Europe ETF............      (9,173,376)
SPDR S&P Emerging Latin America ETF.....      (2,911,374)
SPDR S&P Emerging Middle East & Africa
  ETF...................................     (10,114,764)
SPDR S&P World ex-US ETF................      (2,821,253)
SPDR S&P International Small Cap ETF....     (10,557,466)
SPDR Dow Jones International Real Estate
  ETF...................................    (156,276,211)
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      (3,044,553)
SPDR MSCI ACWI ex-US ETF................     (36,975,710)
SPDR Russell/Nomura PRIME Japan ETF.....        (574,285)
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      (4,290,885)
SPDR S&P International Dividend ETF.....     (14,671,733)
SPDR S&P International Mid Cap ETF......        (509,574)
SPDR S&P Emerging Markets Small Cap
  ETF...................................              --
SPDR Dow Jones Global Real Estate ETF...      (3,876,210)
SPDR S&P International Consumer
  Discretionary Sector ETF..............         (19,705)
SPDR S&P International Consumer Staples
  Sector ETF............................        (107,795)
SPDR S&P International Energy Sector
  ETF...................................        (119,244)
SPDR S&P International Financial Sector
  ETF...................................        (562,792)
SPDR S&P International Health Care
  Sector ETF............................          (3,109)
SPDR S&P International Industrial Sector
  ETF...................................         (41,800)
SPDR S&P International Materials Sector
  ETF...................................        (154,398)
SPDR S&P International Technology Sector
  ETF...................................         (32,218)
SPDR S&P International
  Telecommunications Sector ETF.........         (97,364)
SPDR S&P International Utilities Sector
  ETF...................................        (130,798)


For the year ended September 30, 2009, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2009, was as follows:

                                                             LONG-TERM     RETURN
                                          ORDINARY INCOME  CAPITAL GAIN  OF CAPITAL
                                          ---------------  ------------  ----------
SPDR DJ STOXX 50 ETF....................    $ 1,942,749         $--        $   --
SPDR DJ EURO STOXX 50 ETF...............      5,937,910          --            --
SPDR S&P Emerging Asia Pacific ETF......      3,142,983          --            --
SPDR S&P China ETF......................      5,529,254          --            --
SPDR S&P Emerging Markets ETF...........      1,452,964          --            --
SPDR S&P BRIC 40 ETF....................      6,664,146          --            --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                             LONG-TERM     RETURN
                                          ORDINARY INCOME  CAPITAL GAIN  OF CAPITAL
                                          ---------------  ------------  ----------
SPDR S&P Emerging Europe ETF............    $ 1,309,844         $--        $   --
SPDR S&P Emerging Latin America ETF.....      2,110,805          --            --
SPDR S&P Emerging Middle East & Africa
  ETF...................................      5,932,397          --            --
SPDR S&P World ex-US ETF................      1,928,626          --            --
SPDR S&P International Small Cap ETF....      9,931,796          --            --
SPDR Dow Jones International Real Estate
  ETF...................................     29,224,112          --            --
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      4,047,042          --            --
SPDR MSCI ACWI ex-US ETF................      9,566,256          --            --
SPDR Russell/Nomura PRIME Japan ETF.....        536,558          --            --
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      1,990,267          --            --
SPDR S&P International Dividend ETF.....      2,825,162          --            --
SPDR S&P International Mid Cap ETF......        229,354          --            --
SPDR S&P Emerging Markets Small Cap
  ETF...................................        135,395          --            --
SPDR Dow Jones Global Real Estate ETF...      2,175,297          --            --
SPDR S&P International Consumer
  Discretionary Sector ETF..............         90,667          --            --
SPDR S&P International Consumer Staples
  Sector ETF............................        112,594          --            --
SPDR S&P International Energy Sector
  ETF...................................        151,090          --         2,964
SPDR S&P International Financial Sector
  ETF...................................         90,651          --            --
SPDR S&P International Health Care
  Sector ETF............................        111,716          --            --
SPDR S&P International Industrial Sector
  ETF...................................        105,673          --            --
SPDR S&P International Materials Sector
  ETF...................................        134,554          --            --
SPDR S&P International Technology Sector
  ETF...................................         54,548          --            --
SPDR S&P International
  Telecommunications Sector ETF.........        212,353          --            --
SPDR S&P International Utilities Sector
  ETF...................................        163,595          --         5,037


The tax character of distributions paid during the year ended September 30, 2008, was as follows:

                                                              LONG-TERM
                                          ORDINARY INCOME   CAPITAL GAIN
                                          ---------------   ------------
SPDR DJ STOXX 50 ETF....................    $ 4,945,259      $  169,023
SPDR DJ EURO STOXX 50 ETF...............     15,641,539       5,130,462
SPDR S&P Emerging Asia Pacific ETF......      1,486,173              --
SPDR S&P China ETF......................      1,313,923              --
SPDR S&P Emerging Markets ETF...........        979,265              --
SPDR S&P BRIC 40 ETF....................      1,205,020              --
SPDR S&P Emerging Europe ETF............        438,333              --
SPDR S&P Emerging Latin America ETF.....        798,198              --
SPDR S&P Emerging Middle East & Africa
  ETF...................................      1,115,747              --
SPDR S&P World ex-US ETF................        263,408              --
SPDR S&P International Small Cap ETF....      4,432,673              --
SPDR Dow Jones International Real Estate
  ETF...................................     35,627,956              --
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      1,368,788              --
SPDR MSCI ACWI ex-US ETF................      5,131,422              --
SPDR Russell/Nomura PRIME Japan ETF.....      2,222,730              --
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      1,188,740              --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                              LONG-TERM
                                          ORDINARY INCOME   CAPITAL GAIN
                                          ---------------   ------------
SPDR S&P International Dividend ETF.....    $ 2,270,350      $       --
SPDR S&P International Mid Cap ETF......             --              --
SPDR S&P Emerging Markets Small Cap
  ETF...................................             --              --
SPDR Dow Jones Global Real Estate ETF...        155,654              --
SPDR S&P International Consumer
  Discretionary Sector ETF..............          6,448              --
SPDR S&P International Consumer Staples
  Sector ETF............................         21,072              --
SPDR S&P International Energy Sector
  ETF...................................         27,210              --
SPDR S&P International Financial Sector
  ETF...................................         18,330              --
SPDR S&P International Health Care
  Sector ETF............................          9,902              --
SPDR S&P International Industrial Sector
  ETF...................................          9,075              --
SPDR S&P International Materials Sector
  ETF...................................         14,130              --
SPDR S&P International Technology Sector
  ETF...................................             --              --
SPDR S&P International
  Telecommunications Sector ETF.........         27,199              --
SPDR S&P International Utilities Sector
  ETF...................................         87,344              --


There were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, the cumulative return of capital payment, PFICs (Passive Foreign Investment Companies), redemptions in-kind, dividend payables and the deferral of post-October losses.

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

                                          UNDISTRIBUTED  UNDISTRIBUTED  NET UNREALIZED
                                             ORDINARY      LONG-TERM     APPRECIATION
FUND                                          INCOME      CAPITAL GAIN  (DEPRECIATION)
----                                      -------------  -------------  --------------
SPDR DJ STOXX 50 ETF....................    $  579,017      $    --      $ (19,233,578)
SPDR DJ EURO STOXX 50 ETF...............            --           --        (60,003,599)
SPDR S&P Emerging Asia Pacific ETF......     3,356,953           --         31,605,974
SPDR S&P China ETF......................     1,336,727           --         30,376,279
SPDR S&P Emerging Markets ETF...........       493,959           --          8,224,216
SPDR S&P BRIC 40 ETF....................       626,802           --        (17,629,021)
SPDR S&P Emerging Europe ETF............            --           --        (18,850,414)
SPDR S&P Emerging Latin America ETF.....       337,166           --         (7,234,363)
SPDR S&P Emerging Middle East & Africa
  ETF...................................       776,868           --        (17,460,800)
SPDR S&P World ex-US ETF................       373,662           --          7,040,133
SPDR S&P International Small Cap ETF....     2,675,316           --        (77,187,562)
SPDR Dow Jones International Real Estate
  ETF...................................     6,667,348           --       (331,725,032)
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................       671,861           --        (22,287,252)
SPDR MSCI ACWI ex-US ETF................     1,794,980           --        (42,233,332)
SPDR Russell/Nomura PRIME Japan ETF.....       119,062           --         (4,696,043)
SPDR Russell/Nomura Small Cap Japan
  ETF...................................       580,981           --        (13,619,787)
SPDR S&P International Dividend ETF.....            --           --         17,725,994
SPDR S&P International Mid Cap ETF......       648,856           --          2,175,825
SPDR S&P Emerging Markets Small Cap
  ETF...................................     1,686,532       13,889          4,382,056
SPDR Dow Jones Global Real Estate ETF...       411,001           --         10,639,603
SPDR S&P International Consumer
  Discretionary Sector ETF..............        13,245           --           (277,282)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                          UNDISTRIBUTED  UNDISTRIBUTED  NET UNREALIZED
                                             ORDINARY      LONG-TERM     APPRECIATION
FUND                                          INCOME      CAPITAL GAIN  (DEPRECIATION)
----                                      -------------  -------------  --------------
SPDR S&P International Consumer Staples
  Sector ETF............................    $    8,845      $    --      $    (132,709)
SPDR S&P International Energy Sector
  ETF...................................            --           --         (1,094,367)
SPDR S&P International Financial Sector
  ETF...................................         9,037           --            (26,192)
SPDR S&P International Health Care
  Sector ETF............................        13,624           --           (491,329)
SPDR S&P International Industrial Sector
  ETF...................................            --           --           (794,326)
SPDR S&P International Materials Sector
  ETF...................................            --           --           (699,019)
SPDR S&P International Technology Sector
  ETF...................................        25,127           --                824
SPDR S&P International
  Telecommunications Sector ETF.........        12,787           --           (153,696)
SPDR S&P International Utilities Sector
  ETF...................................            --           --         (1,185,223)


DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly for SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF. The following Funds distribute net investment income semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser,

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                          ANNUAL RATE
                                          -----------
SPDR DJ STOXX 50 ETF....................      0.29%
SPDR DJ EURO STOXX 50 ETF...............      0.29
SPDR S&P Emerging Asia Pacific ETF......      0.59
SPDR S&P China ETF......................      0.59
SPDR S&P Emerging Markets ETF...........      0.59
SPDR S&P BRIC 40 ETF....................      0.50*
SPDR S&P Emerging Europe ETF............      0.59
SPDR S&P Emerging Latin America ETF.....      0.59
SPDR S&P Emerging Middle East & Africa
  ETF...................................      0.59
SPDR S&P World ex-US ETF................      0.34
SPDR S&P International Small Cap ETF....      0.59
SPDR Dow Jones International Real Estate
  ETF...................................      0.59
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      0.59
SPDR MSCI ACWI ex-US ETF................      0.34
SPDR Russell/Nomura PRIME Japan ETF.....      0.50
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      0.55
SPDR S&P International Dividend ETF.....      0.45
SPDR S&P International Mid Cap ETF......      0.45
SPDR S&P Emerging Markets Small Cap
  ETF...................................      0.65
SPDR Dow Jones Global Real Estate ETF...      0.50
SPDR S&P International Consumer
  Discretionary Sector ETF..............      0.50
SPDR S&P International Consumer Staples
  Sector ETF............................      0.50
SPDR S&P International Energy Sector
  ETF...................................      0.50
SPDR S&P International Financial Sector
  ETF...................................      0.50
SPDR S&P International Health Care
  Sector ETF............................      0.50
SPDR S&P International Industrial Sector
  ETF...................................      0.50
SPDR S&P International Materials Sector
  ETF...................................      0.50
SPDR S&P International Technology Sector
  ETF...................................      0.50
SPDR S&P International
  Telecommunications Sector ETF.........      0.50
SPDR S&P International Utilities Sector
  ETF...................................      0.50




 * The Adviser contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.40% until January 31, 2009. Such agreement was not continued after January 31,
     2009.


The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Tuckerman Group, LLC, an affiliate of the Adviser, receives fees for its services as the sub-adviser to the SPDR Dow Jones International Real Estate ETF and the SPDR Dow Jones Global Real Estate ETF.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent (See also Note 4).

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio for which SSgA FM serves as the investment adviser. The State Street Navigator Securities Lending Prime

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period October 1, 2008 through September 30, 2009, State Street earned securities lending agent fees, which are presented net of income earned, as follows:

                                          SECURITIES LENDING
                                              AGENT FEES
                                          ------------------
SPDR DJ STOXX 50 ETF....................       $  9,354
SPDR DJ EURO STOXX 50 ETF...............         50,791
SPDR S&P Emerging Asia Pacific ETF......         12,701
SPDR S&P China ETF......................         17,090
SPDR S&P Emerging Markets ETF...........          8,218
SPDR S&P BRIC 40 ETF....................         20,785
SPDR S&P Emerging Europe ETF............          9,798
SPDR S&P Emerging Latin America ETF.....         18,910
SPDR S&P Emerging Middle East & Africa
  ETF...................................          2,631
SPDR S&P World ex-US ETF................         17,061
SPDR S&P International Small Cap ETF....        127,078
SPDR Dow Jones International Real Estate
  ETF...................................        261,235
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................         28,324
SPDR MSCI ACWI ex-US ETF................         70,162
SPDR Russell/Nomura PRIME Japan ETF.....          4,865
SPDR Russell/Nomura Small Cap Japan
  ETF...................................         53,782
SPDR S&P International Dividend ETF.....         32,278
SPDR S&P International Mid Cap ETF......          3,258
SPDR S&P Emerging Markets Small Cap
  ETF...................................            369
SPDR Dow Jones Global Real Estate ETF...          6,178
SPDR S&P International Consumer
  Discretionary Sector ETF..............             --
SPDR S&P International Consumer Staples
  Sector ETF............................             --
SPDR S&P International Energy Sector
  ETF...................................             --
SPDR S&P International Financial Sector
  ETF...................................             --
SPDR S&P International Health Care
  Sector ETF............................             --
SPDR S&P International Industrial Sector
  ETF...................................             --
SPDR S&P International Materials Sector
  ETF...................................             --
SPDR S&P International Technology Sector
  ETF...................................             --
SPDR S&P International
  Telecommunications Sector ETF.........             --
SPDR S&P International Utilities Sector
  ETF...................................             --


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor"), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

TRUSTEES' FEES

The Trust and SPDR Series Trust ("SST Trust") pay, in the aggregate, each Independent Trustee an annual fee of $90,000 plus $5,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $10,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series. Prior to April 20, 2009, the Trust paid each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended and $1,000 for each meeting attended via telephone or video conference. The Audit Chair received an additional annual fee of $9,000.

TRANSACTIONS WITH AFFILIATES

Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at September 30, 2009 and for the period then ended are:

                                             PURCHASED                     SOLD
                         VALUE AT    -------------------------  -------------------------    VALUE AT                  REALIZED
                          9/30/08        COST         SHARES      PROCEEDS       SHARES       9/30/09      INCOME    GAIN/(LOSS)
                       ------------  ------------  -----------  ------------  -----------  ------------  ----------  -----------
SPDR DJ STOXX
  50 ETF............   $  1,426,057  $ 27,750,451   27,750,451  $ 28,000,779   28,000,779  $  1,175,729  $   53,037      $--
SPDR DJ EURO STOXX
  50 ETF............      5,351,935   126,400,376  126,400,376   125,186,274  125,186,274     6,566,037     287,952       --
SPDR S&P Emerging
  Asia Pacific ETF..      6,821,576    99,873,560   99,873,560    93,085,056   93,085,056    13,610,080      72,023       --
SPDR S&P China ETF..      3,900,607    95,923,807   95,923,807    84,943,197   84,943,197    14,881,217      96,873       --
SPDR S&P Emerging
  Markets ETF.......      2,859,970    48,757,372   48,757,372    42,770,473   42,770,473     8,846,869      46,573       --
SPDR S&P BRIC
  40 ETF............     14,901,275   185,936,112  185,936,112   173,513,117  173,513,117    27,324,270     117,925       --
SPDR S&P Emerging
  Europe ETF........      3,774,091    40,533,008   40,533,008    40,200,419   40,200,419     4,106,680      55,548       --
SPDR S&P Emerging
  Latin
  America ETF.......      8,828,249   151,114,306  151,114,306   130,881,840  130,881,840    29,060,715     107,245       --
SPDR S&P Emerging
  Middle East &
  Africa ETF........      1,202,100    29,050,419   29,050,419    29,030,212   29,030,212     1,222,307      14,926       --
SPDR S&P World ex-
  US ETF............      2,150,629    27,853,810   27,853,810    19,593,732   19,593,732    10,410,707      96,015       --
SPDR S&P
  International
  Small Cap ETF.....     48,309,606   111,958,427  111,958,427   111,886,099  111,886,099    48,381,934     720,093       --
SPDR Dow Jones
  International Real
  Estate ETF........    122,547,301   511,030,355  511,030,355   494,058,371  494,058,371   139,519,285   1,481,338       --
SPDR FTSE/Macquarie
  Global
  Infrastructure
  100 ETF...........     15,292,308    98,860,484   98,860,484   102,862,464  102,862,464    11,290,328     160,625       --
SPDR MSCI ACWI ex-
  US ETF............     28,071,322   114,956,353  114,956,353   102,779,699  102,779,699    40,247,976     397,682       --
SPDR Russell/Nomura
  PRIME Japan ETF...      5,538,108    14,732,210   14,732,210    16,017,763   16,017,763     4,252,555      27,112       --
SPDR Russell/Nomura
  Small Cap
  Japan ETF.........     20,878,980    58,263,254   58,263,254    55,292,254   55,292,254    23,849,980     304,731       --
SPDR S&P
  International
  Dividend ETF......      4,529,771    44,317,586   44,317,586    40,497,177   40,497,177     8,350,180     182,556       --
SPDR S&P
  International Mid
  Cap ETF...........        479,486     9,424,890    9,424,890     6,085,687    6,085,687     3,818,689      18,420       --
SPDR S&P Emerging
  Markets Small
  Cap ETF...........         20,014       846,309      846,309       727,146      727,146       139,177       2,093       --
SPDR Dow Jones
  Global Real
  Estate ETF........        499,627    16,949,133   16,949,133    13,456,965   13,456,965     3,991,795      35,007       --
SPDR S&P
  International
  Consumer
  Discretionary
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Consumer Staples
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Energy
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Financial
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Health Care
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Industrial
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Materials
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Technology
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Telecommunications
  Sector ETF........             --            --           --            --           --            --          --       --
SPDR S&P
  International
  Utilities
  Sector ETF........             --            --           --            --           --            --          --       --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's Dividend Reinvestment Service (See Note 2), shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, and 200,000 shares for SPDR World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $12,000 per transaction are charged to those persons creating or redeeming Creation Units. An additional fee of up to three times these amounts may be charged for certain transactions. Transaction fees from certain transactions are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Accordingly, gross unrealized appreciation and depreciation at September 30, 2009 was as follows:

                                                                GROSS          GROSS      NET UNREALIZED
                                             IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                           --------------   ------------   ------------   --------------
SPDR DJ STOXX 50 ETF....................   $   76,567,381    $   695,457   $ 19,933,123    $ (19,237,666)
SPDR DJ EURO STOXX 50 ETF...............      247,822,745        256,727     60,270,465      (60,013,738)
SPDR S&P Emerging Asia Pacific ETF......      417,705,477     49,673,322     16,557,808       33,115,514
SPDR S&P China ETF......................      426,510,967     51,854,751     21,480,714       30,374,037
SPDR S&P Emerging Markets ETF...........       92,619,075     12,272,683      4,097,917        8,174,766
SPDR S&P BRIC 40 ETF....................      384,714,876     22,319,554     39,948,735      (17,629,181)
SPDR S&P Emerging Europe ETF............      160,581,416      7,308,090     26,157,644      (18,849,554)
SPDR S&P Emerging Latin America ETF.....      168,836,492      8,693,066     15,930,120       (7,237,054)
SPDR S&P Emerging Middle East & Africa
  ETF...................................      146,804,652      7,063,229     24,533,589      (17,470,360)
SPDR S&P World ex-US ETF................       87,905,549      9,783,567      2,748,902        7,034,665
SPDR S&P International Small Cap ETF....      631,051,880     22,232,120     99,466,030      (77,233,910)
SPDR Dow Jones International Real Estate
  ETF...................................    1,407,613,223        319,988    332,037,494     (331,717,506)
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      100,407,965        431,827     22,718,832      (22,287,005)
SPDR MSCI ACWI ex-US ETF................      391,095,175     14,697,307     56,909,720      (42,212,413)
SPDR Russell/Nomura PRIME Japan ETF.....       24,191,745        559,127      5,256,927       (4,697,800)
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      121,782,016      5,223,567     18,873,716      (13,650,149)
SPDR S&P International Dividend ETF.....      115,969,994     17,981,680        265,650       17,716,030
SPDR S&P International Mid Cap ETF......       23,167,537      2,578,923        403,830        2,175,093
SPDR S&P Emerging Markets Small Cap
  ETF...................................       58,343,491      5,457,963        962,020        4,495,943
SPDR Dow Jones Global Real Estate ETF...       74,202,387     10,794,867        154,042       10,640,825
SPDR S&P International Consumer
  Descretionary Sector ETF..............        5,083,263        410,636        688,747         (278,111)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                                GROSS          GROSS      NET UNREALIZED
                                             IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                           --------------   ------------   ------------   --------------
SPDR S&P International Consumer Staples
  Sector ETF............................   $    5,359,481    $        --   $    134,044    $    (134,044)
SPDR S&P International Energy Sector
  ETF...................................        7,457,042        162,636      1,257,184       (1,094,548)
SPDR S&P International Financial Sector
  ETF...................................        5,371,223        543,867        570,578          (26,711)
SPDR S&P International Health Care
  Sector ETF............................        6,098,977             --        495,926         (495,926)
SPDR S&P International Industrial Sector
  ETF...................................        5,347,063        190,672        987,177         (796,505)
SPDR S&P International Materials Sector
  ETF...................................        9,892,064        440,764      1,140,610         (699,846)
SPDR S&P International Technology Sector
  ETF...................................       11,045,182        810,005        809,432              573
SPDR S&P International
  Telecommunications Sector ETF.........        9,564,095        319,988        474,109         (154,121)
SPDR S&P International Utilities Sector
  ETF...................................        5,717,240         74,785      1,260,742       (1,185,957)


6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2009, the Trust had in-kind contributions, in-kind redemptions and in-kind realized gain/loss as follows:

                                                                           REALIZED
                                          CONTRIBUTIONS    REDEMPTIONS    GAIN/(LOSS)
                                          -------------   ------------   ------------
SPDR DJ STOXX 50 ETF....................   $         --   $ 14,818,108   $ (4,978,346)
SPDR DJ EURO STOXX 50 ETF...............    209,314,801    235,424,761    (48,486,863)
SPDR S&P Emerging Asia Pacific ETF......    118,527,176     14,558,216      5,827,653
SPDR S&P China ETF......................    237,403,992     12,959,821      5,966,373
SPDR S&P Emerging Markets ETF...........     25,978,964             --         (1,222)
SPDR S&P BRIC 40 ETF....................    132,945,205     18,464,983     (7,650,679)
SPDR S&P Emerging Europe ETF............    139,808,652     89,991,287     (8,230,911)
SPDR S&P Emerging Latin America ETF.....     53,039,669     20,405,516        502,660
SPDR S&P Emerging Middle East & Africa
  ETF...................................     12,462,242     30,640,823     (8,897,059)
SPDR S&P World ex-US ETF................     47,646,189      4,313,876      1,450,050
SPDR S&P International Small Cap ETF....    268,289,095    130,890,210     (2,456,756)
SPDR Dow Jones International Real Estate
  ETF...................................    277,200,588     90,083,381    (33,261,267)
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      3,341,127      7,346,150        513,558
SPDR MSCI ACWI ex-US ETF................    148,040,376    109,916,548     (7,443,015)
SPDR Russell/Nomura PRIME Japan ETF.....             --      6,504,981     (3,615,060)
SPDR Russell/Nomura Small Cap Japan
  ETF...................................     31,875,196     30,642,975     (6,165,767)
SPDR S&P International Dividend ETF.....     84,251,610     15,724,087      1,650,158
SPDR S&P International Mid Cap ETF......     11,876,309             --             --
SPDR S&P Emerging Markets Small Cap
  ETF...................................     19,928,555      1,640,345        643,205
SPDR Dow Jones Global Real Estate ETF...     56,373,449             --             --
SPDR S&P International Consumer
  Discretionary Sector ETF..............             --             --             --
SPDR S&P International Consumer Staples
  Sector ETF............................             --             --             --
SPDR S&P International Energy Sector
  ETF...................................      1,264,271             --             --
SPDR S&P International Financial Sector
  ETF...................................      1,080,339             --             --
SPDR S&P International Health Care
  Sector ETF............................             --             --             --
SPDR S&P International Industrial Sector
  ETF...................................             --             --             --
SPDR S&P International Materials Sector
  ETF...................................      7,370,240      3,689,661        173,411
SPDR S&P International Technology Sector
  ETF...................................      5,551,981             --             --
SPDR S&P International
  Telecommunications Sector ETF.........      4,269,312             --             --
SPDR S&P International Utilities Sector
  ETF...................................             --             --             --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any cash component of the transaction.

For the year ended September 30, 2009, the Trust had purchases and sales of investment securities as follows:

                                            PURCHASES        SALES
                                          ------------   ------------
SPDR DJ STOXX 50 ETF....................  $  6,048,263   $  6,033,387
SPDR DJ EURO STOXX 50 ETF...............    25,746,130     18,168,730
SPDR S&P Emerging Asia Pacific ETF......    93,070,851      9,655,388
SPDR S&P China ETF......................     1,127,462      3,922,636
SPDR S&P Emerging Markets ETF...........     8,798,832        613,503
SPDR S&P BRIC 40 ETF....................    31,419,849     34,049,143
SPDR S&P Emerging Europe ETF............    32,976,663     27,627,473
SPDR S&P Emerging Latin America ETF.....    22,486,211     12,103,645
SPDR S&P Emerging Middle East & Africa
  ETF...................................    13,140,906     19,349,311
SPDR S&P World ex-US ETF................     6,919,771      6,517,871
SPDR S&P International Small Cap ETF....    82,777,767     69,275,570
SPDR Dow Jones International Real Estate
  ETF...................................   138,431,742    146,586,102
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................     6,800,489      8,240,000
SPDR MSCI ACWI ex-US ETF................    35,953,522     37,583,779
SPDR Russell/Nomura PRIME Japan ETF.....       871,180      1,169,498
SPDR Russell/Nomura Small Cap Japan
  ETF...................................    17,775,934     18,865,733
SPDR S&P International Dividend ETF.....    76,549,489     77,289,893
SPDR S&P International Mid Cap ETF......     5,565,772      5,022,863
SPDR S&P Emerging Markets Small Cap
  ETF...................................    42,433,324     16,544,910
SPDR Dow Jones Global Real Estate ETF...     6,385,703      7,424,222
SPDR S&P International Consumer
  Discretionary Sector ETF..............       287,088        318,350
SPDR S&P International Consumer Staples
  Sector ETF............................       354,710        397,071
SPDR S&P International Energy Sector
  ETF...................................       345,205        278,476
SPDR S&P International Financial Sector
  ETF...................................       843,156        868,771
SPDR S&P International Health Care
  Sector ETF............................        24,854         11,122
SPDR S&P International Industrial Sector
  ETF...................................        99,049        167,057
SPDR S&P International Materials Sector
  ETF...................................       389,182        441,832
SPDR S&P International Technology Sector
  ETF...................................       276,961        294,294
SPDR S&P International
  Telecommunications Sector ETF.........       234,231        293,873
SPDR S&P International Utilities Sector
  ETF...................................       283,177        407,873


For the year ended September 30, 2009, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of countries. In addition, the Funds' assets may be concentrated in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of September 30, 2009 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represent the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


To the Trustees and Shareholders of the
SPDR Index Shares Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the thirty funds (each a "Fund") compromising the SPDR Index Shares Funds (the "Trust") at September 30, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2009

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV AS OF SEPTEMBER 30, 2009

The following charts are provided to show the frequency at which the daily market price on the NYSE Arca, Inc. ("Exchange"), the secondary market for shares of each Fund, was at a discount or premium to such Fund's daily net asset value ("NAV"). The market price of each Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

SPDR DJ STOXX 50 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
5 Years Ended: 9/30/2009................      193        87        28        114        66        31



SPDR DJ EURO STOXX 50 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
5 Years Ended: 9/30/2009................      159        69        32        136        85        35



SPDR S&P EMERGING ASIA PACIFIC ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2009.....................      80        129        71        49         80        49



SPDR S&P CHINA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2009.....................      81         95        103       59         66        87

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR S&P EMERGING MARKETS ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2009.....................      106       100        43        74         52        20



SPDR S&P BRIC 40 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (6/22/2007)
  through 9/30/2009.....................      111       108        41        62         61        33



SPDR S&P EMERGING EUROPE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2009.....................      126        89        37        60         69        33



SPDR S&P EMERGING LATIN AMERICA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2009.....................      72         29        14        47         16         2



SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2009.....................      115        96        56        61         72        47

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR S&P WORLD EX-US ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (4/26/2007)
  through 9/30/2009.....................      16         3          1        10         4          0



SPDR S&P INTERNATIONAL SMALL CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (4/26/2007)
  through 9/30/2009.....................      149       114        43        50         36        27



SPDR S&P INTERNATIONAL DIVIDEND ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (2/19/2008)
  through 9/30/2009.....................      111        70        25        24         15        13



SPDR S&P INTERNATIONAL MID CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (5/13/08)
  through 9/30/2009.....................      60         53        36        34         26        14



SPDR S&P EMERGING MARKETS SMALL CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (5/16/2008)
  through 9/30/2009.....................      51         77        37        21         36        19

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR DOW JONES GLOBAL REAL ESTATE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (05/13/08)
  through 9/30/2009.....................      90         85        27        21         18         4



SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (12/20/2006)
  through 9/30/2009.....................      189       126        34        59         47        29



SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (1/30/2007)
  through 9/30/2009.....................      160        45         8        36         14         5



SPDR MSCI ACWI EX-US ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (1/17/2007)
  through 9/30/2009.....................      151        69        29        58         50        26



SPDR RUSSELL/NOMURA PRIME JAPAN ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (11/14/2006)
  through 9/30/2009.....................      78         63        37        88        113        86

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (11/14/2006)
  through 9/30/2009.....................      119       116        47        78         82        67



SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      52         38        28        38         39        18



SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      38         32        14        36         21        12



SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      53         44        13        31         22        12



SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      58         27        41        33         27        36

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      57         49        19        17         19        10



SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      70         62        26        16         13         5
                                              --         --        --        --         --         -




SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      62         65        36        18         17        15



SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      65         65        24        12         9          4



SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      10         6          2         5         2          1

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Commencement of Trading (07/22/08)
  through 9/30/2009.....................      39         36        20        37         34        19



SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2009 and held for the six months ended September 30, 2009.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Shares of the Fund in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                            BEGINNING         ENDING        EXPENSES PAID
                                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
ACTUAL                                        4/1/09         9/30/09      4/1/09 TO 9/30/09
------                                    -------------   -------------   -----------------
SPDR DJ STOXX 50 ETF....................      $1,000        $1,519.68           $1.83
SPDR DJ EURO STOXX 50 ETF...............       1,000         1,573.53            1.87
SPDR S&P Emerging Asia Pacific ETF......       1,000         1,572.22            3.80
SPDR S&P China ETF......................       1,000         1,489.85            3.68
SPDR S&P Emerging Markets ETF...........       1,000         1,606.55            3.86
SPDR S&P BRIC 40 ETF....................       1,000         1,583.50            3.24
SPDR S&P Emerging Europe ETF............       1,000         1,738.08            4.05
SPDR S&P Emerging Latin America ETF.....       1,000         1,754.39            4.07
SPDR S&P Emerging Middle East & Africa
  ETF...................................       1,000         1,459.82            3.64

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            BEGINNING         ENDING        EXPENSES PAID
                                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
ACTUAL                                        4/1/09         9/30/09      4/1/09 TO 9/30/09
------                                    -------------   -------------   -----------------
SPDR S&P World ex-US ETF................      $1,000        $1,494.30           $2.13
SPDR S&P International Small Cap ETF....       1,000         1,593.60            3.84
SPDR Dow Jones International Real Estate
  ETF...................................       1,000         1,667.30            3.95
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................       1,000         1,286.93            3.38
SPDR MSCI ACWI ex-US ETF................       1,000         1,530.89            2.16
SPDR Russell/Nomura PRIME Japan ETF.....       1,000         1,300.71            2.88
SPDR Russell/Nomura Small Cap Japan
  ETF...................................       1,000         1,351.24            3.24
SPDR S&P International Dividend ETF.....       1,000         1,792.30            3.15
SPDR S&P International Mid Cap ETF......       1,000         1,493.00            2.81
SPDR S&P Emerging Markets Small Cap
  ETF...................................       1,000         1,758.20            4.49
SPDR Dow Jones Global Real Estate ETF...       1,000         1,713.00            3.40
SPDR S&P International Consumer
  Discretionary Sector ETF..............       1,000         1,499.80            3.13
SPDR S&P International Consumer Staples
  Sector ETF............................       1,000         1,393.50            3.00
SPDR S&P International Energy Sector
  ETF...................................       1,000         1,398.00            3.01
SPDR S&P International Financial Sector
  ETF...................................       1,000         1,780.40            3.49
SPDR S&P International Health Care
  Sector ETF............................       1,000         1,331.30            2.92
SPDR S&P International Industrial Sector
  ETF...................................       1,000         1,551.50            3.20
SPDR S&P International Materials Sector
  ETF...................................       1,000         1,542.60            3.19
SPDR S&P International Technology Sector
  ETF...................................       1,000         1,494.40            3.13
SPDR S&P International
  Telecommunications Sector ETF.........       1,000         1,345.20            2.94
SPDR S&P International Utilities Sector
  ETF...................................       1,000         1,326.10            2.92



                                            BEGINNING         ENDING        EXPENSES PAID
                                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL                                  4/1/09         9/30/09      4/1/09 TO 9/30/09
------------                              -------------   -------------   -----------------
SPDR DJ STOXX 50 ETF....................      $1,000        $1,023.61           $1.47
SPDR DJ EURO STOXX 50 ETF...............       1,000         1,023.61            1.47
SPDR S&P Emerging Asia Pacific ETF......       1,000         1,022.11            2.99
SPDR S&P China ETF......................       1,000         1,022.11            2.99
SPDR S&P Emerging Markets ETF...........       1,000         1,022.11            2.99
SPDR S&P BRIC 40 ETF....................       1,000         1,022.56            2.54
SPDR S&P Emerging Europe ETF............       1,000         1,022.11            2.99
SPDR S&P Emerging Latin America ETF.....       1,000         1,022.11            2.99
SPDR S&P Emerging Middle East & Africa
  ETF...................................       1,000         1,022.11            2.99
SPDR S&P World ex-US ETF................       1,000         1,023.36            1.72
SPDR S&P International Small Cap ETF....       1,000         1,022.11            2.99
SPDR Dow Jones International Real Estate
  ETF...................................       1,000         1,022.11            2.99
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................       1,000         1,022.11            2.99
SPDR MSCI ACWI ex-US ETF................       1,000         1,023.36            1.72
SPDR Russell/Nomura PRIME Japan ETF.....       1,000         1,022.56            2.54
SPDR Russell/Nomura Small Cap Japan
  ETF...................................       1,000         1,022.31            2.79
SPDR S&P International Dividend ETF.....       1,000         1,022.81            2.28
SPDR S&P International Mid Cap ETF......       1,000         1,022.81            2.28

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            BEGINNING         ENDING        EXPENSES PAID
                                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL                                  4/1/09         9/30/09      4/1/09 TO 9/30/09
------------                              -------------   -------------   -----------------
SPDR S&P Emerging Markets Small Cap
  ETF...................................      $1,000        $1,021.81           $3.29
SPDR Dow Jones Global Real Estate ETF...       1,000         1,022.56            2.54
SPDR S&P International Consumer
  Descretionary Sector ETF..............       1,000         1,022.56            2.54
SPDR S&P International Consumer Staples
  Sector ETF............................       1,000         1,022.56            2.54
SPDR S&P International Energy Sector
  ETF...................................       1,000         1,022.56            2.54
SPDR S&P International Financial Sector
  ETF...................................       1,000         1,022.56            2.54
SPDR S&P International Health Care
  Sector ETF............................       1,000         1,022.56            2.54
SPDR S&P International Industrial Sector
  ETF...................................       1,000         1,022.56            2.54
SPDR S&P International Materials Sector
  ETF...................................       1,000         1,022.56            2.54
SPDR S&P International Technology Sector
  ETF...................................       1,000         1,022.56            2.54
SPDR S&P International
  Telecommunications Sector ETF.........       1,000         1,022.56            2.54
SPDR S&P International Utilities Sector
  ETF...................................       1,000         1,022.56            2.54




  * Expenses are equal to the Fund's annualized net expense ratios of 0.29%, 0.29%, 0.59%, 0.59%, 0.59%, 0.50%, 0.59%, 0.59%, 0.59%, 0.34%,
     0.59%, 0.59%, 0.59%, 0.34%, 0.50%, 0.55%, 0.45%, 0.45%, 0.65%, 0.50%,
     0.50%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%, and
     0.50%, respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.


TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2009:

The following Fund paid a percentage of distributions which qualify for the corporate dividends paid deduction:

                                          PERCENTAGE
                                          ----------
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................     32.02%


QUALIFIED DIVIDEND INCOME

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2009, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. These amounts are noted below:

                                             AMOUNT
                                          -----------
SPDR DJ STOXX 50 ETF....................  $ 2,318,612
SPDR DJ EURO STOXX 50 ETF...............    6,163,751
SPDR S&P Emerging Asia Pacific ETF......    3,822,470
SPDR S&P China ETF......................    6,460,150
SPDR S&P Emerging Markets ETF...........    1,001,987
SPDR S&P BRIC 40 ETF....................    3,949,006
SPDR S&P Emerging Europe ETF............    1,295,185
SPDR S&P Emerging Latin America ETF.....      235,679
SPDR S&P Emerging Middle East & Africa
  ETF...................................    3,799,895
SPDR S&P World ex-US ETF................    1,886,042
SPDR S&P International Small Cap ETF....    6,943,521
SPDR Dow Jones International Real Estate
  ETF...................................   10,286,241
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................    3,007,692


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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                             AMOUNT
                                          -----------
SPDR MSCI ACWI ex-US ETF................    7,203,509
SPDR Russell/Nomura PRIME Japan ETF.....      181,368
SPDR Russell/Nomura Small Cap Japan
  ETF...................................    1,409,893
SPDR S&P International Dividend ETF.....    2,223,959
SPDR S&P International Mid Cap ETF......      334,703
SPDR S&P Emerging Markets Small Cap
  ETF...................................      185,490
SPDR Dow Jones Global Real Estate ETF...      374,378
SPDR S&P International Consumer
  Discretionary Sector ETF..............      112,713
SPDR S&P International Consumer Staples
  Sector ETF............................      145,592
SPDR S&P International Energy Sector
  ETF...................................      180,201
SPDR S&P International Financial Sector
  ETF...................................       97,618
SPDR S&P International Health Care
  Sector ETF............................      152,253
SPDR S&P International Industrial Sector
  ETF...................................      110,677
SPDR S&P International Materials Sector
  ETF...................................      112,355
SPDR S&P International Technology Sector
  ETF...................................       89,350
SPDR S&P International
  Telecommunications Sector ETF.........  $   214,862
SPDR S&P International Utilities Sector
  ETF...................................      213,667


None of the Funds paid long term capital gains dividends during the year ended September 30, 2009.

For the fiscal year ended September 30, 2009, certain dividends paid by SPDR DJ STOXX ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Dow Jones International Real Estate ETF, SPDR MacQuarie Global Infrastructure 100 ETF, SPDR MSCI ACWI (ex-US) ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF may be subject to a minimum tax rate of 15% as provided for by the Internal Revenue Code. The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2009 form 1099-DIV.

FOREIGN TAX CREDIT

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2009, the total amount of foreign taxes that will be passed through are:

                                            AMOUNT
                                          ----------
SPDR DJ STOXX 50 ETF....................  $  201,642
SPDR DJ EURO STOXX 50 ETF...............     589,787
SPDR S&P Emerging Asia Pacific ETF......     357,536
SPDR S&P China ETF......................     648,245
SPDR S&P Emerging Markets ETF...........     165,561
SPDR S&P BRIC 40 ETF....................     530,971


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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            AMOUNT
                                          ----------
SPDR S&P Emerging Europe ETF............     221,198
SPDR S&P Emerging Latin America ETF.....     125,118
SPDR S&P Emerging Middle East & Africa
  ETF...................................     154,492
SPDR S&P World ex-US ETF................      93,296
SPDR S&P International Small Cap ETF....     510,531
SPDR Dow Jones International Real Estate
  ETF...................................   1,652,295
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................     163,085
SPDR MSCI ACWI ex-US ETF................     650,572
SPDR Russell/Nomura PRIME Japan ETF.....      12,683
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      81,906
SPDR S&P International Dividend ETF.....     282,655
SPDR S&P International Mid Cap ETF......      16,926
SPDR S&P Emerging Markets Small Cap
  ETF...................................      11,118
SPDR Dow Jones Global Real Estate ETF...      59,636
SPDR S&P International Consumer
  Discretionary Sector ETF..............       7,698
SPDR S&P International Consumer Staples
  Sector ETF............................      10,119
SPDR S&P International Energy Sector
  ETF...................................      16,913
SPDR S&P International Financial Sector
  ETF...................................       9,826
SPDR S&P International Health Care
  Sector ETF............................      12,945
SPDR S&P International Industrial Sector
  ETF...................................       9,950
SPDR S&P International Materials Sector
  ETF...................................      10,944
SPDR S&P International Technology Sector
  ETF...................................       8,471
SPDR S&P International
  Telecommunications Sector ETF.........      20,120
SPDR S&P International Utilities Sector
  ETF...................................      23,325


The amount of foreign source income earned on the following Funds during the year ended September 30, 2009 were as follows:

                                             AMOUNT
                                          -----------
SPDR DJ STOXX 50 ETF....................  $ 2,331,906
SPDR DJ EURO STOXX 50 ETF...............    6,387,410
SPDR S&P Emerging Asia Pacific ETF......    7,720,765
SPDR S&P China ETF......................    7,326,555
SPDR S&P Emerging Markets ETF...........    1,724,841
SPDR S&P BRIC 40 ETF....................    5,780,722
SPDR S&P Emerging Europe ETF............    1,449,381
SPDR S&P Emerging Latin America ETF.....    2,033,441
SPDR S&P Emerging Middle East & Africa
  ETF...................................    3,832,726
SPDR S&P World ex-US ETF................    2,003,566
SPDR S&P International Small Cap ETF....    9,058,218
SPDR Dow Jones International Real Estate
  ETF...................................   33,618,906
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................    2,071,285
SPDR MSCI ACWI ex-US ETF................    8,014,039
SPDR Russell/Nomura PRIME Japan ETF.....      260,025
SPDR Russell/Nomura Small Cap Japan
  ETF...................................    1,403,218
SPDR S&P International Dividend ETF.....    2,970,277


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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                             AMOUNT
                                          -----------
SPDR S&P International Mid Cap ETF......      334,703
SPDR S&P Emerging Markets Small Cap
  ETF...................................      554,517
SPDR Dow Jones Global Real Estate ETF...    1,127,689
SPDR S&P International Consumer
  Discretionary Sector ETF..............      112,757
SPDR S&P International Consumer Staples
  Sector ETF............................      146,472
SPDR S&P International Energy Sector
  ETF...................................      194,638
SPDR S&P International Financial Sector
  ETF...................................      117,554
SPDR S&P International Health Care
  Sector ETF............................      152,372
SPDR S&P International Industrial Sector
  ETF...................................      125,505
SPDR S&P International Materials Sector
  ETF...................................      124,416
SPDR S&P International Technology Sector
  ETF...................................       91,346
SPDR S&P International
  Telecommunications Sector ETF.........      261,671
SPDR S&P International Utilities Sector
  ETF...................................      216,696


PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures are available
(i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov. Information regarding how the Funds voted proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on Form N-Q will be available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdrs.com.

INVESTMENT ADVISORY CONTRACT RENEWAL

During the most recent fiscal six-month period covered by this report, the Board of Trustees of the Trust (the "Board") held in-person meetings to evaluate proposals to continue the Investment Advisory Agreement with respect to the operational and non-operational series of the Trust (each, a "SPDR ETF" and collectively, the "SPDR ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Investment Advisory Agreement.

In evaluating the Investment Advisory Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent, Custodian and Securities Lending Agent ("State Street"). In deciding whether to approve the Investment Advisory Agreement, the Board considered various factors, including
(i) the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Investment Advisory Agreement, (ii) investment performance of the SPDR ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether fee levels in the Investment Advisory Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Investment Advisory Agreement and the Adviser's responsibilities for managing investment operations of the SPDR ETFs in accordance with each SPDR ETF's investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the

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SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


background and experience of the Adviser's senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each SPDR ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board considered the Adviser's experience in managing equity exchange-traded funds. The Board then determined that the nature, extent and quality of services provided by the Adviser to the SPDR ETFs were necessary and appropriate.

The Board reviewed the SPDR ETFs' performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to performance of actively-managed funds. The Board was more concerned with the extent to which each SPDR ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding each SPDR ETF's index tracking and tracking error, noting that each SPDR ETF satisfactorily tracked its benchmark index. The Board also discussed the tax efficiency of the SPDR ETFs. The Board then determined that the performance of each SPDR ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationships with the SPDR ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the SPDR ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs' unitary fee through review of comparative information with respect to fees paid by similar funds -- i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the SPDR ETFs, estimated expense ratios of the new SPDR ETFs, and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each SPDR ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Investment Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself. The Board's conclusions regarding the Investment Advisory Agreement were as follows: (a) the nature and extent of the services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser's fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust's relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude materially to affect the Board's conclusions; and (f) fees paid to the

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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


Adviser adequately shared the economies of scale with the SPDR ETFs by way of the relatively low fee structure of the Trust.

The Board also considered the renewal of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to the real estate series of the Trust (the "Real Estate ETFs"), after review of materials provided to them at their request by the Adviser, Sub-Adviser and State Street. In deciding whether to approve the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Sub-Adviser with respect to the Real Estate ETFs under the Sub-Advisory Agreement,
(ii) investment performance of the Real Estate ETFs, (iii) fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale would be realized if and as the Real Estate ETFs grow and whether fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in real estate investment trusts and international real estate securities. The Board considered that each Real Estate ETF satisfactorily tracked its benchmark index. In light of the Board's determination that the unitary fee paid to the Adviser by each Real Estate ETF was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser's profitability.

The Board, including the Independent Trustees voting separately, approved the Sub-Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself. The Board's conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to each Real Estate ETF was appropriate; (b) the performance and, more importantly, the index tracking, of each Real Estate ETF had been satisfactory; (c) the Sub-Adviser's fees for each Real Estate ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Sub-Adviser were not of a magnitude to materially affect the Board's conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with each Real Estate ETF.


                                       285

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SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST


                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                     TERM OF            PRINCIPAL           IN FUND
                                                   OFFICE AND         OCCUPATION(S)         COMPLEX            OTHER
NAME, ADDRESS                       POSITION(S)     LENGTH OF          DURING PAST         OVERSEEN        DIRECTORSHIPS
AND YEAR OF BIRTH                   WITH FUNDS     TIME SERVED           5 YEARS          BY TRUSTEE      HELD BY TRUSTEE
-----------------                  ------------   ------------   ----------------------   ----------   --------------------
TRUSTEES
INDEPENDENT TRUSTEES

DAVID M. KELLY                     Independent    Unlimited      Retired.                     102      Chicago Stock
  c/o SPDR Index Shares Funds      Trustee        Elected:                                             Exchange (Public
  State Street Financial Center                   July 2004                                            Governor/
  One Lincoln Street                                                                                   Director);Penson
  Boston, MA 02111-2900                                                                                Worldwide Inc.
  1938                                                                                                 (Director); SPDR
                                                                                                       Series Trust
                                                                                                       (Trustee).

FRANK NESVET                       Independent    Unlimited      Group, Inc. (1998-           102      SPDR Series Trust
  c/o SPDR Index Shares Funds      Trustee,       Elected:       present) (a financial                 (Trustee).
  State Street Financial Center    Chairman       July 2004      services consulting
  One Lincoln Street                                             company).
  Boston, MA 02111-2900
  1943

HELEN F. PETERS                    Independent    Unlimited      Professor of Finance,        102      Federal Home Loan
  c/o SPDR Index Shares Funds      Trustee,       Elected:       Carroll School of                     Bank of Boston
  State Street Financial Center    Chair of       July 2004      Management, Boston                    (Director); BJ's
  One Lincoln Street               Audit                         College (2003-                        Wholesale Clubs
  Boston, MA 02111-2900            Committee                     present); Dean, Boston                (Director); SPDR
  1948                                                           College (August 2000-                 Series Trust
                                                                 2003).                                (Trustee); Eaton
                                                                                                       Vance Funds
                                                                                                       (Trustee).

INTERESTED TRUSTEE

JAMES E. ROSS*                     Interested     Unlimited      President, SSgA Funds        133      SPDR Series Trust
  SSgA Funds Management, Inc.      Trustee,       Elected        Management, Inc.                      (Trustee); Select
  State Street Financial Center    President      President:     (2005-present);                       Sector SPDR Trust
  One Lincoln Street                              May 2005,      Principal, SSgA Funds                 (Trustee); State
  Boston, MA 02111                                elected        Management, Inc.                      Street Master Funds
  1965                                            Trustee:       (2001-present); Senior                (Trustee); and State
                                                  November       Managing Director,                    Street Institutional
                                                  2005           State Street Global                   Investment Trust
                                                                 Advisors (2006-                       (Trustee); President
                                                                 present); Principal,                  and Principal
                                                                 State Street Global                   Executive Officer,
                                                                 Advisors (2000-2006).                 State Street
                                                                                                       Navigator Securities
                                                                                                       Lending Trust (2009-
                                                                                                       present)




  * Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.


The Statement of Additional Information includes additional information about the Board of Trustees and is available without charge upon request, by calling 1-866-787-2257 (toll-free).


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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     TERM OF            PRINCIPAL
                                                   OFFICE AND         OCCUPATION(S)
NAME, ADDRESS                       POSITION(S)     LENGTH OF          DURING PAST
AND DATE OF BIRTH                   WITH FUNDS     TIME SERVED           5 YEARS
-----------------                  ------------   ------------   ----------------------
OFFICERS
ELLEN M. NEEDHAM                   Vice           Unlimited      Principal, SSgA Funds
  SSgA Funds Management, Inc.      President      Elected:       Management, Inc.
  State Street Financial Center                   March 2008     (1992-Present)*;
  One Lincoln Street                                             Managing Director,
  Boston, MA 02111                                               State Street Global
  1967                                                           Advisors (1992 to
                                                                 Present)*

MICHAEL P. RILEY                   Vice           Unlimited      Vice President, State
  SSgA Funds Management, Inc.      President      Elected:       Street Global Advisors
  State Street Financial Center                   February       (2008-present);
  One Lincoln Street                              2005           Principal, State
  Boston, MA 02111                                               Street Global Advisors
  1969                                                           (2005-2008); Assistant
                                                                 Vice President, State
                                                                 Street Bank and Trust
                                                                 Company (2000-2004).

GARY L. FRENCH                     Treasurer      Unlimited      Senior Vice President,
  State Street Bank and Trust                     Elected: May   State Street Bank and
  Company                                         2005           Trust Company (2002-
  Two Avenue de Lafayette                                        present); Managing
  Boston, MA 02111                                               Director, Deutsche
  1951                                                           Bank (2001-2002).

RYAN M. LOUVAR                     Secretary      Unlimited      Vice President and
  State Street Bank and Trust                     Elected:       Senior Counsel, State
  Company                                         August 2008    Street Bank and Trust
  Four Copley Place                                              Company (2005-
  Boston, MA 02116                                               present)*; Counsel,
  1972                                                           BISYS Group, Inc.
                                                                 (2000-2005) (a
                                                                 financial services
                                                                 company).

MARK E. TUTTLE                     Assistant      Unlimited      Vice President and
  State Street Bank and Trust      Secretary      Elected:       Counsel, State Street
  Company                                         August 2007    Bank and Trust Company
  Four Copley Place                                              (2007-Present)*;
  Boston, MA 02116                                               Assistant Counsel,
  1970                                                           BISYS Group, Inc.
                                                                 (2005-2007)*; (a
                                                                 financial services
                                                                 company); Sole
                                                                 Practitioner, Mark E.
                                                                 Tuttle Attorney at Law
                                                                 (2004-2005);
                                                                 Paralegal, John
                                                                 Hancock Financial
                                                                 Services, Inc. (2000-
                                                                 2004).

MATTHEW FLAHERTY                   Assistant      Unlimited      Assistant Vice
  State Street Bank and Trust      Treasurer      Elected: May   President, State
  Company                                         2005           Street Bank and Trust
  Two Avenue de Lafayette                                        (1994-present).*
  Boston, MA 02111
  1971

CHAD C. HALLETT                    Assistant      Unlimited      Vice President, State
  State Street Bank and Trust      Treasurer      Elected: May   Street Bank and Trust
  Company                                         2006           Company (2001-
  Two Avenue de Lafayette                                        Present).*
  Boston, MA 02111
  1969



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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     TERM OF            PRINCIPAL
                                                   OFFICE AND         OCCUPATION(S)
NAME, ADDRESS                       POSITION(S)     LENGTH OF          DURING PAST
AND DATE OF BIRTH                   WITH FUNDS     TIME SERVED           5 YEARS
-----------------                  ------------   ------------   ----------------------
LAURA F. HEALY                     Assistant      Unlimited      Vice President, State
  State Street Bank and Trust      Treasurer      Elected:       Street Bank and Trust
  Company                                         November       Company (2002-
  Two Avenue de Lafayette                         2007           present).*
  Boston, MA 02111
  1964
JULIE B. PIATELLI                  Chief          Unlimited      Principal and Senior
  SSgA Funds Management, Inc.      Compliance     Elected:       Compliance Officer,
  State Street Financial Center    Officer        August 2007    SSgA Funds Management,
  One Lincoln Street                                             Inc. (2004-present);
  Boston, MA 02111                                               Vice President, State
  1967                                                           Street Global Advisors
                                                                 (2004-present); Senior
                                                                 Manager,
                                                                 PricewaterhouseCoop-
                                                                 ers, LLP (1999-2004).




  *  Served in various capacities during noted time period.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR INDEX SHARES FUNDS
SPDR DJ STOXX 50 ETF (FEU)
SPDR DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR SERIES TRUST
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Convertible Bond ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Barclays Capital Municipal Bond ETF (TFI)
SPDR Barclays Capital California Municipal Bond ETF (CXA)
SPDR Barclays Capital New York Municipal Bond ETF (INY)
SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR S&P VRDO Municipal Bond ETF (VRD)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

STATE STREET GLOBAL MARKETS, LLC, MEMBER FINRA, SIPC, IS DISTRIBUTOR FOR ALL INVESTMENT PORTFOLIOS OF SPDR SERIES TRUST AND SPDR INDEX SHARES FUNDS. ALPS DISTRIBUTORS, INC., A REGISTERED BROKER-DEALER, IS DISTRIBUTOR FOR SPDR TRUST AND DIAMONDS TRUST, BOTH UNIT INVESTMENT TRUSTS; AND ALL INVESTMENT PORTFOLIOS OF THE SELECT SECTOR SPDR TRUST.

SPDR INDEX SHARES FUNDS

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting WWW.SPDRS.COM Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/ Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.

"This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money."

(C) 2009 State Street Corporation STISFAR

For more complete information, please call 866.787.2257 or visit spdrs.com today

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has one Board member serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

     (2) Frank Nesvet is the registrant's audit committee financial expert. The Board also determined that Mr. Nesvet is not an "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2009 and September 30, 2008, the aggregate audit fees billed for professional services rendered by the principal accountant were $506,100 and $459,900, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR; and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2009 and September 30, 2008, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2009 and September 30, 2008, the aggregate tax fees billed for professional services rendered by the principal accountant were $240,000 and $240,000, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2009 and September 30, 2008.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

               or

     b. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

     c. De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     d. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     e. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2009 and September 30, 2008, the aggregate non-audit fees for services rendered by PwC to the registrant and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the registrant were $7,670,000 and $7,631,000, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant's President and Principal Executive Officer, and Gary L. French, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) Index Shares Funds


By: /s/ James Ross
    ---------------------------------
    James Ross
    President and Principal Executive
    Officer

Date: December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James Ross
    ---------------------------------
    James Ross
    President and Principal Executive
    Officer

Date: December 4, 2009


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer and Principal Financial
    Officer

Date: December 4, 2009